FINANCIAL STATEMENTS

SBL Variable Annuity Account XIV

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XIV (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising SBL Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets
7Twelve Balanced Portfolio	For each of the two years in the period ended December 31, 2021
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2021
AB VPS Global Thematic Growth	For each of the two years in the period ended December 31, 2021
AB VPS Growth and Income	For each of the two years in the period ended December 31, 2021
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2021
AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2021
AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2021
AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2021
Alger Capital Appreciation	For each of the two years in the period ended December 31, 2021
Alger Large Cap Growth	For each of the two years in the period ended December 31, 2021
Allspring Growth	For each of the two years in the period ended December 31, 2021
Allspring International Equity VT	For each of the two years in the period ended December 31, 2021
Allspring Large Cap Core	For each of the two years in the period ended December 31, 2021
Allspring Omega Growth VT	For each of the two years in the period ended December 31, 2021
Allspring Opportunity	For each of the two years in the period ended December 31, 2021
Allspring Opportunity VT	For each of the two years in the period ended December 31, 2021
Allspring Small Company Value	For each of the two years in the period ended December 31, 2021
ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2021
American Century Diversified Bond	For each of the two years in the period ended December 31, 2021
American Century Equity Income	For each of the two years in the period ended December 31, 2021
American Century Heritage	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
American Century International Bond	For each of the two years in the period ended December 31, 2021
American Century International Growth	For each of the two years in the period ended December 31, 2021
American Century Select	For each of the two years in the period ended December 31, 2021
American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2021
American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2021
American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2021
American Century Ultra®	For each of the two years in the period ended December 31, 2021
American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2021
American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2021
American Century VP International	For each of the two years in the period ended December 31, 2021
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2021
American Century VP Ultra®	For each of the two years in the period ended December 31, 2021
American Century VP Value	For each of the two years in the period ended December 31, 2021
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2021
American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2021
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2021
American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2021
American Funds IS® Growth	For each of the two years in the period ended December 31, 2021
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2021
American Funds IS® International	For each of the two years in the period ended December 31, 2021
American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2021
American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2021
American Funds IS® New World	For each of the two years in the period ended December 31, 2021
AMG River Road Mid Cap Value	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Ariel®	For each of the two years in the period ended December 31, 2021
Baron Asset	For each of the two years in the period ended December 31, 2021
BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2021
BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2021
BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2021
BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2021
BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2021
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2021
BlackRock Global Allocation	For each of the two years in the period ended December 31, 2021
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2021
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2021
BlackRock International Dividend	For each of the two years in the period ended December 31, 2021
BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2021
BNY Mellon Appreciation	For each of the two years in the period ended December 31, 2021
BNY Mellon Dynamic Value	For each of the two years in the period ended December 31, 2021
BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2021
BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2021
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2021
BNY Mellon Opportunistic Midcap Value	For each of the two years in the period ended December 31, 2021
BNY Mellon Stock Index	For each of the two years in the period ended December 31, 2021
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2021
Calamos® Growth	For each of the two years in the period ended December 31, 2021
Calamos® Growth and Income	For each of the two years in the period ended December 31, 2021
Calamos® High Income Opportunities	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2021
Delaware Ivy Asset Strategy	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Balanced	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Core Equity	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Energy	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Global Bond	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Global Equity Income	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Growth	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP High Income	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Science And Technology	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Securian Real Estate Securities	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Smid Cap Core	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Value	For each of the two years in the period ended December 31, 2021
Dimensional VA Equity Allocation	For each of the two years in the period ended December 31, 2021
Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2021
Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2021
Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2021
Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2021
Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2021
Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2021
DWS Capital Growth VIP	For each of the two years in the period ended December 31, 2021
DWS Core Equity VIP	For each of the two years in the period ended December 31, 2021
DWS CROCI® U.S. VIP	For each of the two years in the period ended December 31, 2021
DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2021
DWS High Income VIP	For each of the two years in the period ended December 31, 2021
DWS International Growth VIP	For each of the two years in the period ended December 31, 2021
DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2021
Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2021
Federated Hermes Corporate Bond	For each of the two years in the period ended December 31, 2021
Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2021
Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2021
Fidelity® Advisor Dividend Growth	For each of the two years in the period ended December 31, 2021
Fidelity® Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2021
Fidelity® Advisor Leveraged Company Stock	For each of the two years in the period ended December 31, 2021
Fidelity® Advisor New Insights	For each of the two years in the period ended December 31, 2021
Fidelity® Advisor Real Estate	For each of the two years in the period ended December 31, 2021
Fidelity® Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2021
Fidelity® Advisor Value Strategies	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2021
Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2021
Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2021
Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2021
Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2021
Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Growth Opportunities	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT High Quality Floating Rate	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2021
Guggenheim Alpha Opportunity	For each of the two years in the period ended December 31, 2021
Guggenheim Core Bond	For each of the two years in the period ended December 31, 2021
Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2021
Guggenheim High Yield	For each of the two years in the period ended December 31, 2021
Guggenheim Large Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim Long Short Equity	For each of the two years in the period ended December 31, 2021
Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2021
Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2021
Guggenheim Small Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim StylePlus Large Core	For each of the two years in the period ended December 31, 2021
Guggenheim StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021
Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2021
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021
Guggenheim World Equity Income	For each of the two years in the period ended December 31, 2021
Invesco American Franchise	For each of the two years in the period ended December 31, 2021
Invesco Comstock	For each of the two years in the period ended December 31, 2021
Invesco Developing Markets	For each of the two years in the period ended December 31, 2021
Invesco Discovery	For each of the two years in the period ended December 31, 2021
Invesco Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2021
Invesco Energy	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Invesco Equity and Income	For each of the two years in the period ended December 31, 2021
Invesco Global	For each of the two years in the period ended December 31, 2021
Invesco Gold & Special Minerals	For each of the two years in the period ended December 31, 2021
Invesco Main Street Mid Cap	For each of the two years in the period ended December 31, 2021
Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2021
Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2021
Invesco Technology	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Value	For the period from April 30, 2021 (commencement of operations) through December 31, 2021
Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2021
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Bond	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2021
Invesco V.I. Equity and Income	For the period from April 30, 2021 (commencement of operations) through December 31, 2021
Invesco V.I. Global	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Real Estate Series I	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Real Estate Series II	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2021
Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Health Care Series I	For each of the two years in the period ended December 31, 2021
Invesco V.I. Health Care Series II	For each of the two years in the period ended December 31, 2021
Invesco V.I. High Yield	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Managed Volatility	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020
Invesco V.I. S&P 500 Index	For each of the two years in the period ended December 31, 2021
Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2021
Invesco V.I. Value Opportunities	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020
Invesco Value Opportunities	For each of the two years in the period ended December 31, 2021
Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2021
Janus Henderson Overseas	For each of the two years in the period ended December 31, 2021
Janus Henderson U.S. Managed Volatility	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust US Equity Portfolio	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Dividend Growth VC	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2021
MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2021
MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2021
MFS® VIT High Yield	For each of the two years in the period ended December 31, 2021
MFS® VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2021
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2021
MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2021
MFS® VIT Investors Trust	For each of the two years in the period ended December 31, 2021
MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2021
MFS® VIT Research	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2021
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Neuberger Berman AMT Sustainable Equity I	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity S	For each of the two years in the period ended December 31, 2021
Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2021
Neuberger Berman Large Cap Value	For each of the two years in the period ended December 31, 2021
Neuberger Berman Sustainable Equity	For each of the two years in the period ended December 31, 2021
North Square Oak Ridge Small Cap Growth	For each of the two years in the period ended December 31, 2021
Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2021
Northern Large Cap Core	For each of the two years in the period ended December 31, 2021
Northern Large Cap Value	For each of the two years in the period ended December 31, 2021
PGIM Focused Growth	For the period from December 10, 2021 (commencement of operations) through December 31, 2021
PGIM Jennison 20/20 Focus	For the period from January 1, 2021 through December 10, 2021 (closing of operations) and year ended December 31, 2020
PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2021
PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2021
PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2021
PGIM Quant Solutions Small-Cap Value	For each of the two years in the period ended December 31, 2021
PIMCO All Asset	For each of the two years in the period ended December 31, 2021
PIMCO CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2021
PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2021
PIMCO High Yield	For each of the two years in the period ended December 31, 2021
PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2021
PIMCO Low Duration	For each of the two years in the period ended December 31, 2021
PIMCO Real Return	For each of the two years in the period ended December 31, 2021
PIMCO StocksPLUS® Small Fund	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
PIMCO Total Return	For each of the two years in the period ended December 31, 2021
PIMCO VIT All Asset Administrative	For each of the two years in the period ended December 31, 2021
PIMCO VIT All Asset Advisor	For each of the two years in the period ended December 31, 2021
PIMCO VIT CommodityRealReturn Strategy Administrative	For each of the two years in the period ended December 31, 2021
PIMCO VIT CommodityRealReturn Strategy Advisor	For each of the two years in the period ended December 31, 2021
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2021
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2021
PIMCO VIT Global Managed Asset Allocation	For each of the two years in the period ended December 31, 2021
PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2021
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2021
PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2021
PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2021
PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2021
PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2021
PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2021
PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2021
Pioneer Bond VCT	For each of the two years in the period ended December 31, 2021
Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2021
Pioneer High Yield VCT	For each of the two years in the period ended December 31, 2021
Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2021
Pioneer Strategic Income	For each of the two years in the period ended December 31, 2021
Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Probabilities Fund	For each of the two years in the period ended December 31, 2021
Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2021
Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2021
Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2021
Putnam VT High Yield	For each of the two years in the period ended December 31, 2021
Putnam VT Income	For each of the two years in the period ended December 31, 2021
Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2021
Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2021
Putnam VT Multi-Cap Core	For each of the two years in the period ended December 31, 2021
Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2021
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2021
Redwood Managed Volatility	For each of the two years in the period ended December 31, 2021
Royce Micro-Cap	For each of the two years in the period ended December 31, 2021
Royce Opportunity	For each of the two years in the period ended December 31, 2021
Royce Small-Cap Value	For each of the two years in the period ended December 31, 2021
Rydex VIF Banking	For each of the two years in the period ended December 31, 2021
Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2021
Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2021
Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2021
Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Electronics	For each of the two years in the period ended December 31, 2021
Rydex VIF Energy	For each of the two years in the period ended December 31, 2021
Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2021
Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Health Care	For each of the two years in the period ended December 31, 2021
Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Internet	For each of the two years in the period ended December 31, 2021
Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Leisure	For each of the two years in the period ended December 31, 2021
Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Money Market	For each of the two years in the period ended December 31, 2021
Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2021
Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Nova	For each of the two years in the period ended December 31, 2021
Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2021
Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2021
Rydex VIF Retailing	For each of the two years in the period ended December 31, 2021
Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2021
Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2021
Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2021
Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2021
Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2021
Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2021
Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2021
Rydex VIF Technology	For each of the two years in the period ended December 31, 2021
Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2021
Rydex VIF Transportation	For each of the two years in the period ended December 31, 2021
Rydex VIF Utilities	For each of the two years in the period ended December 31, 2021
Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2021
T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2021
T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2021
T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2021
T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2021
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2021
T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2021
T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2021
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2021
Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2021
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2021
Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2021
Third Avenue Value	For each of the two years in the period ended December 31, 2021
TOPS® Aggressive Growth ETF	For each of the two years in the period ended December 31, 2021
TOPS® Balanced ETF	For each of the two years in the period ended December 31, 2021
TOPS® Conservative ETF	For each of the two years in the period ended December 31, 2021
TOPS® Growth ETF	For each of the two years in the period ended December 31, 2021
TOPS® Managed Risk Moderate Growth ETF	For each of the two years in the period ended December 31, 2021
VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2021
VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2021
Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2021
Vanguard® VIF International	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2021
Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2021
Victory RS Partners	For each of the two years in the period ended December 31, 2021
Victory RS Science and Technology	For each of the two years in the period ended December 31, 2021
Victory RS Value	For each of the two years in the period ended December 31, 2021
Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2021
Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2021
Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2021
Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2021
Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2021
Virtus Strategic Allocation Series	For each of the two years in the period ended December 31, 2021
Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2021
VY Clarion Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2021
VY Clarion Real Estate Portfolio	For each of the two years in the period ended December 31, 2021
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2021

SBL Variable Annuity Account XIV

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
7Twelve Balanced Portfolio	57,874	$694,810	$805,601	$—	$805,601	73,810	$10.03	$10.93
AB VPS Dynamic Asset Allocation	74,609	956,345	1,107,947	—	1,107,947	101,089	10.40	11.27
AB VPS Global Thematic Growth	375	12,631	16,408	—	16,408	614	26.73	26.73
AB VPS Growth and Income	9,155	286,870	330,673	—	330,673	14,793	22.36	22.36
AB VPS Small/Mid Cap Value	272,728	4,394,677	6,319,106	—	6,319,106	405,423	15.10	21.20
AFIS Capital World Growth and Income (b)	7,669	114,833	138,341	—	138,341	9,538	14.15	15.33
AFIS U.S. Government Securities (b)	69,917	891,959	805,439	—	805,439	87,466	8.60	9.32
AFIS Washington Mutual Investors (b)	26,667	364,905	472,265	—	472,265	29,366	16.08	16.08
Alger Capital Appreciation (d)	4,806	391,670	409,319	—	409,319	13,490	27.94	35.71
Alger Large Cap Growth (d)	1,010	85,215	76,537	—	76,537	2,756	27.41	32.53
Allspring Growth (b)	28,080	976,793	1,036,704	—	1,036,704	33,903	30.52	53.36
Allspring International Equity VT (b)	22,381	72,613	45,434	—	45,434	4,374	10.38	10.38
Allspring Large Cap Core (b)	54,432	897,866	974,874	—	974,874	54,236	17.79	25.07
Allspring Omega Growth VT (b)	5,577	175,749	232,514	—	232,514	8,950	25.99	25.99
Allspring Opportunity (b)	14,914	648,163	823,693	—	823,693	34,734	23.67	34.90
Allspring Opportunity VT (b)	40,068	1,081,073	1,407,980	—	1,407,980	55,937	20.18	26.16
Allspring Small Company Value (b)	144,981	3,865,569	5,348,332	—	5,348,332	384,152	13.86	13.92
ALPS/Alerian Energy Infrastructure	25,959	241,397	228,960	—	228,960	30,614	7.19	7.90
American Century Diversified Bond	35,585	392,130	390,366	—	390,366	45,059	8.67	8.67
American Century Equity Income	1,344,412	11,420,209	13,229,010	—	13,229,010	585,205	17.82	22.94
American Century Heritage	159,118	3,342,056	3,487,857	—	3,487,857	105,535	32.42	44.95
American Century International Bond	572	7,277	7,366	—	7,366	1,108	6.65	6.65
American Century International Growth	452,420	5,745,256	6,732,003	—	6,732,003	499,873	13.15	19.41
American Century Select	33,426	2,164,504	3,757,042	—	3,757,042	159,577	23.52	34.13
American Century Strategic Allocation: Aggressive	151,972	1,183,567	1,270,485	—	1,270,485	75,097	16.42	16.93
American Century Strategic Allocation: Conservative	162,419	925,222	972,891	—	972,891	76,437	12.35	12.73
American Century Strategic Allocation: Moderate	766,873	5,004,630	5,222,406	—	5,222,406	347,089	14.61	15.06
American Century Ultra®	11,596	633,076	952,836	—	952,836	23,555	40.53	40.53
American Century VP Disciplined Core Value	20,653	204,975	221,400	—	221,400	10,320	17.26	23.55
American Century VP Inflation Protection	75,036	817,855	856,906	—	856,906	95,161	9.01	9.02
American Century VP International	5,811	61,297	86,180	—	86,180	5,782	14.91	14.91
American Century VP Mid Cap Value (d)	233,349	4,486,082	5,845,403	—	5,845,403	296,933	16.11	21.49
American Century VP Ultra®	777,057	14,261,151	23,653,619	—	23,653,619	539,659	39.48	44.22
American Century VP Value	2,560,741	25,661,570	35,056,543	—	35,056,543	1,367,816	15.09	25.79
American Funds IS® Asset Allocation	1,056,160	25,166,136	30,163,919	—	30,163,919	2,045,916	14.04	15.21
American Funds IS® Capital World Bond	284,692	3,384,473	3,293,883	—	3,293,883	393,157	7.93	8.60
American Funds IS® Global Growth	387,495	12,671,680	17,270,666	—	17,270,666	854,288	19.18	20.77
American Funds IS® Global Small Capitalization	21,003	648,547	692,265	—	692,265	44,562	14.86	16.10
American Funds IS® Growth	34,001	2,974,755	4,208,923	—	4,208,923	150,201	27.55	29.84
American Funds IS® Growth-Income	519,835	26,379,109	34,085,570	—	34,085,570	1,771,693	18.32	19.85
American Funds IS® International	279,108	5,629,882	6,226,898	—	6,226,898	559,252	10.54	11.42

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

20

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Funds IS® International Growth and Income	22,699	$425,693	$436,509	$—	$436,509	43,679	$9.52	$10.31
American Funds IS® Mortgage	27,816	296,457	291,786	—	291,786	32,111	8.40	9.10
American Funds IS® New World	149,309	4,041,640	4,664,407	—	4,664,407	359,350	12.27	13.29
AMG River Road Mid Cap Value (b)	96,378	2,507,998	1,903,475	—	1,903,475	92,199	20.05	20.67
Ariel®	49,090	3,153,131	4,101,007	—	4,101,007	164,903	24.66	28.37
Baron Asset	7,675	579,590	901,436	—	901,436	32,630	27.63	27.63
BlackRock Advantage Large Cap Core V.I.	16,021	455,379	363,352	—	363,352	14,715	21.78	27.08
BlackRock Advantage Small Cap Growth	10,774	145,931	145,120	—	145,120	6,570	22.09	22.09
BlackRock Basic Value V.I.	15,137	211,027	209,343	—	209,343	12,184	14.05	18.26
BlackRock Capital Appreciation V.I.	18,913	184,917	185,349	—	185,349	5,903	28.35	32.17
BlackRock Equity Dividend	39,500	810,085	852,805	—	852,805	45,358	18.81	18.81
BlackRock Equity Dividend V.I.	776,685	9,252,483	9,428,956	—	9,428,956	588,523	15.84	20.25
BlackRock Global Allocation	3,615	72,213	75,183	—	75,183	5,656	13.31	13.31
BlackRock Global Allocation V.I.	212,084	3,153,282	3,049,772	—	3,049,772	247,070	12.12	13.44
BlackRock High Yield V.I.	1,174,407	8,619,074	8,913,749	32,684	8,946,433	819,815	10.81	12.01
BlackRock International Dividend	4,419	131,689	143,320	—	143,320	11,733	12.21	12.21
BlackRock Large Cap Focus Growth V.I.	11,452	205,244	242,659	—	242,659	7,384	29.70	36.70
BNY Mellon Appreciation	188,836	7,011,504	9,081,142	—	9,081,142	410,865	21.85	28.04
BNY Mellon Dynamic Value	101,476	3,687,204	4,144,289	—	4,144,289	165,768	22.02	32.98
BNY Mellon IP MidCap Stock	233,117	4,635,915	5,744,015	—	5,744,015	394,756	14.56	14.56
BNY Mellon IP Small Cap Stock Index	377,520	7,107,714	8,890,587	—	8,890,587	500,013	17.25	24.12
BNY Mellon IP Technology Growth	639,795	15,354,515	20,742,158	—	20,742,158	477,385	32.39	44.14
BNY Mellon Opportunistic Midcap Value	83,072	2,535,649	2,684,051	—	2,684,051	109,159	23.43	38.79
BNY Mellon Stock Index	716	44,667	55,819	—	55,819	1,954	21.93	28.49
BNY Mellon VIF Appreciation	132,305	5,728,577	7,006,865	—	7,006,865	337,319	20.71	25.51
Calamos® Growth	280,462	10,473,145	11,409,195	—	11,409,195	416,324	27.19	33.57
Calamos® Growth and Income	233,264	7,837,811	10,893,442	—	10,893,442	438,519	19.86	27.22
Calamos® High Income Opportunities	48,838	429,592	419,033	—	419,033	35,842	11.10	11.71
ClearBridge Small Cap Growth	585	16,984	26,919	—	26,919	989	27.24	27.24
ClearBridge Variable Aggressive Growth	319,879	8,224,132	7,481,961	—	7,481,961	350,392	19.24	21.44
ClearBridge Variable Small Cap Growth	280,143	8,508,597	10,174,791	—	10,174,791	322,798	29.06	32.60
Delaware Ivy Asset Strategy (b)	10,620	259,800	259,238	—	259,238	20,361	12.73	12.73
Delaware Ivy VIP Asset Strategy (b)	116,044	1,095,370	1,182,345	—	1,182,345	104,510	11.23	13.21
Delaware Ivy VIP Balanced (b)	10,752	91,958	100,948	—	100,948	5,690	14.29	17.76
Delaware Ivy VIP Core Equity (b)	215	3,478	3,796	—	3,796	139	27.35	27.35
Delaware Ivy VIP Energy (b)	44,462	201,506	154,385	—	154,385	41,977	3.60	3.75
Delaware Ivy VIP Global Bond (b)	4,046	20,545	20,340	—	20,340	2,133	8.95	9.54
Delaware Ivy VIP Global Equity Income (b)	21,996	148,325	151,520	—	151,520	9,644	15.71	15.71
Delaware Ivy VIP Global Growth (b)	201,838	816,724	971,589	—	971,589	53,056	18.32	18.32
Delaware Ivy VIP Growth (b)	14,274	155,690	211,983	—	211,983	5,553	38.20	38.20
Delaware Ivy VIP High Income (b)	172,790	553,620	586,206	—	586,206	50,957	10.40	13.45

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

21

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Delaware Ivy VIP International Core Equity (b)	27,166	$439,880	$501,820	$—	$501,820	41,957	$11.73	$12.04
Delaware Ivy VIP Limited-Term Bond (b)	14,682	73,269	71,787	—	71,787	8,539	8.40	8.40
Delaware Ivy VIP Mid Cap Growth (b)	16,196	247,579	288,961	—	288,961	10,196	25.04	30.41
Delaware Ivy VIP Natural Resources (b)	46,111	153,899	189,760	—	189,760	32,967	5.32	5.76
Delaware Ivy VIP Science And Technology (b)	9,230	281,074	272,333	—	272,333	9,455	24.87	34.72
Delaware Ivy VIP Securian Real Estate Securities (b)	5,445	45,211	53,190	—	53,190	3,188	15.68	19.98
Delaware Ivy VIP Small Cap Growth (b)	22,421	242,477	245,229	—	245,229	13,273	17.80	18.80
Delaware Ivy VIP Smid Cap Core (b)	14,721	233,570	246,246	—	246,246	13,282	15.96	19.21
Delaware Ivy VIP Value (b)	27,405	178,774	225,783	—	225,783	11,159	15.83	20.23
Dimensional VA Equity Allocation	38,958	524,486	582,038	—	582,038	41,859	13.90	13.90
Dimensional VA Global Bond Portfolio	89,675	950,485	936,204	—	936,204	113,581	7.67	8.25
Dimensional VA Global Moderate Allocation	26,204	430,080	413,498	—	413,498	33,270	12.42	12.42
Dimensional VA International Small Portfolio	150,003	1,972,121	2,049,035	—	2,049,035	132,844	13.21	15.80
Dimensional VA International Value Portfolio	92,235	1,178,210	1,231,337	—	1,231,337	107,165	9.98	11.70
Dimensional VA Short-Term Fixed Portfolio	122,583	1,251,315	1,247,891	—	1,247,891	162,616	7.09	7.69
Dimensional VA U.S. Large Value Portfolio	116,027	3,111,658	3,842,822	—	3,842,822	188,530	15.51	21.60
Dimensional VA U.S. Targeted Value Portfolio	105,708	2,134,669	2,491,539	—	2,491,539	121,156	15.63	21.82
DWS Capital Growth VIP	1,336	39,472	65,306	—	65,306	1,838	35.54	35.54
DWS Core Equity VIP	7,390	87,714	107,084	—	107,084	4,990	21.43	21.43
DWS CROCI® U.S. VIP	701	10,671	11,295	—	11,295	775	14.58	14.58
DWS Global Small Cap VIP	3,920	47,997	51,153	—	51,153	3,922	11.83	14.10
DWS High Income VIP	49,760	302,052	308,514	—	308,514	27,657	10.19	11.32
DWS International Growth VIP	723	10,191	13,625	—	13,625	929	14.64	14.64
DWS Small Mid Cap Value VIP	2,264	33,495	35,007	—	35,007	2,314	13.22	15.61
Eaton Vance VT Floating-Rate Income	486,424	4,377,734	4,421,594	—	4,421,594	489,492	8.96	9.71
Federated Hermes Corporate Bond	759,947	7,172,283	7,386,684	—	7,386,684	597,778	11.73	12.37
Federated Hermes Fund for U.S. Government Securities II	263,381	2,878,257	2,820,811	—	2,820,811	339,818	7.94	9.33
Federated Hermes High Income Bond II	814,594	5,065,862	5,172,672	—	5,172,672	333,997	10.49	15.56
Fidelity® Advisor Dividend Growth	129,070	2,025,125	2,602,050	—	2,602,050	159,930	16.21	20.91
Fidelity® Advisor International Capital Appreciation (d)	13,065	191,583	376,781	—	376,781	19,982	18.82	23.11
Fidelity® Advisor Leveraged Company Stock	1,525	65,741	81,307	—	81,307	3,606	22.51	22.51
Fidelity® Advisor New Insights	9,207	284,217	349,204	—	349,204	13,541	25.78	25.78
Fidelity® Advisor Real Estate	84,501	1,761,362	2,150,541	—	2,150,541	129,534	11.95	28.39
Fidelity® Advisor Stock Selector Mid Cap	67,733	2,439,208	2,907,795	—	2,907,795	133,502	21.73	29.26
Fidelity® Advisor Value Strategies	57,256	2,005,657	2,598,277	—	2,598,277	110,875	22.87	30.47
Fidelity® VIP Balanced	160,920	3,388,334	3,945,770	—	3,945,770	215,787	17.39	20.30
Fidelity® VIP Contrafund	414,275	15,378,549	21,753,584	—	21,753,584	703,352	22.90	33.47
Fidelity® VIP Disciplined Small Cap	32,625	645,506	666,203	—	666,203	32,521	15.83	20.94
Fidelity® VIP Emerging Markets	63,448	826,213	798,182	—	798,182	56,161	13.52	14.48
Fidelity® VIP Equity-Income	206,117	4,759,217	5,208,574	—	5,208,574	337,551	15.40	15.40

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

22

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Growth & Income	231,119	$5,021,180	$5,875,054	$—	$5,875,054	342,001	$17.03	$24.23
Fidelity® VIP Growth Opportunities	704,706	38,255,836	54,699,311	—	54,699,311	1,480,594	35.72	46.24
Fidelity® VIP High Income	1,898,608	9,643,808	9,549,997	—	9,549,997	956,319	9.96	11.03
Fidelity® VIP Index 500	61,192	18,488,155	28,267,662	—	28,267,662	1,193,327	22.22	26.50
Fidelity® VIP Investment Grade Bond	468,123	6,077,692	6,076,230	—	6,076,230	592,706	9.20	11.33
Fidelity® VIP Mid Cap	22,784	824,115	897,454	—	897,454	46,160	17.15	19.95
Fidelity® VIP Overseas	225,221	5,204,066	6,517,890	—	6,517,890	480,316	13.48	15.00
Fidelity® VIP Real Estate	18,532	352,637	432,911	—	432,911	24,112	13.86	18.14
Fidelity® VIP Strategic Income	144,660	1,675,470	1,679,505	—	1,679,505	154,678	9.80	10.91
Franklin Allocation VIP Fund	500,822	3,227,461	3,090,071	—	3,090,071	235,454	13.13	13.13
Franklin DynaTech VIP (b)	111,988	910,144	1,327,060	—	1,327,060	46,514	25.00	28.98
Franklin Growth and Income VIP Fund	39,174	491,613	578,205	—	578,205	31,726	16.78	21.81
Franklin Income VIP Fund	912,687	14,096,327	15,296,637	—	15,296,637	1,236,326	11.55	13.67
Franklin Large Cap Growth VIP Fund	—	—	—	—	—	—	24.79	24.79
Franklin Mutual Global Discovery VIP Fund	472,252	9,187,805	9,260,858	—	9,260,858	726,387	11.68	14.52
Franklin Mutual Shares VIP Fund	4,174	81,622	80,146	—	80,146	6,567	12.07	15.32
Franklin Rising Dividends VIP Fund	22,764	602,409	806,309	—	806,309	37,153	19.91	26.89
Franklin Small Cap Value VIP Fund	227,927	3,813,080	3,997,832	—	3,997,832	227,846	15.27	19.50
Franklin Small-Mid Cap Growth VIP Fund	179,618	3,602,006	4,021,652	—	4,021,652	152,284	21.99	49.84
Franklin Strategic Income VIP Fund	217,674	2,322,266	2,226,806	—	2,226,806	247,613	8.68	9.03
Franklin U.S. Government Securities VIP Fund	11,504	138,253	133,102	—	133,102	16,441	7.85	8.28
Goldman Sachs Emerging Markets Equity	136,771	2,630,335	3,584,776	—	3,584,776	314,601	10.83	11.42
Goldman Sachs Government Income	233,475	3,515,313	3,474,104	—	3,474,104	419,709	7.89	8.33
Goldman Sachs VIT Growth Opportunities	30,257	416,777	369,139	—	369,139	13,797	21.51	27.50
Goldman Sachs VIT High Quality Floating Rate	4,720	48,838	48,754	—	48,754	6,129	7.30	8.07
Goldman Sachs VIT International Equity Insights	17,644	161,051	162,324	—	162,324	14,591	10.26	11.35
Goldman Sachs VIT Large Cap Value	445	3,370	4,441	—	4,441	239	18.57	18.57
Goldman Sachs VIT Mid Cap Value	25,484	442,606	502,550	—	502,550	29,425	15.98	20.28
Goldman Sachs VIT Small Cap Equity Insights	22,585	285,156	292,027	—	292,027	13,787	16.43	21.42
Goldman Sachs VIT Strategic Growth	11,484	186,437	190,065	—	190,065	5,193	36.57	36.57
Guggenheim Alpha Opportunity	5,229	73,908	102,801	—	102,801	6,425	12.83	18.01
Guggenheim Core Bond (b)	412,325	7,935,805	8,110,424	—	8,110,424	795,275	9.26	10.35
Guggenheim Floating Rate Strategies	65,673	1,673,870	1,644,461	—	1,644,461	163,083	10.09	10.09
Guggenheim High Yield	351,709	3,929,446	3,840,657	—	3,840,657	253,199	14.11	16.58
Guggenheim Large Cap Value	42,617	1,851,411	2,137,254	—	2,137,254	123,622	16.79	22.94
Guggenheim Long Short Equity	17,139	232,777	364,378	—	364,378	27,028	13.47	13.47
Guggenheim Macro Opportunities	329	8,743	8,903	—	8,903	835	10.67	10.67
Guggenheim Multi-Hedge Strategies	276	7,073	7,611	—	7,611	856	8.88	8.88
Guggenheim Small Cap Value	2,813	37,842	46,550	—	46,550	2,985	15.57	15.57
Guggenheim SMid Cap Value	374,063	12,718,885	14,049,792	—	14,049,792	433,276	21.92	39.76
Guggenheim StylePlus Large Core	57,730	1,257,993	1,673,028	—	1,673,028	96,903	16.88	23.28

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

23

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim StylePlus Mid Growth	47,842	$2,058,680	$2,448,075	$—	$2,448,075	115,064	$20.98	$32.08
Guggenheim Total Return Bond	24,402	673,160	696,433	—	696,433	62,799	11.10	11.10
Guggenheim VIF All Cap Value	490,645	14,251,665	18,904,535	—	18,904,535	811,948	15.51	29.06
Guggenheim VIF Alpha Opportunity	128,191	2,021,063	2,148,487	—	2,148,487	121,551	15.89	17.78
Guggenheim VIF Floating Rate Strategies	399,398	9,874,306	9,745,305	—	9,745,305	1,037,101	8.92	9.66
Guggenheim VIF Global Managed Futures Strategy	39,455	710,777	641,146	—	641,146	132,257	4.71	7.28
Guggenheim VIF High Yield	801,659	22,607,785	22,093,725	—	22,093,725	826,913	10.34	34.90
Guggenheim VIF Large Cap Value (b)	656,334	23,759,345	30,716,444	—	30,716,444	1,577,485	18.57	29.65
Guggenheim VIF Long Short Equity	293,467	4,138,518	5,197,296	—	5,197,296	382,596	10.05	14.81
Guggenheim VIF Managed Asset Allocation	350,316	8,601,428	12,197,997	—	12,197,997	773,483	13.81	16.10
Guggenheim VIF Multi-Hedge Strategies	140,725	3,629,790	3,800,975	—	3,800,975	599,087	6.16	8.72
Guggenheim VIF Small Cap Value	581,582	22,702,777	27,154,082	—	27,154,082	727,902	12.36	41.39
Guggenheim VIF SMid Cap Value	490,268	29,657,970	40,746,196	—	40,746,196	996,101	14.47	44.33
Guggenheim VIF StylePlus Large Core	273,996	10,870,498	15,560,208	—	15,560,208	996,909	15.42	28.97
Guggenheim VIF StylePlus Large Growth	496,948	9,626,800	13,109,477	—	13,109,477	656,334	19.93	34.31
Guggenheim VIF StylePlus Mid Growth	207,788	10,911,415	14,786,164	—	14,786,164	655,074	21.31	45.01
Guggenheim VIF StylePlus Small Growth	97,336	3,049,520	4,478,410	—	4,478,410	314,340	13.88	24.99
Guggenheim VIF Total Return Bond	2,305,623	37,996,583	39,725,883	—	39,725,883	3,510,444	9.55	11.66
Guggenheim VIF World Equity Income	892,699	10,324,033	15,836,480	—	15,836,480	1,122,246	12.43	16.31
Guggenheim World Equity Income	350,149	5,075,536	5,504,344	—	5,504,344	387,369	13.69	19.82
Invesco American Franchise	77,396	1,486,243	1,947,291	—	1,947,291	100,103	19.39	29.69
Invesco Comstock	327,987	7,058,099	9,724,823	—	9,724,823	510,938	18.65	26.38
Invesco Developing Markets	6,705	277,935	320,631	—	320,631	29,312	10.94	10.94
Invesco Discovery	2,319	221,930	241,496	—	241,496	7,894	30.66	30.66
Invesco Discovery Mid Cap Growth	41,386	1,017,151	1,251,090	—	1,251,090	58,120	21.25	38.84
Invesco Energy	1,214	21,074	22,829	—	22,829	5,312	4.31	4.31
Invesco Equity and Income	837,159	8,357,804	9,493,383	—	9,493,383	490,879	17.25	21.71
Invesco Global	4,580	413,402	569,426	—	569,426	24,819	22.98	22.98
Invesco Gold & Special Minerals	6,829	164,063	179,061	—	179,061	16,509	10.85	10.85
Invesco Main Street Mid Cap	54,368	1,209,377	1,538,616	—	1,538,616	99,070	15.44	15.53
Invesco Oppenheimer V.I. International Growth Fund	109,985	279,230	336,553	—	336,553	22,332	15.07	15.07
Invesco Small Cap Growth (d)	87,353	2,826,791	3,173,543	—	3,173,543	106,361	29.72	43.26
Invesco Technology	28,451	1,349,638	1,712,748	—	1,712,748	113,554	14.89	37.12
Invesco V.I. American Franchise Series I	19,575	1,313,727	1,734,895	—	1,734,895	90,515	19.16	19.16
Invesco V.I. American Franchise Series II	502	40,075	41,680	—	41,680	1,647	25.32	25.32
Invesco V.I. American Value (c)	175,367	3,359,163	3,488,051	—	3,488,051	331,136	10.29	17.60
Invesco V.I. Balanced-Risk Allocation	6,245	65,519	65,887	—	65,887	5,903	11.03	11.95
Invesco V.I. Comstock	647,554	11,612,460	13,631,017	—	13,631,017	738,146	15.29	18.59
Invesco V.I. Core Bond (b)	1,683,244	13,278,480	12,944,143	—	12,944,143	1,913,396	6.46	6.93

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

24

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Core Equity	961	$33,584	$36,108	$—	$36,108	2,059	$15.88	$20.03
Invesco V.I. Discovery Mid Cap Growth (b)	55,311	4,535,066	5,739,078	—	5,739,078	247,488	18.87	24.97
Invesco V.I. Equity and Income (c)	474,093	8,111,451	9,742,606	—	9,742,606	566,157	13.83	17.58
Invesco V.I. Global (b)	94,255	4,095,994	5,295,254	—	5,295,254	293,612	17.95	21.93
Invesco V.I. Global Core Equity	3,308	33,097	36,852	—	36,852	2,644	13.40	14.42
Invesco V.I. Global Real Estate Series I	487,811	7,955,728	8,775,728	—	8,775,728	368,395	21.35	23.91
Invesco V.I. Global Real Estate Series II	16,587	256,984	290,777	—	290,777	21,730	10.85	13.36
Invesco V.I. Global Strategic Income (b)	508	2,575	2,341	—	2,341	285	8.21	9.01
Invesco V.I. Government Money Market	27,935,440	27,935,440	27,935,440	—	27,935,440	3,339,785	8.09	8.38
Invesco V.I. Government Securities	1,120,701	13,158,140	12,742,365	—	12,742,365	1,553,883	7.50	8.65
Invesco V.I. Growth and Income	698	15,590	16,513	—	16,513	1,092	15.12	15.12
Invesco V.I. Health Care Series I	239,374	6,674,367	8,105,191	—	8,105,191	272,257	26.71	29.91
Invesco V.I. Health Care Series II	893	24,676	28,244	—	28,244	1,645	16.42	23.72
Invesco V.I. High Yield	—	—	—	—	—	—	11.33	11.33
Invesco V.I. International Growth	664,834	23,519,861	27,072,053	—	27,072,053	1,666,151	11.43	18.85
Invesco V.I. Main Street Mid Cap Fund® (b)	774,604	8,773,844	9,721,279	—	9,721,279	455,313	15.73	24.71
Invesco V.I. Main Street Small Cap Fund® (b)	511,054	12,301,414	15,755,795	—	15,755,795	515,075	17.87	40.01
Invesco V.I. Managed Volatility (c)	—	—	—	—	—	—	11.02	14.16
Invesco V.I. S&P 500 Index	27,890	533,481	638,403	—	638,403	24,549	21.67	28.12
Invesco V.I. Small Cap Equity	1,993	38,735	43,345	—	43,345	2,276	19.05	19.05
Invesco V.I. Value Opportunities (c)	—	—	—	—	—	—	16.66	18.58
Invesco Value Opportunities	143,026	1,692,809	2,437,161	—	2,437,161	180,157	13.54	18.62
Janus Henderson Mid Cap Value	6,068	97,098	103,029	—	103,029	6,419	16.05	16.05
Janus Henderson Overseas	72,242	2,496,930	3,188,030	—	3,188,030	382,935	7.92	8.36
Janus Henderson U.S. Managed Volatility	92,135	1,004,069	984,922	—	984,922	67,696	14.34	14.57
Janus Henderson VIT Enterprise	356,311	22,425,218	32,955,185	—	32,955,185	1,106,662	23.55	30.38
Janus Henderson VIT Forty	—	—	—	—	—	—	30.18	39.76
Janus Henderson VIT Mid Cap Value	10,881	172,519	199,769	—	199,769	12,738	13.71	16.32
Janus Henderson VIT Overseas	11,042	383,625	452,944	—	452,944	51,648	8.35	10.63
Janus Henderson VIT Research	363,430	12,381,466	19,748,761	—	19,748,761	760,667	24.42	30.74
JPMorgan Insurance Trust Core Bond Portfolio	434,093	4,848,401	4,848,816	—	4,848,816	524,424	8.69	9.28
JPMorgan Insurance Trust Small Cap Core Portfolio	11,566	294,237	324,542	—	324,542	15,395	16.53	22.67
JPMorgan Insurance Trust US Equity Portfolio	3,632	105,219	163,932	—	163,932	6,603	23.62	31.11
Lord Abbett Series Bond-Debenture VC	413,931	5,087,391	5,091,357	—	5,091,357	450,881	10.84	12.83
Lord Abbett Series Developing Growth VC	71,337	2,803,473	2,468,243	—	2,468,243	110,641	22.00	29.84
Lord Abbett Series Dividend Growth VC	985	19,270	19,966	—	19,966	1,018	19.61	19.61
Lord Abbett Series Growth Opportunities VC	—	—	—	—	—	—	20.74	20.74
Lord Abbett Series Mid Cap Stock VC	2,437	61,712	68,288	—	68,288	4,398	13.70	16.70
Lord Abbett Series Total Return VC	24,421	415,588	411,501	—	411,501	40,612	9.09	10.32
MFS® VIT Emerging Markets Equity	5,140	83,579	81,010	—	81,010	8,886	9.02	9.16

(b) Name change. See Note 1.

(c) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

25

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
MFS® VIT Global Tactical Allocation	421	$6,701	$6,331	$—	$6,331	648	$9.77	$9.77
MFS® VIT High Yield	10,177	55,937	56,077	—	56,077	5,079	10.09	11.05
MFS® VIT II MA Investors Growth Stock	—	—	—	—	—	—	24.82	33.28
MFS® VIT II Research International	519,132	8,276,279	9,780,443	—	9,780,443	901,809	9.14	12.84
MFS® VIT International Intrinsic Value	65,957	1,736,734	2,437,781	—	2,437,781	162,997	14.77	16.01
MFS® VIT Investors Trust	2,017	80,540	88,680	—	88,680	4,122	20.04	26.21
MFS® VIT New Discovery	20,615	397,279	409,002	—	409,002	17,585	20.02	24.31
MFS® VIT Research	1,274	38,527	48,309	—	48,309	1,772	20.42	27.26
MFS® VIT Total Return	688,982	15,344,699	18,726,542	—	18,726,542	1,199,389	13.36	15.62
MFS® VIT Total Return Bond	22,956	307,896	306,924	—	306,924	30,980	9.14	10.16
MFS® VIT Utilities	408,128	12,039,166	15,337,441	—	15,337,441	707,714	13.43	22.49
Morgan Stanley VIF Emerging Markets Debt	21,835	169,280	155,901	—	155,901	17,154	9.08	9.08
Morgan Stanley VIF Emerging Markets Equity	308,614	4,767,067	5,567,401	—	5,567,401	615,741	7.65	10.45
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	109,214	1,415,218	1,624,018	—	1,624,018	113,670	14.28	17.13
Morningstar Balanced ETF Asset Allocation Portfolio	572,687	6,430,476	6,763,439	—	6,763,439	552,374	11.94	13.72
Morningstar Conservative ETF Asset Allocation Portfolio	255,773	2,900,454	2,908,135	—	2,908,135	303,277	9.16	9.92
Morningstar Growth ETF Asset Allocation Portfolio	702,995	8,004,849	8,822,592	—	8,822,592	657,537	13.38	15.81
Morningstar Income and Growth ETF Asset Allocation Portfolio	163,190	1,740,744	1,829,360	—	1,829,360	167,235	10.52	11.75
Neuberger Berman AMT Sustainable Equity I	126,971	3,425,883	4,701,748	—	4,701,748	324,004	14.34	23.46
Neuberger Berman AMT Sustainable Equity S	179,259	4,068,631	6,654,112	—	6,654,112	189,148	32.03	35.23
Neuberger Berman Core Bond	186,710	1,946,150	1,966,056	—	1,966,056	193,535	9.24	10.24
Neuberger Berman Large Cap Value	21,822	731,333	969,546	—	969,546	55,399	16.98	17.51
Neuberger Berman Sustainable Equity	29,453	1,112,194	1,391,959	—	1,391,959	62,099	21.77	22.47
North Square Oak Ridge Small Cap Growth	3,835	61,590	54,160	—	54,160	2,789	19.41	19.41
Northern Global Tactical Asset Allocation	9,561	111,089	135,767	—	135,767	9,690	14.01	14.01
Northern Large Cap Core	8,113	152,096	216,860	—	216,860	8,600	25.22	25.22
Northern Large Cap Value	11,813	198,711	253,024	—	253,024	12,315	20.57	20.57
PGIM Focused Growth (c)	168,680	3,862,704	3,793,610	—	3,793,610	396,159	9.57	9.57
PGIM Jennison 20/20 Focus (c)	—	—	—	—	—	—	22.59	23.29
PGIM Jennison Mid-Cap Growth	11,521	251,188	192,400	—	192,400	8,150	23.61	23.61
PGIM Jennison Natural Resources	389	13,925	17,020	—	17,020	2,568	6.63	6.63
PGIM Jennison Small Company	33,314	751,677	727,252	—	727,252	29,793	24.43	24.43
PGIM Quant Solutions Small-Cap Value (b)	13,288	284,203	296,063	—	296,063	20,605	13.71	14.46
PIMCO All Asset	22,862	271,568	289,664	—	289,664	24,533	11.84	11.84
PIMCO CommodityRealReturn Strategy	18,636	120,780	114,053	—	114,053	21,660	5.28	5.28
PIMCO Emerging Markets Bond	13,687	146,608	140,015	—	140,015	14,392	9.73	9.73
PIMCO High Yield	162,218	1,459,919	1,464,828	—	1,464,828	90,462	12.91	16.96
PIMCO International Bond (U.S. Dollar-Hedged)	380,692	4,110,927	4,088,637	—	4,088,637	365,442	10.86	11.19
PIMCO Low Duration	3,308	32,725	32,418	—	32,418	4,258	7.61	7.61
PIMCO Real Return	69,957	799,301	861,866	—	861,866	86,246	10.00	10.00

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

26

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO StocksPLUS® Small Fund	56,628	$542,030	$581,000	$—	$581,000	25,879	$22.43	$22.43
PIMCO Total Return	197,583	2,080,066	2,029,174	—	2,029,174	198,487	10.22	10.22
PIMCO VIT All Asset Administrative	551,134	6,002,379	6,343,555	—	6,343,555	406,909	13.97	15.64
PIMCO VIT All Asset Advisor	49,851	534,184	581,262	—	581,262	48,339	10.84	12.09
PIMCO VIT CommodityRealReturn Strategy Administrative	1,137,223	8,535,915	8,802,103	—	8,802,103	1,673,553	4.77	5.42
PIMCO VIT CommodityRealReturn Strategy Advisor	25,604	196,147	200,736	—	200,736	40,886	4.87	6.08
PIMCO VIT Emerging Markets Bond	234,433	3,056,137	2,935,103	—	2,935,103	250,702	9.62	11.93
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	5,264	62,720	57,592	—	57,592	5,265	10.93	10.93
PIMCO VIT Global Managed Asset Allocation	15,256	189,472	198,175	—	198,175	14,794	12.49	13.53
PIMCO VIT High Yield	46,293	359,235	367,564	—	367,564	21,561	10.49	18.70
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	892,020	9,708,382	9,589,217	—	9,589,217	812,544	10.98	11.81
PIMCO VIT International Bond Portfolio (Unhedged)	24,046	235,809	220,498	—	220,498	27,214	8.10	8.10
PIMCO VIT Low Duration Administrative (d)	2,454,939	25,321,017	25,114,031	—	25,114,031	3,187,448	7.21	9.02
PIMCO VIT Low Duration Advisor	74,315	764,259	760,240	—	760,240	94,550	7.62	8.17
PIMCO VIT Real Return Administrative (d)	1,739,850	22,971,731	24,340,503	—	24,340,503	2,156,777	10.40	11.76
PIMCO VIT Real Return Advisor	46,052	623,948	644,261	—	644,261	64,496	9.13	10.29
PIMCO VIT Short-Term	63,558	660,906	654,648	—	654,648	80,087	7.78	8.34
PIMCO VIT Total Return Administrative	1,225,568	13,576,997	13,187,109	—	13,187,109	1,284,545	10.24	10.24
PIMCO VIT Total Return Advisor	1,076,884	11,992,717	11,587,277	—	11,587,277	1,206,157	8.93	10.03
Pioneer Bond VCT	19,609	223,196	221,587	—	221,587	22,413	9.89	9.89
Pioneer Equity Income VCT	9,698	194,725	189,597	—	189,597	9,464	16.48	21.31
Pioneer High Yield VCT	—	—	—	—	—	—	9.84	9.84
Pioneer Real Estate Shares VCT	2,589	30,993	27,679	—	27,679	1,795	14.56	17.31
Pioneer Strategic Income	5,312	56,767	57,157	—	57,157	5,592	10.23	10.23
Pioneer Strategic Income VCT	22,349	231,458	233,104	—	233,104	23,776	9.35	9.99
Probabilities Fund	402,985	3,412,583	3,320,594	—	3,320,594	357,027	8.52	9.51
Putnam VT Diversified Income	11,063	65,455	58,410	—	58,410	6,566	8.03	8.91
Putnam VT Global Asset Allocation	765	12,711	15,569	—	15,569	1,121	13.92	13.92
Putnam VT Growth Opportunities	28,998	378,401	464,554	—	464,554	11,922	30.44	39.05
Putnam VT High Yield	8,667	52,878	53,995	—	53,995	4,733	10.31	11.41
Putnam VT Income	42,839	473,798	440,386	—	440,386	46,045	8.98	9.56
Putnam VT Large Cap Value (b)	41,974	1,004,100	1,293,624	—	1,293,624	58,089	17.76	23.46
Putnam VT Multi-Asset Absolute Return	20,291	206,667	189,924	—	189,924	24,524	7.03	7.78
Putnam VT Multi-Cap Core	2,069	49,576	52,904	—	52,904	2,394	22.10	22.10
Putnam VT Small Cap Growth	1,462	25,339	34,946	—	34,946	1,850	18.89	18.89
Putnam VT Small Cap Value	106,407	1,361,497	1,479,056	—	1,479,056	99,518	14.86	14.86
Redwood Managed Volatility	50,897	504,600	521,698	—	521,698	46,591	10.78	11.50
Royce Micro-Cap	329,355	3,705,188	4,864,577	—	4,864,577	310,369	13.01	15.77
Royce Opportunity	230,611	2,846,762	3,537,576	—	3,537,576	160,613	21.35	22.01
Royce Small-Cap Value	115,047	1,123,990	1,194,186	—	1,194,186	91,283	12.70	13.09

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

27

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Banking	8,786	$956,103	$1,024,928	$—	$1,024,928	142,378	$6.28	$13.42
Rydex VIF Basic Materials	15,739	1,344,119	1,667,542	—	1,667,542	95,120	14.49	18.02
Rydex VIF Biotechnology	56,184	5,472,901	5,566,699	—	5,566,699	276,728	15.74	33.04
Rydex VIF Commodities Strategy	19,545	1,427,770	1,702,159	—	1,702,159	1,052,906	1.59	3.56
Rydex VIF Consumer Products	16,461	1,061,005	1,278,501	—	1,278,501	59,497	12.97	22.04
Rydex VIF Dow 2x Strategy (d)	6,472	977,617	1,344,915	—	1,344,915	34,847	33.21	39.25
Rydex VIF Electronics	8,863	1,390,434	1,867,820	—	1,867,820	93,411	16.13	46.63
Rydex VIF Energy	24,877	3,885,400	4,274,046	—	4,274,046	786,136	4.12	5.89
Rydex VIF Energy Services	20,563	4,865,735	4,540,805	—	4,540,805	2,867,125	1.40	1.66
Rydex VIF Europe 1.25x Strategy (d)	5,043	543,238	631,917	—	631,917	92,715	5.76	6.84
Rydex VIF Financial Services	12,926	1,272,052	1,457,108	—	1,457,108	135,833	9.96	15.98
Rydex VIF Government Long Bond 1.2x Strategy (d)	34,716	1,300,225	1,330,663	—	1,330,663	103,030	11.25	15.03
Rydex VIF Health Care	34,850	2,605,740	3,365,479	—	3,365,479	146,426	19.47	27.89
Rydex VIF High Yield Strategy	3,222	258,360	263,738	—	263,738	25,526	10.28	10.96
Rydex VIF Internet	7,206	986,533	1,005,185	—	1,005,185	58,881	16.80	31.94
Rydex VIF Inverse Dow 2x Strategy (d)	4,260	386,015	194,319	—	194,319	1,587,714	0.04	0.40
Rydex VIF Inverse Government Long Bond Strategy (d)	2,938	218,817	198,966	—	198,966	189,081	1.00	3.36
Rydex VIF Inverse Mid-Cap Strategy (d)	224	8,131	7,693	—	7,693	9,706	0.39	1.91
Rydex VIF Inverse NASDAQ-100® Strategy (d)	34,084	672,093	642,830	—	642,830	2,243,409	0.18	0.90
Rydex VIF Inverse Russell 2000® Strategy (d)	2,398	80,712	72,241	—	72,241	202,113	0.36	0.63
Rydex VIF Inverse S&P 500 Strategy (d)	4,057	144,575	126,184	—	126,184	283,805	0.40	1.65
Rydex VIF Japan 2x Strategy (d)	3,533	305,850	359,890	—	359,890	27,008	13.29	13.73
Rydex VIF Leisure	3,409	417,397	415,461	—	415,461	27,447	15.09	17.68
Rydex VIF Mid-Cap 1.5x Strategy (d)	3,783	811,620	918,845	—	918,845	25,056	21.63	37.15
Rydex VIF Money Market	50,323,078	50,323,078	50,323,078	—	50,323,078	8,979,830	4.73	6.95
Rydex VIF NASDAQ-100®	153,520	10,099,142	11,188,514	—	11,188,514	302,589	34.45	48.76
Rydex VIF NASDAQ-100® 2x Strategy (d)	55,533	7,144,929	10,660,065	—	10,660,065	99,699	92.82	187.16
Rydex VIF Nova (d)	16,589	2,612,868	3,263,113	—	3,263,113	118,482	26.72	31.75
Rydex VIF Precious Metals	90,595	3,436,938	3,737,032	—	3,737,032	346,472	5.91	11.04
Rydex VIF Real Estate	52,981	2,183,875	2,704,693	—	2,704,693	152,454	10.96	18.86
Rydex VIF Retailing	4,053	430,322	544,117	—	544,117	22,871	17.50	23.84
Rydex VIF Russell 2000® 1.5x Strategy (d)	21,345	1,871,656	1,868,089	—	1,868,089	76,123	19.27	24.53
Rydex VIF Russell 2000® 2x Strategy (d)	4,791	1,037,030	1,029,256	—	1,029,256	65,167	15.85	21.63
Rydex VIF S&P 500 2x Strategy (d)	15,160	5,942,683	7,567,670	—	7,567,670	198,666	36.02	45.14
Rydex VIF S&P 500 Pure Growth	107,053	6,412,175	7,503,372	—	7,503,372	285,393	22.05	30.54
Rydex VIF S&P 500 Pure Value	112,596	5,487,608	6,896,493	—	6,896,493	416,862	13.75	16.94
Rydex VIF S&P MidCap 400 Pure Growth	48,734	2,062,685	2,282,191	—	2,282,191	104,826	13.74	22.71
Rydex VIF S&P MidCap 400 Pure Value	55,801	2,704,602	3,054,010	—	3,054,010	175,582	14.58	19.33
Rydex VIF S&P SmallCap 600 Pure Growth	29,264	1,969,175	2,110,510	—	2,110,510	102,576	15.42	21.41
Rydex VIF S&P SmallCap 600 Pure Value	57,280	4,541,977	4,904,922	—	4,904,922	347,046	11.56	14.41
Rydex VIF Strengthening Dollar 2x Strategy (d)	16,506	678,086	644,558	—	644,558	109,223	3.98	8.58

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

28

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Technology	18,787	$2,313,830	$3,900,452	$—	$3,900,452	191,170	$19.49	$34.17
Rydex VIF Telecommunications	9,096	538,244	649,455	—	649,455	111,541	5.81	11.32
Rydex VIF Transportation	4,227	396,377	527,550	—	527,550	22,277	19.91	23.95
Rydex VIF Utilities	103,188	3,139,278	3,597,117	—	3,597,117	313,209	10.08	15.48
Rydex VIF Weakening Dollar 2x Strategy (d)	2,006	129,079	105,901	—	105,901	32,517	3.26	3.41
T. Rowe Price Blue Chip Growth	62,351	2,586,790	3,146,850	—	3,146,850	94,712	27.74	37.36
T. Rowe Price Capital Appreciation	225,193	6,532,678	8,217,281	—	8,217,281	352,417	22.14	23.35
T. Rowe Price Equity Income	25,808	738,940	771,928	—	771,928	44,620	14.67	19.18
T. Rowe Price Growth Stock	84,963	5,011,114	8,378,228	—	8,378,228	263,315	30.85	31.80
T. Rowe Price Health Sciences	241,757	11,698,939	14,793,088	—	14,793,088	621,727	23.02	42.18
T. Rowe Price Limited-Term Bond	20,606	101,647	100,761	—	100,761	12,780	7.71	8.00
T. Rowe Price Retirement 2010	103	1,756	1,784	—	1,784	139	12.90	12.90
T. Rowe Price Retirement 2015	12,309	169,625	178,104	—	178,104	12,866	13.84	13.84
T. Rowe Price Retirement 2020	6,204	129,727	134,698	—	134,698	9,032	14.92	14.92
T. Rowe Price Retirement 2025	3,831	63,490	73,217	—	73,217	4,546	16.10	16.10
T. Rowe Price Retirement 2030	9,565	244,357	275,657	—	275,657	15,963	17.27	17.27
T. Rowe Price Retirement 2035	4,290	86,295	95,888	—	95,888	5,261	18.22	18.22
T. Rowe Price Retirement 2040	2,302	62,109	73,861	—	73,861	3,884	19.01	19.01
T. Rowe Price Retirement 2045	227	4,555	5,111	—	5,111	264	19.37	19.37
T. Rowe Price Retirement 2050	6	110	105	—	105	5	19.39	19.39
T. Rowe Price Retirement 2055	2,426	35,720	48,052	—	48,052	2,483	19.35	19.35
T. Rowe Price Retirement Balanced	15,058	238,301	228,287	—	228,287	18,964	12.03	12.03
Templeton Developing Markets VIP Fund	820,044	8,989,608	8,749,873	—	8,749,873	582,580	10.25	21.03
Templeton Foreign VIP Fund	349,093	4,362,972	4,744,177	—	4,744,177	532,568	8.01	13.88
Templeton Global Bond VIP Fund	80,786	1,247,996	1,060,716	—	1,060,716	147,559	6.71	7.59
Templeton Growth VIP Fund	351	4,904	4,064	—	4,064	403	10.09	10.09
Third Avenue Value (b)	1,230	22,922	22,774	—	22,774	2,424	9.39	9.39
TOPS® Aggressive Growth ETF	16,288	326,695	343,684	—	343,684	25,530	13.46	13.46
TOPS® Balanced ETF	11,257	170,433	172,797	—	172,797	14,845	11.64	11.64
TOPS® Conservative ETF	318,329	4,304,865	4,405,671	—	4,405,671	420,872	10.41	10.91
TOPS® Growth ETF	30,939	632,138	648,162	—	648,162	49,986	12.80	13.42
TOPS® Managed Risk Moderate Growth ETF	36,524	491,786	521,199	—	521,199	47,434	10.99	10.99
VanEck VIP Global Gold	22,419	208,299	196,388	—	196,388	19,870	9.55	10.05
VanEck VIP Global Resources (b)	4,897	111,614	124,830	—	124,830	20,720	5.09	6.46
Vanguard® VIF Balanced	110,976	2,872,853	3,152,836	—	3,152,836	205,408	14.47	15.62
Vanguard® VIF Capital Growth	25,865	996,155	1,311,086	—	1,311,086	67,802	18.67	20.16
Vanguard® VIF Conservative Allocation	240,414	6,679,505	6,875,828	—	6,875,828	583,293	11.48	12.39
Vanguard® VIF Diversified Value	47,391	754,045	826,973	—	826,973	50,133	15.40	16.78
Vanguard® VIF Equity Income	66,338	1,565,836	1,844,856	—	1,844,856	115,229	15.03	16.22
Vanguard® VIF Equity Index	75,897	4,067,742	4,968,973	—	4,968,973	245,632	18.84	20.33

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

29

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® VIF Global Bond Index	28,259	$611,062	$601,922	$—	$601,922	59,734	$10.08	$10.08
Vanguard® VIF Growth	41,770	1,472,671	1,598,527	—	1,598,527	69,389	21.58	23.29
Vanguard® VIF High Yield Bond	149,972	1,179,277	1,208,776	—	1,208,776	105,111	10.71	11.56
Vanguard® VIF International	143,151	5,235,664	5,683,100	—	5,683,100	281,760	18.70	20.18
Vanguard® VIF Mid-Cap Index	163,766	3,687,799	4,827,809	—	4,827,809	277,347	16.74	18.07
Vanguard® VIF Moderate Allocation	173,178	5,067,605	5,869,009	—	5,869,009	436,212	12.83	13.85
Vanguard® VIF Real Estate Index	89,399	1,261,483	1,480,447	—	1,480,447	98,657	13.97	15.08
Vanguard® VIF Short Term Investment Grade	540,807	5,846,634	5,829,899	—	5,829,899	622,758	8.70	9.39
Vanguard® VIF Small Company Growth (d)	11,905	244,604	315,474	—	315,474	17,036	18.52	18.52
Vanguard® VIF Total Bond Market Index	943,370	11,592,437	11,527,976	—	11,527,976	1,193,149	9.01	9.72
Vanguard® VIF Total International Stock Market Index	222,572	5,266,847	5,392,917	—	5,392,917	453,639	11.43	11.90
Vanguard® VIF Total Stock Market Index	294,941	14,767,679	16,793,913	—	16,793,913	841,611	18.52	19.99
Victory RS Partners (d)	21,330	595,927	572,076	—	572,076	17,811	32.09	32.09
Victory RS Science and Technology	49,851	1,251,637	1,412,788	—	1,412,788	33,576	40.77	42.04
Victory RS Value	74,667	1,942,268	1,965,988	—	1,965,988	120,586	15.82	16.31
Virtus Ceredex Mid Cap Value Equity	24,629	307,155	323,619	—	323,619	15,659	20.63	20.63
Virtus Duff & Phelps Real Estate Securities Series	17,172	316,610	434,799	—	434,799	25,176	16.59	17.53
Virtus KAR Small-Cap Growth Series	44,919	1,618,089	1,624,708	—	1,624,708	45,236	34.13	36.97
Virtus Newfleet Multi-Sector Intermediate Bond Series	12,734	122,027	119,700	—	119,700	12,099	9.56	9.99
Virtus SGA International Growth Series	38,800	491,010	558,722	—	558,722	56,985	9.36	9.91
Virtus Strategic Allocation Series	16,782	276,897	293,684	—	293,684	18,560	15.54	17.33
Voya MidCap Opportunities Portfolio	15,114	248,744	243,933	—	243,933	9,525	20.26	26.45
VY Clarion Global Real Estate Portfolio	14,146	174,812	196,061	—	196,061	14,453	12.03	13.67
VY Clarion Real Estate Portfolio	13,102	524,175	599,805	—	599,805	32,526	18.44	18.44
Western Asset Variable Global High Yield Bond	276,544	2,090,140	2,057,484	—	2,057,484	175,859	9.76	11.81

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

30

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	7Twelve Balanced Portfolio	AB VPS Dynamic Asset Allocation	AB VPS Global Thematic Growth
Net assets as of December 31, 2019	$727,055	$798,899	$8,155

Investment income (loss):
Dividend distributions	13,540	14,593	41
Investment Expenses:
Mortality and expense risk and administrative charges	(2,992)	(7,068)	(32)

Net investment income (loss)	10,548	7,525	9

Increase (decrease) in net assets from operations:
Capital gain distributions	17,857	—	864
Realized capital gain (loss) on investments	(695)	6,298	5
Change in unrealized appreciation (depreciation)	6,241	50,015	2,267

Net gain (loss) on investments	23,403	56,313	3,136

Net increase (decrease) in net assets from operations	33,951	63,838	3,145

Contract owner transactions:
Variable annuity deposits	—	9,895	—
Terminations, withdrawals and annuity payments	(15,868)	(125,713)	—
Transfers between subaccounts, net	—	263,917	—
Maintenance charges and mortality adjustments	(326)	(5,310)	(9)

Increase (decrease) in net assets from contract transactions	(16,194)	142,789	(9)

Total increase (decrease) in net assets	17,757	206,627	3,136

Net assets as of December 31, 2020	$744,812	$1,005,526	$11,291

Investment income (loss):
Dividend distributions	5,717	16,650	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,587)	(8,402)	(34)

Net investment income (loss)	3,130	8,248	(34)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,389	—	1,839
Realized capital gain (loss) on investments	6,392	29,570	24
Change in unrealized appreciation (depreciation)	78,751	49,991	849

Net gain (loss) on investments	98,532	79,561	2,712

Net increase (decrease) in net assets from operations	101,662	87,809	2,678

Contract owner transactions:
Variable annuity deposits	6,832	221,889	2,500
Terminations, withdrawals and annuity payments	(47,032)	(29,939)	(33)
Transfers between subaccounts, net	—	(171,109)	—
Maintenance charges and mortality adjustments	(673)	(6,229)	(28)

Increase (decrease) in net assets from contract transactions	(40,873)	14,612	2,439

Total increase (decrease) in net assets	60,789	102,421	5,117

Net assets as of December 31, 2021	$805,601	$1,107,947	$16,408

The accompanying notes are an integral part of these financial statements.
31

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	AB VPS Growth and Income	AB VPS Small/Mid Cap Value	AFIS Capital World Growth and Income (b)
Net assets as of December 31, 2019	$417,487	$1,832,698	$262,544

Investment income (loss):
Dividend distributions	4,007	27,591	1,586
Investment Expenses:
Mortality and expense risk and administrative charges	(1,171)	(29,293)	(3,088)

Net investment income (loss)	2,836	(1,702)	(1,502)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,728	169,966	6,801
Realized capital gain (loss) on investments	(24,150)	(110,312)	2,935
Change in unrealized appreciation (depreciation)	(6,343)	783,180	(5,167)

Net gain (loss) on investments	(13,765)	842,834	4,569

Net increase (decrease) in net assets from operations	(10,929)	841,132	3,067

Contract owner transactions:
Variable annuity deposits	—	1,919,784	—
Terminations, withdrawals and annuity payments	(148,244)	(78,485)	(12,082)
Transfers between subaccounts, net	—	(629,431)	(136,055)
Maintenance charges and mortality adjustments	—	(3,044)	(45)

Increase (decrease) in net assets from contract transactions	(148,244)	1,208,824	(148,182)

Total increase (decrease) in net assets	(159,173)	2,049,956	(145,115)

Net assets as of December 31, 2020	$258,314	$3,882,654	$117,429

Investment income (loss):
Dividend distributions	1,931	32,466	1,949
Investment Expenses:
Mortality and expense risk and administrative charges	(754)	(56,435)	(1,456)

Net investment income (loss)	1,177	(23,969)	493

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,060
Realized capital gain (loss) on investments	15,636	136,186	3,792
Change in unrealized appreciation (depreciation)	56,810	1,266,363	9,322

Net gain (loss) on investments	72,446	1,402,549	16,174

Net increase (decrease) in net assets from operations	73,623	1,378,580	16,667

Contract owner transactions:
Variable annuity deposits	108,236	729,931	26,229
Terminations, withdrawals and annuity payments	(109,500)	(317,837)	(22,374)
Transfers between subaccounts, net	—	650,562	521
Maintenance charges and mortality adjustments	—	(4,784)	(131)

Increase (decrease) in net assets from contract transactions	(1,264)	1,057,872	4,245

Total increase (decrease) in net assets	72,359	2,436,452	20,912

Net assets as of December 31, 2021	$330,673	$6,319,106	$138,341

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
32

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	AFIS U.S. Government Securities (b)	AFIS Washington Mutual Investors (b)	Alger Capital Appreciation (d)
Net assets as of December 31, 2019	$255,879	$461,745	$529,530

Investment income (loss):
Dividend distributions	54,408	5,902	—
Investment Expenses:
Mortality and expense risk and administrative charges	(28,863)	(6,574)	(6,385)

Net investment income (loss)	25,545	(672)	(6,385)

Increase (decrease) in net assets from operations:
Capital gain distributions	52,762	4,383	64,403
Realized capital gain (loss) on investments	4,041	(24,524)	102,788
Change in unrealized appreciation (depreciation)	6,701	23,060	51,470

Net gain (loss) on investments	63,504	2,919	218,661

Net increase (decrease) in net assets from operations	89,049	2,247	212,276

Contract owner transactions:
Variable annuity deposits	825,199	—	14
Terminations, withdrawals and annuity payments	(83,603)	(83,420)	(5,496)
Transfers between subaccounts, net	2,470,836	43,922	(272,339)
Maintenance charges and mortality adjustments	(1,810)	(176)	(402)

Increase (decrease) in net assets from contract transactions	3,210,622	(39,674)	(278,223)

Total increase (decrease) in net assets	3,299,671	(37,427)	(65,947)

Net assets as of December 31, 2020	$3,555,550	$424,318	$463,583

Investment income (loss):
Dividend distributions	8,489	5,611	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,802)	(6,581)	(4,013)

Net investment income (loss)	(7,313)	(970)	(4,013)

Increase (decrease) in net assets from operations:
Capital gain distributions	76,174	—	91,749
Realized capital gain (loss) on investments	(53,669)	12,544	22,977
Change in unrealized appreciation (depreciation)	(91,424)	91,093	(48,897)

Net gain (loss) on investments	(68,919)	103,637	65,829

Net increase (decrease) in net assets from operations	(76,232)	102,667	61,816

Contract owner transactions:
Variable annuity deposits	93,022	2,681	2,492
Terminations, withdrawals and annuity payments	(240,562)	(21,858)	(5,834)
Transfers between subaccounts, net	(2,524,114)	(35,341)	(112,268)
Maintenance charges and mortality adjustments	(2,225)	(202)	(470)

Increase (decrease) in net assets from contract transactions	(2,673,879)	(54,720)	(116,080)

Total increase (decrease) in net assets	(2,750,111)	47,947	(54,264)

Net assets as of December 31, 2021	$805,439	$472,265	$409,319

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
33

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Alger Large Cap Growth (d)	Allspring Growth (b)	Allspring International Equity VT (b)
Net assets as of December 31, 2019	$—	$863,397	$40,769

Investment income (loss):
Dividend distributions	—	—	914
Investment Expenses:
Mortality and expense risk and administrative charges	(785)	(7,884)	(130)

Net investment income (loss)	(785)	(7,884)	784

Increase (decrease) in net assets from operations:
Capital gain distributions	7,314	130,851	—
Realized capital gain (loss) on investments	99,734	10,889	(136)
Change in unrealized appreciation (depreciation)	3,485	222,698	1,204

Net gain (loss) on investments	110,533	364,438	1,068

Net increase (decrease) in net assets from operations	109,748	356,554	1,852

Contract owner transactions:
Variable annuity deposits	—	9,771	—
Terminations, withdrawals and annuity payments	(415)	(144,088)	—
Transfers between subaccounts, net	(54,256)	2,093	—
Maintenance charges and mortality adjustments	(54)	(2,613)	—

Increase (decrease) in net assets from contract transactions	(54,725)	(134,837)	—

Total increase (decrease) in net assets	55,023	221,717	1,852

Net assets as of December 31, 2020	$55,023	$1,085,114	$42,621

Investment income (loss):
Dividend distributions	—	—	495
Investment Expenses:
Mortality and expense risk and administrative charges	(991)	(10,145)	(115)

Net investment income (loss)	(991)	(10,145)	380

Increase (decrease) in net assets from operations:
Capital gain distributions	17,996	217,889	—
Realized capital gain (loss) on investments	3,251	26,047	(67)
Change in unrealized appreciation (depreciation)	(12,163)	(165,954)	2,500

Net gain (loss) on investments	9,084	77,982	2,433

Net increase (decrease) in net assets from operations	8,093	67,837	2,813

Contract owner transactions:
Variable annuity deposits	—	11,982	—
Terminations, withdrawals and annuity payments	(1,998)	(148,533)	—
Transfers between subaccounts, net	15,442	24,053	—
Maintenance charges and mortality adjustments	(23)	(3,749)	—

Increase (decrease) in net assets from contract transactions	13,421	(116,247)	—

Total increase (decrease) in net assets	21,514	(48,410)	2,813

Net assets as of December 31, 2021	$76,537	$1,036,704	$45,434

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
34

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Allspring Large Cap Core (b)	Allspring Omega Growth VT (b)	Allspring Opportunity (b)
Net assets as of December 31, 2019	$1,111,757	$211,753	$857,131

Investment income (loss):
Dividend distributions	8,535	—	254
Investment Expenses:
Mortality and expense risk and administrative charges	(7,805)	(3,319)	(7,288)

Net investment income (loss)	730	(3,319)	(7,034)

Increase (decrease) in net assets from operations:
Capital gain distributions	107,570	17,575	41,233
Realized capital gain (loss) on investments	(47,137)	3,813	42,190
Change in unrealized appreciation (depreciation)	(49,167)	64,540	72,919

Net gain (loss) on investments	11,266	85,928	156,342

Net increase (decrease) in net assets from operations	11,996	82,609	149,308

Contract owner transactions:
Variable annuity deposits	22,743	13	19,859
Terminations, withdrawals and annuity payments	(169,380)	(2,957)	(80,297)
Transfers between subaccounts, net	(94,215)	(16,780)	(233,681)
Maintenance charges and mortality adjustments	(2,965)	(123)	(1,754)

Increase (decrease) in net assets from contract transactions	(243,817)	(19,847)	(295,873)

Total increase (decrease) in net assets	(231,821)	62,762	(146,565)

Net assets as of December 31, 2020	$879,936	$274,515	$710,566

Investment income (loss):
Dividend distributions	2,509	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,948)	(3,167)	(7,069)

Net investment income (loss)	(6,439)	(3,167)	(7,069)

Increase (decrease) in net assets from operations:
Capital gain distributions	123,380	23,256	88,581
Realized capital gain (loss) on investments	20,369	28,754	25,420
Change in unrealized appreciation (depreciation)	114,021	(23,714)	56,400

Net gain (loss) on investments	257,770	28,296	170,401

Net increase (decrease) in net assets from operations	251,331	25,129	163,332

Contract owner transactions:
Variable annuity deposits	19,398	—	16,759
Terminations, withdrawals and annuity payments	(149,382)	(1,132)	(57,735)
Transfers between subaccounts, net	(23,536)	(65,851)	(8,074)
Maintenance charges and mortality adjustments	(2,873)	(147)	(1,155)

Increase (decrease) in net assets from contract transactions	(156,393)	(67,130)	(50,205)

Total increase (decrease) in net assets	94,938	(42,001)	113,127

Net assets as of December 31, 2021	$974,874	$232,514	$823,693

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
35

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Allspring Opportunity VT (b)	Allspring Small Company Value (b)	ALPS/Alerian Energy Infrastructure
Net assets as of December 31, 2019	$1,790,052	$5,488,889	$334,572

Investment income (loss):
Dividend distributions	6,701	18,601	7,247
Investment Expenses:
Mortality and expense risk and administrative charges	(21,218)	(38,806)	(3,020)

Net investment income (loss)	(14,517)	(20,205)	4,227

Increase (decrease) in net assets from operations:
Capital gain distributions	115,844	—	—
Realized capital gain (loss) on investments	(11,792)	(98,013)	(11,726)
Change in unrealized appreciation (depreciation)	141,517	54,676	(78,141)

Net gain (loss) on investments	245,569	(43,337)	(89,867)

Net increase (decrease) in net assets from operations	231,052	(63,542)	(85,640)

Contract owner transactions:
Variable annuity deposits	845	91,519	6,587
Terminations, withdrawals and annuity payments	(141,480)	(568,465)	(15,131)
Transfers between subaccounts, net	(290,958)	(205,293)	13,933
Maintenance charges and mortality adjustments	(7,898)	(12,051)	(170)

Increase (decrease) in net assets from contract transactions	(439,491)	(694,290)	5,219

Total increase (decrease) in net assets	(208,439)	(757,832)	(80,421)

Net assets as of December 31, 2020	$1,581,613	$4,731,057	$254,151

Investment income (loss):
Dividend distributions	615	12,294	4,530
Investment Expenses:
Mortality and expense risk and administrative charges	(20,419)	(49,668)	(2,337)

Net investment income (loss)	(19,804)	(37,374)	2,193

Increase (decrease) in net assets from operations:
Capital gain distributions	74,142	295,167	—
Realized capital gain (loss) on investments	178,539	354,380	(25,615)
Change in unrealized appreciation (depreciation)	75,769	999,202	91,162

Net gain (loss) on investments	328,450	1,648,749	65,547

Net increase (decrease) in net assets from operations	308,646	1,611,375	67,740

Contract owner transactions:
Variable annuity deposits	199,355	63,617	1
Terminations, withdrawals and annuity payments	(485,760)	(654,535)	(6,376)
Transfers between subaccounts, net	(188,929)	(392,223)	(86,451)
Maintenance charges and mortality adjustments	(6,945)	(10,959)	(105)

Increase (decrease) in net assets from contract transactions	(482,279)	(994,100)	(92,931)

Total increase (decrease) in net assets	(173,633)	617,275	(25,191)

Net assets as of December 31, 2021	$1,407,980	$5,348,332	$228,960

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
36

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century Diversified Bond	American Century Equity Income	American Century Heritage
Net assets as of December 31, 2019	$282,339	$10,326,770	$2,770,966

Investment income (loss):
Dividend distributions	4,317	205,732	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,895)	(99,900)	(23,558)

Net investment income (loss)	1,422	105,832	(23,558)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,599	—	407,289
Realized capital gain (loss) on investments	3,948	(37,146)	(33,153)
Change in unrealized appreciation (depreciation)	5,613	330,631	530,215

Net gain (loss) on investments	18,160	293,485	904,351

Net increase (decrease) in net assets from operations	19,582	399,317	880,793

Contract owner transactions:
Variable annuity deposits	13,169	265,570	55,157
Terminations, withdrawals and annuity payments	(32,754)	(1,042,619)	(267,855)
Transfers between subaccounts, net	41,540	3,215,788	(428,789)
Maintenance charges and mortality adjustments	(1,498)	(27,002)	(5,997)

Increase (decrease) in net assets from contract transactions	20,457	2,411,737	(647,484)

Total increase (decrease) in net assets	40,039	2,811,054	233,309

Net assets as of December 31, 2020	$322,378	$13,137,824	$3,004,275

Investment income (loss):
Dividend distributions	4,501	215,353	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,255)	(122,863)	(29,655)

Net investment income (loss)	1,246	92,490	(29,655)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,751	626,656	443,874
Realized capital gain (loss) on investments	356	339,811	78,072
Change in unrealized appreciation (depreciation)	(12,191)	886,264	(214,310)

Net gain (loss) on investments	(8,084)	1,852,731	307,636

Net increase (decrease) in net assets from operations	(6,838)	1,945,221	277,981

Contract owner transactions:
Variable annuity deposits	11,826	267,531	53,821
Terminations, withdrawals and annuity payments	(20,441)	(1,481,313)	(434,894)
Transfers between subaccounts, net	85,211	(612,115)	595,821
Maintenance charges and mortality adjustments	(1,770)	(28,138)	(9,147)

Increase (decrease) in net assets from contract transactions	74,826	(1,854,035)	205,601

Total increase (decrease) in net assets	67,988	91,186	483,582

Net assets as of December 31, 2021	$390,366	$13,229,010	$3,487,857

The accompanying notes are an integral part of these financial statements.
37

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century International Bond	American Century International Growth	American Century Select
Net assets as of December 31, 2019	$4,092	$5,886,255	$2,812,155

Investment income (loss):
Dividend distributions	130	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(65)	(54,006)	(26,517)

Net investment income (loss)	65	(54,006)	(26,517)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	289,612	208,212
Realized capital gain (loss) on investments	3	160,194	177,435
Change in unrealized appreciation (depreciation)	844	906,608	492,580

Net gain (loss) on investments	847	1,356,414	878,227

Net increase (decrease) in net assets from operations	912	1,302,408	851,710

Contract owner transactions:
Variable annuity deposits	278	155,223	50,585
Terminations, withdrawals and annuity payments	—	(817,249)	(193,024)
Transfers between subaccounts, net	4,274	269,376	(82,503)
Maintenance charges and mortality adjustments	(23)	(16,109)	(6,485)

Increase (decrease) in net assets from contract transactions	4,529	(408,759)	(231,427)

Total increase (decrease) in net assets	5,441	893,649	620,283

Net assets as of December 31, 2020	$9,533	$6,779,904	$3,432,438

Investment income (loss):
Dividend distributions	—	26,273	—
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(64,934)	(32,638)

Net investment income (loss)	(76)	(38,661)	(32,638)

Increase (decrease) in net assets from operations:
Capital gain distributions	57	677,498	299,526
Realized capital gain (loss) on investments	112	289,303	283,095
Change in unrealized appreciation (depreciation)	(809)	(433,413)	221,660

Net gain (loss) on investments	(640)	533,388	804,281

Net increase (decrease) in net assets from operations	(716)	494,727	771,643

Contract owner transactions:
Variable annuity deposits	480	156,331	55,547
Terminations, withdrawals and annuity payments	(1,912)	(714,610)	(421,780)
Transfers between subaccounts, net	—	30,881	(74,446)
Maintenance charges and mortality adjustments	(19)	(15,230)	(6,360)

Increase (decrease) in net assets from contract transactions	(1,451)	(542,628)	(447,039)

Total increase (decrease) in net assets	(2,167)	(47,901)	324,604

Net assets as of December 31, 2021	$7,366	$6,732,003	$3,757,042

The accompanying notes are an integral part of these financial statements.
38

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate
Net assets as of December 31, 2019	$1,245,561	$1,078,014	$5,100,344

Investment income (loss):
Dividend distributions	5,637	6,459	36,914
Investment Expenses:
Mortality and expense risk and administrative charges	(10,116)	(9,154)	(43,853)

Net investment income (loss)	(4,479)	(2,695)	(6,939)

Increase (decrease) in net assets from operations:
Capital gain distributions	68,563	34,778	215,808
Realized capital gain (loss) on investments	(29,697)	(8,533)	(54,702)
Change in unrealized appreciation (depreciation)	126,833	84,840	521,063

Net gain (loss) on investments	165,699	111,085	682,169

Net increase (decrease) in net assets from operations	161,220	108,390	675,230

Contract owner transactions:
Variable annuity deposits	76,925	56,196	169,887
Terminations, withdrawals and annuity payments	(155,171)	(217,732)	(546,782)
Transfers between subaccounts, net	(54,277)	117,405	6,996
Maintenance charges and mortality adjustments	(3,904)	(2,271)	(11,742)

Increase (decrease) in net assets from contract transactions	(136,427)	(46,402)	(381,641)

Total increase (decrease) in net assets	24,793	61,988	293,589

Net assets as of December 31, 2020	$1,270,354	$1,140,002	$5,393,933

Investment income (loss):
Dividend distributions	15,521	12,907	58,128
Investment Expenses:
Mortality and expense risk and administrative charges	(11,559)	(9,844)	(50,351)

Net investment income (loss)	3,962	3,063	7,777

Increase (decrease) in net assets from operations:
Capital gain distributions	127,501	65,268	441,724
Realized capital gain (loss) on investments	29,310	29,744	123,803
Change in unrealized appreciation (depreciation)	4,357	(11,571)	21,639

Net gain (loss) on investments	161,168	83,441	587,166

Net increase (decrease) in net assets from operations	165,130	86,504	594,943

Contract owner transactions:
Variable annuity deposits	23,088	5,719	136,165
Terminations, withdrawals and annuity payments	(203,863)	(223,466)	(929,591)
Transfers between subaccounts, net	20,804	(31,746)	40,223
Maintenance charges and mortality adjustments	(5,028)	(4,122)	(13,267)

Increase (decrease) in net assets from contract transactions	(164,999)	(253,615)	(766,470)

Total increase (decrease) in net assets	131	(167,111)	(171,527)

Net assets as of December 31, 2021	$1,270,485	$972,891	$5,222,406

The accompanying notes are an integral part of these financial statements.
39

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century Ultra®	American Century VP Disciplined Core Value	American Century VP Inflation Protection
Net assets as of December 31, 2019	$524,427	$676,722	$278,630

Investment income (loss):
Dividend distributions	—	1,728	4,880
Investment Expenses:
Mortality and expense risk and administrative charges	(5,154)	(1,150)	(1,693)

Net investment income (loss)	(5,154)	578	3,187

Increase (decrease) in net assets from operations:
Capital gain distributions	19,325	10,244	—
Realized capital gain (loss) on investments	72,138	(126,082)	2,239
Change in unrealized appreciation (depreciation)	153,556	(16,789)	25,636

Net gain (loss) on investments	245,019	(132,627)	27,875

Net increase (decrease) in net assets from operations	239,865	(132,049)	31,062

Contract owner transactions:
Variable annuity deposits	20,782	4,076	—
Terminations, withdrawals and annuity payments	(160,995)	(182,304)	(7,746)
Transfers between subaccounts, net	52,712	(254,652)	87,007
Maintenance charges and mortality adjustments	(2,946)	(216)	(392)

Increase (decrease) in net assets from contract transactions	(90,447)	(433,096)	78,869

Total increase (decrease) in net assets	149,418	(565,145)	109,931

Net assets as of December 31, 2020	$673,845	$111,577	$388,561

Investment income (loss):
Dividend distributions	—	1,396	19,826
Investment Expenses:
Mortality and expense risk and administrative charges	(6,917)	(896)	(1,832)

Net investment income (loss)	(6,917)	500	17,994

Increase (decrease) in net assets from operations:
Capital gain distributions	61,353	15,650	—
Realized capital gain (loss) on investments	33,417	2,183	7,322
Change in unrealized appreciation (depreciation)	56,875	8,573	8,100

Net gain (loss) on investments	151,645	26,406	15,422

Net increase (decrease) in net assets from operations	144,728	26,906	33,416

Contract owner transactions:
Variable annuity deposits	110,351	8,443	264,518
Terminations, withdrawals and annuity payments	(66,695)	(26,702)	(75,779)
Transfers between subaccounts, net	94,719	101,348	247,013
Maintenance charges and mortality adjustments	(4,112)	(172)	(823)

Increase (decrease) in net assets from contract transactions	134,263	82,917	434,929

Total increase (decrease) in net assets	278,991	109,823	468,345

Net assets as of December 31, 2021	$952,836	$221,400	$856,906

The accompanying notes are an integral part of these financial statements.
40

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP International	American Century VP Mid Cap Value_(d)	American Century VP Ultra®
Net assets as of December 31, 2019	$107,571	$6,311,721	$16,511,751

Investment income (loss):
Dividend distributions	407	81,472	—
Investment Expenses:
Mortality and expense risk and administrative charges	(387)	(39,291)	(162,460)

Net investment income (loss)	20	42,181	(162,460)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,569	—	1,652,399
Realized capital gain (loss) on investments	793	(37,912)	1,770,910
Change in unrealized appreciation (depreciation)	23,392	(162,825)	5,392,482

Net gain (loss) on investments	25,754	(200,737)	8,815,791

Net increase (decrease) in net assets from operations	25,774	(158,556)	8,653,331

Contract owner transactions:
Variable annuity deposits	—	56,271	704,506
Terminations, withdrawals and annuity payments	(6,675)	(589,041)	(2,091,645)
Transfers between subaccounts, net	—	(396,112)	(1,048,165)
Maintenance charges and mortality adjustments	(98)	(21,846)	(77,169)

Increase (decrease) in net assets from contract transactions	(6,773)	(950,728)	(2,512,473)

Total increase (decrease) in net assets	19,001	(1,109,284)	6,140,858

Net assets as of December 31, 2020	$126,572	$5,202,437	$22,652,609

Investment income (loss):
Dividend distributions	19	59,065	—
Investment Expenses:
Mortality and expense risk and administrative charges	(258)	(44,532)	(189,108)

Net investment income (loss)	(239)	14,533	(189,108)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,570	—	1,566,550
Realized capital gain (loss) on investments	14,092	360,034	2,336,058
Change in unrealized appreciation (depreciation)	(7,666)	723,487	783,773

Net gain (loss) on investments	9,996	1,083,521	4,686,381

Net increase (decrease) in net assets from operations	9,757	1,098,054	4,497,273

Contract owner transactions:
Variable annuity deposits	—	119,416	791,462
Terminations, withdrawals and annuity payments	(5,467)	(642,584)	(2,870,010)
Transfers between subaccounts, net	(44,475)	90,990	(1,339,230)
Maintenance charges and mortality adjustments	(207)	(22,910)	(78,485)

Increase (decrease) in net assets from contract transactions	(50,149)	(455,088)	(3,496,263)

Total increase (decrease) in net assets	(40,392)	642,966	1,001,010

Net assets as of December 31, 2021	$86,180	$5,845,403	$23,653,619

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
41

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Value	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2019	$37,557,917	$15,495,724	$7,765,139

Investment income (loss):
Dividend distributions	587,846	320,262	89,719
Investment Expenses:
Mortality and expense risk and administrative charges	(213,594)	(163,186)	(57,692)

Net investment income (loss)	374,252	157,076	32,027

Increase (decrease) in net assets from operations:
Capital gain distributions	750,342	97,126	147,455
Realized capital gain (loss) on investments	715,107	52,842	67,334
Change in unrealized appreciation (depreciation)	(2,563,150)	2,624,286	387,116

Net gain (loss) on investments	(1,097,701)	2,774,254	601,905

Net increase (decrease) in net assets from operations	(723,449)	2,931,330	633,932

Contract owner transactions:
Variable annuity deposits	626,229	3,016,526	727,119
Terminations, withdrawals and annuity payments	(2,353,926)	(1,283,936)	(444,238)
Transfers between subaccounts, net	(5,223,004)	4,491,704	436,357
Maintenance charges and mortality adjustments	(112,514)	(39,930)	(23,113)

Increase (decrease) in net assets from contract transactions	(7,063,215)	6,184,364	696,125

Total increase (decrease) in net assets	(7,786,664)	9,115,694	1,330,057

Net assets as of December 31, 2020	$29,771,253	$24,611,418	$9,095,196

Investment income (loss):
Dividend distributions	537,495	381,310	52,136
Investment Expenses:
Mortality and expense risk and administrative charges	(259,830)	(217,128)	(39,055)

Net investment income (loss)	277,665	164,182	13,081

Increase (decrease) in net assets from operations:
Capital gain distributions	—	862,789	92,717
Realized capital gain (loss) on investments	2,047,690	854,291	210,723
Change in unrealized appreciation (depreciation)	4,403,194	1,601,809	(690,593)

Net gain (loss) on investments	6,450,884	3,318,889	(387,153)

Net increase (decrease) in net assets from operations	6,728,549	3,483,071	(374,072)

Contract owner transactions:
Variable annuity deposits	771,879	2,834,036	245,341
Terminations, withdrawals and annuity payments	(4,777,396)	(3,015,736)	(561,511)
Transfers between subaccounts, net	2,690,059	2,302,596	(5,098,374)
Maintenance charges and mortality adjustments	(127,801)	(51,466)	(12,697)

Increase (decrease) in net assets from contract transactions	(1,443,259)	2,069,430	(5,427,241)

Total increase (decrease) in net assets	5,285,290	5,552,501	(5,801,313)

Net assets as of December 31, 2021	$35,056,543	$30,163,919	$3,293,883

The accompanying notes are an integral part of these financial statements.
42

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2019	$11,595,876	$171,535	$1,625,802

Investment income (loss):
Dividend distributions	17,679	214	6,085
Investment Expenses:
Mortality and expense risk and administrative charges	(90,038)	(2,167)	(30,495)

Net investment income (loss)	(72,359)	(1,953)	(24,410)

Increase (decrease) in net assets from operations:
Capital gain distributions	312,221	10,351	70,825
Realized capital gain (loss) on investments	458,513	811	80,041
Change in unrealized appreciation (depreciation)	2,452,326	34,648	1,120,382

Net gain (loss) on investments	3,223,060	45,810	1,271,248

Net increase (decrease) in net assets from operations	3,150,701	43,857	1,246,838

Contract owner transactions:
Variable annuity deposits	897,854	—	1,274,909
Terminations, withdrawals and annuity payments	(640,735)	(2,476)	(236,271)
Transfers between subaccounts, net	(755,059)	(7,901)	(616,507)
Maintenance charges and mortality adjustments	(38,202)	—	(2,045)

Increase (decrease) in net assets from contract transactions	(536,142)	(10,377)	420,086

Total increase (decrease) in net assets	2,614,559	33,480	1,666,924

Net assets as of December 31, 2020	$14,210,435	$205,015	$3,292,726

Investment income (loss):
Dividend distributions	32,734	—	3,745
Investment Expenses:
Mortality and expense risk and administrative charges	(123,475)	(4,108)	(49,488)

Net investment income (loss)	(90,741)	(4,108)	(45,743)

Increase (decrease) in net assets from operations:
Capital gain distributions	751,499	5,632	816,505
Realized capital gain (loss) on investments	654,095	6,601	143,758
Change in unrealized appreciation (depreciation)	882,309	(11,470)	9,213

Net gain (loss) on investments	2,287,903	763	969,476

Net increase (decrease) in net assets from operations	2,197,162	(3,345)	923,733

Contract owner transactions:
Variable annuity deposits	1,632,079	299,395	579,614
Terminations, withdrawals and annuity payments	(1,239,165)	(6,252)	(340,822)
Transfers between subaccounts, net	503,420	197,504	(241,744)
Maintenance charges and mortality adjustments	(33,265)	(52)	(4,584)

Increase (decrease) in net assets from contract transactions	863,069	490,595	(7,536)

Total increase (decrease) in net assets	3,060,231	487,250	916,197

Net assets as of December 31, 2021	$17,270,666	$692,265	$4,208,923

The accompanying notes are an integral part of these financial statements.
43

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2019	$20,436,381	$6,992,243	$169,426

Investment income (loss):
Dividend distributions	267,272	24,844	1,383
Investment Expenses:
Mortality and expense risk and administrative charges	(185,852)	(42,873)	(1,257)

Net investment income (loss)	81,420	(18,029)	126

Increase (decrease) in net assets from operations:
Capital gain distributions	660,119	—	—
Realized capital gain (loss) on investments	24,545	(234,777)	(5,846)
Change in unrealized appreciation (depreciation)	2,330,151	803,817	7,031

Net gain (loss) on investments	3,014,815	569,040	1,185

Net increase (decrease) in net assets from operations	3,096,235	551,011	1,311

Contract owner transactions:
Variable annuity deposits	2,906,315	681,814	70,885
Terminations, withdrawals and annuity payments	(1,426,436)	(358,351)	(87,644)
Transfers between subaccounts, net	(134,923)	(1,442,033)	(32,647)
Maintenance charges and mortality adjustments	(61,350)	(11,880)	(21)

Increase (decrease) in net assets from contract transactions	1,283,606	(1,130,450)	(49,427)

Total increase (decrease) in net assets	4,379,841	(579,439)	(48,116)

Net assets as of December 31, 2020	$24,816,222	$6,412,804	$121,310

Investment income (loss):
Dividend distributions	296,240	146,990	10,529
Investment Expenses:
Mortality and expense risk and administrative charges	(232,370)	(47,581)	(2,000)

Net investment income (loss)	63,870	99,409	8,529

Increase (decrease) in net assets from operations:
Capital gain distributions	287,301	—	—
Realized capital gain (loss) on investments	998,924	199,713	1,169
Change in unrealized appreciation (depreciation)	4,468,148	(449,150)	(8,084)

Net gain (loss) on investments	5,754,373	(249,437)	(6,915)

Net increase (decrease) in net assets from operations	5,818,243	(150,028)	1,614

Contract owner transactions:
Variable annuity deposits	2,177,695	737,078	226,253
Terminations, withdrawals and annuity payments	(2,802,983)	(360,860)	(5,832)
Transfers between subaccounts, net	4,148,722	(401,676)	93,311
Maintenance charges and mortality adjustments	(72,329)	(10,420)	(147)

Increase (decrease) in net assets from contract transactions	3,451,105	(35,878)	313,585

Total increase (decrease) in net assets	9,269,348	(185,906)	315,199

Net assets as of December 31, 2021	$34,085,570	$6,226,898	$436,509

The accompanying notes are an integral part of these financial statements.
44

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Mortgage	American Funds IS® New World	AMG River Road Mid Cap Value (b)
Net assets as of December 31, 2019	$40,694	$2,829,026	$2,041,214

Investment income (loss):
Dividend distributions	2,969	973	1,168
Investment Expenses:
Mortality and expense risk and administrative charges	(836)	(20,251)	(14,482)

Net investment income (loss)	2,133	(19,278)	(13,314)

Increase (decrease) in net assets from operations:
Capital gain distributions	501	27,244	88,481
Realized capital gain (loss) on investments	107	41,939	(146,949)
Change in unrealized appreciation (depreciation)	8,394	508,747	52,514

Net gain (loss) on investments	9,002	577,930	(5,954)

Net increase (decrease) in net assets from operations	11,135	558,652	(19,268)

Contract owner transactions:
Variable annuity deposits	—	173,470	60,870
Terminations, withdrawals and annuity payments	(1,078)	(130,961)	(189,260)
Transfers between subaccounts, net	238,588	(266,008)	(226,372)
Maintenance charges and mortality adjustments	(697)	(4,837)	(4,266)

Increase (decrease) in net assets from contract transactions	236,813	(228,336)	(359,028)

Total increase (decrease) in net assets	247,948	330,316	(378,296)

Net assets as of December 31, 2020	$288,642	$3,159,342	$1,662,918

Investment income (loss):
Dividend distributions	735	29,122	3,449
Investment Expenses:
Mortality and expense risk and administrative charges	(792)	(29,421)	(16,555)

Net investment income (loss)	(57)	(299)	(13,106)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,794	144,531	1,018,930
Realized capital gain (loss) on investments	9	94,808	(109,017)
Change in unrealized appreciation (depreciation)	(12,819)	(125,295)	(411,687)

Net gain (loss) on investments	(3,016)	114,044	498,226

Net increase (decrease) in net assets from operations	(3,073)	113,745	485,120

Contract owner transactions:
Variable annuity deposits	—	601,364	45,779
Terminations, withdrawals and annuity payments	(948)	(365,338)	(204,877)
Transfers between subaccounts, net	8,078	1,163,665	(80,460)
Maintenance charges and mortality adjustments	(913)	(8,371)	(5,005)

Increase (decrease) in net assets from contract transactions	6,217	1,391,320	(244,563)

Total increase (decrease) in net assets	3,144	1,505,065	240,557

Net assets as of December 31, 2021	$291,786	$4,664,407	$1,903,475

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
45

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Ariel®	Baron Asset	BlackRock Advantage Large Cap Core V.I.
Net assets as of December 31, 2019	$3,511,286	$744,236	$258,300

Investment income (loss):
Dividend distributions	10,755	—	1,357
Investment Expenses:
Mortality and expense risk and administrative charges	(26,933)	(6,679)	(1,746)

Net investment income (loss)	(16,178)	(6,679)	(389)

Increase (decrease) in net assets from operations:
Capital gain distributions	172,152	26,164	14,547
Realized capital gain (loss) on investments	(36,235)	23,327	(22,641)
Change in unrealized appreciation (depreciation)	163,797	159,381	20,440

Net gain (loss) on investments	299,714	208,872	12,346

Net increase (decrease) in net assets from operations	283,536	202,193	11,957

Contract owner transactions:
Variable annuity deposits	51,082	36,076	2,733
Terminations, withdrawals and annuity payments	(188,190)	(59,200)	(27,927)
Transfers between subaccounts, net	(68,699)	(34,918)	(72,866)
Maintenance charges and mortality adjustments	(6,737)	(2,915)	(144)

Increase (decrease) in net assets from contract transactions	(212,544)	(60,957)	(98,204)

Total increase (decrease) in net assets	70,992	141,236	(86,247)

Net assets as of December 31, 2020	$3,582,278	$885,472	$172,053

Investment income (loss):
Dividend distributions	1,754	—	146
Investment Expenses:
Mortality and expense risk and administrative charges	(37,176)	(7,860)	(1,913)

Net investment income (loss)	(35,422)	(7,860)	(1,767)

Increase (decrease) in net assets from operations:
Capital gain distributions	215,579	63,612	141,978
Realized capital gain (loss) on investments	153,847	71,635	3,594
Change in unrealized appreciation (depreciation)	664,145	(22,291)	(93,997)

Net gain (loss) on investments	1,033,571	112,956	51,575

Net increase (decrease) in net assets from operations	998,149	105,096	49,808

Contract owner transactions:
Variable annuity deposits	45,815	42,180	19,971
Terminations, withdrawals and annuity payments	(405,617)	(129,832)	(213)
Transfers between subaccounts, net	(111,179)	2,040	121,886
Maintenance charges and mortality adjustments	(8,439)	(3,520)	(153)

Increase (decrease) in net assets from contract transactions	(479,420)	(89,132)	141,491

Total increase (decrease) in net assets	518,729	15,964	191,299

Net assets as of December 31, 2021	$4,101,007	$901,436	$363,352

The accompanying notes are an integral part of these financial statements.
46

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Advantage Small Cap Growth	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.
Net assets as of December 31, 2019	$162,046	$187,883	$72,215

Investment income (loss):
Dividend distributions	—	2,681	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,694)	(954)	(654)

Net investment income (loss)	(1,694)	1,727	(654)

Increase (decrease) in net assets from operations:
Capital gain distributions	17,190	3,364	24,040
Realized capital gain (loss) on investments	(246)	(32,772)	16,826
Change in unrealized appreciation (depreciation)	64,512	16,413	25,691

Net gain (loss) on investments	81,456	(12,995)	66,557

Net increase (decrease) in net assets from operations	79,762	(11,268)	65,903

Contract owner transactions:
Variable annuity deposits	5,746	—	119,861
Terminations, withdrawals and annuity payments	(24,633)	—	(3,040)
Transfers between subaccounts, net	23,993	(24,757)	3,286
Maintenance charges and mortality adjustments	(805)	(57)	(170)

Increase (decrease) in net assets from contract transactions	4,301	(24,814)	119,937

Total increase (decrease) in net assets	84,063	(36,082)	185,840

Net assets as of December 31, 2020	$246,109	$151,801	$258,055

Investment income (loss):
Dividend distributions	—	2,258	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,460)	(954)	(733)

Net investment income (loss)	(1,460)	1,304	(733)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,311	29,131	36,136
Realized capital gain (loss) on investments	42,869	55	14,037
Change in unrealized appreciation (depreciation)	(59,742)	769	(13,074)

Net gain (loss) on investments	15,438	29,955	37,099

Net increase (decrease) in net assets from operations	13,978	31,259	36,366

Contract owner transactions:
Variable annuity deposits	4,103	26,388	—
Terminations, withdrawals and annuity payments	(116,228)	—	(728)
Transfers between subaccounts, net	(1,078)	—	(107,983)
Maintenance charges and mortality adjustments	(1,764)	(105)	(361)

Increase (decrease) in net assets from contract transactions	(114,967)	26,283	(109,072)

Total increase (decrease) in net assets	(100,989)	57,542	(72,706)

Net assets as of December 31, 2021	$145,120	$209,343	$185,349

The accompanying notes are an integral part of these financial statements.
47

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Equity Dividend	BlackRock Equity Dividend V.I.	BlackRock Global Allocation
Net assets as of December 31, 2019	$632,635	$6,862,951	$331,577

Investment income (loss):
Dividend distributions	11,689	128,104	365
Investment Expenses:
Mortality and expense risk and administrative charges	(5,785)	(48,399)	(1,213)

Net investment income (loss)	5,904	79,705	(848)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,677	246,410	6,062
Realized capital gain (loss) on investments	(19,946)	(203,806)	(20,499)
Change in unrealized appreciation (depreciation)	22,148	128,177	12,998

Net gain (loss) on investments	34,879	170,781	(1,439)

Net increase (decrease) in net assets from operations	40,783	250,486	(2,287)

Contract owner transactions:
Variable annuity deposits	31,331	429,667	1,986
Terminations, withdrawals and annuity payments	(79,652)	(434,870)	(199,091)
Transfers between subaccounts, net	146,491	284,865	(45,130)
Maintenance charges and mortality adjustments	(3,568)	(16,698)	(1,664)

Increase (decrease) in net assets from contract transactions	94,602	262,964	(243,899)

Total increase (decrease) in net assets	135,385	513,450	(246,186)

Net assets as of December 31, 2020	$768,020	$7,376,401	$85,391

Investment income (loss):
Dividend distributions	9,558	113,728	745
Investment Expenses:
Mortality and expense risk and administrative charges	(7,533)	(64,178)	(744)

Net investment income (loss)	2,025	49,550	1

Increase (decrease) in net assets from operations:
Capital gain distributions	85,139	1,143,834	6,944
Realized capital gain (loss) on investments	8,515	391,913	2,599
Change in unrealized appreciation (depreciation)	46,246	(133,473)	(4,797)

Net gain (loss) on investments	139,900	1,402,274	4,746

Net increase (decrease) in net assets from operations	141,925	1,451,824	4,747

Contract owner transactions:
Variable annuity deposits	35,428	627,419	2,565
Terminations, withdrawals and annuity payments	(69,126)	(837,138)	(20,325)
Transfers between subaccounts, net	(19,215)	829,183	2,982
Maintenance charges and mortality adjustments	(4,227)	(18,733)	(177)

Increase (decrease) in net assets from contract transactions	(57,140)	600,731	(14,955)

Total increase (decrease) in net assets	84,785	2,052,555	(10,208)

Net assets as of December 31, 2021	$852,805	$9,428,956	$75,183

The accompanying notes are an integral part of these financial statements.
48

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BlackRock International Dividend
Net assets as of December 31, 2019	$2,251,522	$9,320,004	$373,899

Investment income (loss):
Dividend distributions	37,453	488,598	1,997
Investment Expenses:
Mortality and expense risk and administrative charges	(20,458)	(97,182)	(1,333)

Net investment income (loss)	16,995	391,416	664

Increase (decrease) in net assets from operations:
Capital gain distributions	177,826	—	—
Realized capital gain (loss) on investments	4,349	559,600	(25,751)
Change in unrealized appreciation (depreciation)	309,859	173,244	6,606

Net gain (loss) on investments	492,034	732,844	(19,145)

Net increase (decrease) in net assets from operations	509,029	1,124,260	(18,481)

Contract owner transactions:
Variable annuity deposits	294,275	185,163	8,465
Terminations, withdrawals and annuity payments	(157,312)	(868,653)	(19,644)
Transfers between subaccounts, net	383,650	(3,568,647)	(254,085)
Maintenance charges and mortality adjustments	(6,499)	(20,803)	(672)

Increase (decrease) in net assets from contract transactions	514,114	(4,272,940)	(265,936)

Total increase (decrease) in net assets	1,023,143	(3,148,680)	(284,417)

Net assets as of December 31, 2020	$3,274,665	$6,171,324	$89,482

Investment income (loss):
Dividend distributions	25,461	325,305	2,538
Investment Expenses:
Mortality and expense risk and administrative charges	(25,473)	(58,767)	(1,045)

Net investment income (loss)	(12)	266,538	1,493

Increase (decrease) in net assets from operations:
Capital gain distributions	504,721	25,307	5,460
Realized capital gain (loss) on investments	111,639	97,157	157
Change in unrealized appreciation (depreciation)	(429,376)	(71,085)	5,677

Net gain (loss) on investments	186,984	51,379	11,294

Net increase (decrease) in net assets from operations	186,972	317,917	12,787

Contract owner transactions:
Variable annuity deposits	271,280	463,981	5,777
Terminations, withdrawals and annuity payments	(442,495)	(1,012,766)	(500)
Transfers between subaccounts, net	(234,701)	3,031,107	36,203
Maintenance charges and mortality adjustments	(5,949)	(25,130)	(429)

Increase (decrease) in net assets from contract transactions	(411,865)	2,457,192	41,051

Total increase (decrease) in net assets	(224,893)	2,775,109	53,838

Net assets as of December 31, 2021	$3,049,772	$8,946,433	$143,320

The accompanying notes are an integral part of these financial statements.
49

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Large Cap Focus Growth V.I.	BNY Mellon Appreciation	BNY Mellon Dynamic Value
Net assets as of December 31, 2019	$155,801	$5,996,871	$3,663,712

Investment income (loss):
Dividend distributions	—	43,736	19,118
Investment Expenses:
Mortality and expense risk and administrative charges	(1,453)	(60,879)	(27,404)

Net investment income (loss)	(1,453)	(17,143)	(8,286)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,093	338,257	67,628
Realized capital gain (loss) on investments	9,965	5,560	(16,299)
Change in unrealized appreciation (depreciation)	46,573	1,235,308	655

Net gain (loss) on investments	66,631	1,579,125	51,984

Net increase (decrease) in net assets from operations	65,178	1,561,982	43,698

Contract owner transactions:
Variable annuity deposits	—	141,785	43,577
Terminations, withdrawals and annuity payments	(18,731)	(569,034)	(299,128)
Transfers between subaccounts, net	(21,924)	635,587	(89,947)
Maintenance charges and mortality adjustments	(330)	(16,049)	(7,744)

Increase (decrease) in net assets from contract transactions	(40,985)	192,289	(353,242)

Total increase (decrease) in net assets	24,193	1,754,271	(309,544)

Net assets as of December 31, 2020	$179,994	$7,751,142	$3,354,168

Investment income (loss):
Dividend distributions	—	32,447	37,231
Investment Expenses:
Mortality and expense risk and administrative charges	(1,911)	(81,924)	(34,978)

Net investment income (loss)	(1,911)	(49,477)	2,253

Increase (decrease) in net assets from operations:
Capital gain distributions	35,895	321,278	747,234
Realized capital gain (loss) on investments	1,755	527,367	140,129
Change in unrealized appreciation (depreciation)	(756)	1,323,801	152,560

Net gain (loss) on investments	36,894	2,172,446	1,039,923

Net increase (decrease) in net assets from operations	34,983	2,122,969	1,042,176

Contract owner transactions:
Variable annuity deposits	—	176,936	29,245
Terminations, withdrawals and annuity payments	(620)	(1,222,678)	(424,933)
Transfers between subaccounts, net	28,916	271,472	153,777
Maintenance charges and mortality adjustments	(614)	(18,699)	(10,144)

Increase (decrease) in net assets from contract transactions	27,682	(792,969)	(252,055)

Total increase (decrease) in net assets	62,665	1,330,000	790,121

Net assets as of December 31, 2021	$242,659	$9,081,142	$4,144,289

The accompanying notes are an integral part of these financial statements.
50

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BNY Mellon IP MidCap Stock	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth
Net assets as of December 31, 2019	$3,735,298	$6,973,243	$13,061,536

Investment income (loss):
Dividend distributions	22,264	65,311	9,433
Investment Expenses:
Mortality and expense risk and administrative charges	(26,344)	(42,257)	(132,457)

Net investment income (loss)	(4,080)	23,054	(123,024)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	371,891	1,509,643
Realized capital gain (loss) on investments	(350,109)	(269,146)	2,267,477
Change in unrealized appreciation (depreciation)	395,714	381,483	5,338,325

Net gain (loss) on investments	45,605	484,228	9,115,445

Net increase (decrease) in net assets from operations	41,525	507,282	8,992,421

Contract owner transactions:
Variable annuity deposits	61,768	298,276	756,906
Terminations, withdrawals and annuity payments	(440,192)	(375,593)	(1,465,355)
Transfers between subaccounts, net	415,949	(781,914)	(2,586,763)
Maintenance charges and mortality adjustments	(8,455)	(12,641)	(58,485)

Increase (decrease) in net assets from contract transactions	29,070	(871,872)	(3,353,697)

Total increase (decrease) in net assets	70,595	(364,590)	5,638,724

Net assets as of December 31, 2020	$3,805,893	$6,608,653	$18,700,260

Investment income (loss):
Dividend distributions	20,193	55,932	—
Investment Expenses:
Mortality and expense risk and administrative charges	(38,944)	(57,934)	(166,732)

Net investment income (loss)	(18,751)	(2,002)	(166,732)

Increase (decrease) in net assets from operations:
Capital gain distributions	28,986	114,531	2,818,512
Realized capital gain (loss) on investments	197,878	417,972	1,377,789
Change in unrealized appreciation (depreciation)	805,742	1,139,819	(1,804,768)

Net gain (loss) on investments	1,032,606	1,672,322	2,391,533

Net increase (decrease) in net assets from operations	1,013,855	1,670,320	2,224,801

Contract owner transactions:
Variable annuity deposits	254,495	1,116,435	2,039,369
Terminations, withdrawals and annuity payments	(946,294)	(657,335)	(2,233,690)
Transfers between subaccounts, net	1,626,037	165,942	79,635
Maintenance charges and mortality adjustments	(9,971)	(13,428)	(68,217)

Increase (decrease) in net assets from contract transactions	924,267	611,614	(182,903)

Total increase (decrease) in net assets	1,938,122	2,281,934	2,041,898

Net assets as of December 31, 2021	$5,744,015	$8,890,587	$20,742,158

The accompanying notes are an integral part of these financial statements.
51

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BNY Mellon Opportunistic Midcap Value	BNY Mellon Stock Index	BNY Mellon VIF Appreciation
Net assets as of December 31, 2019	$2,542,887	$231,415	$1,028,287

Investment income (loss):
Dividend distributions	2,714	1,187	18,716
Investment Expenses:
Mortality and expense risk and administrative charges	(20,430)	(518)	(25,775)

Net investment income (loss)	(17,716)	669	(7,059)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,697	88,703
Realized capital gain (loss) on investments	(81,151)	19,567	186,043
Change in unrealized appreciation (depreciation)	477,920	(40,006)	819,916

Net gain (loss) on investments	396,769	(15,742)	1,094,662

Net increase (decrease) in net assets from operations	379,053	(15,073)	1,087,603

Contract owner transactions:
Variable annuity deposits	26,937	120,310	67,011
Terminations, withdrawals and annuity payments	(157,494)	(5,680)	(112,685)
Transfers between subaccounts, net	(167,335)	(167,968)	3,272,125
Maintenance charges and mortality adjustments	(5,206)	(45)	(13,461)

Increase (decrease) in net assets from contract transactions	(303,098)	(53,383)	3,212,990

Total increase (decrease) in net assets	75,955	(68,456)	4,300,593

Net assets as of December 31, 2020	$2,618,842	$162,959	$5,328,880

Investment income (loss):
Dividend distributions	406	380	12,453
Investment Expenses:
Mortality and expense risk and administrative charges	(25,000)	(139)	(44,502)

Net investment income (loss)	(24,594)	241	(32,049)

Increase (decrease) in net assets from operations:
Capital gain distributions	304,427	1,832	583,540
Realized capital gain (loss) on investments	52,241	12,459	425,852
Change in unrealized appreciation (depreciation)	46,422	(558)	400,301

Net gain (loss) on investments	403,090	13,733	1,409,693

Net increase (decrease) in net assets from operations	378,496	13,974	1,377,644

Contract owner transactions:
Variable annuity deposits	20,770	8,680	948,141
Terminations, withdrawals and annuity payments	(252,077)	(922)	(1,608,940)
Transfers between subaccounts, net	(76,176)	(128,783)	978,955
Maintenance charges and mortality adjustments	(5,804)	(89)	(17,815)

Increase (decrease) in net assets from contract transactions	(313,287)	(121,114)	300,341

Total increase (decrease) in net assets	65,209	(107,140)	1,677,985

Net assets as of December 31, 2021	$2,684,051	$55,819	$7,006,865

The accompanying notes are an integral part of these financial statements.
52

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Calamos® Growth	Calamos® Growth and Income	Calamos® High Income Opportunities
Net assets as of December 31, 2019	$9,176,159	$7,978,377	$450,910

Investment income (loss):
Dividend distributions	—	91,079	23,242
Investment Expenses:
Mortality and expense risk and administrative charges	(82,284)	(70,198)	(3,835)

Net investment income (loss)	(82,284)	20,881	19,407

Increase (decrease) in net assets from operations:
Capital gain distributions	1,051,995	184,366	—
Realized capital gain (loss) on investments	(171,402)	142,599	(8,525)
Change in unrealized appreciation (depreciation)	1,789,355	1,182,121	2,638

Net gain (loss) on investments	2,669,948	1,509,086	(5,887)

Net increase (decrease) in net assets from operations	2,587,664	1,529,967	13,520

Contract owner transactions:
Variable annuity deposits	125,150	105,754	21,519
Terminations, withdrawals and annuity payments	(1,080,332)	(750,186)	(36,110)
Transfers between subaccounts, net	(437,273)	(169,679)	327
Maintenance charges and mortality adjustments	(23,021)	(19,423)	(1,955)

Increase (decrease) in net assets from contract transactions	(1,415,476)	(833,534)	(16,219)

Total increase (decrease) in net assets	1,172,188	696,433	(2,699)

Net assets as of December 31, 2020	$10,348,347	$8,674,810	$448,211

Investment income (loss):
Dividend distributions	—	45,450	19,990
Investment Expenses:
Mortality and expense risk and administrative charges	(100,501)	(90,012)	(4,074)

Net investment income (loss)	(100,501)	(44,562)	15,916

Increase (decrease) in net assets from operations:
Capital gain distributions	1,234,474	525,277	—
Realized capital gain (loss) on investments	169,252	319,575	(3,203)
Change in unrealized appreciation (depreciation)	908,234	959,641	11,437

Net gain (loss) on investments	2,311,960	1,804,493	8,234

Net increase (decrease) in net assets from operations	2,211,459	1,759,931	24,150

Contract owner transactions:
Variable annuity deposits	91,997	79,603	15,012
Terminations, withdrawals and annuity payments	(1,037,345)	(972,156)	(70,633)
Transfers between subaccounts, net	(186,171)	1,373,299	4,327
Maintenance charges and mortality adjustments	(19,092)	(22,045)	(2,034)
Increase (decrease) in net assets from contract transactions	(1,150,611)	458,701	(53,328)

Total increase (decrease) in net assets	1,060,848	2,218,632	(29,178)

Net assets as of December 31, 2021	$11,409,195	$10,893,442	$419,033

The accompanying notes are an integral part of these financial statements.
53

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	ClearBridge Small Cap Growth	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth
Net assets as of December 31, 2019	$17,080	$14,213,298	$7,223,355

Investment income (loss):
Dividend distributions	—	56,484	—
Investment Expenses:
Mortality and expense risk and administrative charges	(166)	(82,353)	(79,750)

Net investment income (loss)	(166)	(25,869)	(79,750)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,592	923,834	716,599
Realized capital gain (loss) on investments	52	242,710	538,144
Change in unrealized appreciation (depreciation)	5,724	59,652	2,217,555

Net gain (loss) on investments	7,368	1,226,196	3,472,298

Net increase (decrease) in net assets from operations	7,202	1,200,327	3,392,548

Contract owner transactions:
Variable annuity deposits	—	108,472	166,779
Terminations, withdrawals and annuity payments	—	(1,496,045)	(709,299)
Transfers between subaccounts, net	—	(3,340,119)	508,950
Maintenance charges and mortality adjustments	(4)	(50,481)	(36,803)

Increase (decrease) in net assets from contract transactions	(4)	(4,778,173)	(70,373)

Total increase (decrease) in net assets	7,198	(3,577,846)	3,322,175

Net assets as of December 31, 2020	$24,278	$10,635,452	$10,545,530

Investment income (loss):
Dividend distributions	—	14,146	—
Investment Expenses:
Mortality and expense risk and administrative charges	(240)	(73,288)	(105,047)

Net investment income (loss)	(240)	(59,142)	(105,047)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,843	2,158,048	1,231,463
Realized capital gain (loss) on investments	112	892,609	1,110,357
Change in unrealized appreciation (depreciation)	(70)	(1,972,640)	(1,096,632)

Net gain (loss) on investments	2,885	1,078,017	1,245,188

Net increase (decrease) in net assets from operations	2,645	1,018,875	1,140,141

Contract owner transactions:
Variable annuity deposits	—	113,482	464,271
Terminations, withdrawals and annuity payments	—	(1,248,062)	(1,666,830)
Transfers between subaccounts, net	—	(2,994,695)	(263,536)
Maintenance charges and mortality adjustments	(4)	(43,091)	(44,785)

Increase (decrease) in net assets from contract transactions	(4)	(4,172,366)	(1,510,880)

Total increase (decrease) in net assets	2,641	(3,153,491)	(370,739)

Net assets as of December 31, 2021	$26,919	$7,481,961	$10,174,791

The accompanying notes are an integral part of these financial statements.
54

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy Asset Strategy (b)	Delaware Ivy VIP Asset Strategy (b)	Delaware Ivy VIP Balanced (b)
Net assets as of December 31, 2019	$260,847	$677,775	$76,977

Investment income (loss):
Dividend distributions	3,955	20,618	1,065
Investment Expenses:
Mortality and expense risk and administrative charges	(2,041)	(7,172)	(501)

Net investment income (loss)	1,914	13,446	564

Increase (decrease) in net assets from operations:
Capital gain distributions	2,441	16,612	4,058
Realized capital gain (loss) on investments	(17,237)	4,905	(27)
Change in unrealized appreciation (depreciation)	34,099	120,522	10,830

Net gain (loss) on investments	19,303	142,039	14,861

Net increase (decrease) in net assets from operations	21,217	155,485	15,425

Contract owner transactions:
Variable annuity deposits	12,015	288,742	—
Terminations, withdrawals and annuity payments	(42,794)	(42,007)	—
Transfers between subaccounts, net	(13,848)	36,575	48,170
Maintenance charges and mortality adjustments	(467)	(2,217)	(68)

Increase (decrease) in net assets from contract transactions	(45,094)	281,093	48,102

Total increase (decrease) in net assets	(23,877)	436,578	63,527

Net assets as of December 31, 2020	$236,970	$1,114,353	$140,504

Investment income (loss):
Dividend distributions	5,340	18,463	934
Investment Expenses:
Mortality and expense risk and administrative charges	(2,284)	(9,786)	(247)

Net investment income (loss)	3,056	8,677	687

Increase (decrease) in net assets from operations:
Capital gain distributions	21,711	119,186	5,693
Realized capital gain (loss) on investments	1,426	8,409	4,648
Change in unrealized appreciation (depreciation)	4,160	(30,993)	2,175

Net gain (loss) on investments	27,297	96,602	12,516

Net increase (decrease) in net assets from operations	30,353	105,279	13,203

Contract owner transactions:
Variable annuity deposits	11,376	7,535	—
Terminations, withdrawals and annuity payments	(20,593)	(42,313)	—
Transfers between subaccounts, net	1,354	503	(52,567)
Maintenance charges and mortality adjustments	(222)	(3,012)	(192)

Increase (decrease) in net assets from contract transactions	(8,085)	(37,287)	(52,759)

Total increase (decrease) in net assets	22,268	67,992	(39,556)

Net assets as of December 31, 2021	$259,238	$1,182,345	$100,948

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
55

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Core Equity (b)	Delaware Ivy VIP Energy (b)	Delaware Ivy VIP Global Bond (b)
Net assets as of December 31, 2019	$122,065	$119,752	$116,625

Investment income (loss):
Dividend distributions	662	1,240	4,679
Investment Expenses:
Mortality and expense risk and administrative charges	(450)	(432)	(240)

Net investment income (loss)	212	808	4,439

Increase (decrease) in net assets from operations:
Capital gain distributions	6,719	—	—
Realized capital gain (loss) on investments	(69)	(7,381)	(2,448)
Change in unrealized appreciation (depreciation)	18,651	(38,716)	(716)

Net gain (loss) on investments	25,301	(46,097)	(3,164)

Net increase (decrease) in net assets from operations	25,513	(45,289)	1,275

Contract owner transactions:
Variable annuity deposits	—	3	—
Terminations, withdrawals and annuity payments	(900)	(1,679)	(104,285)
Transfers between subaccounts, net	—	(1,214)	—
Maintenance charges and mortality adjustments	(26)	(15)	(11)

Increase (decrease) in net assets from contract transactions	(926)	(2,905)	(104,296)

Total increase (decrease) in net assets	24,587	(48,194)	(103,021)

Net assets as of December 31, 2020	$146,652	$71,558	$13,604

Investment income (loss):
Dividend distributions	18	975	740
Investment Expenses:
Mortality and expense risk and administrative charges	(35)	(281)	(62)

Net investment income (loss)	(17)	694	678

Increase (decrease) in net assets from operations:
Capital gain distributions	129	—	—
Realized capital gain (loss) on investments	14,832	(35,556)	12
Change in unrealized appreciation (depreciation)	(16,196)	51,206	(872)

Net gain (loss) on investments	(1,235)	15,650	(860)

Net increase (decrease) in net assets from operations	(1,252)	16,344	(182)

Contract owner transactions:
Variable annuity deposits	3,359	3,871	15,016
Terminations, withdrawals and annuity payments	(294)	(11,373)	(1,175)
Transfers between subaccounts, net	(144,659)	74,026	(6,887)
Maintenance charges and mortality adjustments	(10)	(41)	(36)

Increase (decrease) in net assets from contract transactions	(141,604)	66,483	6,918

Total increase (decrease) in net assets	(142,856)	82,827	6,736

Net assets as of December 31, 2021	$3,796	$154,385	$20,340

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
56

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Global Equity Income (b)	Delaware Ivy VIP Global Growth (b)	Delaware Ivy VIP Growth (b)
Net assets as of December 31, 2019	$33,874	$687,909	$227,842

Investment income (loss):
Dividend distributions	786	2,822	—
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(2,506)	(753)

Net investment income (loss)	674	316	(753)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	31,119
Realized capital gain (loss) on investments	(49)	(366)	2,596
Change in unrealized appreciation (depreciation)	310	138,551	25,327

Net gain (loss) on investments	261	138,185	59,042

Net increase (decrease) in net assets from operations	935	138,501	58,289

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(871)
Transfers between subaccounts, net	—	—	(91,872)
Maintenance charges and mortality adjustments	(27)	(1)	(478)

Increase (decrease) in net assets from contract transactions	(27)	(1)	(93,221)

Total increase (decrease) in net assets	908	138,500	(34,932)

Net assets as of December 31, 2020	$34,782	$826,409	$192,910

Investment income (loss):
Dividend distributions	835	500	—
Investment Expenses:
Mortality and expense risk and administrative charges	(179)	(2,282)	(509)

Net investment income (loss)	656	(1,782)	(509)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	42,438	20,034
Realized capital gain (loss) on investments	(47)	277	7,088
Change in unrealized appreciation (depreciation)	9,934	104,251	26,965

Net gain (loss) on investments	9,887	146,966	54,087

Net increase (decrease) in net assets from operations	10,543	145,184	53,578

Contract owner transactions:
Variable annuity deposits	108,081	—	—
Terminations, withdrawals and annuity payments	(1,810)	—	—
Transfers between subaccounts, net	—	—	(33,949)
Maintenance charges and mortality adjustments	(76)	(4)	(556)

Increase (decrease) in net assets from contract transactions	106,195	(4)	(34,505)

Total increase (decrease) in net assets	116,738	145,180	19,073

Net assets as of December 31, 2021	$151,520	$971,589	$211,983

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
57

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP High Income (b)	Delaware Ivy VIP International Core Equity (b)	Delaware Ivy VIP Limited- Term Bond (b)
Net assets as of December 31, 2019	$628,258	$535,978	$—

Investment income (loss):
Dividend distributions	141,298	10,225	7
Investment Expenses:
Mortality and expense risk and administrative charges	(8,300)	(2,765)	(3)

Net investment income (loss)	132,998	7,460	4

Increase (decrease) in net assets from operations:
Capital gain distributions	—	79	—
Realized capital gain (loss) on investments	(47,627)	(9,373)	141
Change in unrealized appreciation (depreciation)	54,805	30,577	—

Net gain (loss) on investments	7,178	21,283	141

Net increase (decrease) in net assets from operations	140,176	28,743	145

Contract owner transactions:
Variable annuity deposits	469	—	109
Terminations, withdrawals and annuity payments	(3,524)	(86)	—
Transfers between subaccounts, net	(229,029)	(89,887)	(254)
Maintenance charges and mortality adjustments	(144)	(515)	—

Increase (decrease) in net assets from contract transactions	(232,228)	(90,488)	(145)

Total increase (decrease) in net assets	(92,052)	(61,745)	—

Net assets as of December 31, 2020	$536,206	$474,233	$—

Investment income (loss):
Dividend distributions	35,375	5,257	1,021
Investment Expenses:
Mortality and expense risk and administrative charges	(5,355)	(2,861)	(126)

Net investment income (loss)	30,020	2,396	895

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	276
Realized capital gain (loss) on investments	7,768	4,670	(39)
Change in unrealized appreciation (depreciation)	(10,226)	56,247	(1,482)

Net gain (loss) on investments	(2,458)	60,917	(1,245)

Net increase (decrease) in net assets from operations	27,562	63,313	(350)

Contract owner transactions:
Variable annuity deposits	22,627	5,439	—
Terminations, withdrawals and annuity payments	(42,065)	—	(223)
Transfers between subaccounts, net	42,174	(40,523)	72,463
Maintenance charges and mortality adjustments	(298)	(642)	(103)

Increase (decrease) in net assets from contract transactions	22,438	(35,726)	72,137

Total increase (decrease) in net assets	50,000	27,587	71,787

Net assets as of December 31, 2021	$586,206	$501,820	$71,787

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
58

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Mid Cap Growth (b)	Delaware Ivy VIP Natural Resources (b)	Delaware Ivy VIP Science And Technology (b)
Net assets as of December 31, 2019	$58,646	$—	$392,869

Investment income (loss):
Dividend distributions	—	2,966	—
Investment Expenses:
Mortality and expense risk and administrative charges	(922)	(332)	(4,560)

Net investment income (loss)	(922)	2,634	(4,560)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,546	—	45,977
Realized capital gain (loss) on investments	1,181	1,927	12,251
Change in unrealized appreciation (depreciation)	50,794	40,129	42,972

Net gain (loss) on investments	56,521	42,056	101,200

Net increase (decrease) in net assets from operations	55,599	44,690	96,640

Contract owner transactions:
Variable annuity deposits	44,279	—	11,459
Terminations, withdrawals and annuity payments	(5,215)	(1,450)	(130,834)
Transfers between subaccounts, net	84,017	90,826	37,134
Maintenance charges and mortality adjustments	(74)	(212)	(65)

Increase (decrease) in net assets from contract transactions	123,007	89,164	(82,306)

Total increase (decrease) in net assets	178,606	133,854	14,334

Net assets as of December 31, 2020	$237,252	$133,854	$407,203

Investment income (loss):
Dividend distributions	—	2,445	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,748)	(413)	(3,880)

Net investment income (loss)	(1,748)	2,032	(3,880)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,545	—	79,044
Realized capital gain (loss) on investments	26,224	35,026	60,534
Change in unrealized appreciation (depreciation)	(12,788)	(4,268)	(89,767)

Net gain (loss) on investments	40,981	30,758	49,811

Net increase (decrease) in net assets from operations	39,233	32,790	45,931

Contract owner transactions:
Variable annuity deposits	69,520	101,302	2,500
Terminations, withdrawals and annuity payments	(24,741)	(82,963)	(33,007)
Transfers between subaccounts, net	(32,008)	5,121	(150,012)
Maintenance charges and mortality adjustments	(295)	(344)	(282)

Increase (decrease) in net assets from contract transactions	12,476	23,116	(180,801)

Total increase (decrease) in net assets	51,709	55,906	(134,870)

Net assets as of December 31, 2021	$288,961	$189,760	$272,333

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
59

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Securian Real Estate Securities (b)	Delaware Ivy VIP Small Cap Growth (b)	Delaware Ivy VIP Smid Cap Core (b)
Net assets as of December 31, 2019	$58,745	$170,461	$302,799

Investment income (loss):
Dividend distributions	892	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(654)	(1,492)	(1,250)

Net investment income (loss)	238	(1,492)	(1,250)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,084	—	13,368
Realized capital gain (loss) on investments	(296)	(12,522)	(15,334)
Change in unrealized appreciation (depreciation)	(6,621)	62,711	16,942

Net gain (loss) on investments	(2,833)	50,189	14,976

Net increase (decrease) in net assets from operations	(2,595)	48,697	13,726

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(732)	(35,647)	(18,590)
Transfers between subaccounts, net	—	(4,011)	(21,406)
Maintenance charges and mortality adjustments	(9)	(89)	(395)

Increase (decrease) in net assets from contract transactions	(741)	(39,747)	(40,391)

Total increase (decrease) in net assets	(3,336)	8,950	(26,665)

Net assets as of December 31, 2020	$55,409	$179,411	$276,134

Investment income (loss):
Dividend distributions	403	2,409	—
Investment Expenses:
Mortality and expense risk and administrative charges	(515)	(1,731)	(1,212)

Net investment income (loss)	(112)	678	(1,212)

Increase (decrease) in net assets from operations:
Capital gain distributions	677	29,483	—
Realized capital gain (loss) on investments	(4,036)	2,010	3,664
Change in unrealized appreciation (depreciation)	19,074	(28,078)	51,843

Net gain (loss) on investments	15,715	3,415	55,507

Net increase (decrease) in net assets from operations	15,603	4,093	54,295

Contract owner transactions:
Variable annuity deposits	—	73,117	15,689
Terminations, withdrawals and annuity payments	(228)	(13,000)	(77,889)
Transfers between subaccounts, net	(17,562)	1,884	(21,397)
Maintenance charges and mortality adjustments	(32)	(276)	(586)

Increase (decrease) in net assets from contract transactions	(17,822)	61,725	(84,183)

Total increase (decrease) in net assets	(2,219)	65,818	(29,888)

Net assets as of December 31, 2021	$53,190	$245,229	$246,246

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
60

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Value (b)	Dimensional VA Equity Allocation	Dimensional VA Global Bond Portfolio
Net assets as of December 31, 2019	$233,464	$362,481	$807,180

Investment income (loss):
Dividend distributions	3,924	3,956	78
Investment Expenses:
Mortality and expense risk and administrative charges	(727)	(1,275)	(3,222)

Net investment income (loss)	3,197	2,681	(3,144)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,198	600	—
Realized capital gain (loss) on investments	(12,840)	27,454	1,333
Change in unrealized appreciation (depreciation)	(5,976)	23,423	10,196

Net gain (loss) on investments	(10,618)	51,477	11,529

Net increase (decrease) in net assets from operations	(7,421)	54,158	8,385

Contract owner transactions:
Variable annuity deposits	3	—	78,014
Terminations, withdrawals and annuity payments	(2,995)	(1,045)	(23,243)
Transfers between subaccounts, net	(16,833)	(155,759)	(521,305)
Maintenance charges and mortality adjustments	(450)	(157)	(358)

Increase (decrease) in net assets from contract transactions	(20,275)	(156,961)	(466,892)

Total increase (decrease) in net assets	(27,696)	(102,803)	(458,507)

Net assets as of December 31, 2020	$205,768	$259,678	$348,673

Investment income (loss):
Dividend distributions	4,262	11,711	6,439
Investment Expenses:
Mortality and expense risk and administrative charges	(603)	(970)	(2,109)

Net investment income (loss)	3,659	10,741	4,330

Increase (decrease) in net assets from operations:
Capital gain distributions	—	27,582	85
Realized capital gain (loss) on investments	5,187	11,089	(193)
Change in unrealized appreciation (depreciation)	50,407	27,394	(15,090)

Net gain (loss) on investments	55,594	66,065	(15,198)

Net increase (decrease) in net assets from operations	59,253	76,806	(10,868)

Contract owner transactions:
Variable annuity deposits	—	306,146	432,297
Terminations, withdrawals and annuity payments	(2,979)	(14,547)	(45,534)
Transfers between subaccounts, net	(35,658)	(45,405)	212,638
Maintenance charges and mortality adjustments	(601)	(640)	(1,002)

Increase (decrease) in net assets from contract transactions	(39,238)	245,554	598,399

Total increase (decrease) in net assets	20,015	322,360	587,531

Net assets as of December 31, 2021	$225,783	$582,038	$936,204

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
61

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Dimensional VA Global Moderate Allocation	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Net assets as of December 31, 2019	$—	$796,000	$976,840

Investment income (loss):
Dividend distributions	—	12,532	11,070
Investment Expenses:
Mortality and expense risk and administrative charges	—	(6,094)	(3,244)

Net investment income (loss)	—	6,438	7,826

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,039	—
Realized capital gain (loss) on investments	—	4,884	(39,659)
Change in unrealized appreciation (depreciation)	—	38,478	(33,281)

Net gain (loss) on investments	—	54,401	(72,940)

Net increase (decrease) in net assets from operations	—	60,839	(65,114)

Contract owner transactions:
Variable annuity deposits	—	66,911	79,722
Terminations, withdrawals and annuity payments	—	(36,903)	(134,122)
Transfers between subaccounts, net	—	(220,282)	(320,860)
Maintenance charges and mortality adjustments	—	(783)	(420)

Increase (decrease) in net assets from contract transactions	—	(191,057)	(375,680)

Total increase (decrease) in net assets	—	(130,218)	(440,794)

Net assets as of December 31, 2020	$—	$665,782	$536,046

Investment income (loss):
Dividend distributions	5,847	48,037	44,477
Investment Expenses:
Mortality and expense risk and administrative charges	(349)	(7,925)	(3,961)

Net investment income (loss)	5,498	40,112	40,516

Increase (decrease) in net assets from operations:
Capital gain distributions	13,107	129,563	—
Realized capital gain (loss) on investments	14,837	21,383	10,436
Change in unrealized appreciation (depreciation)	(16,582)	(27,517)	49,874

Net gain (loss) on investments	11,362	123,429	60,310

Net increase (decrease) in net assets from operations	16,860	163,541	100,826

Contract owner transactions:
Variable annuity deposits	1,828,446	572,784	515,934
Terminations, withdrawals and annuity payments	(110,634)	(112,176)	(121,091)
Transfers between subaccounts, net	(1,321,174)	762,014	200,726
Maintenance charges and mortality adjustments	—	(2,910)	(1,104)

Increase (decrease) in net assets from contract transactions	396,638	1,219,712	594,465

Total increase (decrease) in net assets	413,498	1,383,253	695,291

Net assets as of December 31, 2021	$413,498	$2,049,035	$1,231,337

The accompanying notes are an integral part of these financial statements.
62

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Net assets as of December 31, 2019	$730,129	$3,062,371	$1,186,056

Investment income (loss):
Dividend distributions	2,181	50,249	19,378
Investment Expenses:
Mortality and expense risk and administrative charges	(7,020)	(14,779)	(8,653)

Net investment income (loss)	(4,839)	35,470	10,725

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,088	(4,815)	(43,551)
Change in unrealized appreciation (depreciation)	450	(132,162)	71,935

Net gain (loss) on investments	1,538	(136,977)	28,384

Net increase (decrease) in net assets from operations	(3,301)	(101,507)	39,109

Contract owner transactions:
Variable annuity deposits	104,278	52,870	22,440
Terminations, withdrawals and annuity payments	(510)	(87,332)	(14,154)
Transfers between subaccounts, net	(463,366)	(390,572)	84,958
Maintenance charges and mortality adjustments	(526)	(1,794)	(998)

Increase (decrease) in net assets from contract transactions	(360,124)	(426,828)	92,246

Total increase (decrease) in net assets	(363,425)	(528,335)	131,355

Net assets as of December 31, 2020	$366,704	$2,534,036	$1,317,411

Investment income (loss):
Dividend distributions	80	58,362	31,513
Investment Expenses:
Mortality and expense risk and administrative charges	(3,064)	(14,732)	(9,824)

Net investment income (loss)	(2,984)	43,630	21,689

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	158,270
Realized capital gain (loss) on investments	(161)	128,700	115,132
Change in unrealized appreciation (depreciation)	(2,306)	505,081	245,767

Net gain (loss) on investments	(2,467)	633,781	519,169

Net increase (decrease) in net assets from operations	(5,451)	677,411	540,858

Contract owner transactions:
Variable annuity deposits	775,799	1,099,757	987,077
Terminations, withdrawals and annuity payments	(76,544)	(412,640)	(202,287)
Transfers between subaccounts, net	188,095	(52,627)	(150,049)
Maintenance charges and mortality adjustments	(712)	(3,115)	(1,471)

Increase (decrease) in net assets from contract transactions	886,638	631,375	633,270

Total increase (decrease) in net assets	881,187	1,308,786	1,174,128

Net assets as of December 31, 2021	$1,247,891	$3,842,822	$2,491,539

The accompanying notes are an integral part of these financial statements.
63

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	DWS Capital Growth VIP	DWS Core Equity VIP	DWS CROCI® U.S. VIP
Net assets as of December 31, 2019	$67,421	$123,138	$15,741

Investment income (loss):
Dividend distributions	117	1,298	247
Investment Expenses:
Mortality and expense risk and administrative charges	(230)	(1,163)	(43)

Net investment income (loss)	(113)	135	204

Increase (decrease) in net assets from operations:
Capital gain distributions	2,937	5,531	633
Realized capital gain (loss) on investments	1,111	(9,344)	(594)
Change in unrealized appreciation (depreciation)	10,268	10,038	(2,445)

Net gain (loss) on investments	14,316	6,225	(2,406)

Net increase (decrease) in net assets from operations	14,203	6,360	(2,202)

Contract owner transactions:
Variable annuity deposits	152	—	3
Terminations, withdrawals and annuity payments	(446)	—	(2,381)
Transfers between subaccounts, net	(27,467)	(42,526)	—
Maintenance charges and mortality adjustments	(42)	—	(9)

Increase (decrease) in net assets from contract transactions	(27,803)	(42,526)	(2,387)

Total increase (decrease) in net assets	(13,600)	(36,166)	(4,589)

Net assets as of December 31, 2020	$53,821	$86,972	$11,152

Investment income (loss):
Dividend distributions	—	434	190
Investment Expenses:
Mortality and expense risk and administrative charges	(148)	(1,414)	(29)

Net investment income (loss)	(148)	(980)	161

Increase (decrease) in net assets from operations:
Capital gain distributions	3,127	4,317	—
Realized capital gain (loss) on investments	195	160	(93)
Change in unrealized appreciation (depreciation)	8,682	16,633	2,573

Net gain (loss) on investments	12,004	21,110	2,480

Net increase (decrease) in net assets from operations	11,856	20,130	2,641

Contract owner transactions:
Variable annuity deposits	50	—	2
Terminations, withdrawals and annuity payments	(302)	—	(2,476)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(119)	(18)	(24)

Increase (decrease) in net assets from contract transactions	(371)	(18)	(2,498)

Total increase (decrease) in net assets	11,485	20,112	143

Net assets as of December 31, 2021	$65,306	$107,084	$11,295

The accompanying notes are an integral part of these financial statements.
64

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	DWS Global Small Cap VIP	DWS High Income VIP	DWS International Growth VIP
Net assets as of December 31, 2019	$38,851	$10,680	$15,908

Investment income (loss):
Dividend distributions	208	547	179
Investment Expenses:
Mortality and expense risk and administrative charges	(300)	(38)	(53)

Net investment income (loss)	(92)	509	126

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(140)	(2)	29
Change in unrealized appreciation (depreciation)	6,422	67	2,589

Net gain (loss) on investments	6,282	65	2,618

Net increase (decrease) in net assets from operations	6,190	574	2,744

Contract owner transactions:
Variable annuity deposits	—	—	1
Terminations, withdrawals and annuity payments	(47)	—	(2,902)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1)	(9)	(12)

Increase (decrease) in net assets from contract transactions	(48)	(9)	(2,913)

Total increase (decrease) in net assets	6,142	565	(169)

Net assets as of December 31, 2020	$44,993	$11,245	$15,739

Investment income (loss):
Dividend distributions	35	484	5
Investment Expenses:
Mortality and expense risk and administrative charges	(376)	(664)	(37)

Net investment income (loss)	(341)	(180)	(32)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	174
Realized capital gain (loss) on investments	(11)	96	754
Change in unrealized appreciation (depreciation)	6,553	6,207	203

Net gain (loss) on investments	6,542	6,303	1,131

Net increase (decrease) in net assets from operations	6,201	6,123	1,099

Contract owner transactions:
Variable annuity deposits	—	3,500	—
Terminations, withdrawals and annuity payments	(35)	(4,408)	(3,183)
Transfers between subaccounts, net	—	292,319	—
Maintenance charges and mortality adjustments	(6)	(265)	(30)

Increase (decrease) in net assets from contract transactions	(41)	291,146	(3,213)

Total increase (decrease) in net assets	6,160	297,269	(2,114)

Net assets as of December 31, 2021	$51,153	$308,514	$13,625

The accompanying notes are an integral part of these financial statements.
65

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Corporate Bond
Net assets as of December 31, 2019	$11,189	$4,165,459	$6,808,461

Investment income (loss):
Dividend distributions	103	65,467	271,335
Investment Expenses:
Mortality and expense risk and administrative charges	(134)	(24,330)	(74,847)

Net investment income (loss)	(31)	41,137	196,488

Increase (decrease) in net assets from operations:
Capital gain distributions	759	—	—
Realized capital gain (loss) on investments	(71)	(376,650)	118,130
Change in unrealized appreciation (depreciation)	(941)	56,080	311,123

Net gain (loss) on investments	(253)	(320,570)	429,253

Net increase (decrease) in net assets from operations	(284)	(279,433)	625,741

Contract owner transactions:
Variable annuity deposits	—	7	289,825
Terminations, withdrawals and annuity payments	—	(62,812)	(852,475)
Transfers between subaccounts, net	—	(1,883,831)	1,287,690
Maintenance charges and mortality adjustments	—	(188)	(18,478)

Increase (decrease) in net assets from contract transactions	—	(1,946,824)	706,562

Total increase (decrease) in net assets	(284)	(2,226,257)	1,332,303

Net assets as of December 31, 2020	$10,905	$1,939,202	$8,140,764

Investment income (loss):
Dividend distributions	113	97,633	241,010
Investment Expenses:
Mortality and expense risk and administrative charges	(536)	(46,569)	(69,916)

Net investment income (loss)	(423)	51,064	171,094

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	6,130	10,729	104,107
Change in unrealized appreciation (depreciation)	4,862	1,565	(364,720)

Net gain (loss) on investments	10,992	12,294	(260,613)

Net increase (decrease) in net assets from operations	10,569	63,358	(89,519)

Contract owner transactions:
Variable annuity deposits	—	119,465	212,410
Terminations, withdrawals and annuity payments	(8,049)	(241)	(1,005,335)
Transfers between subaccounts, net	21,693	2,300,095	142,396
Maintenance charges and mortality adjustments	(111)	(285)	(14,032)

Increase (decrease) in net assets from contract transactions	13,533	2,419,034	(664,561)

Total increase (decrease) in net assets	24,102	2,482,392	(754,080)

Net assets as of December 31, 2021	$35,007	$4,421,594	$7,386,684

The accompanying notes are an integral part of these financial statements.
66

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II	Fidelity® Advisor Dividend Growth
Net assets as of December 31, 2019	$3,945,177	$13,777,611	$2,497,408

Investment income (loss):
Dividend distributions	132,062	315,293	26,821
Investment Expenses:
Mortality and expense risk and administrative charges	(72,115)	(88,552)	(19,067)

Net investment income (loss)	59,947	226,741	7,754

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	58,100	52,851	(9,204)
Change in unrealized appreciation (depreciation)	36,386	24,299	(2,175)

Net gain (loss) on investments	94,486	77,150	(11,379)

Net increase (decrease) in net assets from operations	154,433	303,891	(3,625)

Contract owner transactions:
Variable annuity deposits	150,705	25,073	25,213
Terminations, withdrawals and annuity payments	(688,796)	(938,352)	(203,279)
Transfers between subaccounts, net	2,287,706	(7,053,440)	(84,014)
Maintenance charges and mortality adjustments	(22,368)	(35,658)	(5,696)

Increase (decrease) in net assets from contract transactions	1,727,247	(8,002,377)	(267,776)

Total increase (decrease) in net assets	1,881,680	(7,698,486)	(271,401)

Net assets as of December 31, 2020	$5,826,857	$6,079,125	$2,226,007

Investment income (loss):
Dividend distributions	74,968	261,710	10,174
Investment Expenses:
Mortality and expense risk and administrative charges	(44,194)	(71,144)	(22,031)

Net investment income (loss)	30,774	190,566	(11,857)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	121,479
Realized capital gain (loss) on investments	(28,517)	29,212	66,275
Change in unrealized appreciation (depreciation)	(145,323)	(50,312)	386,813

Net gain (loss) on investments	(173,840)	(21,100)	574,567

Net increase (decrease) in net assets from operations	(143,066)	169,466	562,710

Contract owner transactions:
Variable annuity deposits	269,138	5,958	15,716
Terminations, withdrawals and annuity payments	(424,086)	(702,180)	(196,966)
Transfers between subaccounts, net	(2,691,928)	(349,581)	37
Maintenance charges and mortality adjustments	(16,104)	(30,116)	(5,454)

Increase (decrease) in net assets from contract transactions	(2,862,980)	(1,075,919)	(186,667)

Total increase (decrease) in net assets	(3,006,046)	(906,453)	376,043

Net assets as of December 31, 2021	$2,820,811	$5,172,672	$2,602,050

The accompanying notes are an integral part of these financial statements.
67

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® Advisor International Capital Appreciation (d)	Fidelity® Advisor Leveraged Company Stock	Fidelity® Advisor New Insights
Net assets as of December 31, 2019	$378,305	$55,839	$2,149,209

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,355)	(497)	(10,075)

Net investment income (loss)	(3,355)	(497)	(10,075)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,076	37,055
Realized capital gain (loss) on investments	16,266	(683)	172,639
Change in unrealized appreciation (depreciation)	58,682	14,364	(122,159)

Net gain (loss) on investments	74,948	15,757	87,535

Net increase (decrease) in net assets from operations	71,593	15,260	77,460

Contract owner transactions:
Variable annuity deposits	1,697	5,881	58,739
Terminations, withdrawals and annuity payments	(15,133)	(895)	(297,659)
Transfers between subaccounts, net	(22,683)	(7,711)	(1,673,711)
Maintenance charges and mortality adjustments	(943)	(211)	(2,133)

Increase (decrease) in net assets from contract transactions	(37,062)	(2,936)	(1,914,764)

Total increase (decrease) in net assets	34,531	12,324	(1,837,304)

Net assets as of December 31, 2020	$412,836	$68,163	$311,905

Investment income (loss):
Dividend distributions	—	26	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,619)	(703)	(2,942)

Net investment income (loss)	(3,619)	(677)	(2,942)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,434	7,332	42,723
Realized capital gain (loss) on investments	41,412	2,292	7,891
Change in unrealized appreciation (depreciation)	(12,233)	7,171	18,366

Net gain (loss) on investments	43,613	16,795	68,980

Net increase (decrease) in net assets from operations	39,994	16,118	66,038

Contract owner transactions:
Variable annuity deposits	1,598	5,914	13,468
Terminations, withdrawals and annuity payments	(72,957)	(8,320)	(38,256)
Transfers between subaccounts, net	(3,744)	(309)	(3,194)
Maintenance charges and mortality adjustments	(946)	(259)	(757)

Increase (decrease) in net assets from contract transactions	(76,049)	(2,974)	(28,739)

Total increase (decrease) in net assets	(36,055)	13,144	37,299

Net assets as of December 31, 2021	$376,781	$81,307	$349,204

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
68

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® Advisor Real Estate	Fidelity® Advisor Stock Selector Mid Cap	Fidelity® Advisor Value Strategies
Net assets as of December 31, 2019	$2,001,510	$2,721,477	$2,033,553

Investment income (loss):
Dividend distributions	19,693	17,885	9,404
Investment Expenses:
Mortality and expense risk and administrative charges	(16,428)	(21,978)	(14,724)

Net investment income (loss)	3,265	(4,093)	(5,320)

Increase (decrease) in net assets from operations:
Capital gain distributions	42,847	37,742	—
Realized capital gain (loss) on investments	(19,028)	7,541	(42,798)
Change in unrealized appreciation (depreciation)	(183,581)	250,177	91,321

Net gain (loss) on investments	(159,762)	295,460	48,523

Net increase (decrease) in net assets from operations	(156,497)	291,367	43,203

Contract owner transactions:
Variable annuity deposits	52,068	54,887	28,227
Terminations, withdrawals and annuity payments	(182,287)	(266,767)	(142,094)
Transfers between subaccounts, net	108,559	41,811	(231,589)
Maintenance charges and mortality adjustments	(6,799)	(5,188)	(4,717)

Increase (decrease) in net assets from contract transactions	(28,459)	(175,257)	(350,173)

Total increase (decrease) in net assets	(184,956)	116,110	(306,970)

Net assets as of December 31, 2020	$1,816,554	$2,837,587	$1,726,583

Investment income (loss):
Dividend distributions	10,649	5,095	13,123
Investment Expenses:
Mortality and expense risk and administrative charges	(18,305)	(26,745)	(20,253)

Net investment income (loss)	(7,656)	(21,650)	(7,130)

Increase (decrease) in net assets from operations:
Capital gain distributions	103,758	329,417	174,905
Realized capital gain (loss) on investments	38,681	173,485	62,734
Change in unrealized appreciation (depreciation)	487,146	92,722	337,248

Net gain (loss) on investments	629,585	595,624	574,887

Net increase (decrease) in net assets from operations	621,929	573,974	567,757

Contract owner transactions:
Variable annuity deposits	45,144	53,035	25,845
Terminations, withdrawals and annuity payments	(298,354)	(329,739)	(163,971)
Transfers between subaccounts, net	(27,334)	(222,462)	447,580
Maintenance charges and mortality adjustments	(7,398)	(4,600)	(5,517)

Increase (decrease) in net assets from contract transactions	(287,942)	(503,766)	303,937

Total increase (decrease) in net assets	333,987	70,208	871,694

Net assets as of December 31, 2021	$2,150,541	$2,907,795	$2,598,277

The accompanying notes are an integral part of these financial statements.
69

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Balanced	Fidelity® VIP Contrafund	Fidelity® VIP Disciplined Small Cap
Net assets as of December 31, 2019	$1,511,364	$14,693,721	$53,754

Investment income (loss):
Dividend distributions	16,014	10,767	282
Investment Expenses:
Mortality and expense risk and administrative charges	(8,462)	(216,920)	(509)

Net investment income (loss)	7,552	(206,153)	(227)

Increase (decrease) in net assets from operations:
Capital gain distributions	22,013	74,787	—
Realized capital gain (loss) on investments	(42,977)	795,827	(1,935)
Change in unrealized appreciation (depreciation)	162,665	4,103,337	8,954

Net gain (loss) on investments	141,701	4,973,951	7,019

Net increase (decrease) in net assets from operations	149,253	4,767,798	6,792

Contract owner transactions:
Variable annuity deposits	32,052	1,519,898	—
Terminations, withdrawals and annuity payments	(16,729)	(1,695,742)	(374)
Transfers between subaccounts, net	(305,157)	234,626	(2,302)
Maintenance charges and mortality adjustments	(442)	(85,352)	(74)

Increase (decrease) in net assets from contract transactions	(290,276)	(26,570)	(2,750)

Total increase (decrease) in net assets	(141,023)	4,741,228	4,042

Net assets as of December 31, 2020	$1,370,341	$19,434,949	$57,796

Investment income (loss):
Dividend distributions	23,767	5,453	525
Investment Expenses:
Mortality and expense risk and administrative charges	(26,807)	(254,416)	(1,478)

Net investment income (loss)	(3,040)	(248,963)	(953)

Increase (decrease) in net assets from operations:
Capital gain distributions	161,465	2,539,092	10,365
Realized capital gain (loss) on investments	13,311	1,831,808	457
Change in unrealized appreciation (depreciation)	219,978	445,272	13,877

Net gain (loss) on investments	394,754	4,816,172	24,699

Net increase (decrease) in net assets from operations	391,714	4,567,209	23,746

Contract owner transactions:
Variable annuity deposits	415,324	1,250,301	243,868
Terminations, withdrawals and annuity payments	(141,942)	(2,959,957)	(3,977)
Transfers between subaccounts, net	1,911,550	(446,449)	345,106
Maintenance charges and mortality adjustments	(1,217)	(92,469)	(336)

Increase (decrease) in net assets from contract transactions	2,183,715	(2,248,574)	584,661

Total increase (decrease) in net assets	2,575,429	2,318,635	608,407

Net assets as of December 31, 2021	$3,945,770	$21,753,584	$666,203

The accompanying notes are an integral part of these financial statements.
70

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Emerging Markets	Fidelity® VIP Equity-Income	Fidelity® VIP Growth & Income
Net assets as of December 31, 2019	$503,136	$2,942,940	$4,378,338

Investment income (loss):
Dividend distributions	3,709	48,306	74,119
Investment Expenses:
Mortality and expense risk and administrative charges	(2,852)	(19,824)	(27,146)

Net investment income (loss)	857	28,482	46,973

Increase (decrease) in net assets from operations:
Capital gain distributions	57,410	107,020	210,895
Realized capital gain (loss) on investments	26,281	(15,647)	(195,837)
Change in unrealized appreciation (depreciation)	83,025	130,047	86,398

Net gain (loss) on investments	166,716	221,420	101,456

Net increase (decrease) in net assets from operations	167,573	249,902	148,429

Contract owner transactions:
Variable annuity deposits	15,641	215,124	209,211
Terminations, withdrawals and annuity payments	(42,461)	(237,180)	(500,972)
Transfers between subaccounts, net	(25,068)	421,125	25,472
Maintenance charges and mortality adjustments	(366)	(8,068)	(12,744)

Increase (decrease) in net assets from contract transactions	(52,254)	391,001	(279,033)

Total increase (decrease) in net assets	115,319	640,903	(130,604)

Net assets as of December 31, 2020	$618,455	$3,583,843	$4,247,734

Investment income (loss):
Dividend distributions	15,613	79,322	120,761
Investment Expenses:
Mortality and expense risk and administrative charges	(2,404)	(33,981)	(36,272)

Net investment income (loss)	13,209	45,341	84,489

Increase (decrease) in net assets from operations:
Capital gain distributions	78,346	535,756	236,873
Realized capital gain (loss) on investments	53,550	179,804	261,799
Change in unrealized appreciation (depreciation)	(177,333)	138,562	451,500

Net gain (loss) on investments	(45,437)	854,122	950,172

Net increase (decrease) in net assets from operations	(32,228)	899,463	1,034,661

Contract owner transactions:
Variable annuity deposits	205,258	1,044,142	445,243
Terminations, withdrawals and annuity payments	(65,502)	(680,552)	(560,289)
Transfers between subaccounts, net	73,162	375,791	723,748
Maintenance charges and mortality adjustments	(963)	(14,113)	(16,043)

Increase (decrease) in net assets from contract transactions	211,955	725,268	592,659

Total increase (decrease) in net assets	179,727	1,624,731	1,627,320

Net assets as of December 31, 2021	$798,182	$5,208,574	$5,875,054

The accompanying notes are an integral part of these financial statements.
71

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income	Fidelity® VIP Index 500
Net assets as of December 31, 2019	$25,219,339	$8,423,400	$20,919,733

Investment income (loss):
Dividend distributions	—	406,500	311,757
Investment Expenses:
Mortality and expense risk and administrative charges	(359,067)	(73,744)	(241,285)

Net investment income (loss)	(359,067)	332,756	70,472

Increase (decrease) in net assets from operations:
Capital gain distributions	1,932,853	—	72,357
Realized capital gain (loss) on investments	4,165,553	(48,796)	1,018,829
Change in unrealized appreciation (depreciation)	14,856,546	35,064	1,728,938

Net gain (loss) on investments	20,954,952	(13,732)	2,820,124

Net increase (decrease) in net assets from operations	20,595,885	319,024	2,890,596

Contract owner transactions:
Variable annuity deposits	2,160,743	301,308	591,952
Terminations, withdrawals and annuity payments	(2,479,666)	(341,196)	(2,410,470)
Transfers between subaccounts, net	7,009,844	1,179,492	656,522
Maintenance charges and mortality adjustments	(138,981)	(3,345)	(99,252)

Increase (decrease) in net assets from contract transactions	6,551,940	1,136,259	(1,261,248)

Total increase (decrease) in net assets	27,147,825	1,455,283	1,629,348

Net assets as of December 31, 2020	$52,367,164	$9,878,683	$22,549,081

Investment income (loss):
Dividend distributions	—	200,078	260,317
Investment Expenses:
Mortality and expense risk and administrative charges	(502,790)	(40,611)	(286,332)

Net investment income (loss)	(502,790)	159,467	(26,015)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,109,699	—	175,229
Realized capital gain (loss) on investments	5,089,360	33,620	2,691,585
Change in unrealized appreciation (depreciation)	(3,914,099)	(226,042)	2,941,600

Net gain (loss) on investments	6,284,960	(192,422)	5,808,414

Net increase (decrease) in net assets from operations	5,782,170	(32,955)	5,782,399

Contract owner transactions:
Variable annuity deposits	3,577,002	260,037	2,524,471
Terminations, withdrawals and annuity payments	(7,576,059)	(103,984)	(3,055,904)
Transfers between subaccounts, net	723,599	(448,302)	584,557
Maintenance charges and mortality adjustments	(174,565)	(3,482)	(116,942)

Increase (decrease) in net assets from contract transactions	(3,450,023)	(295,731)	(63,818)

Total increase (decrease) in net assets	2,332,147	(328,686)	5,718,581

Net assets as of December 31, 2021	$54,699,311	$9,549,997	$28,267,662

The accompanying notes are an integral part of these financial statements.
72

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas
Net assets as of December 31, 2019	$6,992,465	$451,261	$2,007,883

Investment income (loss):
Dividend distributions	138,056	1,776	12,663
Investment Expenses:
Mortality and expense risk and administrative charges	(82,264)	(2,500)	(43,118)

Net investment income (loss)	55,792	(724)	(30,455)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,338	—	23,445
Realized capital gain (loss) on investments	102,137	(3,371)	128,902
Change in unrealized appreciation (depreciation)	280,568	92,499	910,283

Net gain (loss) on investments	385,043	89,128	1,062,630

Net increase (decrease) in net assets from operations	440,835	88,404	1,032,175

Contract owner transactions:
Variable annuity deposits	121,876	26	153,474
Terminations, withdrawals and annuity payments	(620,113)	(7,013)	(467,232)
Transfers between subaccounts, net	243,774	26,732	3,845,866
Maintenance charges and mortality adjustments	(34,589)	(285)	(24,553)

Increase (decrease) in net assets from contract transactions	(289,052)	19,460	3,507,555

Total increase (decrease) in net assets	151,783	107,864	4,539,730

Net assets as of December 31, 2020	$7,144,248	$559,125	$6,547,613

Investment income (loss):
Dividend distributions	115,905	3,072	21,079
Investment Expenses:
Mortality and expense risk and administrative charges	(74,366)	(3,454)	(47,321)

Net investment income (loss)	41,539	(382)	(26,242)

Increase (decrease) in net assets from operations:
Capital gain distributions	180,320	139,091	495,432
Realized capital gain (loss) on investments	73,922	18,878	396,064
Change in unrealized appreciation (depreciation)	(445,103)	(2,902)	204,406

Net gain (loss) on investments	(190,861)	155,067	1,095,902

Net increase (decrease) in net assets from operations	(149,322)	154,685	1,069,660

Contract owner transactions:
Variable annuity deposits	166,988	203,923	225,689
Terminations, withdrawals and annuity payments	(1,134,346)	(82,216)	(890,765)
Transfers between subaccounts, net	81,051	62,743	(415,640)
Maintenance charges and mortality adjustments	(32,389)	(806)	(18,667)

Increase (decrease) in net assets from contract transactions	(918,696)	183,644	(1,099,383)

Total increase (decrease) in net assets	(1,068,018)	338,329	(29,723)

Net assets as of December 31, 2021	$6,076,230	$897,454	$6,517,890

The accompanying notes are an integral part of these financial statements.
73

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income	Franklin Allocation VIP Fund
Net assets as of December 31, 2019	$277,109	$2,153,751	$3,180,314

Investment income (loss):
Dividend distributions	5,289	36,685	38,398
Investment Expenses:
Mortality and expense risk and administrative charges	(1,293)	(6,625)	(21,884)

Net investment income (loss)	3,996	30,060	16,514

Increase (decrease) in net assets from operations:
Capital gain distributions	14,803	12,284	739,888
Realized capital gain (loss) on investments	(19,915)	(53,499)	(62,086)
Change in unrealized appreciation (depreciation)	(26,930)	40,239	(402,305)

Net gain (loss) on investments	(32,042)	(976)	275,497

Net increase (decrease) in net assets from operations	(28,046)	29,084	292,011

Contract owner transactions:
Variable annuity deposits	—	167,478	40,498
Terminations, withdrawals and annuity payments	(73,357)	(95,703)	(252,933)
Transfers between subaccounts, net	88,493	(1,008,048)	(170,174)
Maintenance charges and mortality adjustments	(68)	(515)	(13,490)

Increase (decrease) in net assets from contract transactions	15,068	(936,788)	(396,099)

Total increase (decrease) in net assets	(12,978)	(907,704)	(104,088)

Net assets as of December 31, 2020	$264,131	$1,246,047	$3,076,226

Investment income (loss):
Dividend distributions	3,567	40,340	49,184
Investment Expenses:
Mortality and expense risk and administrative charges	(1,023)	(4,019)	(23,474)

Net investment income (loss)	2,544	36,321	25,710

Increase (decrease) in net assets from operations:
Capital gain distributions	2,323	25,645	—
Realized capital gain (loss) on investments	731	6,503	(60,614)
Change in unrealized appreciation (depreciation)	105,610	(24,562)	349,892

Net gain (loss) on investments	108,664	7,586	289,278

Net increase (decrease) in net assets from operations	111,208	43,907	314,988

Contract owner transactions:
Variable annuity deposits	10,936	141,802	252,692
Terminations, withdrawals and annuity payments	(14,101)	(138,793)	(364,799)
Transfers between subaccounts, net	60,964	387,448	(175,546)
Maintenance charges and mortality adjustments	(227)	(906)	(13,490)

Increase (decrease) in net assets from contract transactions	57,572	389,551	(301,143)

Total increase (decrease) in net assets	168,780	433,458	13,845

Net assets as of December 31, 2021	$432,911	$1,679,505	$3,090,071

The accompanying notes are an integral part of these financial statements.
74

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin DynaTech VIP (b)	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund
Net assets as of December 31, 2019	$727,716	$237,039	$17,546,534

Investment income (loss):
Dividend distributions	—	4,576	705,238
Investment Expenses:
Mortality and expense risk and administrative charges	(3,723)	(2,438)	(102,756)

Net investment income (loss)	(3,723)	2,138	602,482

Increase (decrease) in net assets from operations:
Capital gain distributions	52,069	26,751	9,989
Realized capital gain (loss) on investments	557	(11,883)	(662,142)
Change in unrealized appreciation (depreciation)	279,326	3,156	(740,155)

Net gain (loss) on investments	331,952	18,024	(1,392,308)

Net increase (decrease) in net assets from operations	328,229	20,162	(789,826)

Contract owner transactions:
Variable annuity deposits	3	270,821	296,875
Terminations, withdrawals and annuity payments	(215)	(4,773)	(2,152,349)
Transfers between subaccounts, net	65,426	(77,801)	(3,767,012)
Maintenance charges and mortality adjustments	(23)	(121)	(48,015)

Increase (decrease) in net assets from contract transactions	65,191	188,126	(5,670,501)

Total increase (decrease) in net assets	393,420	208,288	(6,460,327)

Net assets as of December 31, 2020	$1,121,136	$445,327	$11,086,207

Investment income (loss):
Dividend distributions	—	9,559	760,494
Investment Expenses:
Mortality and expense risk and administrative charges	(4,508)	(5,275)	(128,729)

Net investment income (loss)	(4,508)	4,284	631,765

Increase (decrease) in net assets from operations:
Capital gain distributions	81,186	26,384	—
Realized capital gain (loss) on investments	1,739	3,727	112,584
Change in unrealized appreciation (depreciation)	98,910	62,415	1,229,624

Net gain (loss) on investments	181,835	92,526	1,342,208

Net increase (decrease) in net assets from operations	177,327	96,810	1,973,973

Contract owner transactions:
Variable annuity deposits	335	147,473	1,006,257
Terminations, withdrawals and annuity payments	(1,390)	(249)	(1,584,880)
Transfers between subaccounts, net	29,740	(110,997)	2,863,749
Maintenance charges and mortality adjustments	(88)	(159)	(48,669)

Increase (decrease) in net assets from contract transactions	28,597	36,068	2,236,457

Total increase (decrease) in net assets	205,924	132,878	4,210,430

Net assets as of December 31, 2021	$1,327,060	$578,205	$15,296,637

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
75

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2019	$35,597	$12,389,907	$31,953

Investment income (loss):
Dividend distributions	—	209,538	750
Investment Expenses:
Mortality and expense risk and administrative charges	(445)	(72,427)	(347)

Net investment income (loss)	(445)	137,111	403

Increase (decrease) in net assets from operations:
Capital gain distributions	19,762	167,831	1,043
Realized capital gain (loss) on investments	(8,096)	(767,476)	(256)
Change in unrealized appreciation (depreciation)	1,742	(450,357)	(3,270)

Net gain (loss) on investments	13,408	(1,050,002)	(2,483)

Net increase (decrease) in net assets from operations	12,963	(912,891)	(2,080)

Contract owner transactions:
Variable annuity deposits	—	61,854	—
Terminations, withdrawals and annuity payments	(72)	(1,231,483)	(503)
Transfers between subaccounts, net	(33,492)	(1,000,808)	—
Maintenance charges and mortality adjustments	—	(45,813)	(3)

Increase (decrease) in net assets from contract transactions	(33,564)	(2,216,250)	(506)

Total increase (decrease) in net assets	(20,601)	(3,129,141)	(2,586)

Net assets as of December 31, 2020	$14,996	$9,260,766	$29,367

Investment income (loss):
Dividend distributions	—	248,387	972
Investment Expenses:
Mortality and expense risk and administrative charges	(62)	(75,328)	(631)

Net investment income (loss)	(62)	173,059	341

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	3,181	(48,907)	(1,786)
Change in unrealized appreciation (depreciation)	(2,707)	1,466,183	4,143

Net gain (loss) on investments	474	1,417,276	2,357

Net increase (decrease) in net assets from operations	412	1,590,335	2,698

Contract owner transactions:
Variable annuity deposits	—	116,300	—
Terminations, withdrawals and annuity payments	—	(1,378,235)	(193)
Transfers between subaccounts, net	(15,408)	(281,077)	48,348
Maintenance charges and mortality adjustments	—	(47,231)	(74)

Increase (decrease) in net assets from contract transactions	(15,408)	(1,590,243)	48,081

Total increase (decrease) in net assets	(14,996)	92	50,779

Net assets as of December 31, 2021	$—	$9,260,858	$80,146

The accompanying notes are an integral part of these financial statements.
76

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Small- Mid Cap Growth VIP Fund
Net assets as of December 31, 2019	$1,178,629	$5,304,968	$3,531,079

Investment income (loss):
Dividend distributions	9,353	33,890	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10,162)	(17,918)	(55,897)

Net investment income (loss)	(809)	15,972	(55,897)

Increase (decrease) in net assets from operations:
Capital gain distributions	39,667	144,144	490,309
Realized capital gain (loss) on investments	(103,039)	7,598	(65,939)
Change in unrealized appreciation (depreciation)	65,177	(134,008)	1,366,679

Net gain (loss) on investments	1,805	17,734	1,791,049

Net increase (decrease) in net assets from operations	996	33,706	1,735,152

Contract owner transactions:
Variable annuity deposits	11,258	131,411	138,680
Terminations, withdrawals and annuity payments	(9,817)	(278,916)	(261,729)
Transfers between subaccounts, net	(220,442)	(2,554,806)	1,525,587
Maintenance charges and mortality adjustments	(514)	(8,303)	(23,474)

Increase (decrease) in net assets from contract transactions	(219,515)	(2,710,614)	1,379,064

Total increase (decrease) in net assets	(218,519)	(2,676,908)	3,114,216

Net assets as of December 31, 2020	$960,110	$2,628,060	$6,645,295

Investment income (loss):
Dividend distributions	8,475	62,259	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10,105)	(35,428)	(65,513)

Net investment income (loss)	(1,630)	26,831	(65,513)

Increase (decrease) in net assets from operations:
Capital gain distributions	31,921	164,855	528,142
Realized capital gain (loss) on investments	69,504	(53,008)	677,011
Change in unrealized appreciation (depreciation)	104,391	515,430	(645,360)

Net gain (loss) on investments	205,816	627,277	559,793

Net increase (decrease) in net assets from operations	204,186	654,108	494,280

Contract owner transactions:
Variable annuity deposits	6,569	204,164	262,864
Terminations, withdrawals and annuity payments	(12,762)	(429,055)	(865,366)
Transfers between subaccounts, net	(350,952)	956,931	(2,489,901)
Maintenance charges and mortality adjustments	(842)	(16,376)	(25,520)

Increase (decrease) in net assets from contract transactions	(357,987)	715,664	(3,117,923)

Total increase (decrease) in net assets	(153,801)	1,369,772	(2,623,643)

Net assets as of December 31, 2021	$806,309	$3,997,832	$4,021,652

The accompanying notes are an integral part of these financial statements.
77

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs Emerging Markets Equity
Net assets as of December 31, 2019	$9,211,366	$193,077	$3,875,351

Investment income (loss):
Dividend distributions	405,520	10,574	—
Investment Expenses:
Mortality and expense risk and administrative charges	(63,572)	(2,178)	(32,294)

Net investment income (loss)	341,948	8,396	(32,294)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(81,851)	376	165,853
Change in unrealized appreciation (depreciation)	(50,672)	(717)	785,002

Net gain (loss) on investments	(132,523)	(341)	950,855

Net increase (decrease) in net assets from operations	209,425	8,055	918,561

Contract owner transactions:
Variable annuity deposits	233,627	86	90,656
Terminations, withdrawals and annuity payments	(510,869)	(3,996)	(357,254)
Transfers between subaccounts, net	(44,731)	(22,634)	(505,995)
Maintenance charges and mortality adjustments	(30,496)	(200)	(9,345)

Increase (decrease) in net assets from contract transactions	(352,469)	(26,744)	(781,938)

Total increase (decrease) in net assets	(143,044)	(18,689)	136,623

Net assets as of December 31, 2020	$9,068,322	$174,388	$4,011,974

Investment income (loss):
Dividend distributions	73,864	4,124	28,226
Investment Expenses:
Mortality and expense risk and administrative charges	(36,990)	(1,121)	(34,375)

Net investment income (loss)	36,874	3,003	(6,149)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(205,360)	(1,602)	369,519
Change in unrealized appreciation (depreciation)	222,094	(4,923)	(472,924)

Net gain (loss) on investments	16,734	(6,525)	(103,405)

Net increase (decrease) in net assets from operations	53,608	(3,522)	(109,554)

Contract owner transactions:
Variable annuity deposits	206,118	—	78,355
Terminations, withdrawals and annuity payments	(609,314)	(59,566)	(358,521)
Transfers between subaccounts, net	(6,479,263)	22,014	(27,845)
Maintenance charges and mortality adjustments	(12,665)	(212)	(9,633)

Increase (decrease) in net assets from contract transactions	(6,895,124)	(37,764)	(317,644)

Total increase (decrease) in net assets	(6,841,516)	(41,286)	(427,198)

Net assets as of December 31, 2021	$2,226,806	$133,102	$3,584,776

The accompanying notes are an integral part of these financial statements.
78

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs Government Income	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate
Net assets as of December 31, 2019	$3,301,204	$248,916	$9,713

Investment income (loss):
Dividend distributions	37,848	—	65
Investment Expenses:
Mortality and expense risk and administrative charges	(34,743)	(1,559)	(109)

Net investment income (loss)	3,105	(1,559)	(44)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	61,339	—
Realized capital gain (loss) on investments	28,475	(468)	(1)
Change in unrealized appreciation (depreciation)	143,434	60,698	(7)

Net gain (loss) on investments	171,909	121,569	(8)

Net increase (decrease) in net assets from operations	175,014	120,010	(52)

Contract owner transactions:
Variable annuity deposits	147,366	—	—
Terminations, withdrawals and annuity payments	(538,769)	(19,740)	—
Transfers between subaccounts, net	597,031	26,584	(13)
Maintenance charges and mortality adjustments	(15,236)	(641)	(3)

Increase (decrease) in net assets from contract transactions	190,392	6,203	(16)

Total increase (decrease) in net assets	365,406	126,213	(68)

Net assets as of December 31, 2020	$3,666,610	$375,129	$9,645

Investment income (loss):
Dividend distributions	23,895	—	13
Investment Expenses:
Mortality and expense risk and administrative charges	(34,664)	(1,562)	(153)

Net investment income (loss)	(10,769)	(1,562)	(140)

Increase (decrease) in net assets from operations:
Capital gain distributions	49,596	63,975	—
Realized capital gain (loss) on investments	6,012	3,982	—
Change in unrealized appreciation (depreciation)	(178,400)	(24,843)	(47)

Net gain (loss) on investments	(122,792)	43,114	(47)

Net increase (decrease) in net assets from operations	(133,561)	41,552	(187)

Contract owner transactions:
Variable annuity deposits	65,860	—	39,541
Terminations, withdrawals and annuity payments	(503,325)	(46,469)	(203)
Transfers between subaccounts, net	391,867	—	—
Maintenance charges and mortality adjustments	(13,347)	(1,073)	(42)

Increase (decrease) in net assets from contract transactions	(58,945)	(47,542)	39,296

Total increase (decrease) in net assets	(192,506)	(5,990)	39,109

Net assets as of December 31, 2021	$3,474,104	$369,139	$48,754

The accompanying notes are an integral part of these financial statements.
79

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2019	$39,242	$—	$972,593

Investment income (loss):
Dividend distributions	552	38	2,893
Investment Expenses:
Mortality and expense risk and administrative charges	(133)	(34)	(6,289)

Net investment income (loss)	419	4	(3,396)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	61	10,763
Realized capital gain (loss) on investments	(65)	(23,728)	(44,794)
Change in unrealized appreciation (depreciation)	2,748	789	50,131

Net gain (loss) on investments	2,683	(22,878)	16,100

Net increase (decrease) in net assets from operations	3,102	(22,874)	12,704

Contract owner transactions:
Variable annuity deposits	—	—	72
Terminations, withdrawals and annuity payments	(208)	—	(94,907)
Transfers between subaccounts, net	3,745	26,488	(119,410)
Maintenance charges and mortality adjustments	(33)	(5)	(960)

Increase (decrease) in net assets from contract transactions	3,504	26,483	(215,205)

Total increase (decrease) in net assets	6,606	3,609	(202,501)

Net assets as of December 31, 2020	$45,848	$3,609	$770,092

Investment income (loss):
Dividend distributions	3,963	38	961
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(11)	(4,789)

Net investment income (loss)	3,566	27	(3,828)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,699	532	64,088
Realized capital gain (loss) on investments	104	9	68,587
Change in unrealized appreciation (depreciation)	1,455	282	25,698

Net gain (loss) on investments	5,258	823	158,373

Net increase (decrease) in net assets from operations	8,824	850	154,545

Contract owner transactions:
Variable annuity deposits	32,133	—	—
Terminations, withdrawals and annuity payments	(3,509)	(10)	(32,317)
Transfers between subaccounts, net	79,256	—	(388,533)
Maintenance charges and mortality adjustments	(228)	(8)	(1,237)

Increase (decrease) in net assets from contract transactions	107,652	(18)	(422,087)

Total increase (decrease) in net assets	116,476	832	(267,542)

Net assets as of December 31, 2021	$162,324	$4,441	$502,550

The accompanying notes are an integral part of these financial statements.
80

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Guggenheim Alpha Opportunity
Net assets as of December 31, 2019	$260,621	$197,703	$102,625

Investment income (loss):
Dividend distributions	—	—	1,233
Investment Expenses:
Mortality and expense risk and administrative charges	(592)	(226)	(891)

Net investment income (loss)	(592)	(226)	342

Increase (decrease) in net assets from operations:
Capital gain distributions	2,861	11,874	—
Realized capital gain (loss) on investments	(22,299)	(65,746)	208
Change in unrealized appreciation (depreciation)	17,275	12,169	(1,282)

Net gain (loss) on investments	(2,163)	(41,703)	(1,074)

Net increase (decrease) in net assets from operations	(2,755)	(41,929)	(732)

Contract owner transactions:
Variable annuity deposits	5	154,595	840
Terminations, withdrawals and annuity payments	(5,980)	—	—
Transfers between subaccounts, net	(13,212)	(151,111)	(10)
Maintenance charges and mortality adjustments	(10)	(100)	(402)

Increase (decrease) in net assets from contract transactions	(19,197)	3,384	428

Total increase (decrease) in net assets	(21,952)	(38,545)	(304)

Net assets as of December 31, 2020	$238,669	$159,158	$102,321

Investment income (loss):
Dividend distributions	674	—	842
Investment Expenses:
Mortality and expense risk and administrative charges	(740)	(436)	(913)

Net investment income (loss)	(66)	(436)	(71)

Increase (decrease) in net assets from operations:
Capital gain distributions	63,137	22,435	—
Realized capital gain (loss) on investments	4,366	304	4,367
Change in unrealized appreciation (depreciation)	(14,567)	11,019	8,710

Net gain (loss) on investments	52,936	33,758	13,077

Net increase (decrease) in net assets from operations	52,870	33,322	13,006

Contract owner transactions:
Variable annuity deposits	—	—	836
Terminations, withdrawals and annuity payments	(3,192)	(7,067)	(3,622)
Transfers between subaccounts, net	3,713	4,652	(9,314)
Maintenance charges and mortality adjustments	(33)	—	(426)

Increase (decrease) in net assets from contract transactions	488	(2,415)	(12,526)

Total increase (decrease) in net assets	53,358	30,907	480

Net assets as of December 31, 2021	$292,027	$190,065	$102,801

The accompanying notes are an integral part of these financial statements.
81

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim Core Bond (b)	Guggenheim Floating Rate Strategies	Guggenheim High Yield
Net assets as of December 31, 2019	$6,702,398	$2,182,549	$4,235,737

Investment income (loss):
Dividend distributions	169,989	60,368	189,549
Investment Expenses:
Mortality and expense risk and administrative charges	(68,060)	(13,589)	(31,220)

Net investment income (loss)	101,929	46,779	158,329

Increase (decrease) in net assets from operations:
Capital gain distributions	177,738	—	—
Realized capital gain (loss) on investments	123,844	(79,617)	(105,806)
Change in unrealized appreciation (depreciation)	456,949	(4,251)	59,885

Net gain (loss) on investments	758,531	(83,868)	(45,921)

Net increase (decrease) in net assets from operations	860,460	(37,089)	112,408

Contract owner transactions:
Variable annuity deposits	187,442	69,162	129,935
Terminations, withdrawals and annuity payments	(869,054)	(293,010)	(370,508)
Transfers between subaccounts, net	1,828,578	(530,837)	(559,559)
Maintenance charges and mortality adjustments	(20,279)	(3,340)	(9,151)

Increase (decrease) in net assets from contract transactions	1,126,687	(758,025)	(809,283)

Total increase (decrease) in net assets	1,987,147	(795,114)	(696,875)

Net assets as of December 31, 2020	$8,689,545	$1,387,435	$3,538,862

Investment income (loss):
Dividend distributions	185,121	47,782	161,562
Investment Expenses:
Mortality and expense risk and administrative charges	(79,430)	(13,341)	(33,220)

Net investment income (loss)	105,691	34,441	128,342

Increase (decrease) in net assets from operations:
Capital gain distributions	103,629	—	—
Realized capital gain (loss) on investments	57,853	(4,521)	(11,078)
Change in unrealized appreciation (depreciation)	(414,200)	25,209	32,079

Net gain (loss) on investments	(252,718)	20,688	21,001

Net increase (decrease) in net assets from operations	(147,027)	55,129	149,343

Contract owner transactions:
Variable annuity deposits	125,675	56,847	105,991
Terminations, withdrawals and annuity payments	(916,308)	(127,381)	(400,918)
Transfers between subaccounts, net	380,544	275,530	455,444
Maintenance charges and mortality adjustments	(22,005)	(3,099)	(8,065)

Increase (decrease) in net assets from contract transactions	(432,094)	201,897	152,452

Total increase (decrease) in net assets	(579,121)	257,026	301,795

Net assets as of December 31, 2021	$8,110,424	$1,644,461	$3,840,657

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
82

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities
Net assets as of December 31, 2019	$4,524,648	$334,677	$11,790

Investment income (loss):
Dividend distributions	66,195	1,517	443
Investment Expenses:
Mortality and expense risk and administrative charges	(27,291)	(2,775)	(102)

Net investment income (loss)	38,904	(1,258)	341

Increase (decrease) in net assets from operations:
Capital gain distributions	86,805	—	—
Realized capital gain (loss) on investments	(351,183)	5,963	(51)
Change in unrealized appreciation (depreciation)	(96,488)	8,476	800

Net gain (loss) on investments	(360,866)	14,439	749

Net increase (decrease) in net assets from operations	(321,962)	13,181	1,090

Contract owner transactions:
Variable annuity deposits	80,469	8,607	—
Terminations, withdrawals and annuity payments	(483,882)	(25,909)	(2)
Transfers between subaccounts, net	(1,491,673)	(7,222)	(700)
Maintenance charges and mortality adjustments	(7,861)	(1,449)	(56)

Increase (decrease) in net assets from contract transactions	(1,902,947)	(25,973)	(758)

Total increase (decrease) in net assets	(2,224,909)	(12,792)	332

Net assets as of December 31, 2020	$2,299,739	$321,885	$12,122

Investment income (loss):
Dividend distributions	17,122	1,210	324
Investment Expenses:
Mortality and expense risk and administrative charges	(21,666)	(3,022)	(84)

Net investment income (loss)	(4,544)	(1,812)	240

Increase (decrease) in net assets from operations:
Capital gain distributions	122,779	—	—
Realized capital gain (loss) on investments	92,893	11,045	130
Change in unrealized appreciation (depreciation)	326,639	60,314	(272)

Net gain (loss) on investments	542,311	71,359	(142)

Net increase (decrease) in net assets from operations	537,767	69,547	98

Contract owner transactions:
Variable annuity deposits	38,972	7,986	—
Terminations, withdrawals and annuity payments	(167,003)	(35,129)	—
Transfers between subaccounts, net	(566,589)	1,652	(3,270)
Maintenance charges and mortality adjustments	(5,632)	(1,563)	(47)

Increase (decrease) in net assets from contract transactions	(700,252)	(27,054)	(3,317)

Total increase (decrease) in net assets	(162,485)	42,493	(3,219)

Net assets as of December 31, 2021	$2,137,254	$364,378	$8,903

The accompanying notes are an integral part of these financial statements.
83

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim Multi- Hedge Strategies	Guggenheim Small Cap Value	Guggenheim SMid Cap Value
Net assets as of December 31, 2019	$1,311	$148,419	$13,758,049

Investment income (loss):
Dividend distributions	126	1,014	—
Investment Expenses:
Mortality and expense risk and administrative charges	(82)	(1,027)	(107,718)

Net investment income (loss)	44	(13)	(107,718)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	11	(9,296)	(450,194)
Change in unrealized appreciation (depreciation)	172	1,411	937,440

Net gain (loss) on investments	183	(7,885)	487,246

Net increase (decrease) in net assets from operations	227	(7,898)	379,528

Contract owner transactions:
Variable annuity deposits	309	8,495	213,465
Terminations, withdrawals and annuity payments	(796)	(4,552)	(1,172,274)
Transfers between subaccounts, net	11,959	(28,821)	449,559
Maintenance charges and mortality adjustments	(51)	(375)	(32,762)

Increase (decrease) in net assets from contract transactions	11,421	(25,253)	(542,012)

Total increase (decrease) in net assets	11,648	(33,151)	(162,484)

Net assets as of December 31, 2020	$12,959	$115,268	$13,595,565

Investment income (loss):
Dividend distributions	57	—	35,924
Investment Expenses:
Mortality and expense risk and administrative charges	(102)	(850)	(133,126)

Net investment income (loss)	(45)	(850)	(97,202)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	191	882,399
Realized capital gain (loss) on investments	614	17,223	355,957
Change in unrealized appreciation (depreciation)	359	9,392	1,795,181

Net gain (loss) on investments	973	26,806	3,033,537

Net increase (decrease) in net assets from operations	928	25,956	2,936,335

Contract owner transactions:
Variable annuity deposits	162	5,890	174,319
Terminations, withdrawals and annuity payments	(6,398)	(83,695)	(1,379,523)
Transfers between subaccounts, net	—	(16,419)	(1,240,845)
Maintenance charges and mortality adjustments	(40)	(450)	(36,059)

Increase (decrease) in net assets from contract transactions	(6,276)	(94,674)	(2,482,108)

Total increase (decrease) in net assets	(5,348)	(68,718)	454,227

Net assets as of December 31, 2021	$7,611	$46,550	$14,049,792

The accompanying notes are an integral part of these financial statements.
84

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth	Guggenheim Total Return Bond
Net assets as of December 31, 2019	$1,598,084	$2,200,194	$783,630

Investment income (loss):
Dividend distributions	10,852	8,248	17,528
Investment Expenses:
Mortality and expense risk and administrative charges	(13,298)	(17,929)	(6,669)

Net investment income (loss)	(2,446)	(9,681)	10,859

Increase (decrease) in net assets from operations:
Capital gain distributions	112,933	277,655	16,061
Realized capital gain (loss) on investments	20,891	(13,129)	22,308
Change in unrealized appreciation (depreciation)	101,571	241,158	46,705

Net gain (loss) on investments	235,395	505,684	85,074

Net increase (decrease) in net assets from operations	232,949	496,003	95,933

Contract owner transactions:
Variable annuity deposits	45,704	39,486	77,518
Terminations, withdrawals and annuity payments	(215,927)	(158,472)	(197,902)
Transfers between subaccounts, net	(188,662)	(295,457)	(63,974)
Maintenance charges and mortality adjustments	(4,324)	(5,229)	(4,181)

Increase (decrease) in net assets from contract transactions	(363,209)	(419,672)	(188,539)

Total increase (decrease) in net assets	(130,260)	76,331	(92,606)

Net assets as of December 31, 2020	$1,467,824	$2,276,525	$691,024

Investment income (loss):
Dividend distributions	4,609	—	17,349
Investment Expenses:
Mortality and expense risk and administrative charges	(14,560)	(21,638)	(6,168)

Net investment income (loss)	(9,951)	(21,638)	11,181

Increase (decrease) in net assets from operations:
Capital gain distributions	67,937	149,903	6,535
Realized capital gain (loss) on investments	61,765	57,789	3,535
Change in unrealized appreciation (depreciation)	260,105	86,419	(30,440)

Net gain (loss) on investments	389,807	294,111	(20,370)

Net increase (decrease) in net assets from operations	379,856	272,473	(9,189)

Contract owner transactions:
Variable annuity deposits	40,075	32,408	15,945
Terminations, withdrawals and annuity payments	(72,180)	(205,572)	(59,478)
Transfers between subaccounts, net	(138,643)	77,651	61,128
Maintenance charges and mortality adjustments	(3,904)	(5,410)	(2,997)

Increase (decrease) in net assets from contract transactions	(174,652)	(100,923)	14,598

Total increase (decrease) in net assets	205,204	171,550	5,409

Net assets as of December 31, 2021	$1,673,028	$2,448,075	$696,433

The accompanying notes are an integral part of these financial statements.
85

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity	Guggenheim VIF Floating Rate Strategies
Net assets as of December 31, 2019	$23,579,887	$2,859,569	$4,532,878

Investment income (loss):
Dividend distributions	335,196	15,904	186,813
Investment Expenses:
Mortality and expense risk and administrative charges	(137,386)	(19,270)	(24,163)

Net investment income (loss)	197,810	(3,366)	162,650

Increase (decrease) in net assets from operations:
Capital gain distributions	994,859	—	—
Realized capital gain (loss) on investments	(324,103)	(68,346)	(191,280)
Change in unrealized appreciation (depreciation)	(1,481,295)	35,900	(121,939)

Net gain (loss) on investments	(810,539)	(32,446)	(313,219)

Net increase (decrease) in net assets from operations	(612,729)	(35,812)	(150,569)

Contract owner transactions:
Variable annuity deposits	104,486	32,445	186,759
Terminations, withdrawals and annuity payments	(2,337,427)	(278,601)	(289,907)
Transfers between subaccounts, net	(4,741,326)	(356,548)	(1,320,254)
Maintenance charges and mortality adjustments	(79,191)	(14,873)	(10,698)

Increase (decrease) in net assets from contract transactions	(7,053,458)	(617,577)	(1,434,100)

Total increase (decrease) in net assets	(7,666,187)	(653,389)	(1,584,669)

Net assets as of December 31, 2020	$15,913,700	$2,206,180	$2,948,209

Investment income (loss):
Dividend distributions	326,125	13,561	101,309
Investment Expenses:
Mortality and expense risk and administrative charges	(144,698)	(16,879)	(36,398)

Net investment income (loss)	181,427	(3,318)	64,911

Increase (decrease) in net assets from operations:
Capital gain distributions	94,454	—	—
Realized capital gain (loss) on investments	658,346	(4,729)	(23,846)
Change in unrealized appreciation (depreciation)	3,030,845	268,506	31,288

Net gain (loss) on investments	3,783,645	263,777	7,442

Net increase (decrease) in net assets from operations	3,965,072	260,459	72,353

Contract owner transactions:
Variable annuity deposits	282,901	6,058	567,550
Terminations, withdrawals and annuity payments	(2,082,494)	(315,745)	(477,596)
Transfers between subaccounts, net	900,583	5,348	6,647,372
Maintenance charges and mortality adjustments	(75,227)	(13,813)	(12,583)

Increase (decrease) in net assets from contract transactions	(974,237)	(318,152)	6,724,743

Total increase (decrease) in net assets	2,990,835	(57,693)	6,797,096

Net assets as of December 31, 2021	$18,904,535	$2,148,487	$9,745,305

The accompanying notes are an integral part of these financial statements.
86

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value (b)
Net assets as of December 31, 2019	$1,088,300	$26,414,502	$33,563,187

Investment income (loss):
Dividend distributions	40,243	1,504,366	571,998
Investment Expenses:
Mortality and expense risk and administrative charges	(6,766)	(177,200)	(258,849)

Net investment income (loss)	33,477	1,327,166	313,149

Increase (decrease) in net assets from operations:
Capital gain distributions	5,900	—	1,946,444
Realized capital gain (loss) on investments	(80,911)	(896,360)	(994,030)
Change in unrealized appreciation (depreciation)	54,208	89,721	(2,098,045)

Net gain (loss) on investments	(20,803)	(806,639)	(1,145,631)

Net increase (decrease) in net assets from operations	12,674	520,527	(832,482)

Contract owner transactions:
Variable annuity deposits	5,903	252,059	377,827
Terminations, withdrawals and annuity payments	(118,184)	(3,377,191)	(3,445,672)
Transfers between subaccounts, net	(305,551)	(3,269,666)	563,397
Maintenance charges and mortality adjustments	(3,641)	(91,541)	(126,719)

Increase (decrease) in net assets from contract transactions	(421,473)	(6,486,339)	(2,631,167)

Total increase (decrease) in net assets	(408,799)	(5,965,812)	(3,463,649)

Net assets as of December 31, 2020	$679,501	$20,448,690	$30,099,538

Investment income (loss):
Dividend distributions	—	1,121,970	572,176
Investment Expenses:
Mortality and expense risk and administrative charges	(4,117)	(195,164)	(278,772)

Net investment income (loss)	(4,117)	926,806	293,404

Increase (decrease) in net assets from operations:
Capital gain distributions	8,803	—	1,546
Realized capital gain (loss) on investments	(9,175)	(109,549)	1,984,383
Change in unrealized appreciation (depreciation)	6,754	143,882	4,860,722

Net gain (loss) on investments	6,382	34,333	6,846,651

Net increase (decrease) in net assets from operations	2,265	961,139	7,140,055

Contract owner transactions:
Variable annuity deposits	11,939	391,056	259,128
Terminations, withdrawals and annuity payments	(28,160)	(2,999,725)	(4,614,468)
Transfers between subaccounts, net	(21,729)	3,389,641	(2,043,764)
Maintenance charges and mortality adjustments	(2,670)	(97,076)	(124,045)

Increase (decrease) in net assets from contract transactions	(40,620)	683,896	(6,523,149)

Total increase (decrease) in net assets	(38,355)	1,645,035	616,906

Net assets as of December 31, 2021	$641,146	$22,093,725	$30,716,444

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
87

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Multi-Hedge Strategies
Net assets as of December 31, 2019	$9,499,585	$11,976,767	$2,095,407

Investment income (loss):
Dividend distributions	38,767	171,392	31,310
Investment Expenses:
Mortality and expense risk and administrative charges	(56,439)	(89,781)	(32,720)

Net investment income (loss)	(17,672)	81,611	(1,410)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	660,923	—
Realized capital gain (loss) on investments	39,153	384,533	54,188
Change in unrealized appreciation (depreciation)	19,626	88,753	101,828

Net gain (loss) on investments	58,779	1,134,209	156,016

Net increase (decrease) in net assets from operations	41,107	1,215,820	154,606

Contract owner transactions:
Variable annuity deposits	176,779	343,326	54,433
Terminations, withdrawals and annuity payments	(537,798)	(1,214,207)	(403,303)
Transfers between subaccounts, net	(4,355,476)	(139,258)	2,220,285
Maintenance charges and mortality adjustments	(29,616)	(45,118)	(16,082)

Increase (decrease) in net assets from contract transactions	(4,746,111)	(1,055,257)	1,855,333

Total increase (decrease) in net assets	(4,705,004)	160,563	2,009,939

Net assets as of December 31, 2020	$4,794,581	$12,137,330	$4,105,346

Investment income (loss):
Dividend distributions	31,415	86,601	—
Investment Expenses:
Mortality and expense risk and administrative charges	(49,482)	(98,332)	(26,485)

Net investment income (loss)	(18,067)	(11,731)	(26,485)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	827,526	56,823
Realized capital gain (loss) on investments	165,520	530,223	113,710
Change in unrealized appreciation (depreciation)	864,756	(6,173)	(6,599)

Net gain (loss) on investments	1,030,276	1,351,576	163,934

Net increase (decrease) in net assets from operations	1,012,209	1,339,845	137,449

Contract owner transactions:
Variable annuity deposits	24,388	237,925	4,866
Terminations, withdrawals and annuity payments	(689,758)	(1,545,948)	(390,935)
Transfers between subaccounts, net	82,993	75,480	(43,297)
Maintenance charges and mortality adjustments	(27,117)	(46,635)	(12,454)

Increase (decrease) in net assets from contract transactions	(609,494)	(1,279,178)	(441,820)

Total increase (decrease) in net assets	402,715	60,667	(304,371)

Net assets as of December 31, 2021	$5,197,296	$12,197,997	$3,800,975

The accompanying notes are an integral part of these financial statements.
88

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core
Net assets as of December 31, 2019	$27,704,601	$44,620,627	$15,865,156

Investment income (loss):
Dividend distributions	208,683	423,170	216,184
Investment Expenses:
Mortality and expense risk and administrative charges	(173,800)	(299,210)	(97,691)

Net investment income (loss)	34,883	123,960	118,493

Increase (decrease) in net assets from operations:
Capital gain distributions	1,510,531	1,340,978	566,889
Realized capital gain (loss) on investments	(739,880)	(817,653)	853,029
Change in unrealized appreciation (depreciation)	(1,900,576)	(880,455)	391,736

Net gain (loss) on investments	(1,129,925)	(357,130)	1,811,654

Net increase (decrease) in net assets from operations	(1,095,042)	(233,170)	1,930,147

Contract owner transactions:
Variable annuity deposits	248,986	447,109	225,279
Terminations, withdrawals and annuity payments	(1,840,483)	(3,385,436)	(2,019,334)
Transfers between subaccounts, net	(1,826,706)	(3,221,485)	(2,429,865)
Maintenance charges and mortality adjustments	(98,161)	(182,575)	(48,918)

Increase (decrease) in net assets from contract transactions	(3,516,364)	(6,342,387)	(4,272,838)

Total increase (decrease) in net assets	(4,611,406)	(6,575,557)	(2,342,691)

Net assets as of December 31, 2020	$23,093,195	$38,045,070	$13,522,465

Investment income (loss):
Dividend distributions	192,268	686,406	104,819
Investment Expenses:
Mortality and expense risk and administrative charges	(227,286)	(351,810)	(112,235)

Net investment income (loss)	(35,018)	334,596	(7,416)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,460,524
Realized capital gain (loss) on investments	678,360	2,172,036	876,001
Change in unrealized appreciation (depreciation)	5,063,502	5,787,463	1,212,168

Net gain (loss) on investments	5,741,862	7,959,499	3,548,693

Net increase (decrease) in net assets from operations	5,706,844	8,294,095	3,541,277

Contract owner transactions:
Variable annuity deposits	230,885	561,492	411,031
Terminations, withdrawals and annuity payments	(3,220,268)	(4,832,739)	(1,362,888)
Transfers between subaccounts, net	1,462,976	(1,113,216)	(500,418)
Maintenance charges and mortality adjustments	(119,550)	(208,506)	(51,259)

Increase (decrease) in net assets from contract transactions	(1,645,957)	(5,592,969)	(1,503,534)

Total increase (decrease) in net assets	4,060,887	2,701,126	2,037,743

Net assets as of December 31, 2021	$27,154,082	$40,746,196	$15,560,208

The accompanying notes are an integral part of these financial statements.
89

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2019	$9,960,149	$12,005,114	$4,554,720

Investment income (loss):
Dividend distributions	139,305	159,619	48,982
Investment Expenses:
Mortality and expense risk and administrative charges	(78,851)	(95,516)	(31,284)

Net investment income (loss)	60,454	64,103	17,698

Increase (decrease) in net assets from operations:
Capital gain distributions	477,342	572,229	—
Realized capital gain (loss) on investments	653,041	421,974	54,081
Change in unrealized appreciation (depreciation)	2,108,299	2,249,428	956,605

Net gain (loss) on investments	3,238,682	3,243,631	1,010,686

Net increase (decrease) in net assets from operations	3,299,136	3,307,734	1,028,384

Contract owner transactions:
Variable annuity deposits	165,940	224,374	39,721
Terminations, withdrawals and annuity payments	(842,255)	(1,232,010)	(488,056)
Transfers between subaccounts, net	(992,033)	239,371	(455,765)
Maintenance charges and mortality adjustments	(41,956)	(56,294)	(17,922)

Increase (decrease) in net assets from contract transactions	(1,710,304)	(824,559)	(922,022)

Total increase (decrease) in net assets	1,588,832	2,483,175	106,362

Net assets as of December 31, 2020	$11,548,981	$14,488,289	$4,661,082

Investment income (loss):
Dividend distributions	70,559	86,053	18,184
Investment Expenses:
Mortality and expense risk and administrative charges	(92,336)	(128,757)	(37,506)

Net investment income (loss)	(21,777)	(42,704)	(19,322)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,435,499	2,250,509	157,231
Realized capital gain (loss) on investments	805,336	715,199	250,751
Change in unrealized appreciation (depreciation)	(359,027)	(1,199,952)	(111,928)

Net gain (loss) on investments	2,881,808	1,765,756	296,054

Net increase (decrease) in net assets from operations	2,860,031	1,723,052	276,732

Contract owner transactions:
Variable annuity deposits	278,992	464,764	85,976
Terminations, withdrawals and annuity payments	(1,003,888)	(1,504,126)	(417,663)
Transfers between subaccounts, net	(528,441)	(316,672)	(108,029)
Maintenance charges and mortality adjustments	(46,198)	(69,143)	(19,688)

Increase (decrease) in net assets from contract transactions	(1,299,535)	(1,425,177)	(459,404)

Total increase (decrease) in net assets	1,560,496	297,875	(182,672)

Net assets as of December 31, 2021	$13,109,477	$14,786,164	$4,478,410

The accompanying notes are an integral part of these financial statements.
90

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Guggenheim World Equity Income
Net assets as of December 31, 2019	$34,642,087	$16,200,199	$5,799,578

Investment income (loss):
Dividend distributions	826,128	406,924	76,870
Investment Expenses:
Mortality and expense risk and administrative charges	(343,883)	(114,109)	(42,146)

Net investment income (loss)	482,245	292,815	34,724

Increase (decrease) in net assets from operations:
Capital gain distributions	—	142,160	7,920
Realized capital gain (loss) on investments	1,197,581	404,708	117,543
Change in unrealized appreciation (depreciation)	3,376,120	(295,299)	32,125

Net gain (loss) on investments	4,573,701	251,569	157,588

Net increase (decrease) in net assets from operations	5,055,946	544,384	192,312

Contract owner transactions:
Variable annuity deposits	807,118	429,084	117,342
Terminations, withdrawals and annuity payments	(4,200,357)	(1,660,048)	(451,662)
Transfers between subaccounts, net	12,915,567	(877,232)	(772,513)
Maintenance charges and mortality adjustments	(149,580)	(65,798)	(10,941)

Increase (decrease) in net assets from contract transactions	9,372,748	(2,173,994)	(1,117,774)

Total increase (decrease) in net assets	14,428,694	(1,629,610)	(925,462)

Net assets as of December 31, 2020	$49,070,781	$14,570,589	$4,874,116

Investment income (loss):
Dividend distributions	717,126	229,264	100,938
Investment Expenses:
Mortality and expense risk and administrative charges	(343,374)	(128,610)	(48,727)

Net investment income (loss)	373,752	100,654	52,211

Increase (decrease) in net assets from operations:
Capital gain distributions	1,168,557	—	1,159,995
Realized capital gain (loss) on investments	1,236,492	933,667	165,692
Change in unrealized appreciation (depreciation)	(3,461,730)	1,875,143	(416,606)

Net gain (loss) on investments	(1,056,681)	2,808,810	909,081

Net increase (decrease) in net assets from operations	(682,929)	2,909,464	961,292

Contract owner transactions:
Variable annuity deposits	1,863,582	72,877	109,369
Terminations, withdrawals and annuity payments	(6,060,363)	(1,868,255)	(467,330)
Transfers between subaccounts, net	(4,329,025)	225,907	38,082
Maintenance charges and mortality adjustments	(136,163)	(74,102)	(11,185)

Increase (decrease) in net assets from contract transactions	(8,661,969)	(1,643,573)	(331,064)

Total increase (decrease) in net assets	(9,344,898)	1,265,891	630,228

Net assets as of December 31, 2021	$39,725,883	$15,836,480	$5,504,344

The accompanying notes are an integral part of these financial statements.
91

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco American Franchise	Invesco Comstock	Invesco Developing Markets
Net assets as of December 31, 2019	$1,472,193	$10,516,991	$311,800

Investment income (loss):
Dividend distributions	—	180,002	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,229)	(71,099)	(2,608)

Net investment income (loss)	(16,229)	108,903	(2,608)

Increase (decrease) in net assets from operations:
Capital gain distributions	180,587	—	—
Realized capital gain (loss) on investments	45,046	(104,697)	7,155
Change in unrealized appreciation (depreciation)	485,965	(484,465)	41,492

Net gain (loss) on investments	711,598	(589,162)	48,647

Net increase (decrease) in net assets from operations	695,369	(480,259)	46,039

Contract owner transactions:
Variable annuity deposits	29,222	208,168	14,359
Terminations, withdrawals and annuity payments	(81,776)	(702,096)	(36,726)
Transfers between subaccounts, net	130,532	(1,278,108)	941
Maintenance charges and mortality adjustments	(5,264)	(18,853)	(1,649)

Increase (decrease) in net assets from contract transactions	72,714	(1,790,889)	(23,075)

Total increase (decrease) in net assets	768,083	(2,271,148)	22,964

Net assets as of December 31, 2020	$2,240,276	$8,245,843	$334,764

Investment income (loss):
Dividend distributions	—	134,208	301
Investment Expenses:
Mortality and expense risk and administrative charges	(18,786)	(85,528)	(3,109)

Net investment income (loss)	(18,786)	48,680	(2,808)

Increase (decrease) in net assets from operations:
Capital gain distributions	408,927	660,222	14,976
Realized capital gain (loss) on investments	274,123	356,786	20,463
Change in unrealized appreciation (depreciation)	(448,470)	1,477,313	(60,652)

Net gain (loss) on investments	234,580	2,494,321	(25,213)

Net increase (decrease) in net assets from operations	215,794	2,543,001	(28,021)

Contract owner transactions:
Variable annuity deposits	27,842	145,356	14,508
Terminations, withdrawals and annuity payments	(266,531)	(842,645)	(48,532)
Transfers between subaccounts, net	(263,164)	(347,608)	49,534
Maintenance charges and mortality adjustments	(6,926)	(19,124)	(1,622)

Increase (decrease) in net assets from contract transactions	(508,779)	(1,064,021)	13,888

Total increase (decrease) in net assets	(292,985)	1,478,980	(14,133)

Net assets as of December 31, 2021	$1,947,291	$9,724,823	$320,631

The accompanying notes are an integral part of these financial statements.
92

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco Discovery	Invesco Discovery Mid Cap Growth	Invesco Energy
Net assets as of December 31, 2019	$144,745	$769,447	$37,826

Investment income (loss):
Dividend distributions	—	—	254
Investment Expenses:
Mortality and expense risk and administrative charges	(1,282)	(9,132)	(184)

Net investment income (loss)	(1,282)	(9,132)	70

Increase (decrease) in net assets from operations:
Capital gain distributions	18,598	41,233	—
Realized capital gain (loss) on investments	2,470	(17,296)	(27,684)
Change in unrealized appreciation (depreciation)	36,957	378,748	16,028

Net gain (loss) on investments	58,025	402,685	(11,656)

Net increase (decrease) in net assets from operations	56,743	393,553	(11,586)

Contract owner transactions:
Variable annuity deposits	4,494	14,976	5,850
Terminations, withdrawals and annuity payments	(13,217)	(101,767)	(15,435)
Transfers between subaccounts, net	(7,698)	130,100	(4,263)
Maintenance charges and mortality adjustments	(388)	(3,173)	(428)

Increase (decrease) in net assets from contract transactions	(16,809)	40,136	(14,276)

Total increase (decrease) in net assets	39,934	433,689	(25,862)

Net assets as of December 31, 2020	$184,679	$1,203,136	$11,964

Investment income (loss):
Dividend distributions	—	—	399
Investment Expenses:
Mortality and expense risk and administrative charges	(1,811)	(12,035)	(163)

Net investment income (loss)	(1,811)	(12,035)	236

Increase (decrease) in net assets from operations:
Capital gain distributions	37,435	198,966	—
Realized capital gain (loss) on investments	10,145	157,047	168
Change in unrealized appreciation (depreciation)	(18,792)	(122,088)	6,825

Net gain (loss) on investments	28,788	233,925	6,993

Net increase (decrease) in net assets from operations	26,977	221,890	7,229

Contract owner transactions:
Variable annuity deposits	24,744	13,449	4,922
Terminations, withdrawals and annuity payments	(4,988)	(121,488)	—
Transfers between subaccounts, net	10,507	(62,397)	(1,131)
Maintenance charges and mortality adjustments	(423)	(3,500)	(155)

Increase (decrease) in net assets from contract transactions	29,840	(173,936)	3,636

Total increase (decrease) in net assets	56,817	47,954	10,865

Net assets as of December 31, 2021	$241,496	$1,251,090	$22,829

The accompanying notes are an integral part of these financial statements.
93

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco Equity and Income	Invesco Global	Invesco Gold & Special Minerals
Net assets as of December 31, 2019	$8,694,667	$491,312	$137,110

Investment income (loss):
Dividend distributions	146,646	—	10,660
Investment Expenses:
Mortality and expense risk and administrative charges	(73,430)	(4,150)	(1,455)

Net investment income (loss)	73,216	(4,150)	9,205

Increase (decrease) in net assets from operations:
Capital gain distributions	116,227	29,241	—
Realized capital gain (loss) on investments	11,186	4,143	2,705
Change in unrealized appreciation (depreciation)	559,759	77,194	36,505

Net gain (loss) on investments	687,172	110,578	39,210

Net increase (decrease) in net assets from operations	760,388	106,428	48,415

Contract owner transactions:
Variable annuity deposits	282,816	32,092	2,219
Terminations, withdrawals and annuity payments	(765,201)	(59,018)	(973)
Transfers between subaccounts, net	38,265	(32,705)	(1,962)
Maintenance charges and mortality adjustments	(23,720)	(1,774)	(404)

Increase (decrease) in net assets from contract transactions	(467,840)	(61,405)	(1,120)

Total increase (decrease) in net assets	292,548	45,023	47,295

Net assets as of December 31, 2020	$8,987,215	$536,335	$184,405

Investment income (loss):
Dividend distributions	123,055	—	6,140
Investment Expenses:
Mortality and expense risk and administrative charges	(86,022)	(5,052)	(1,605)

Net investment income (loss)	37,033	(5,052)	4,535

Increase (decrease) in net assets from operations:
Capital gain distributions	1,043,751	38,155	—
Realized capital gain (loss) on investments	291,012	20,002	191
Change in unrealized appreciation (depreciation)	84,860	21,062	(11,655)

Net gain (loss) on investments	1,419,623	79,219	(11,464)

Net increase (decrease) in net assets from operations	1,456,656	74,167	(6,929)

Contract owner transactions:
Variable annuity deposits	162,879	20,094	2,355
Terminations, withdrawals and annuity payments	(1,218,280)	(15,544)	(780)
Transfers between subaccounts, net	132,406	(43,859)	478
Maintenance charges and mortality adjustments	(27,493)	(1,767)	(468)

Increase (decrease) in net assets from contract transactions	(950,488)	(41,076)	1,585

Total increase (decrease) in net assets	506,168	33,091	(5,344)

Net assets as of December 31, 2021	$9,493,383	$569,426	$179,061

The accompanying notes are an integral part of these financial statements.
94

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco Main Street Mid Cap	Invesco Oppenheimer V.I. International Growth Fund	Invesco Small Cap Growth (d)
Net assets as of December 31, 2019	$1,372,420	$820,901	$2,441,494

Investment income (loss):
Dividend distributions	2,767	4,534	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,526)	(2,646)	(22,788)

Net investment income (loss)	(8,759)	1,888	(22,788)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,093	9,527	422,974
Realized capital gain (loss) on investments	(556,023)	(20,016)	62,225
Change in unrealized appreciation (depreciation)	648,792	134,673	761,274

Net gain (loss) on investments	124,862	124,184	1,246,473

Net increase (decrease) in net assets from operations	116,103	126,072	1,223,685

Contract owner transactions:
Variable annuity deposits	32,200	—	2,291
Terminations, withdrawals and annuity payments	(131,442)	(100,709)	(173,817)
Transfers between subaccounts, net	123,773	(17,708)	(118,933)
Maintenance charges and mortality adjustments	(3,326)	(305)	(5,968)

Increase (decrease) in net assets from contract transactions	21,205	(118,722)	(296,427)

Total increase (decrease) in net assets	137,308	7,350	927,258

Net assets as of December 31, 2020	$1,509,728	$828,251	$3,368,752

Investment income (loss):
Dividend distributions	3,176	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,754)	(1,031)	(31,293)

Net investment income (loss)	(11,578)	(1,031)	(31,293)

Increase (decrease) in net assets from operations:
Capital gain distributions	245,518	29,561	886,639
Realized capital gain (loss) on investments	120,249	97,016	170,013
Change in unrealized appreciation (depreciation)	(39,462)	(94,112)	(798,653)

Net gain (loss) on investments	326,305	32,465	257,999

Net increase (decrease) in net assets from operations	314,727	31,434	226,706

Contract owner transactions:
Variable annuity deposits	29,570	—	2,766
Terminations, withdrawals and annuity payments	(189,320)	(117,395)	(373,089)
Transfers between subaccounts, net	(122,501)	(405,103)	(44,157)
Maintenance charges and mortality adjustments	(3,588)	(634)	(7,435)

Increase (decrease) in net assets from contract transactions	(285,839)	(523,132)	(421,915)

Total increase (decrease) in net assets	28,888	(491,698)	(195,209)

Net assets as of December 31, 2021	$1,538,616	$336,553	$3,173,543

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
95

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco Technology	Invesco V.I. American Franchise Series I	Invesco V.I. American Franchise Series II
Net assets as of December 31, 2019	$1,183,632	$1,429,824	$219,362

Investment income (loss):
Dividend distributions	—	1,026	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,221)	(21,452)	(2,812)

Net investment income (loss)	(11,221)	(20,426)	(2,812)

Increase (decrease) in net assets from operations:
Capital gain distributions	98,344	107,090	14,794
Realized capital gain (loss) on investments	76,880	64,683	(1,943)
Change in unrealized appreciation (depreciation)	303,572	364,704	44,940

Net gain (loss) on investments	478,796	536,477	57,791

Net increase (decrease) in net assets from operations	467,575	516,051	54,979

Contract owner transactions:
Variable annuity deposits	22,098	13,615	8,619
Terminations, withdrawals and annuity payments	(152,368)	(148,919)	(3,513)
Transfers between subaccounts, net	(20,486)	(107,656)	(51,470)
Maintenance charges and mortality adjustments	(3,119)	(11,958)	(207)

Increase (decrease) in net assets from contract transactions	(153,875)	(254,918)	(46,571)

Total increase (decrease) in net assets	313,700	261,133	8,408

Net assets as of December 31, 2020	$1,497,332	$1,690,957	$227,770

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,785)	(25,950)	(1,079)

Net investment income (loss)	(14,785)	(25,950)	(1,079)

Increase (decrease) in net assets from operations:
Capital gain distributions	364,935	203,730	5,086
Realized capital gain (loss) on investments	38,860	84,047	71,935
Change in unrealized appreciation (depreciation)	(193,759)	(87,943)	(63,718)

Net gain (loss) on investments	210,036	199,834	13,303

Net increase (decrease) in net assets from operations	195,251	173,884	12,224

Contract owner transactions:
Variable annuity deposits	45,162	842	7,517
Terminations, withdrawals and annuity payments	(41,473)	(138,572)	(78,752)
Transfers between subaccounts, net	19,321	21,848	(126,960)
Maintenance charges and mortality adjustments	(2,845)	(14,064)	(119)

Increase (decrease) in net assets from contract transactions	20,165	(129,946)	(198,314)

Total increase (decrease) in net assets	215,416	43,938	(186,090)

Net assets as of December 31, 2021	$1,712,748	$1,734,895	$41,680

The accompanying notes are an integral part of these financial statements.
96

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. American Value (c)	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock
Net assets as of December 31, 2019	$466,974	$37,294	$23,359,427

Investment income (loss):
Dividend distributions	1,644	2,489	175,630
Investment Expenses:
Mortality and expense risk and administrative charges	(4,595)	(377)	(91,787)

Net investment income (loss)	(2,951)	2,112	83,843

Increase (decrease) in net assets from operations:
Capital gain distributions	2,509	1,663	218,374
Realized capital gain (loss) on investments	(55,170)	50	(1,819,431)
Change in unrealized appreciation (depreciation)	21,296	(988)	(523,903)

Net gain (loss) on investments	(31,365)	725	(2,124,960)

Net increase (decrease) in net assets from operations	(34,316)	2,837	(2,041,117)

Contract owner transactions:
Variable annuity deposits	—	—	209,277
Terminations, withdrawals and annuity payments	(59,657)	(559)	(1,222,139)
Transfers between subaccounts, net	(76,679)	(4,590)	(11,363,397)
Maintenance charges and mortality adjustments	(728)	(57)	(48,044)

Increase (decrease) in net assets from contract transactions	(137,064)	(5,206)	(12,424,303)

Total increase (decrease) in net assets	(171,380)	(2,369)	(14,465,420)

Net assets as of December 31, 2020	$295,594	$34,925	$8,894,007

Investment income (loss):
Dividend distributions	7,885	1,950	163,304
Investment Expenses:
Mortality and expense risk and administrative charges	(21,844)	(812)	(91,457)

Net investment income (loss)	(13,959)	1,138	71,847

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,098	—
Realized capital gain (loss) on investments	(46,395)	171	519,768
Change in unrealized appreciation (depreciation)	164,434	1,460	2,285,597

Net gain (loss) on investments	118,039	3,729	2,805,365

Net increase (decrease) in net assets from operations	104,080	4,867	2,877,212

Contract owner transactions:
Variable annuity deposits	19,277	—	154,668
Terminations, withdrawals and annuity payments	(292,447)	(152)	(1,707,915)
Transfers between subaccounts, net	3,370,896	26,275	3,460,104
Maintenance charges and mortality adjustments	(9,349)	(28)	(47,059)

Increase (decrease) in net assets from contract transactions	3,088,377	26,095	1,859,798

Total increase (decrease) in net assets	3,192,457	30,962	4,737,010

Net assets as of December 31, 2021	$3,488,051	$65,887	$13,631,017

(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.
97

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Core Bond (b)	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth (b)
Net assets as of December 31, 2019	$25,125,329	$11,786	$4,462,997

Investment income (loss):
Dividend distributions	555,613	127	—
Investment Expenses:
Mortality and expense risk and administrative charges	(201,588)	(42)	(33,509)

Net investment income (loss)	354,025	85	(33,509)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,745	1,217,682
Realized capital gain (loss) on investments	1,116,198	(23)	(1,289,933)
Change in unrealized appreciation (depreciation)	418,571	(1,278)	1,471,849

Net gain (loss) on investments	1,534,769	1,444	1,399,598

Net increase (decrease) in net assets from operations	1,888,794	1,529	1,366,089

Contract owner transactions:
Variable annuity deposits	224,184	—	82,435
Terminations, withdrawals and annuity payments	(2,912,502)	(112)	(406,122)
Transfers between subaccounts, net	(4,849,217)	—	(320,462)
Maintenance charges and mortality adjustments	(83,118)	(10)	(16,916)

Increase (decrease) in net assets from contract transactions	(7,620,653)	(122)	(661,065)

Total increase (decrease) in net assets	(5,731,859)	1,407	705,024

Net assets as of December 31, 2020	$19,393,470	$13,193	$5,168,021

Investment income (loss):
Dividend distributions	250,570	150	—
Investment Expenses:
Mortality and expense risk and administrative charges	(145,023)	(222)	(40,980)

Net investment income (loss)	105,547	(72)	(40,980)

Increase (decrease) in net assets from operations:
Capital gain distributions	518,262	765	620,131
Realized capital gain (loss) on investments	164,825	31	449,287
Change in unrealized appreciation (depreciation)	(1,284,395)	4,875	(198,483)

Net gain (loss) on investments	(601,308)	5,671	870,935

Net increase (decrease) in net assets from operations	(495,761)	5,599	829,955

Contract owner transactions:
Variable annuity deposits	224,822	—	716,679
Terminations, withdrawals and annuity payments	(3,211,947)	(713)	(571,299)
Transfers between subaccounts, net	(2,906,880)	18,112	(386,758)
Maintenance charges and mortality adjustments	(59,561)	(83)	(17,520)

Increase (decrease) in net assets from contract transactions	(5,953,566)	17,316	(258,898)

Total increase (decrease) in net assets	(6,449,327)	22,915	571,057

Net assets as of December 31, 2021	$12,944,143	$36,108	$5,739,078

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
98

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Equity and Income (c)	Invesco V.I. Global (b)	Invesco V.I. Global Core Equity
Net assets as of December 31, 2019	$9,523,491	$4,765,825	$28,741

Investment income (loss):
Dividend distributions	228,558	19,919	303
Investment Expenses:
Mortality and expense risk and administrative charges	(80,792)	(36,272)	(233)

Net investment income (loss)	147,766	(16,353)	70

Increase (decrease) in net assets from operations:
Capital gain distributions	472,491	165,184	—
Realized capital gain (loss) on investments	(21,791)	(66,729)	8
Change in unrealized appreciation (depreciation)	449,818	955,155	3,390

Net gain (loss) on investments	900,518	1,053,610	3,398

Net increase (decrease) in net assets from operations	1,048,284	1,037,257	3,468

Contract owner transactions:
Variable annuity deposits	368,426	127,853	—
Terminations, withdrawals and annuity payments	(1,263,843)	(201,239)	—
Transfers between subaccounts, net	1,300,835	(470,837)	—
Maintenance charges and mortality adjustments	(42,219)	(12,339)	(14)

Increase (decrease) in net assets from contract transactions	363,199	(556,562)	(14)

Total increase (decrease) in net assets	1,411,483	480,695	3,454

Net assets as of December 31, 2020	$10,934,974	$5,246,520	$32,195

Investment income (loss):
Dividend distributions	157,905	—	265
Investment Expenses:
Mortality and expense risk and administrative charges	(91,060)	(43,423)	(278)

Net investment income (loss)	66,845	(43,423)	(13)

Increase (decrease) in net assets from operations:
Capital gain distributions	94,254	277,030	5,788
Realized capital gain (loss) on investments	724,597	246,844	78
Change in unrealized appreciation (depreciation)	865,316	226,378	(1,098)

Net gain (loss) on investments	1,684,167	750,252	4,768

Net increase (decrease) in net assets from operations	1,751,012	706,829	4,755

Contract owner transactions:
Variable annuity deposits	56,667	281,214	—
Terminations, withdrawals and annuity payments	(1,085,415)	(511,551)	(57)
Transfers between subaccounts, net	(1,868,044)	(415,197)	—
Maintenance charges and mortality adjustments	(46,588)	(12,561)	(41)

Increase (decrease) in net assets from contract transactions	(2,943,380)	(658,095)	(98)

Total increase (decrease) in net assets	(1,192,368)	48,734	4,657

Net assets as of December 31, 2021	$9,742,606	$5,295,254	$36,852

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.
99

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Global Real Estate Series I	Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Strategic Income (b)
Net assets as of December 31, 2019	$10,919,319	$361,359	$31,588

Investment income (loss):
Dividend distributions	391,612	11,349	1,595
Investment Expenses:
Mortality and expense risk and administrative charges	(61,176)	(1,077)	(136)

Net investment income (loss)	330,436	10,272	1,459

Increase (decrease) in net assets from operations:
Capital gain distributions	218,736	6,915	—
Realized capital gain (loss) on investments	(98,939)	(12,545)	(106)
Change in unrealized appreciation (depreciation)	(1,781,198)	(40,239)	(670)

Net gain (loss) on investments	(1,661,401)	(45,869)	(776)

Net increase (decrease) in net assets from operations	(1,330,965)	(35,597)	683

Contract owner transactions:
Variable annuity deposits	145,765	—	—
Terminations, withdrawals and annuity payments	(927,460)	(84,704)	(1,394)
Transfers between subaccounts, net	(750,889)	20,105	—
Maintenance charges and mortality adjustments	(37,243)	(251)	(23)

Increase (decrease) in net assets from contract transactions	(1,569,827)	(64,850)	(1,417)

Total increase (decrease) in net assets	(2,900,792)	(100,447)	(734)

Net assets as of December 31, 2020	$8,018,527	$260,912	$30,854

Investment income (loss):
Dividend distributions	228,779	8,249	107
Investment Expenses:
Mortality and expense risk and administrative charges	(64,983)	(761)	(64)

Net investment income (loss)	163,796	7,488	43

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	31,739	5,058	(1,109)
Change in unrealized appreciation (depreciation)	1,659,180	54,698	625

Net gain (loss) on investments	1,690,919	59,756	(484)

Net increase (decrease) in net assets from operations	1,854,715	67,244	(441)

Contract owner transactions:
Variable annuity deposits	226,597	9,469	—
Terminations, withdrawals and annuity payments	(1,060,957)	(53,508)	(578)
Transfers between subaccounts, net	(227,181)	7,135	(27,471)
Maintenance charges and mortality adjustments	(35,973)	(475)	(23)

Increase (decrease) in net assets from contract transactions	(1,097,514)	(37,379)	(28,072)

Total increase (decrease) in net assets	757,201	29,865	(28,513)

Net assets as of December 31, 2021	$8,775,728	$290,777	$2,341

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
100

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Growth and Income
Net assets as of December 31, 2019	$27,196,425	$11,561,131	$21,671

Investment income (loss):
Dividend distributions	59,170	310,137	227
Investment Expenses:
Mortality and expense risk and administrative charges	(296,856)	(132,294)	(179)

Net investment income (loss)	(237,686)	177,843	48

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	192
Realized capital gain (loss) on investments	—	397,777	(37,617)
Change in unrealized appreciation (depreciation)	—	375,818	916

Net gain (loss) on investments	—	773,595	(36,509)

Net increase (decrease) in net assets from operations	(237,686)	951,438	(36,461)

Contract owner transactions:
Variable annuity deposits	2,253,209	84,121	—
Terminations, withdrawals and annuity payments	(6,225,475)	(1,302,580)	—
Transfers between subaccounts, net	9,803,156	2,947,495	27,862
Maintenance charges and mortality adjustments	(158,267)	(79,402)	—

Increase (decrease) in net assets from contract transactions	5,672,623	1,649,634	27,862

Total increase (decrease) in net assets	5,434,937	2,601,072	(8,599)

Net assets as of December 31, 2020	$32,631,362	$14,162,203	$13,072

Investment income (loss):
Dividend distributions	2,099	293,501	212
Investment Expenses:
Mortality and expense risk and administrative charges	(237,554)	(108,166)	(222)

Net investment income (loss)	(235,455)	185,335	(10)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(7,896)	(3)
Change in unrealized appreciation (depreciation)	—	(621,204)	3,458

Net gain (loss) on investments	—	(629,100)	3,455

Net increase (decrease) in net assets from operations	(235,455)	(443,765)	3,445

Contract owner transactions:
Variable annuity deposits	3,397,495	121,294	—
Terminations, withdrawals and annuity payments	(5,203,130)	(2,046,675)	—
Transfers between subaccounts, net	(2,538,239)	1,026,072	—
Maintenance charges and mortality adjustments	(116,593)	(76,764)	(4)

Increase (decrease) in net assets from contract transactions	(4,460,467)	(976,073)	(4)

Total increase (decrease) in net assets	(4,695,922)	(1,419,838)	3,441

Net assets as of December 31, 2021	$27,935,440	$12,742,365	$16,513

The accompanying notes are an integral part of these financial statements.
101

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Health Care Series I	Invesco V.I. Health Care Series II	Invesco V.I. High Yield
Net assets as of December 31, 2019	$8,641,218	$372,580	$40,333

Investment income (loss):
Dividend distributions	27,248	108	1,418
Investment Expenses:
Mortality and expense risk and administrative charges	(67,247)	(1,895)	(97)

Net investment income (loss)	(39,999)	(1,787)	1,321

Increase (decrease) in net assets from operations:
Capital gain distributions	207,420	2,845	—
Realized capital gain (loss) on investments	239,492	(7,889)	(1,936)
Change in unrealized appreciation (depreciation)	642,364	(17,278)	(846)

Net gain (loss) on investments	1,089,276	(22,322)	(2,782)

Net increase (decrease) in net assets from operations	1,049,277	(24,109)	(1,461)

Contract owner transactions:
Variable annuity deposits	155,693	—	—
Terminations, withdrawals and annuity payments	(978,665)	(1,392)	(397)
Transfers between subaccounts, net	717,458	(225,679)	(12,367)
Maintenance charges and mortality adjustments	(38,733)	(334)	(21)

Increase (decrease) in net assets from contract transactions	(144,247)	(227,405)	(12,785)

Total increase (decrease) in net assets	905,030	(251,514)	(14,246)

Net assets as of December 31, 2020	$9,546,248	$121,066	$26,087

Investment income (loss):
Dividend distributions	16,032	4	—
Investment Expenses:
Mortality and expense risk and administrative charges	(60,546)	(1,792)	(25)

Net investment income (loss)	(44,514)	(1,788)	(25)

Increase (decrease) in net assets from operations:
Capital gain distributions	833,893	14,509	—
Realized capital gain (loss) on investments	412,556	15,178	(117)
Change in unrealized appreciation (depreciation)	(382,586)	(16,775)	518

Net gain (loss) on investments	863,863	12,912	401

Net increase (decrease) in net assets from operations	819,349	11,124	376

Contract owner transactions:
Variable annuity deposits	647,588	—	—
Terminations, withdrawals and annuity payments	(840,564)	(2,279)	—
Transfers between subaccounts, net	(2,034,585)	(101,305)	(26,446)
Maintenance charges and mortality adjustments	(32,845)	(362)	(17)

Increase (decrease) in net assets from contract transactions	(2,260,406)	(103,946)	(26,463)

Total increase (decrease) in net assets	(1,441,057)	(92,822)	(26,087)

Net assets as of December 31, 2021	$8,105,191	$28,244	$—

The accompanying notes are an integral part of these financial statements.
102

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Main Street Mid Cap Fund® (b)	Invesco V.I. Main Street Small Cap Fund® (b)
Net assets as of December 31, 2019	$33,257,011	$10,510,797	$14,287,699

Investment income (loss):
Dividend distributions	499,537	48,374	44,087
Investment Expenses:
Mortality and expense risk and administrative charges	(222,706)	(85,297)	(115,368)

Net investment income (loss)	276,831	(36,923)	(71,281)

Increase (decrease) in net assets from operations:
Capital gain distributions	544,513	2,091,515	175,804
Realized capital gain (loss) on investments	1,629,385	(417,761)	(550,503)
Change in unrealized appreciation (depreciation)	1,348,640	(870,961)	2,488,098

Net gain (loss) on investments	3,522,538	802,793	2,113,399

Net increase (decrease) in net assets from operations	3,799,369	765,870	2,042,118

Contract owner transactions:
Variable annuity deposits	290,913	177,841	301,628
Terminations, withdrawals and annuity payments	(2,629,375)	(987,747)	(1,187,102)
Transfers between subaccounts, net	(5,935,539)	723,682	(791,816)
Maintenance charges and mortality adjustments	(111,248)	(39,802)	(67,008)

Increase (decrease) in net assets from contract transactions	(8,385,249)	(126,026)	(1,744,298)

Total increase (decrease) in net assets	(4,585,880)	639,844	297,820

Net assets as of December 31, 2020	$28,671,131	$11,150,641	$14,585,519

Investment income (loss):
Dividend distributions	289,221	23,939	27,130
Investment Expenses:
Mortality and expense risk and administrative charges	(253,929)	(92,384)	(145,690)

Net investment income (loss)	35,292	(68,445)	(118,560)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,863,344	—	948,629
Realized capital gain (loss) on investments	1,351,040	60,468	1,019,872
Change in unrealized appreciation (depreciation)	(1,884,403)	2,120,462	1,110,880

Net gain (loss) on investments	1,329,981	2,180,930	3,079,381

Net increase (decrease) in net assets from operations	1,365,273	2,112,485	2,960,821

Contract owner transactions:
Variable annuity deposits	374,234	205,675	323,514
Terminations, withdrawals and annuity payments	(3,778,329)	(1,487,022)	(2,268,487)
Transfers between subaccounts, net	556,713	(2,218,049)	232,476
Maintenance charges and mortality adjustments	(116,969)	(42,451)	(78,048)

Increase (decrease) in net assets from contract transactions	(2,964,351)	(3,541,847)	(1,790,545)

Total increase (decrease) in net assets	(1,599,078)	(1,429,362)	1,170,276

Net assets as of December 31, 2021	$27,072,053	$9,721,279	$15,755,795

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
103

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Managed Volatility (c)	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2019	$207,703	$406,183	$19,167

Investment income (loss):
Dividend distributions	1,413	6,884	7
Investment Expenses:
Mortality and expense risk and administrative charges	(424)	(2,385)	(80)

Net investment income (loss)	989	4,499	(73)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,806	32,563	2,658
Realized capital gain (loss) on investments	(49,923)	1,293	(262)
Change in unrealized appreciation (depreciation)	17,889	29,998	6,193

Net gain (loss) on investments	(30,228)	63,854	8,589

Net increase (decrease) in net assets from operations	(29,239)	68,353	8,516

Contract owner transactions:
Variable annuity deposits	11,022	6	—
Terminations, withdrawals and annuity payments	(15,049)	(9,648)	(157)
Transfers between subaccounts, net	(93,119)	21,962	6,789
Maintenance charges and mortality adjustments	(165)	(97)	(26)

Increase (decrease) in net assets from contract transactions	(97,311)	12,223	6,606

Total increase (decrease) in net assets	(126,550)	80,576	15,122

Net assets as of December 31, 2020	$81,153	$486,759	$34,289

Investment income (loss):
Dividend distributions	1,469	6,098	1
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(3,367)	(93)

Net investment income (loss)	1,393	2,731	(92)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	62,800	2,469
Realized capital gain (loss) on investments	(3,526)	6,870	2,012
Change in unrealized appreciation (depreciation)	8,287	62,802	908

Net gain (loss) on investments	4,761	132,472	5,389

Net increase (decrease) in net assets from operations	6,154	135,203	5,297

Contract owner transactions:
Variable annuity deposits	1	16,796	—
Terminations, withdrawals and annuity payments	(1,233)	(8,422)	(9,251)
Transfers between subaccounts, net	(86,007)	8,361	13,085
Maintenance charges and mortality adjustments	(68)	(294)	(75)

Increase (decrease) in net assets from contract transactions	(87,307)	16,441	3,759

Total increase (decrease) in net assets	(81,153)	151,644	9,056

Net assets as of December 31, 2021	$—	$638,403	$43,345

(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.
104

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Value Opportunities (c)	Invesco Value Opportunities	Janus Henderson Mid Cap Value
Net assets as of December 31, 2019	$2,880,534	$2,182,017	$139,957

Investment income (loss):
Dividend distributions	1,899	4,940	950
Investment Expenses:
Mortality and expense risk and administrative charges	(18,054)	(16,102)	(1,202)

Net investment income (loss)	(16,155)	(11,162)	(252)

Increase (decrease) in net assets from operations:
Capital gain distributions	97,951	—	—
Realized capital gain (loss) on investments	(215,079)	6,751	(8,324)
Change in unrealized appreciation (depreciation)	196,196	75,222	5,566

Net gain (loss) on investments	79,068	81,973	(2,758)

Net increase (decrease) in net assets from operations	62,913	70,811	(3,010)

Contract owner transactions:
Variable annuity deposits	114,509	36,180	4,518
Terminations, withdrawals and annuity payments	(275,788)	(216,250)	(9,283)
Transfers between subaccounts, net	(156,334)	(65,299)	14,905
Maintenance charges and mortality adjustments	(9,961)	(4,690)	(485)

Increase (decrease) in net assets from contract transactions	(327,574)	(250,059)	9,655

Total increase (decrease) in net assets	(264,661)	(179,248)	6,645

Net assets as of December 31, 2020	$2,615,873	$2,002,769	$146,602

Investment income (loss):
Dividend distributions	16,174	13,827	151
Investment Expenses:
Mortality and expense risk and administrative charges	(8,239)	(21,517)	(1,150)

Net investment income (loss)	7,935	(7,690)	(999)

Increase (decrease) in net assets from operations:
Capital gain distributions	100,268	189,051	10,726
Realized capital gain (loss) on investments	203,624	135,581	8,776
Change in unrealized appreciation (depreciation)	333,923	353,728	4,532

Net gain (loss) on investments	637,815	678,360	24,034

Net increase (decrease) in net assets from operations	645,750	670,670	23,035

Contract owner transactions:
Variable annuity deposits	31,417	34,045	3,091
Terminations, withdrawals and annuity payments	(140,127)	(329,946)	(28,507)
Transfers between subaccounts, net	(3,149,017)	64,686	(40,619)
Maintenance charges and mortality adjustments	(3,896)	(5,063)	(573)

Increase (decrease) in net assets from contract transactions	(3,261,623)	(236,278)	(66,608)

Total increase (decrease) in net assets	(2,615,873)	434,392	(43,573)

Net assets as of December 31, 2021	$—	$2,437,161	$103,029

(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.
105

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson Overseas	Janus Henderson U.S. Managed Volatility	Janus Henderson VIT Enterprise
Net assets as of December 31, 2019	$2,724,337	$899,928	$33,839,853

Investment income (loss):
Dividend distributions	16,242	7,918	—
Investment Expenses:
Mortality and expense risk and administrative charges	(22,192)	(8,143)	(248,379)

Net investment income (loss)	(5,950)	(225)	(248,379)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	97,424	2,293,637
Realized capital gain (loss) on investments	(69,627)	16,680	1,641,340
Change in unrealized appreciation (depreciation)	413,658	(18,957)	907,818

Net gain (loss) on investments	344,031	95,147	4,842,795

Net increase (decrease) in net assets from operations	338,081	94,922	4,594,416

Contract owner transactions:
Variable annuity deposits	86,264	25,977	636,128
Terminations, withdrawals and annuity payments	(262,862)	(120,752)	(3,144,134)
Transfers between subaccounts, net	20,960	41,410	(3,980,934)
Maintenance charges and mortality adjustments	(6,750)	(1,884)	(110,648)

Increase (decrease) in net assets from contract transactions	(162,388)	(55,249)	(6,599,588)

Total increase (decrease) in net assets	175,693	39,673	(2,005,172)

Net assets as of December 31, 2020	$2,900,030	$939,601	$31,834,681

Investment income (loss):
Dividend distributions	22,018	908	82,494
Investment Expenses:
Mortality and expense risk and administrative charges	(28,671)	(9,362)	(278,712)

Net investment income (loss)	(6,653)	(8,454)	(196,218)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	221,743	3,111,837
Realized capital gain (loss) on investments	103,694	31,778	2,298,616
Change in unrealized appreciation (depreciation)	236,923	(82,050)	(548,139)

Net gain (loss) on investments	340,617	171,471	4,862,314

Net increase (decrease) in net assets from operations	333,964	163,017	4,666,096

Contract owner transactions:
Variable annuity deposits	73,378	30,051	591,881
Terminations, withdrawals and annuity payments	(359,055)	(181,035)	(4,099,353)
Transfers between subaccounts, net	248,603	35,362	83,220
Maintenance charges and mortality adjustments	(8,890)	(2,074)	(121,340)

Increase (decrease) in net assets from contract transactions	(45,964)	(117,696)	(3,545,592)

Total increase (decrease) in net assets	288,000	45,321	1,120,504

Net assets as of December 31, 2021	$3,188,030	$984,922	$32,955,185

The accompanying notes are an integral part of these financial statements.
106

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Forty	Janus Henderson VIT Mid Cap Value	Janus Henderson VIT Overseas
Net assets as of December 31, 2019	$21,081	$70,226	$147,924

Investment income (loss):
Dividend distributions	—	949	2,382
Investment Expenses:
Mortality and expense risk and administrative charges	(81)	(382)	(1,161)

Net investment income (loss)	(81)	567	1,221

Increase (decrease) in net assets from operations:
Capital gain distributions	2	1,320	—
Realized capital gain (loss) on investments	6,573	(57)	(9,864)
Change in unrealized appreciation (depreciation)	(2,072)	(818)	16,701

Net gain (loss) on investments	4,503	445	6,837

Net increase (decrease) in net assets from operations	4,422	1,012	8,058

Contract owner transactions:
Variable annuity deposits	—	—	167,478
Terminations, withdrawals and annuity payments	(178)	(384)	(1,503)
Transfers between subaccounts, net	(25,325)	44,226	(5,751)
Maintenance charges and mortality adjustments	—	(33)	(3)

Increase (decrease) in net assets from contract transactions	(25,503)	43,809	160,221

Total increase (decrease) in net assets	(21,081)	44,821	168,279

Net assets as of December 31, 2020	$—	$115,047	$316,203

Investment income (loss):
Dividend distributions	—	560	4,788
Investment Expenses:
Mortality and expense risk and administrative charges	—	(680)	(2,075)

Net investment income (loss)	—	(120)	2,713

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	1,209	5,881
Change in unrealized appreciation (depreciation)	—	26,510	37,578

Net gain (loss) on investments	—	27,719	43,459

Net increase (decrease) in net assets from operations	—	27,599	46,172

Contract owner transactions:
Variable annuity deposits	—	26,418	—
Terminations, withdrawals and annuity payments	—	(6,756)	(9,043)
Transfers between subaccounts, net	—	37,564	99,626
Maintenance charges and mortality adjustments	—	(103)	(14)

Increase (decrease) in net assets from contract transactions	—	57,123	90,569

Total increase (decrease) in net assets	—	84,722	136,741

Net assets as of December 31, 2021	$—	$199,769	$452,944

The accompanying notes are an integral part of these financial statements.
107

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
Net assets as of December 31, 2019	$17,648,400	$4,767,625	$168,293

Investment income (loss):
Dividend distributions	36,168	103,569	958
Investment Expenses:
Mortality and expense risk and administrative charges	(146,333)	(44,214)	(944)

Net investment income (loss)	(110,165)	59,355	14

Increase (decrease) in net assets from operations:
Capital gain distributions	1,383,763	—	9,352
Realized capital gain (loss) on investments	1,124,062	87,446	(210)
Change in unrealized appreciation (depreciation)	2,270,795	177,538	12,054

Net gain (loss) on investments	4,778,620	264,984	21,196

Net increase (decrease) in net assets from operations	4,668,455	324,339	21,210

Contract owner transactions:
Variable annuity deposits	153,289	327,655	—
Terminations, withdrawals and annuity payments	(1,574,218)	(327,042)	—
Transfers between subaccounts, net	(1,661,710)	641,539	—
Maintenance charges and mortality adjustments	(53,173)	(21,393)	(7)

Increase (decrease) in net assets from contract transactions	(3,135,812)	620,759	(7)

Total increase (decrease) in net assets	1,532,643	945,098	21,203

Net assets as of December 31, 2020	$19,181,043	$5,712,723	$189,496

Investment income (loss):
Dividend distributions	3,237	74,597	659
Investment Expenses:
Mortality and expense risk and administrative charges	(166,517)	(37,411)	(1,452)

Net investment income (loss)	(163,280)	37,186	(793)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,031,801	60,846	5,541
Realized capital gain (loss) on investments	1,128,224	41,151	16,931
Change in unrealized appreciation (depreciation)	1,413,326	(292,543)	18,974

Net gain (loss) on investments	3,573,351	(190,546)	41,446

Net increase (decrease) in net assets from operations	3,410,071	(153,360)	40,653

Contract owner transactions:
Variable annuity deposits	386,135	388,142	93,617
Terminations, withdrawals and annuity payments	(2,189,214)	(511,363)	—
Transfers between subaccounts, net	(981,673)	(566,556)	877
Maintenance charges and mortality adjustments	(57,601)	(20,770)	(101)

Increase (decrease) in net assets from contract transactions	(2,842,353)	(710,547)	94,393

Total increase (decrease) in net assets	567,718	(863,907)	135,046

Net assets as of December 31, 2021	$19,748,761	$4,848,816	$324,542

The accompanying notes are an integral part of these financial statements.
108

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2019	$269,132	$4,407,717	$1,997,354

Investment income (loss):
Dividend distributions	592	188,294	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,501)	(35,890)	(14,629)

Net investment income (loss)	(909)	152,404	(14,629)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,740	—	248,464
Realized capital gain (loss) on investments	(19,964)	(159,691)	37,005
Change in unrealized appreciation (depreciation)	(10,257)	174,203	795,227

Net gain (loss) on investments	(23,481)	14,512	1,080,696

Net increase (decrease) in net assets from operations	(24,390)	166,916	1,066,067

Contract owner transactions:
Variable annuity deposits	—	470,784	47,071
Terminations, withdrawals and annuity payments	—	(297,992)	(126,814)
Transfers between subaccounts, net	(115,886)	494,846	(171,459)
Maintenance charges and mortality adjustments	(110)	(10,984)	(6,055)

Increase (decrease) in net assets from contract transactions	(115,996)	656,654	(257,257)

Total increase (decrease) in net assets	(140,386)	823,570	808,810

Net assets as of December 31, 2020	$128,746	$5,231,287	$2,806,164

Investment income (loss):
Dividend distributions	761	151,122	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,769)	(37,452)	(22,147)

Net investment income (loss)	(1,008)	113,670	(22,147)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,497	79,951	625,019
Realized capital gain (loss) on investments	552	71,949	254,961
Change in unrealized appreciation (depreciation)	29,287	(148,419)	(970,528)

Net gain (loss) on investments	36,336	3,481	(90,548)

Net increase (decrease) in net assets from operations	35,328	117,151	(112,695)

Contract owner transactions:
Variable annuity deposits	—	1,082,607	460,950
Terminations, withdrawals and annuity payments	(82)	(735,804)	(170,199)
Transfers between subaccounts, net	—	(593,828)	(509,465)
Maintenance charges and mortality adjustments	(60)	(10,056)	(6,512)

Increase (decrease) in net assets from contract transactions	(142)	(257,081)	(225,226)

Total increase (decrease) in net assets	35,186	(139,930)	(337,921)

Net assets as of December 31, 2021	$163,932	$5,091,357	$2,468,243

The accompanying notes are an integral part of these financial statements.
109

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC
Net assets as of December 31, 2019	$80,834	$43,287	$61,301

Investment income (loss):
Dividend distributions	444	—	543
Investment Expenses:
Mortality and expense risk and administrative charges	(667)	(394)	(363)

Net investment income (loss)	(223)	(394)	180

Increase (decrease) in net assets from operations:
Capital gain distributions	834	4,401	—
Realized capital gain (loss) on investments	2,092	2,011	(1,527)
Change in unrealized appreciation (depreciation)	2,708	7,076	1,221

Net gain (loss) on investments	5,634	13,488	(306)

Net increase (decrease) in net assets from operations	5,411	13,094	(126)

Contract owner transactions:
Variable annuity deposits	268	—	—
Terminations, withdrawals and annuity payments	(2,938)	(5,344)	(1,884)
Transfers between subaccounts, net	(33,228)	(4,995)	(3,641)
Maintenance charges and mortality adjustments	(53)	(88)	(84)

Increase (decrease) in net assets from contract transactions	(35,951)	(10,427)	(5,609)

Total increase (decrease) in net assets	(30,540)	2,667	(5,735)

Net assets as of December 31, 2020	$50,294	$45,954	$55,566

Investment income (loss):
Dividend distributions	133	—	374
Investment Expenses:
Mortality and expense risk and administrative charges	(229)	(550)	(421)

Net investment income (loss)	(96)	(550)	(47)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,865	1,415	6,045
Realized capital gain (loss) on investments	8,837	3,203	143
Change in unrealized appreciation (depreciation)	(7,810)	(6,565)	8,915

Net gain (loss) on investments	2,892	(1,947)	15,103

Net increase (decrease) in net assets from operations	2,796	(2,497)	15,056

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,873)	(350)	(2,170)
Transfers between subaccounts, net	(30,198)	(42,971)	—
Maintenance charges and mortality adjustments	(53)	(136)	(164)

Increase (decrease) in net assets from contract transactions	(33,124)	(43,457)	(2,334)

Total increase (decrease) in net assets	(30,328)	(45,954)	12,722

Net assets as of December 31, 2021	$19,966	$—	$68,288

The accompanying notes are an integral part of these financial statements.
110

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Lord Abbett Series Total Return VC	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation
Net assets as of December 31, 2019	$51,945	$241,189	$7,810

Investment income (loss):
Dividend distributions	1,701	4,697	117
Investment Expenses:
Mortality and expense risk and administrative charges	(211)	(1,855)	(110)

Net investment income (loss)	1,490	2,842	7

Increase (decrease) in net assets from operations:
Capital gain distributions	1,353	8,872	358
Realized capital gain (loss) on investments	9	(8,466)	(47)
Change in unrealized appreciation (depreciation)	1,038	854	21

Net gain (loss) on investments	2,400	1,260	332

Net increase (decrease) in net assets from operations	3,890	4,102	339

Contract owner transactions:
Variable annuity deposits	18,000	38,293	—
Terminations, withdrawals and annuity payments	—	(138,251)	(965)
Transfers between subaccounts, net	—	16,901	—
Maintenance charges and mortality adjustments	(54)	(378)	—

Increase (decrease) in net assets from contract transactions	17,946	(83,435)	(965)

Total increase (decrease) in net assets	21,836	(79,333)	(626)

Net assets as of December 31, 2020	$73,781	$161,856	$7,184

Investment income (loss):
Dividend distributions	8,042	239	57
Investment Expenses:
Mortality and expense risk and administrative charges	(1,289)	(1,497)	(105)

Net investment income (loss)	6,753	(1,258)	(48)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,725	8	332
Realized capital gain (loss) on investments	303	7,782	(60)
Change in unrealized appreciation (depreciation)	(5,525)	(11,243)	(146)

Net gain (loss) on investments	(2,497)	(3,453)	126

Net increase (decrease) in net assets from operations	4,256	(4,711)	78

Contract owner transactions:
Variable annuity deposits	107,157	—	—
Terminations, withdrawals and annuity payments	(384)	(65,978)	(930)
Transfers between subaccounts, net	226,906	(9,805)	—
Maintenance charges and mortality adjustments	(215)	(352)	(1)

Increase (decrease) in net assets from contract transactions	333,464	(76,135)	(931)

Total increase (decrease) in net assets	337,720	(80,846)	(853)

Net assets as of December 31, 2021	$411,501	$81,010	$6,331

The accompanying notes are an integral part of these financial statements.
111

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT High Yield	MFS® VIT II MA Investors Growth Stock	MFS® VIT II Research International
Net assets as of December 31, 2019	$—	$198,635	$5,915,024

Investment income (loss):
Dividend distributions	36,166	—	154,108
Investment Expenses:
Mortality and expense risk and administrative charges	(1,294)	(229)	(72,102)

Net investment income (loss)	34,872	(229)	82,006

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1	294,041
Realized capital gain (loss) on investments	(24,820)	(20,698)	50,958
Change in unrealized appreciation (depreciation)	3,991	(3,954)	1,251,106

Net gain (loss) on investments	(20,829)	(24,651)	1,596,105

Net increase (decrease) in net assets from operations	14,043	(24,880)	1,678,111

Contract owner transactions:
Variable annuity deposits	47,697	—	138,550
Terminations, withdrawals and annuity payments	(3,296)	(2,132)	(880,372)
Transfers between subaccounts, net	121,542	(171,623)	3,920,898
Maintenance charges and mortality adjustments	(124)	—	(36,996)

Increase (decrease) in net assets from contract transactions	165,819	(173,755)	3,142,080

Total increase (decrease) in net assets	179,862	(198,635)	4,820,191

Net assets as of December 31, 2020	$179,862	$—	$10,735,215

Investment income (loss):
Dividend distributions	2,652	—	66,094
Investment Expenses:
Mortality and expense risk and administrative charges	(750)	—	(91,304)

Net investment income (loss)	1,902	—	(25,210)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	475,492
Realized capital gain (loss) on investments	4,423	—	761,989
Change in unrealized appreciation (depreciation)	(3,851)	—	(243,064)

Net gain (loss) on investments	572	—	994,417

Net increase (decrease) in net assets from operations	2,474	—	969,207

Contract owner transactions:
Variable annuity deposits	—	—	425,272
Terminations, withdrawals and annuity payments	(4,665)	—	(1,750,370)
Transfers between subaccounts, net	(121,483)	—	(557,435)
Maintenance charges and mortality adjustments	(111)	—	(41,446)

Increase (decrease) in net assets from contract transactions	(126,259)	—	(1,923,979)

Total increase (decrease) in net assets	(123,785)	—	(954,772)

Net assets as of December 31, 2021	$56,077	$—	$9,780,443

The accompanying notes are an integral part of these financial statements.
112

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT Investors Trust	MFS® VIT New Discovery
Net assets as of December 31, 2019	$796,006	$22,263	$272,394

Investment income (loss):
Dividend distributions	16,035	81	—
Investment Expenses:
Mortality and expense risk and administrative charges	(20,750)	(74)	(1,349)

Net investment income (loss)	(4,715)	7	(1,349)

Increase (decrease) in net assets from operations:
Capital gain distributions	41,948	584	25,149
Realized capital gain (loss) on investments	13,309	(89)	2,019
Change in unrealized appreciation (depreciation)	469,296	2,234	66,230

Net gain (loss) on investments	524,553	2,729	93,398

Net increase (decrease) in net assets from operations	519,838	2,736	92,049

Contract owner transactions:
Variable annuity deposits	1,340,196	4	—
Terminations, withdrawals and annuity payments	(108,338)	(3,976)	(8,888)
Transfers between subaccounts, net	(174,580)	3,745	(43,614)
Maintenance charges and mortality adjustments	(575)	(18)	(327)

Increase (decrease) in net assets from contract transactions	1,056,703	(245)	(52,829)

Total increase (decrease) in net assets	1,576,541	2,491	39,220

Net assets as of December 31, 2020	$2,372,547	$24,754	$311,614

Investment income (loss):
Dividend distributions	3,276	231	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29,918)	(294)	(2,082)

Net investment income (loss)	(26,642)	(63)	(2,082)

Increase (decrease) in net assets from operations:
Capital gain distributions	63,529	1,766	77,308
Realized capital gain (loss) on investments	61,836	960	12,177
Change in unrealized appreciation (depreciation)	103,845	5,184	(84,049)

Net gain (loss) on investments	229,210	7,910	5,436

Net increase (decrease) in net assets from operations	202,568	7,847	3,354

Contract owner transactions:
Variable annuity deposits	55,404	62,600	32,739
Terminations, withdrawals and annuity payments	(104,359)	(6,454)	(32,708)
Transfers between subaccounts, net	(87,417)	—	94,760
Maintenance charges and mortality adjustments	(962)	(67)	(757)

Increase (decrease) in net assets from contract transactions	(137,334)	56,079	94,034

Total increase (decrease) in net assets	65,234	63,926	97,388

Net assets as of December 31, 2021	$2,437,781	$88,680	$409,002

The accompanying notes are an integral part of these financial statements.
113

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Research	MFS® VIT Total Return	MFS® VIT Total Return Bond
Net assets as of December 31, 2019	$123,144	$24,301,271	$97,487

Investment income (loss):
Dividend distributions	664	372,733	5,583
Investment Expenses:
Mortality and expense risk and administrative charges	(670)	(140,911)	(1,005)

Net investment income (loss)	(6)	231,822	4,578

Increase (decrease) in net assets from operations:
Capital gain distributions	5,024	485,388	—
Realized capital gain (loss) on investments	74	817,077	1,361
Change in unrealized appreciation (depreciation)	14,088	(113,921)	4,906

Net gain (loss) on investments	19,186	1,188,544	6,267

Net increase (decrease) in net assets from operations	19,180	1,420,366	10,845

Contract owner transactions:
Variable annuity deposits	—	253,988	—
Terminations, withdrawals and annuity payments	(673)	(2,128,525)	(797)
Transfers between subaccounts, net	—	(4,665,034)	55,880
Maintenance charges and mortality adjustments	—	(107,327)	(99)

Increase (decrease) in net assets from contract transactions	(673)	(6,646,898)	54,984

Total increase (decrease) in net assets	18,507	(5,226,532)	65,829

Net assets as of December 31, 2020	$141,651	$19,074,739	$163,316

Investment income (loss):
Dividend distributions	150	299,781	4,787
Investment Expenses:
Mortality and expense risk and administrative charges	(142)	(143,895)	(1,183)

Net investment income (loss)	8	155,886	3,604

Increase (decrease) in net assets from operations:
Capital gain distributions	2,583	909,261	14
Realized capital gain (loss) on investments	17,778	582,733	83
Change in unrealized appreciation (depreciation)	(14,533)	675,027	(6,522)

Net gain (loss) on investments	5,828	2,167,021	(6,425)

Net increase (decrease) in net assets from operations	5,836	2,322,907	(2,821)

Contract owner transactions:
Variable annuity deposits	1	181,431	119,088
Terminations, withdrawals and annuity payments	(1,888)	(2,219,589)	(4,131)
Transfers between subaccounts, net	(97,206)	(522,254)	31,718
Maintenance charges and mortality adjustments	(85)	(110,692)	(246)

Increase (decrease) in net assets from contract transactions	(99,178)	(2,671,104)	146,429

Total increase (decrease) in net assets	(93,342)	(348,197)	143,608

Net assets as of December 31, 2021	$48,309	$18,726,542	$306,924

The accompanying notes are an integral part of these financial statements.
114

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Debt	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2019	$16,145,843	$158,869	$9,074,201

Investment income (loss):
Dividend distributions	322,432	6,854	71,118
Investment Expenses:
Mortality and expense risk and administrative charges	(111,010)	(560)	(66,910)

Net investment income (loss)	211,422	6,294	4,208

Increase (decrease) in net assets from operations:
Capital gain distributions	381,504	—	89,941
Realized capital gain (loss) on investments	273,088	(824)	(436,613)
Change in unrealized appreciation (depreciation)	(256,061)	2,351	979,605

Net gain (loss) on investments	398,531	1,527	632,933

Net increase (decrease) in net assets from operations	609,953	7,821	637,141

Contract owner transactions:
Variable annuity deposits	155,994	—	136,604
Terminations, withdrawals and annuity payments	(1,199,052)	(1,797)	(694,537)
Transfers between subaccounts, net	(526,646)	(4,019)	(171,986)
Maintenance charges and mortality adjustments	(58,537)	(10)	(30,986)

Increase (decrease) in net assets from contract transactions	(1,628,241)	(5,826)	(760,905)

Total increase (decrease) in net assets	(1,018,288)	1,995	(123,764)

Net assets as of December 31, 2020	$15,127,555	$160,864	$8,950,437

Investment income (loss):
Dividend distributions	225,378	9,632	48,284
Investment Expenses:
Mortality and expense risk and administrative charges	(120,463)	(464)	(60,734)

Net investment income (loss)	104,915	9,168	(12,450)

Increase (decrease) in net assets from operations:
Capital gain distributions	507,991	—	—
Realized capital gain (loss) on investments	467,833	(2,959)	954,250
Change in unrealized appreciation (depreciation)	796,485	(10,281)	(706,332)

Net gain (loss) on investments	1,772,309	(13,240)	247,918

Net increase (decrease) in net assets from operations	1,877,224	(4,072)	235,468

Contract owner transactions:
Variable annuity deposits	557,131	—	206,657
Terminations, withdrawals and annuity payments	(1,525,687)	(33,409)	(793,830)
Transfers between subaccounts, net	(638,903)	32,545	(3,003,952)
Maintenance charges and mortality adjustments	(59,879)	(27)	(27,379)

Increase (decrease) in net assets from contract transactions	(1,667,338)	(891)	(3,618,504)

Total increase (decrease) in net assets	209,886	(4,963)	(3,383,036)

Net assets as of December 31, 2021	$15,337,441	$155,901	$5,567,401

The accompanying notes are an integral part of these financial statements.
115

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2019	$1,707,455	$5,672,536	$2,274,187

Investment income (loss):
Dividend distributions	41,693	244,137	48,549
Investment Expenses:
Mortality and expense risk and administrative charges	(12,783)	(52,125)	(19,088)

Net investment income (loss)	28,910	192,012	29,461

Increase (decrease) in net assets from operations:
Capital gain distributions	46,258	156,300	15,533
Realized capital gain (loss) on investments	12,745	(28,352)	(6,738)
Change in unrealized appreciation (depreciation)	98,202	383,852	77,701

Net gain (loss) on investments	157,205	511,800	86,496

Net increase (decrease) in net assets from operations	186,115	703,812	115,957

Contract owner transactions:
Variable annuity deposits	29,118	352,061	165,602
Terminations, withdrawals and annuity payments	(410,173)	(315,192)	(1,079,193)
Transfers between subaccounts, net	524,070	7,058,109	1,443,875
Maintenance charges and mortality adjustments	(1,783)	(15,321)	(8,212)

Increase (decrease) in net assets from contract transactions	141,232	7,079,657	522,072

Total increase (decrease) in net assets	327,347	7,783,469	638,029

Net assets as of December 31, 2020	$2,034,802	$13,456,005	$2,912,216

Investment income (loss):
Dividend distributions	15,945	93,868	40,943
Investment Expenses:
Mortality and expense risk and administrative charges	(18,451)	(100,251)	(21,884)

Net investment income (loss)	(2,506)	(6,383)	19,059

Increase (decrease) in net assets from operations:
Capital gain distributions	31,592	271,651	77,641
Realized capital gain (loss) on investments	183,497	761,577	44,429
Change in unrealized appreciation (depreciation)	124,532	132,789	(99,250)

Net gain (loss) on investments	339,621	1,166,017	22,820

Net increase (decrease) in net assets from operations	337,115	1,159,634	41,879

Contract owner transactions:
Variable annuity deposits	199,278	631,570	47,164
Terminations, withdrawals and annuity payments	(36,209)	(1,168,516)	(471,726)
Transfers between subaccounts, net	(907,138)	(7,290,550)	385,309
Maintenance charges and mortality adjustments	(3,830)	(24,704)	(6,707)

Increase (decrease) in net assets from contract transactions	(747,899)	(7,852,200)	(45,960)

Total increase (decrease) in net assets	(410,784)	(6,692,566)	(4,081)

Net assets as of December 31, 2021	$1,624,018	$6,763,439	$2,908,135

The accompanying notes are an integral part of these financial statements.
116

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity I
Net assets as of December 31, 2019	$7,287,936	$1,248,386	$5,070,295

Investment income (loss):
Dividend distributions	191,149	40,634	24,285
Investment Expenses:
Mortality and expense risk and administrative charges	(57,298)	(12,421)	(59,423)

Net investment income (loss)	133,851	28,213	(35,138)

Increase (decrease) in net assets from operations:
Capital gain distributions	273,459	22,814	166,815
Realized capital gain (loss) on investments	(69,930)	(957)	62,109
Change in unrealized appreciation (depreciation)	525,978	131,236	524,134

Net gain (loss) on investments	729,507	153,093	753,058

Net increase (decrease) in net assets from operations	863,358	181,306	717,920

Contract owner transactions:
Variable annuity deposits	612,752	13,980	2,717
Terminations, withdrawals and annuity payments	(98,007)	(45,955)	(367,390)
Transfers between subaccounts, net	1,658,577	663,758	(858,311)
Maintenance charges and mortality adjustments	(13,870)	(6,674)	(24,024)

Increase (decrease) in net assets from contract transactions	2,159,452	625,109	(1,247,008)

Total increase (decrease) in net assets	3,022,810	806,415	(529,088)

Net assets as of December 31, 2020	$10,310,746	$2,054,801	$4,541,207

Investment income (loss):
Dividend distributions	105,969	25,438	17,199
Investment Expenses:
Mortality and expense risk and administrative charges	(79,933)	(15,176)	(67,229)

Net investment income (loss)	26,036	10,262	(50,030)

Increase (decrease) in net assets from operations:
Capital gain distributions	304,982	55,050	87,945
Realized capital gain (loss) on investments	373,657	83,864	272,872
Change in unrealized appreciation (depreciation)	607,529	(35,224)	595,912

Net gain (loss) on investments	1,286,168	103,690	956,729

Net increase (decrease) in net assets from operations	1,312,204	113,952	906,699

Contract owner transactions:
Variable annuity deposits	114,598	40,441	296,246
Terminations, withdrawals and annuity payments	(263,597)	(17,482)	(808,170)
Transfers between subaccounts, net	(2,635,794)	(353,116)	(208,440)
Maintenance charges and mortality adjustments	(15,565)	(9,236)	(25,794)

Increase (decrease) in net assets from contract transactions	(2,800,358)	(339,393)	(746,158)

Total increase (decrease) in net assets	(1,488,154)	(225,441)	160,541

Net assets as of December 31, 2021	$8,822,592	$1,829,360	$4,701,748

The accompanying notes are an integral part of these financial statements.
117

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Neuberger Berman AMT Sustainable Equity S	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value
Net assets as of December 31, 2019	$6,458,231	$3,382,897	$922,103

Investment income (loss):
Dividend distributions	21,747	80,364	8,348
Investment Expenses:
Mortality and expense risk and administrative charges	(43,808)	(27,616)	(6,546)

Net investment income (loss)	(22,061)	52,748	1,802

Increase (decrease) in net assets from operations:
Capital gain distributions	239,243	36,810	2,009
Realized capital gain (loss) on investments	216,996	100,798	(37,513)
Change in unrealized appreciation (depreciation)	492,841	66,043	93,949

Net gain (loss) on investments	949,080	203,651	58,445

Net increase (decrease) in net assets from operations	927,019	256,399	60,247

Contract owner transactions:
Variable annuity deposits	29,996	64,454	20,285
Terminations, withdrawals and annuity payments	(386,507)	(295,926)	(129,177)
Transfers between subaccounts, net	(696,325)	(1,187,868)	(56,108)
Maintenance charges and mortality adjustments	(20,150)	(8,462)	(1,100)

Increase (decrease) in net assets from contract transactions	(1,072,986)	(1,427,802)	(166,100)

Total increase (decrease) in net assets	(145,967)	(1,171,403)	(105,853)

Net assets as of December 31, 2020	$6,312,264	$2,211,494	$816,250

Investment income (loss):
Dividend distributions	11,066	43,098	8,165
Investment Expenses:
Mortality and expense risk and administrative charges	(49,373)	(19,546)	(8,587)

Net investment income (loss)	(38,307)	23,552	(422)

Increase (decrease) in net assets from operations:
Capital gain distributions	121,570	—	35,003
Realized capital gain (loss) on investments	497,780	6,836	34,360
Change in unrealized appreciation (depreciation)	731,655	(82,568)	144,616

Net gain (loss) on investments	1,351,005	(75,732)	213,979

Net increase (decrease) in net assets from operations	1,312,698	(52,180)	213,557

Contract owner transactions:
Variable annuity deposits	108,172	28,935	26,080
Terminations, withdrawals and annuity payments	(720,557)	(286,402)	(67,638)
Transfers between subaccounts, net	(338,464)	69,309	(17,516)
Maintenance charges and mortality adjustments	(20,001)	(5,100)	(1,187)

Increase (decrease) in net assets from contract transactions	(970,850)	(193,258)	(60,261)

Total increase (decrease) in net assets	341,848	(245,438)	153,296

Net assets as of December 31, 2021	$6,654,112	$1,966,056	$969,546

The accompanying notes are an integral part of these financial statements.
118

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Neuberger Berman Sustainable Equity	North Square Oak Ridge Small Cap Growth	Northern Global Tactical Asset Allocation
Net assets as of December 31, 2019	$1,046,490	$84,111	$111,585

Investment income (loss):
Dividend distributions	5,107	—	2,912
Investment Expenses:
Mortality and expense risk and administrative charges	(9,765)	(471)	(956)

Net investment income (loss)	(4,658)	(471)	1,956

Increase (decrease) in net assets from operations:
Capital gain distributions	69,292	5,682	4,932
Realized capital gain (loss) on investments	2,917	(25,857)	1,644
Change in unrealized appreciation (depreciation)	136,709	23,130	(1,854)

Net gain (loss) on investments	208,918	2,955	4,722

Net increase (decrease) in net assets from operations	204,260	2,484	6,678

Contract owner transactions:
Variable annuity deposits	61,002	35	756
Terminations, withdrawals and annuity payments	(118,488)	(2,358)	(10,933)
Transfers between subaccounts, net	135,363	(33,830)	19,551
Maintenance charges and mortality adjustments	(3,038)	(147)	(559)

Increase (decrease) in net assets from contract transactions	74,839	(36,300)	8,815

Total increase (decrease) in net assets	279,099	(33,816)	15,493

Net assets as of December 31, 2020	$1,325,589	$50,295	$127,078

Investment income (loss):
Dividend distributions	3,380	—	3,234
Investment Expenses:
Mortality and expense risk and administrative charges	(12,849)	(474)	(1,185)

Net investment income (loss)	(9,469)	(474)	2,049

Increase (decrease) in net assets from operations:
Capital gain distributions	125,441	7,085	2,775
Realized capital gain (loss) on investments	63,325	(222)	1,243
Change in unrealized appreciation (depreciation)	96,025	(1,752)	6,574

Net gain (loss) on investments	284,791	5,111	10,592

Net increase (decrease) in net assets from operations	275,322	4,637	12,641

Contract owner transactions:
Variable annuity deposits	50,580	60	846
Terminations, withdrawals and annuity payments	(51,195)	—	(5,751)
Transfers between subaccounts, net	(204,967)	(712)	1,479
Maintenance charges and mortality adjustments	(3,370)	(120)	(526)

Increase (decrease) in net assets from contract transactions	(208,952)	(772)	(3,952)

Total increase (decrease) in net assets	66,370	3,865	8,689

Net assets as of December 31, 2021	$1,391,959	$54,160	$135,767

The accompanying notes are an integral part of these financial statements.
119

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Northern Large Cap Core	Northern Large Cap Value	PGIM Focused Growth_(c)
Net assets as of December 31, 2019	$158,360	$428,979	$—

Investment income (loss):
Dividend distributions	2,544	2,725	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,515)	(2,089)	—

Net investment income (loss)	1,029	636	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	2,278	(22,136)	—
Change in unrealized appreciation (depreciation)	20,880	(30,236)	—

Net gain (loss) on investments	23,158	(52,372)	—

Net increase (decrease) in net assets from operations	24,187	(51,736)	—

Contract owner transactions:
Variable annuity deposits	4,773	13,741	—
Terminations, withdrawals and annuity payments	(7,743)	(24,006)	—
Transfers between subaccounts, net	10,045	(177,259)	—
Maintenance charges and mortality adjustments	(653)	(797)	—

Increase (decrease) in net assets from contract transactions	6,422	(188,321)	—

Total increase (decrease) in net assets	30,609	(240,057)	—

Net assets as of December 31, 2020	$188,969	$188,922	$—

Investment income (loss):
Dividend distributions	2,601	4,685	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,859)	(2,016)	(1,962)

Net investment income (loss)	742	2,669	(1,962)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,903	14,405	—
Realized capital gain (loss) on investments	11,857	3,674	(139)
Change in unrealized appreciation (depreciation)	18,113	31,165	(69,094)

Net gain (loss) on investments	55,873	49,244	(69,233)

Net increase (decrease) in net assets from operations	56,615	51,913	(71,195)

Contract owner transactions:
Variable annuity deposits	4,393	12,467	3,374
Terminations, withdrawals and annuity payments	(17,492)	(8,200)	(8,674)
Transfers between subaccounts, net	(14,882)	8,429	3,870,552
Maintenance charges and mortality adjustments	(743)	(507)	(447)

Increase (decrease) in net assets from contract transactions	(28,724)	12,189	3,864,805

Total increase (decrease) in net assets	27,891	64,102	3,793,610

Net assets as of December 31, 2021	$216,860	$253,024	$3,793,610

(c) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.
120

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PGIM Jennison 20/20 Focus_(c)	PGIM Jennison Mid-Cap Growth	PGIM Jennison Natural Resources
Net assets as of December 31, 2019	$3,662,835	$121,439	$12,418

Investment income (loss):
Dividend distributions	1,902	—	188
Investment Expenses:
Mortality and expense risk and administrative charges	(32,022)	(1,617)	(98)

Net investment income (loss)	(30,120)	(1,617)	90

Increase (decrease) in net assets from operations:
Capital gain distributions	411,182	63,870	—
Realized capital gain (loss) on investments	35,113	(8,385)	(532)
Change in unrealized appreciation (depreciation)	489,655	11,456	1,838

Net gain (loss) on investments	935,950	66,941	1,306

Net increase (decrease) in net assets from operations	905,830	65,324	1,396

Contract owner transactions:
Variable annuity deposits	63,800	8,283	1,629
Terminations, withdrawals and annuity payments	(320,859)	(52,394)	(813)
Transfers between subaccounts, net	(402,081)	64,415	3
Maintenance charges and mortality adjustments	(8,219)	(993)	(112)

Increase (decrease) in net assets from contract transactions	(667,359)	19,311	707

Total increase (decrease) in net assets	238,471	84,635	2,103

Net assets as of December 31, 2020	$3,901,306	$206,074	$14,521

Investment income (loss):
Dividend distributions	—	—	141
Investment Expenses:
Mortality and expense risk and administrative charges	(34,079)	(1,872)	(152)

Net investment income (loss)	(34,079)	(1,872)	(11)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,437,938	55,885	—
Realized capital gain (loss) on investments	(385,256)	(2,113)	261
Change in unrealized appreciation (depreciation)	(485,733)	(31,533)	3,450

Net gain (loss) on investments	566,949	22,239	3,711

Net increase (decrease) in net assets from operations	532,870	20,367	3,700

Contract owner transactions:
Variable annuity deposits	50,331	6,698	566
Terminations, withdrawals and annuity payments	(459,542)	(30,459)	(1,495)
Transfers between subaccounts, net	(4,015,960)	(8,960)	(149)
Maintenance charges and mortality adjustments	(9,005)	(1,320)	(123)

Increase (decrease) in net assets from contract transactions	(4,434,176)	(34,041)	(1,201)

Total increase (decrease) in net assets	(3,901,306)	(13,674)	2,499

Net assets as of December 31, 2021	$—	$192,400	$17,020

(c) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.
121

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PGIM Jennison Small Company	PGIM Quant Solutions Small- Cap Value_(b)	PIMCO All Asset
Net assets as of December 31, 2019	$602,154	$328,358	$354,523

Investment income (loss):
Dividend distributions	—	2,295	9,018
Investment Expenses:
Mortality and expense risk and administrative charges	(4,847)	(2,020)	(2,665)

Net investment income (loss)	(4,847)	275	6,353

Increase (decrease) in net assets from operations:
Capital gain distributions	88,769	—	—
Realized capital gain (loss) on investments	(6,910)	(53,557)	(7,405)
Change in unrealized appreciation (depreciation)	68,957	14,314	12,880

Net gain (loss) on investments	150,816	(39,243)	5,475

Net increase (decrease) in net assets from operations	145,969	(38,968)	11,828

Contract owner transactions:
Variable annuity deposits	41,406	2,051	7,651
Terminations, withdrawals and annuity payments	(75,783)	(34,052)	(71,752)
Transfers between subaccounts, net	(25,834)	(28,442)	(16,355)
Maintenance charges and mortality adjustments	(1,923)	(966)	(1,482)

Increase (decrease) in net assets from contract transactions	(62,134)	(61,409)	(81,938)

Total increase (decrease) in net assets	83,835	(100,377)	(70,110)

Net assets as of December 31, 2020	$685,989	$227,981	$284,413

Investment income (loss):
Dividend distributions	—	3,421	33,049
Investment Expenses:
Mortality and expense risk and administrative charges	(6,761)	(2,668)	(2,744)

Net investment income (loss)	(6,761)	753	30,305

Increase (decrease) in net assets from operations:
Capital gain distributions	198,178	—	—
Realized capital gain (loss) on investments	29,969	(347)	3,249
Change in unrealized appreciation (depreciation)	(37,604)	89,286	4,481

Net gain (loss) on investments	190,543	88,939	7,730

Net increase (decrease) in net assets from operations	183,782	89,692	38,035

Contract owner transactions:
Variable annuity deposits	6,961	3,148	4,833
Terminations, withdrawals and annuity payments	(72,296)	(10,863)	(37,074)
Transfers between subaccounts, net	(75,007)	(13,082)	395
Maintenance charges and mortality adjustments	(2,177)	(813)	(938)

Increase (decrease) in net assets from contract transactions	(142,519)	(21,610)	(32,784)

Total increase (decrease) in net assets	41,263	68,082	5,251

Net assets as of December 31, 2021	$727,252	$296,063	$289,664

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
122

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO CommodityRealRe turn Strategy	PIMCO Emerging Markets Bond	PIMCO High Yield
Net assets as of December 31, 2019	$82,717	$15,117	$1,636,893

Investment income (loss):
Dividend distributions	1,066	614	69,415
Investment Expenses:
Mortality and expense risk and administrative charges	(669)	(135)	(14,637)

Net investment income (loss)	397	479	54,778

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(7,216)	(19)	(18,547)
Change in unrealized appreciation (depreciation)	7,882	333	19,576

Net gain (loss) on investments	666	314	1,029

Net increase (decrease) in net assets from operations	1,063	793	55,807

Contract owner transactions:
Variable annuity deposits	3,644	933	24,326
Terminations, withdrawals and annuity payments	(8,379)	(86)	(182,540)
Transfers between subaccounts, net	6,350	(671)	209,546
Maintenance charges and mortality adjustments	(344)	(81)	(4,395)

Increase (decrease) in net assets from contract transactions	1,271	95	46,937

Total increase (decrease) in net assets	2,334	888	102,744

Net assets as of December 31, 2020	$85,051	$16,005	$1,739,637

Investment income (loss):
Dividend distributions	20,068	5,105	68,909
Investment Expenses:
Mortality and expense risk and administrative charges	(886)	(1,168)	(15,367)

Net investment income (loss)	19,182	3,937	53,542

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,550)	(74)	5,665
Change in unrealized appreciation (depreciation)	7,005	(7,141)	(13,476)

Net gain (loss) on investments	5,455	(7,215)	(7,811)

Net increase (decrease) in net assets from operations	24,637	(3,278)	45,731

Contract owner transactions:
Variable annuity deposits	4,214	3,393	19,724
Terminations, withdrawals and annuity payments	(4,765)	(2,671)	(166,138)
Transfers between subaccounts, net	5,298	126,747	(170,232)
Maintenance charges and mortality adjustments	(382)	(181)	(3,894)

Increase (decrease) in net assets from contract transactions	4,365	127,288	(320,540)

Total increase (decrease) in net assets	29,002	124,010	(274,809)

Net assets as of December 31, 2021	$114,053	$140,015	$1,464,828

The accompanying notes are an integral part of these financial statements.
123

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO International Bond (U.S. Dollar- Hedged)	PIMCO Low Duration	PIMCO Real Return
Net assets as of December 31, 2019	$5,450,083	$32,924	$931,514

Investment income (loss):
Dividend distributions	94,274	430	17,534
Investment Expenses:
Mortality and expense risk and administrative charges	(45,986)	(304)	(7,884)

Net investment income (loss)	48,288	126	9,650

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	7,568	(151)	7,292
Change in unrealized appreciation (depreciation)	144,807	703	70,112

Net gain (loss) on investments	152,375	552	77,404

Net increase (decrease) in net assets from operations	200,663	678	87,054

Contract owner transactions:
Variable annuity deposits	160,218	3,557	49,440
Terminations, withdrawals and annuity payments	(729,955)	(11,677)	(178,954)
Transfers between subaccounts, net	207,084	4,874	3,825
Maintenance charges and mortality adjustments	(11,331)	(127)	(3,503)

Increase (decrease) in net assets from contract transactions	(373,984)	(3,373)	(129,192)

Total increase (decrease) in net assets	(173,321)	(2,695)	(42,138)

Net assets as of December 31, 2020	$5,276,762	$30,229	$889,376

Investment income (loss):
Dividend distributions	38,496	76	39,383
Investment Expenses:
Mortality and expense risk and administrative charges	(40,211)	(286)	(7,954)

Net investment income (loss)	(1,715)	(210)	31,429

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	18,038	—	8,177
Change in unrealized appreciation (depreciation)	(167,683)	(489)	(4,224)

Net gain (loss) on investments	(149,645)	(489)	3,953

Net increase (decrease) in net assets from operations	(151,360)	(699)	35,382

Contract owner transactions:
Variable annuity deposits	117,288	1,196	25,276
Terminations, withdrawals and annuity payments	(552,075)	(15)	(58,495)
Transfers between subaccounts, net	(593,958)	1,787	(27,520)
Maintenance charges and mortality adjustments	(8,020)	(80)	(2,153)

Increase (decrease) in net assets from contract transactions	(1,036,765)	2,888	(62,892)

Total increase (decrease) in net assets	(1,188,125)	2,189	(27,510)

Net assets as of December 31, 2021	$4,088,637	$32,418	$861,866

The accompanying notes are an integral part of these financial statements.
124

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO StocksPLUS® Small Fund	PIMCO Total Return	PIMCO VIT All Asset Administrative
Net assets as of December 31, 2019	$1,586,392	$2,347,695	$5,994,323

Investment income (loss):
Dividend distributions	40,456	43,270	264,574
Investment Expenses:
Mortality and expense risk and administrative charges	(7,116)	(20,438)	(40,540)

Net investment income (loss)	33,340	22,832	224,034

Increase (decrease) in net assets from operations:
Capital gain distributions	—	76,509	—
Realized capital gain (loss) on investments	(153,985)	8,926	(126,001)
Change in unrealized appreciation (depreciation)	37,556	53,377	196,599

Net gain (loss) on investments	(116,429)	138,812	70,598

Net increase (decrease) in net assets from operations	(83,089)	161,644	294,632

Contract owner transactions:
Variable annuity deposits	42,206	115,982	615,148
Terminations, withdrawals and annuity payments	(156,305)	(503,900)	(818,434)
Transfers between subaccounts, net	(837,596)	94,469	(479,268)
Maintenance charges and mortality adjustments	(1,665)	(8,142)	(22,031)

Increase (decrease) in net assets from contract transactions	(953,360)	(301,591)	(704,585)

Total increase (decrease) in net assets	(1,036,449)	(139,947)	(409,953)

Net assets as of December 31, 2020	$549,943	$2,207,748	$5,584,370

Investment income (loss):
Dividend distributions	97,981	36,363	674,910
Investment Expenses:
Mortality and expense risk and administrative charges	(5,278)	(19,165)	(47,146)

Net investment income (loss)	92,703	17,198	627,764

Increase (decrease) in net assets from operations:
Capital gain distributions	3,648	—	—
Realized capital gain (loss) on investments	13,817	(3,546)	59,521
Change in unrealized appreciation (depreciation)	(41,211)	(63,517)	163,420

Net gain (loss) on investments	(23,746)	(67,063)	222,941

Net increase (decrease) in net assets from operations	68,957	(49,865)	850,705

Contract owner transactions:
Variable annuity deposits	19,086	90,617	22,906
Terminations, withdrawals and annuity payments	(27,955)	(216,955)	(713,723)
Transfers between subaccounts, net	(28,371)	3,694	624,071
Maintenance charges and mortality adjustments	(660)	(6,065)	(24,774)

Increase (decrease) in net assets from contract transactions	(37,900)	(128,709)	(91,520)

Total increase (decrease) in net assets	31,057	(178,574)	759,185

Net assets as of December 31, 2021	$581,000	$2,029,174	$6,343,555

The accompanying notes are an integral part of these financial statements.
125

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT All Asset Advisor	PIMCO VIT CommodityRealRe turn Strategy Administrative	PIMCO VIT CommodityRealRe turn Strategy Advisor
Net assets as of December 31, 2019	$333,049	$2,755,722	$61,553

Investment income (loss):
Dividend distributions	15,836	198,276	2,229
Investment Expenses:
Mortality and expense risk and administrative charges	(1,949)	(25,588)	(145)

Net investment income (loss)	13,887	172,688	2,084

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,021)	(1,055,756)	(15,160)
Change in unrealized appreciation (depreciation)	18,754	232,741	7,547

Net gain (loss) on investments	14,733	(823,015)	(7,613)

Net increase (decrease) in net assets from operations	28,620	(650,327)	(5,529)

Contract owner transactions:
Variable annuity deposits	87,685	95,940	—
Terminations, withdrawals and annuity payments	(10,897)	(341,065)	(152)
Transfers between subaccounts, net	(3,589)	1,140,572	610
Maintenance charges and mortality adjustments	(73)	(13,406)	(33)

Increase (decrease) in net assets from contract transactions	73,126	882,041	425

Total increase (decrease) in net assets	101,746	231,714	(5,104)

Net assets as of December 31, 2020	$434,795	$2,987,436	$56,449

Investment income (loss):
Dividend distributions	53,632	224,806	3,612
Investment Expenses:
Mortality and expense risk and administrative charges	(1,640)	(50,817)	(270)

Net investment income (loss)	51,992	173,989	3,342

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	3,617	169,763	4,921
Change in unrealized appreciation (depreciation)	15,324	902,170	4,351

Net gain (loss) on investments	18,941	1,071,933	9,272

Net increase (decrease) in net assets from operations	70,933	1,245,922	12,614

Contract owner transactions:
Variable annuity deposits	78,724	166,712	11,971
Terminations, withdrawals and annuity payments	(18,682)	(773,238)	(965)
Transfers between subaccounts, net	15,853	5,199,758	120,752
Maintenance charges and mortality adjustments	(361)	(24,487)	(85)

Increase (decrease) in net assets from contract transactions	75,534	4,568,745	131,673

Total increase (decrease) in net assets	146,467	5,814,667	144,287

Net assets as of December 31, 2021	$581,262	$8,802,103	$200,736

The accompanying notes are an integral part of these financial statements.
126

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Managed Asset Allocation
Net assets as of December 31, 2019	$3,272,587	$56,300	$16,938

Investment income (loss):
Dividend distributions	138,861	1,346	1,977
Investment Expenses:
Mortality and expense risk and administrative charges	(28,271)	(209)	(313)

Net investment income (loss)	110,590	1,137	1,664

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	329
Realized capital gain (loss) on investments	(120,682)	(32)	9
Change in unrealized appreciation (depreciation)	66,696	4,271	9,787

Net gain (loss) on investments	(53,986)	4,239	10,125

Net increase (decrease) in net assets from operations	56,604	5,376	11,789

Contract owner transactions:
Variable annuity deposits	31,616	—	87,679
Terminations, withdrawals and annuity payments	(540,580)	(291)	—
Transfers between subaccounts, net	70,822	—	—
Maintenance charges and mortality adjustments	(12,289)	(21)	(45)

Increase (decrease) in net assets from contract transactions	(450,431)	(312)	87,634

Total increase (decrease) in net assets	(393,827)	5,064	99,423

Net assets as of December 31, 2020	$2,878,760	$61,364	$116,361

Investment income (loss):
Dividend distributions	164,350	2,881	4,374
Investment Expenses:
Mortality and expense risk and administrative charges	(35,803)	(148)	(706)

Net investment income (loss)	128,547	2,733	3,668

Increase (decrease) in net assets from operations:
Capital gain distributions	—	906	20,126
Realized capital gain (loss) on investments	(97,887)	8	164
Change in unrealized appreciation (depreciation)	(215,292)	(6,363)	(2,037)

Net gain (loss) on investments	(313,179)	(5,449)	18,253

Net increase (decrease) in net assets from operations	(184,632)	(2,716)	21,921

Contract owner transactions:
Variable annuity deposits	21,366	—	2,002
Terminations, withdrawals and annuity payments	(463,756)	(169)	(2,590)
Transfers between subaccounts, net	699,611	(850)	60,801
Maintenance charges and mortality adjustments	(16,246)	(37)	(320)

Increase (decrease) in net assets from contract transactions	240,975	(1,056)	59,893

Total increase (decrease) in net assets	56,343	(3,772)	81,814

Net assets as of December 31, 2021	$2,935,103	$57,592	$198,175

The accompanying notes are an integral part of these financial statements.
127

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2019	$1,912,690	$7,731,018	$205,480

Investment income (loss):
Dividend distributions	19,204	445,626	10,918
Investment Expenses:
Mortality and expense risk and administrative charges	(3,542)	(58,805)	(757)

Net investment income (loss)	15,662	386,821	10,161

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	34,479	66,409	(206)
Change in unrealized appreciation (depreciation)	(13,472)	(125,841)	11,076

Net gain (loss) on investments	21,007	(59,432)	10,870

Net increase (decrease) in net assets from operations	36,669	327,389	21,031

Contract owner transactions:
Variable annuity deposits	100,893	47,154	4,390
Terminations, withdrawals and annuity payments	(86,520)	(905,898)	(3,417)
Transfers between subaccounts, net	(1,801,445)	236,216	203
Maintenance charges and mortality adjustments	(147)	(29,771)	(27)

Increase (decrease) in net assets from contract transactions	(1,787,219)	(652,299)	1,149

Total increase (decrease) in net assets	(1,750,550)	(324,910)	22,180

Net assets as of December 31, 2020	$162,140	$7,406,108	$227,660

Investment income (loss):
Dividend distributions	13,497	144,762	12,026
Investment Expenses:
Mortality and expense risk and administrative charges	(1,399)	(64,435)	(535)

Net investment income (loss)	12,098	80,327	11,491

Increase (decrease) in net assets from operations:
Capital gain distributions	—	89,336	353
Realized capital gain (loss) on investments	1,426	32,066	499
Change in unrealized appreciation (depreciation)	(2,547)	(403,329)	(29,876)

Net gain (loss) on investments	(1,121)	(281,927)	(29,024)

Net increase (decrease) in net assets from operations	10,977	(201,600)	(17,533)

Contract owner transactions:
Variable annuity deposits	46,916	167,216	20,401
Terminations, withdrawals and annuity payments	(4,012)	(1,078,064)	(2,997)
Transfers between subaccounts, net	152,199	3,325,874	(6,962)
Maintenance charges and mortality adjustments	(656)	(30,317)	(71)

Increase (decrease) in net assets from contract transactions	194,447	2,384,709	10,371

Total increase (decrease) in net assets	205,424	2,183,109	(7,162)

Net assets as of December 31, 2021	$367,564	$9,589,217	$220,498

The accompanying notes are an integral part of these financial statements.
128

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Low Duration Administrative (d)	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative (d)
Net assets as of December 31, 2019	$26,421,783	$892,132	$22,383,387

Investment income (loss):
Dividend distributions	336,740	9,818	300,805
Investment Expenses:
Mortality and expense risk and administrative charges	(294,381)	(3,697)	(197,818)

Net investment income (loss)	42,359	6,121	102,987

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	8,335	(2,306)	221,785
Change in unrealized appreciation (depreciation)	464,242	12,680	1,733,147

Net gain (loss) on investments	472,577	10,374	1,954,932

Net increase (decrease) in net assets from operations	514,936	16,495	2,057,919

Contract owner transactions:
Variable annuity deposits	602,775	51,298	321,296
Terminations, withdrawals and annuity payments	(4,389,542)	(308,226)	(3,026,979)
Transfers between subaccounts, net	7,749,770	149,105	(346,243)
Maintenance charges and mortality adjustments	(155,227)	(639)	(110,355)

Increase (decrease) in net assets from contract transactions	3,807,776	(108,462)	(3,162,281)

Total increase (decrease) in net assets	4,322,712	(91,967)	(1,104,362)

Net assets as of December 31, 2020	$30,744,495	$800,165	$21,279,025

Investment income (loss):
Dividend distributions	144,931	3,426	1,115,127
Investment Expenses:
Mortality and expense risk and administrative charges	(284,614)	(2,246)	(210,959)

Net investment income (loss)	(139,683)	1,180	904,168

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	40,573	3,281	366,205
Change in unrealized appreciation (depreciation)	(426,081)	(14,940)	(231,988)

Net gain (loss) on investments	(385,508)	(11,659)	134,217

Net increase (decrease) in net assets from operations	(525,191)	(10,479)	1,038,385

Contract owner transactions:
Variable annuity deposits	381,635	15,525	278,588
Terminations, withdrawals and annuity payments	(6,442,045)	(172,086)	(2,698,280)
Transfers between subaccounts, net	1,100,427	128,094	4,552,614
Maintenance charges and mortality adjustments	(145,290)	(979)	(109,829)

Increase (decrease) in net assets from contract transactions	(5,105,273)	(29,446)	2,023,093

Total increase (decrease) in net assets	(5,630,464)	(39,925)	3,061,478

Net assets as of December 31, 2021	$25,114,031	$760,240	$24,340,503

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
129

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2019	$506,777	$1,322,300	$13,997,936

Investment income (loss):
Dividend distributions	4,936	9,411	301,683
Investment Expenses:
Mortality and expense risk and administrative charges	(2,061)	(3,879)	(198,350)

Net investment income (loss)	2,875	5,532	103,333

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	147,620
Realized capital gain (loss) on investments	29,507	(46,558)	164,671
Change in unrealized appreciation (depreciation)	9,589	5,321	490,337

Net gain (loss) on investments	39,096	(41,237)	802,628

Net increase (decrease) in net assets from operations	41,971	(35,705)	905,961

Contract owner transactions:
Variable annuity deposits	—	90,116	81,743
Terminations, withdrawals and annuity payments	(165,139)	(851,267)	(1,257,849)
Transfers between subaccounts, net	(105,228)	(135,493)	753,931
Maintenance charges and mortality adjustments	(340)	(347)	(89,748)

Increase (decrease) in net assets from contract transactions	(270,707)	(896,991)	(511,923)

Total increase (decrease) in net assets	(228,736)	(932,696)	394,038

Net assets as of December 31, 2020	$278,041	$389,604	$14,391,974

Investment income (loss):
Dividend distributions	26,236	5,372	251,089
Investment Expenses:
Mortality and expense risk and administrative charges	(2,554)	(3,174)	(193,917)

Net investment income (loss)	23,682	2,198	57,172

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	608,271
Realized capital gain (loss) on investments	8,079	3,480	(14,164)
Change in unrealized appreciation (depreciation)	(2,387)	(10,188)	(1,008,401)

Net gain (loss) on investments	5,692	(6,708)	(414,294)

Net increase (decrease) in net assets from operations	29,374	(4,510)	(357,122)

Contract owner transactions:
Variable annuity deposits	66,855	2,272,512	217,389
Terminations, withdrawals and annuity payments	(143,262)	(15,042)	(2,336,028)
Transfers between subaccounts, net	414,061	(1,987,205)	1,355,070
Maintenance charges and mortality adjustments	(808)	(711)	(84,174)

Increase (decrease) in net assets from contract transactions	336,846	269,554	(847,743)

Total increase (decrease) in net assets	366,220	265,044	(1,204,865)

Net assets as of December 31, 2021	$644,261	$654,648	$13,187,109

The accompanying notes are an integral part of these financial statements.
130

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Total Return Advisor	Pioneer Bond VCT	Pioneer Equity Income VCT
Net assets as of December 31, 2019	$8,315,061	$2,073,250	$171,872

Investment income (loss):
Dividend distributions	234,546	15,722	2,947
Investment Expenses:
Mortality and expense risk and administrative charges	(81,346)	(4,932)	(638)

Net investment income (loss)	153,200	10,790	2,309

Increase (decrease) in net assets from operations:
Capital gain distributions	125,919	—	4,751
Realized capital gain (loss) on investments	282,363	93,630	(12,331)
Change in unrealized appreciation (depreciation)	267,148	(52,406)	1,204

Net gain (loss) on investments	675,430	41,224	(6,376)

Net increase (decrease) in net assets from operations	828,630	52,014	(4,067)

Contract owner transactions:
Variable annuity deposits	746,932	18,000	—
Terminations, withdrawals and annuity payments	(1,301,479)	(7,718)	—
Transfers between subaccounts, net	2,918,170	(1,982,239)	(33,465)
Maintenance charges and mortality adjustments	(42,498)	(118)	(160)

Increase (decrease) in net assets from contract transactions	2,321,125	(1,972,075)	(33,625)

Total increase (decrease) in net assets	3,149,755	(1,920,061)	(37,692)

Net assets as of December 31, 2020	$11,464,816	$153,189	$134,180

Investment income (loss):
Dividend distributions	198,183	3,872	2,114
Investment Expenses:
Mortality and expense risk and administrative charges	(74,773)	(500)	(824)

Net investment income (loss)	123,410	3,372	1,290

Increase (decrease) in net assets from operations:
Capital gain distributions	490,337	7,051	—
Realized capital gain (loss) on investments	(35,294)	(15)	(160)
Change in unrealized appreciation (depreciation)	(803,167)	(9,401)	34,488

Net gain (loss) on investments	(348,124)	(2,365)	34,328

Net increase (decrease) in net assets from operations	(224,714)	1,007	35,618

Contract owner transactions:
Variable annuity deposits	1,669,102	—	18,733
Terminations, withdrawals and annuity payments	(1,497,796)	(25,367)	(65)
Transfers between subaccounts, net	218,770	93,153	1,491
Maintenance charges and mortality adjustments	(42,901)	(395)	(360)

Increase (decrease) in net assets from contract transactions	347,175	67,391	19,799

Total increase (decrease) in net assets	122,461	68,398	55,417

Net assets as of December 31, 2021	$11,587,277	$221,587	$189,597

The accompanying notes are an integral part of these financial statements.
131

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income
Net assets as of December 31, 2019	$118,517	$50,362	$75,480

Investment income (loss):
Dividend distributions	809	490	2,252
Investment Expenses:
Mortality and expense risk and administrative charges	(119)	(266)	(589)

Net investment income (loss)	690	224	1,663

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,806	—
Realized capital gain (loss) on investments	(3,448)	(13,904)	(165)
Change in unrealized appreciation (depreciation)	(2,081)	(4,127)	1,487

Net gain (loss) on investments	(5,529)	(7,225)	1,322

Net increase (decrease) in net assets from operations	(4,839)	(7,001)	2,985

Contract owner transactions:
Variable annuity deposits	247	108	2,753
Terminations, withdrawals and annuity payments	(1,168)	(1,468)	(16,934)
Transfers between subaccounts, net	(112,757)	(21,881)	(3,765)
Maintenance charges and mortality adjustments	—	(48)	(339)

Increase (decrease) in net assets from contract transactions	(113,678)	(23,289)	(18,285)

Total increase (decrease) in net assets	(118,517)	(30,290)	(15,300)

Net assets as of December 31, 2020	$—	$20,072	$60,180

Investment income (loss):
Dividend distributions	630	239	1,904
Investment Expenses:
Mortality and expense risk and administrative charges	(190)	(238)	(530)

Net investment income (loss)	440	1	1,374

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,673
Realized capital gain (loss) on investments	165	(180)	420
Change in unrealized appreciation (depreciation)	—	8,006	(3,714)

Net gain (loss) on investments	165	7,826	(621)

Net increase (decrease) in net assets from operations	605	7,827	753

Contract owner transactions:
Variable annuity deposits	—	—	2,461
Terminations, withdrawals and annuity payments	(39,330)	(201)	(4,506)
Transfers between subaccounts, net	38,725	54	(1,463)
Maintenance charges and mortality adjustments	—	(73)	(268)

Increase (decrease) in net assets from contract transactions	(605)	(220)	(3,776)

Total increase (decrease) in net assets	—	7,607	(3,023)

Net assets as of December 31, 2021	$—	$27,679	$57,157

The accompanying notes are an integral part of these financial statements.
132

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Pioneer Strategic Income VCT	Probabilities Fund	Putnam VT Diversified Income
Net assets as of December 31, 2019	$1,136,819	$2,275,934	$481,691

Investment income (loss):
Dividend distributions	8,523	—	22,805
Investment Expenses:
Mortality and expense risk and administrative charges	(3,246)	(15,029)	(1,906)

Net investment income (loss)	5,277	(15,029)	20,899

Increase (decrease) in net assets from operations:
Capital gain distributions	290	120,996	—
Realized capital gain (loss) on investments	48,173	(37,121)	(1,548)
Change in unrealized appreciation (depreciation)	(39,333)	(192,978)	(30,650)

Net gain (loss) on investments	9,130	(109,103)	(32,198)

Net increase (decrease) in net assets from operations	14,407	(124,132)	(11,299)

Contract owner transactions:
Variable annuity deposits	—	907,139	—
Terminations, withdrawals and annuity payments	(19,809)	(174,514)	(4,788)
Transfers between subaccounts, net	(1,049,726)	454,276	(178,447)
Maintenance charges and mortality adjustments	(39)	(1,688)	(175)

Increase (decrease) in net assets from contract transactions	(1,069,574)	1,185,213	(183,410)

Total increase (decrease) in net assets	(1,055,167)	1,061,081	(194,709)

Net assets as of December 31, 2020	$81,652	$3,337,015	$286,982

Investment income (loss):
Dividend distributions	3,121	—	2,036
Investment Expenses:
Mortality and expense risk and administrative charges	(719)	(16,417)	(595)

Net investment income (loss)	2,402	(16,417)	1,441

Increase (decrease) in net assets from operations:
Capital gain distributions	774	—	—
Realized capital gain (loss) on investments	38	(14,222)	(12,840)
Change in unrealized appreciation (depreciation)	(3,158)	83,327	5,267

Net gain (loss) on investments	(2,346)	69,105	(7,573)

Net increase (decrease) in net assets from operations	56	52,688	(6,132)

Contract owner transactions:
Variable annuity deposits	151,562	197,515	76,698
Terminations, withdrawals and annuity payments	(58)	(77,837)	(2,589)
Transfers between subaccounts, net	—	(185,058)	(296,316)
Maintenance charges and mortality adjustments	(108)	(3,729)	(233)

Increase (decrease) in net assets from contract transactions	151,396	(69,109)	(222,440)

Total increase (decrease) in net assets	151,452	(16,421)	(228,572)

Net assets as of December 31, 2021	$233,104	$3,320,594	$58,410

The accompanying notes are an integral part of these financial statements.
133

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities	Putnam VT High Yield
Net assets as of December 31, 2019	$12,526	$—	$751,680

Investment income (loss):
Dividend distributions	228	—	39,465
Investment Expenses:
Mortality and expense risk and administrative charges	(182)	(638)	(7,194)

Net investment income (loss)	46	(638)	32,271

Increase (decrease) in net assets from operations:
Capital gain distributions	234	1	—
Realized capital gain (loss) on investments	1	25,600	(5,808)
Change in unrealized appreciation (depreciation)	1,058	63,846	(2,864)

Net gain (loss) on investments	1,293	89,447	(8,672)

Net increase (decrease) in net assets from operations	1,339	88,809	23,599

Contract owner transactions:
Variable annuity deposits	—	5	—
Terminations, withdrawals and annuity payments	—	(5,633)	(46,893)
Transfers between subaccounts, net	—	347,084	—
Maintenance charges and mortality adjustments	—	(222)	(236)

Increase (decrease) in net assets from contract transactions	—	341,234	(47,129)

Total increase (decrease) in net assets	1,339	430,043	(23,530)

Net assets as of December 31, 2020	$13,865	$430,043	$728,150

Investment income (loss):
Dividend distributions	102	—	2,482
Investment Expenses:
Mortality and expense risk and administrative charges	(216)	(1,140)	(506)

Net investment income (loss)	(114)	(1,140)	1,976

Increase (decrease) in net assets from operations:
Capital gain distributions	375	43,266	—
Realized capital gain (loss) on investments	33	22,495	16,193
Change in unrealized appreciation (depreciation)	1,413	22,307	(12,835)

Net gain (loss) on investments	1,821	88,068	3,358

Net increase (decrease) in net assets from operations	1,707	86,928	5,334

Contract owner transactions:
Variable annuity deposits	—	108,385	—
Terminations, withdrawals and annuity payments	—	(3,588)	(1,716)
Transfers between subaccounts, net	—	(156,751)	(677,668)
Maintenance charges and mortality adjustments	(3)	(463)	(105)

Increase (decrease) in net assets from contract transactions	(3)	(52,417)	(679,489)

Total increase (decrease) in net assets	1,704	34,511	(674,155)

Net assets as of December 31, 2021	$15,569	$464,554	$53,995

The accompanying notes are an integral part of these financial statements.
134

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Income	Putnam VT Large Cap Value (b)	Putnam VT Multi- Asset Absolute Return
Net assets as of December 31, 2019	$316,847	$811,385	$582,258

Investment income (loss):
Dividend distributions	92,238	11,947	—
Investment Expenses:
Mortality and expense risk and administrative charges	(21,061)	(5,197)	(4,138)

Net investment income (loss)	71,177	6,750	(4,138)

Increase (decrease) in net assets from operations:
Capital gain distributions	17,118	48,104	—
Realized capital gain (loss) on investments	(53,180)	4,180	(9,543)
Change in unrealized appreciation (depreciation)	17,786	10,201	(26,098)

Net gain (loss) on investments	(18,276)	62,485	(35,641)

Net increase (decrease) in net assets from operations	52,901	69,235	(39,779)

Contract owner transactions:
Variable annuity deposits	341,875	43,999	1,853
Terminations, withdrawals and annuity payments	(63,078)	(31,491)	(167,116)
Transfers between subaccounts, net	1,329,203	24,644	45,533
Maintenance charges and mortality adjustments	(1,471)	(517)	(210)

Increase (decrease) in net assets from contract transactions	1,606,529	36,635	(119,940)

Total increase (decrease) in net assets	1,659,430	105,870	(159,719)

Net assets as of December 31, 2020	$1,976,277	$917,255	$422,539

Investment income (loss):
Dividend distributions	25,131	13,936	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,453)	(5,761)	(812)

Net investment income (loss)	17,678	8,175	(812)

Increase (decrease) in net assets from operations:
Capital gain distributions	84,263	43,386	—
Realized capital gain (loss) on investments	(110,243)	35,200	(26,430)
Change in unrealized appreciation (depreciation)	(58,834)	176,015	25,924

Net gain (loss) on investments	(84,814)	254,601	(506)

Net increase (decrease) in net assets from operations	(67,136)	262,776	(1,318)

Contract owner transactions:
Variable annuity deposits	49,875	152,483	—
Terminations, withdrawals and annuity payments	(213,244)	(15,038)	(22,127)
Transfers between subaccounts, net	(1,303,509)	(22,115)	(208,865)
Maintenance charges and mortality adjustments	(1,877)	(1,737)	(305)

Increase (decrease) in net assets from contract transactions	(1,468,755)	113,593	(231,297)

Total increase (decrease) in net assets	(1,535,891)	376,369	(232,615)

Net assets as of December 31, 2021	$440,386	$1,293,624	$189,924

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
135

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Multi- Cap Core	Putnam VT Small Cap Growth	Putnam VT Small Cap Value
Net assets as of December 31, 2019	$168,051	$21,438	$155,600

Investment income (loss):
Dividend distributions	—	—	1,331
Investment Expenses:
Mortality and expense risk and administrative charges	(161)	(373)	(992)

Net investment income (loss)	(161)	(373)	339

Increase (decrease) in net assets from operations:
Capital gain distributions	—	945	—
Realized capital gain (loss) on investments	(31,379)	691	(11,127)
Change in unrealized appreciation (depreciation)	(20,797)	10,023	19,032

Net gain (loss) on investments	(52,176)	11,659	7,905

Net increase (decrease) in net assets from operations	(52,337)	11,286	8,244

Contract owner transactions:
Variable annuity deposits	—	—	7,311
Terminations, withdrawals and annuity payments	(211)	(4)	(5,203)
Transfers between subaccounts, net	(115,418)	(1,384)	1,524
Maintenance charges and mortality adjustments	(85)	(84)	(498)

Increase (decrease) in net assets from contract transactions	(115,714)	(1,472)	3,134

Total increase (decrease) in net assets	(168,051)	9,814	11,378

Net assets as of December 31, 2020	$—	$31,252	$166,978

Investment income (loss):
Dividend distributions	—	—	4,457
Investment Expenses:
Mortality and expense risk and administrative charges	(345)	(487)	(4,603)

Net investment income (loss)	(345)	(487)	(146)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,516	—
Realized capital gain (loss) on investments	9	156	20,498
Change in unrealized appreciation (depreciation)	3,328	1,632	119,840

Net gain (loss) on investments	3,337	4,304	140,338

Net increase (decrease) in net assets from operations	2,992	3,817	140,192

Contract owner transactions:
Variable annuity deposits	49,921	—	37,630
Terminations, withdrawals and annuity payments	—	—	(82,186)
Transfers between subaccounts, net	—	—	1,217,589
Maintenance charges and mortality adjustments	(9)	(123)	(1,147)

Increase (decrease) in net assets from contract transactions	49,912	(123)	1,171,886

Total increase (decrease) in net assets	52,904	3,694	1,312,078

Net assets as of December 31, 2021	$52,904	$34,946	$1,479,056

The accompanying notes are an integral part of these financial statements.
136

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Redwood Managed Volatility	Royce Micro-Cap	Royce Opportunity
Net assets as of December 31, 2019	$1,213,829	$4,148,364	$2,506,615

Investment income (loss):
Dividend distributions	19,126	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,072)	(32,891)	(19,779)

Net investment income (loss)	10,054	(32,891)	(19,779)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	51,619	—
Realized capital gain (loss) on investments	13,510	(1,000,725)	(81,016)
Change in unrealized appreciation (depreciation)	34,579	890,383	777,354

Net gain (loss) on investments	48,089	(58,723)	696,338

Net increase (decrease) in net assets from operations	58,143	(91,614)	676,559

Contract owner transactions:
Variable annuity deposits	—	193,350	82,451
Terminations, withdrawals and annuity payments	(69,176)	(397,658)	(172,569)
Transfers between subaccounts, net	(690,213)	161,882	52,194
Maintenance charges and mortality adjustments	(147)	(17,813)	(3,531)

Increase (decrease) in net assets from contract transactions	(759,536)	(60,239)	(41,455)

Total increase (decrease) in net assets	(701,393)	(151,853)	635,104

Net assets as of December 31, 2020	$512,436	$3,996,511	$3,141,719

Investment income (loss):
Dividend distributions	11,994	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,844)	(44,092)	(33,705)

Net investment income (loss)	8,150	(44,092)	(33,705)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	211,411	671,403
Realized capital gain (loss) on investments	557	636,320	341,746
Change in unrealized appreciation (depreciation)	1,129	745,087	(66,023)

Net gain (loss) on investments	1,686	1,592,818	947,126

Net increase (decrease) in net assets from operations	9,836	1,548,726	913,421

Contract owner transactions:
Variable annuity deposits	—	165,883	126,409
Terminations, withdrawals and annuity payments	(10,651)	(469,984)	(424,811)
Transfers between subaccounts, net	10,461	(352,938)	(213,962)
Maintenance charges and mortality adjustments	(384)	(23,621)	(5,200)

Increase (decrease) in net assets from contract transactions	(574)	(680,660)	(517,564)

Total increase (decrease) in net assets	9,262	868,066	395,857

Net assets as of December 31, 2021	$521,698	$4,864,577	$3,537,576

The accompanying notes are an integral part of these financial statements.
137

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Royce Small-Cap Value	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2019	$1,268,488	$1,390,148	$1,671,521

Investment income (loss):
Dividend distributions	17,810	4,958	19,691
Investment Expenses:
Mortality and expense risk and administrative charges	(8,359)	(7,116)	(20,446)

Net investment income (loss)	9,451	(2,158)	(755)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,917	—	12,607
Realized capital gain (loss) on investments	(79,806)	(218,084)	15,461
Change in unrealized appreciation (depreciation)	(74,841)	(89,327)	270,252

Net gain (loss) on investments	(132,730)	(307,411)	298,320

Net increase (decrease) in net assets from operations	(123,279)	(309,569)	297,565

Contract owner transactions:
Variable annuity deposits	35,954	—	100,294
Terminations, withdrawals and annuity payments	(84,284)	(356,902)	(186,094)
Transfers between subaccounts, net	(42,288)	(164,908)	537,527
Maintenance charges and mortality adjustments	(2,491)	(3,563)	(8,411)

Increase (decrease) in net assets from contract transactions	(93,109)	(525,373)	443,316

Total increase (decrease) in net assets	(216,388)	(834,942)	740,881

Net assets as of December 31, 2020	$1,052,100	$555,206	$2,412,402

Investment income (loss):
Dividend distributions	—	10,145	16,970
Investment Expenses:
Mortality and expense risk and administrative charges	(10,505)	(14,258)	(28,145)

Net investment income (loss)	(10,505)	(4,113)	(11,175)

Increase (decrease) in net assets from operations:
Capital gain distributions	65,020	—	75,236
Realized capital gain (loss) on investments	6,365	164,471	359,364
Change in unrealized appreciation (depreciation)	211,621	64,354	(22,417)

Net gain (loss) on investments	283,006	228,825	412,183

Net increase (decrease) in net assets from operations	272,501	224,712	401,008

Contract owner transactions:
Variable annuity deposits	23,724	23,552	53,851
Terminations, withdrawals and annuity payments	(148,573)	(170,869)	(256,633)
Transfers between subaccounts, net	(2,212)	399,270	(930,936)
Maintenance charges and mortality adjustments	(3,354)	(6,943)	(12,150)

Increase (decrease) in net assets from contract transactions	(130,415)	245,010	(1,145,868)

Total increase (decrease) in net assets	142,086	469,722	(744,860)

Net assets as of December 31, 2021	$1,194,186	$1,024,928	$1,667,542

The accompanying notes are an integral part of these financial statements.
138

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2019	$2,928,424	$216,482	$1,735,569

Investment income (loss):
Dividend distributions	—	1,643	15,067
Investment Expenses:
Mortality and expense risk and administrative charges	(39,493)	(2,209)	(22,136)

Net investment income (loss)	(39,493)	(566)	(7,069)

Increase (decrease) in net assets from operations:
Capital gain distributions	261,859	—	23,557
Realized capital gain (loss) on investments	209,088	(27,308)	1,602
Change in unrealized appreciation (depreciation)	236,543	(6,936)	89,651

Net gain (loss) on investments	707,490	(34,244)	114,810

Net increase (decrease) in net assets from operations	667,997	(34,810)	107,741

Contract owner transactions:
Variable annuity deposits	12,412	339	34,987
Terminations, withdrawals and annuity payments	(291,921)	(8,024)	(108,892)
Transfers between subaccounts, net	(11,793)	95,429	1,170,528
Maintenance charges and mortality adjustments	(19,369)	(950)	(9,100)

Increase (decrease) in net assets from contract transactions	(310,671)	86,794	1,087,523

Total increase (decrease) in net assets	357,326	51,984	1,195,264

Net assets as of December 31, 2020	$3,285,750	$268,466	$2,930,833

Investment income (loss):
Dividend distributions	—	—	10,623
Investment Expenses:
Mortality and expense risk and administrative charges	(33,261)	(15,596)	(16,664)

Net investment income (loss)	(33,261)	(15,596)	(6,041)

Increase (decrease) in net assets from operations:
Capital gain distributions	238,758	—	971
Realized capital gain (loss) on investments	261,359	61,474	104,070
Change in unrealized appreciation (depreciation)	(447,721)	298,156	10,010

Net gain (loss) on investments	52,396	359,630	115,051

Net increase (decrease) in net assets from operations	19,135	344,034	109,010

Contract owner transactions:
Variable annuity deposits	196,149	1,730	12,172
Terminations, withdrawals and annuity payments	(547,834)	(207,853)	(133,957)
Transfers between subaccounts, net	2,631,271	1,303,249	(1,631,513)
Maintenance charges and mortality adjustments	(17,772)	(7,467)	(8,044)

Increase (decrease) in net assets from contract transactions	2,261,814	1,089,659	(1,761,342)

Total increase (decrease) in net assets	2,280,949	1,433,693	(1,652,332)

Net assets as of December 31, 2021	$5,566,699	$1,702,159	$1,278,501

The accompanying notes are an integral part of these financial statements.
139

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Dow 2x Strategy (d)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2019	$2,302,938	$939,847	$1,078,416

Investment income (loss):
Dividend distributions	19,451	—	15,727
Investment Expenses:
Mortality and expense risk and administrative charges	(25,060)	(9,410)	(13,637)

Net investment income (loss)	(5,609)	(9,410)	2,090

Increase (decrease) in net assets from operations:
Capital gain distributions	282,683	11,312	—
Realized capital gain (loss) on investments	(605,608)	78,298	(339,206)
Change in unrealized appreciation (depreciation)	(93,483)	236,969	74,672

Net gain (loss) on investments	(416,408)	326,579	(264,534)

Net increase (decrease) in net assets from operations	(422,017)	317,169	(262,444)

Contract owner transactions:
Variable annuity deposits	3,670	9,074	32,019
Terminations, withdrawals and annuity payments	(239,472)	(119,704)	(128,248)
Transfers between subaccounts, net	215,642	(96,217)	542,960
Maintenance charges and mortality adjustments	(8,951)	(5,880)	(5,172)

Increase (decrease) in net assets from contract transactions	(29,111)	(212,727)	441,559

Total increase (decrease) in net assets	(451,128)	104,442	179,115

Net assets as of December 31, 2020	$1,851,810	$1,044,289	$1,257,531

Investment income (loss):
Dividend distributions	—	—	34,550
Investment Expenses:
Mortality and expense risk and administrative charges	(19,245)	(11,438)	(56,118)

Net investment income (loss)	(19,245)	(11,438)	(21,568)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	47,662	—
Realized capital gain (loss) on investments	356,546	218,867	722,848
Change in unrealized appreciation (depreciation)	175,164	50,563	594,837

Net gain (loss) on investments	531,710	317,092	1,317,685

Net increase (decrease) in net assets from operations	512,465	305,654	1,296,117

Contract owner transactions:
Variable annuity deposits	24,111	41,535	45,030
Terminations, withdrawals and annuity payments	(496,113)	(250,573)	(234,244)
Transfers between subaccounts, net	(538,996)	733,639	1,944,541
Maintenance charges and mortality adjustments	(8,362)	(6,724)	(34,929)

Increase (decrease) in net assets from contract transactions	(1,019,360)	517,877	1,720,398

Total increase (decrease) in net assets	(506,895)	823,531	3,016,515

Net assets as of December 31, 2021	$1,344,915	$1,867,820	$4,274,046

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
140

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy (d)	Rydex VIF Financial Services
Net assets as of December 31, 2019	$354,332	$719,271	$1,329,990

Investment income (loss):
Dividend distributions	3,594	10,459	7,209
Investment Expenses:
Mortality and expense risk and administrative charges	(4,533)	(7,309)	(10,723)

Net investment income (loss)	(939)	3,150	(3,514)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	27,145
Realized capital gain (loss) on investments	(147,935)	(18,138)	(59,374)
Change in unrealized appreciation (depreciation)	71,302	(3,060)	8,700

Net gain (loss) on investments	(76,633)	(21,198)	(23,529)

Net increase (decrease) in net assets from operations	(77,572)	(18,048)	(27,043)

Contract owner transactions:
Variable annuity deposits	17,583	56	106,219
Terminations, withdrawals and annuity payments	(45,446)	(51,304)	(135,104)
Transfers between subaccounts, net	185,303	(10,677)	609,710
Maintenance charges and mortality adjustments	(1,495)	(3,108)	(4,481)

Increase (decrease) in net assets from contract transactions	155,945	(65,033)	576,344

Total increase (decrease) in net assets	78,373	(83,081)	549,301

Net assets as of December 31, 2020	$432,705	$636,190	$1,879,291

Investment income (loss):
Dividend distributions	5,904	1,554	4,005
Investment Expenses:
Mortality and expense risk and administrative charges	(49,495)	(8,384)	(18,710)

Net investment income (loss)	(43,591)	(6,830)	(14,705)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	23,860
Realized capital gain (loss) on investments	57,373	73,581	438,364
Change in unrealized appreciation (depreciation)	(315,224)	27,947	31,828

Net gain (loss) on investments	(257,851)	101,528	494,052

Net increase (decrease) in net assets from operations	(301,442)	94,698	479,347

Contract owner transactions:
Variable annuity deposits	14,814	34,004	425
Terminations, withdrawals and annuity payments	(57,672)	(126,598)	(252,777)
Transfers between subaccounts, net	4,487,601	(3,590)	(640,895)
Maintenance charges and mortality adjustments	(35,201)	(2,787)	(8,283)

Increase (decrease) in net assets from contract transactions	4,409,542	(98,971)	(901,530)

Total increase (decrease) in net assets	4,108,100	(4,273)	(422,183)

Net assets as of December 31, 2021	$4,540,805	$631,917	$1,457,108

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
141

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy (d)	Rydex VIF Health Care	Rydex VIF High Yield Strategy
Net assets as of December 31, 2019	$879,462	$3,489,312	$3,386,344

Investment income (loss):
Dividend distributions	1,957	—	1,394
Investment Expenses:
Mortality and expense risk and administrative charges	(20,203)	(45,641)	(3,360)

Net investment income (loss)	(18,246)	(45,641)	(1,966)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	104,591	112
Realized capital gain (loss) on investments	176,061	144,181	33,353
Change in unrealized appreciation (depreciation)	92,929	441,101	(27,693)

Net gain (loss) on investments	268,990	689,873	5,772

Net increase (decrease) in net assets from operations	250,744	644,232	3,806

Contract owner transactions:
Variable annuity deposits	29,235	12,813	—
Terminations, withdrawals and annuity payments	(240,945)	(236,153)	(2,221)
Transfers between subaccounts, net	449,536	902,567	(3,364,791)
Maintenance charges and mortality adjustments	(5,804)	(22,439)	(19)

Increase (decrease) in net assets from contract transactions	232,022	656,788	(3,367,031)

Total increase (decrease) in net assets	482,766	1,301,020	(3,363,225)

Net assets as of December 31, 2020	$1,362,228	$4,790,332	$23,119

Investment income (loss):
Dividend distributions	4,690	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,486)	(41,741)	(3,308)

Net investment income (loss)	(9,796)	(41,741)	(3,308)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	185,863	—
Realized capital gain (loss) on investments	(34,005)	625,334	243
Change in unrealized appreciation (depreciation)	(65,334)	(230,703)	5,004

Net gain (loss) on investments	(99,339)	580,494	5,247

Net increase (decrease) in net assets from operations	(109,135)	538,753	1,939

Contract owner transactions:
Variable annuity deposits	268,911	23,582	—
Terminations, withdrawals and annuity payments	(140,061)	(469,873)	—
Transfers between subaccounts, net	(47,360)	(1,496,918)	238,729
Maintenance charges and mortality adjustments	(3,920)	(20,397)	(49)

Increase (decrease) in net assets from contract transactions	77,570	(1,963,606)	238,680

Total increase (decrease) in net assets	(31,565)	(1,424,853)	240,619

Net assets as of December 31, 2021	$1,330,663	$3,365,479	$263,738

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
142

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy (d)	Rydex VIF Inverse Government Long Bond Strategy (d)
Net assets as of December 31, 2019	$2,320,006	$126,744	$363,389

Investment income (loss):
Dividend distributions	—	4,916	691
Investment Expenses:
Mortality and expense risk and administrative charges	(26,987)	(4,651)	(3,060)

Net investment income (loss)	(26,987)	265	(2,369)

Increase (decrease) in net assets from operations:
Capital gain distributions	31,295	—	—
Realized capital gain (loss) on investments	318,557	(480,635)	(88,764)
Change in unrealized appreciation (depreciation)	580,243	(112,637)	8,360

Net gain (loss) on investments	930,095	(593,272)	(80,404)

Net increase (decrease) in net assets from operations	903,108	(593,007)	(82,773)

Contract owner transactions:
Variable annuity deposits	47,879	330	577
Terminations, withdrawals and annuity payments	(237,890)	(132,430)	(18,616)
Transfers between subaccounts, net	171,641	864,087	(8,463)
Maintenance charges and mortality adjustments	(13,540)	(1,294)	(1,010)

Increase (decrease) in net assets from contract transactions	(31,910)	730,693	(27,512)

Total increase (decrease) in net assets	871,198	137,686	(110,285)

Net assets as of December 31, 2020	$3,191,204	$264,430	$253,104

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(21,023)	(3,179)	(3,297)

Net investment income (loss)	(21,023)	(3,179)	(3,297)

Increase (decrease) in net assets from operations:
Capital gain distributions	149,813	—	—
Realized capital gain (loss) on investments	685,746	(37,022)	(7,059)
Change in unrealized appreciation (depreciation)	(712,596)	(68,353)	21,974

Net gain (loss) on investments	122,963	(105,375)	14,915

Net increase (decrease) in net assets from operations	101,940	(108,554)	11,618

Contract owner transactions:
Variable annuity deposits	32,067	3	1,761
Terminations, withdrawals and annuity payments	(443,750)	(4,100)	(10,815)
Transfers between subaccounts, net	(1,865,697)	43,046	(55,252)
Maintenance charges and mortality adjustments	(10,579)	(506)	(1,450)

Increase (decrease) in net assets from contract transactions	(2,287,959)	38,443	(65,756)

Total increase (decrease) in net assets	(2,186,019)	(70,111)	(54,138)

Net assets as of December 31, 2021	$1,005,185	$194,319	$198,966

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
143

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Inverse Mid-Cap Strategy (d)	Rydex VIF Inverse NASDAQ-100® Strategy (d)	Rydex VIF Inverse Russell 2000® Strategy (d)
Net assets as of December 31, 2019	$10,424	$63,898	$28,102

Investment income (loss):
Dividend distributions	100	4,887	871
Investment Expenses:
Mortality and expense risk and administrative charges	(155)	(1,179)	(1,271)

Net investment income (loss)	(55)	3,708	(400)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(730)	(152,555)	(42,802)
Change in unrealized appreciation (depreciation)	(1,294)	(751)	(46,485)

Net gain (loss) on investments	(2,024)	(153,306)	(89,287)

Net increase (decrease) in net assets from operations	(2,079)	(149,598)	(89,687)

Contract owner transactions:
Variable annuity deposits	—	106,449	109
Terminations, withdrawals and annuity payments	(917)	(192,069)	(4,874)
Transfers between subaccounts, net	1,006	223,081	137,232
Maintenance charges and mortality adjustments	(72)	(475)	(930)

Increase (decrease) in net assets from contract transactions	17	136,986	131,537

Total increase (decrease) in net assets	(2,062)	(12,612)	41,850

Net assets as of December 31, 2020	$8,362	$51,286	$69,952

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(108)	(1,079)	(1,032)

Net investment income (loss)	(108)	(1,079)	(1,032)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,037)	(34,617)	(55,478)
Change in unrealized appreciation (depreciation)	1,629	(18,841)	39,959

Net gain (loss) on investments	(1,408)	(53,458)	(15,519)

Net increase (decrease) in net assets from operations	(1,516)	(54,537)	(16,551)

Contract owner transactions:
Variable annuity deposits	5,030	73,368	10,329
Terminations, withdrawals and annuity payments	(5,180)	(40,050)	(4,917)
Transfers between subaccounts, net	1,088	613,129	14,200
Maintenance charges and mortality adjustments	(91)	(366)	(772)

Increase (decrease) in net assets from contract transactions	847	646,081	18,840

Total increase (decrease) in net assets	(669)	591,544	2,289

Net assets as of December 31, 2021	$7,693	$642,830	$72,241

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
144

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy (d)	Rydex VIF Japan 2x Strategy (d)	Rydex VIF Leisure
Net assets as of December 31, 2019	$204,313	$577,247	$496,889

Investment income (loss):
Dividend distributions	4,265	5,153	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,289)	(5,952)	(5,131)

Net investment income (loss)	976	(799)	(5,131)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	17,240
Realized capital gain (loss) on investments	(109,165)	18,552	2,301
Change in unrealized appreciation (depreciation)	(16,074)	143,231	46,167

Net gain (loss) on investments	(125,239)	161,783	65,708

Net increase (decrease) in net assets from operations	(124,263)	160,984	60,577

Contract owner transactions:
Variable annuity deposits	189	3,177	1,480
Terminations, withdrawals and annuity payments	(192,662)	(29,505)	(64,909)
Transfers between subaccounts, net	298,718	(217,445)	(19,894)
Maintenance charges and mortality adjustments	(1,435)	(4,063)	(3,071)

Increase (decrease) in net assets from contract transactions	104,810	(247,836)	(86,394)

Total increase (decrease) in net assets	(19,453)	(86,852)	(25,817)

Net assets as of December 31, 2020	$184,860	$490,395	$471,072

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,726)	(5,637)	(8,369)

Net investment income (loss)	(1,726)	(5,637)	(8,369)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	8,277
Realized capital gain (loss) on investments	(54,101)	30,218	71,057
Change in unrealized appreciation (depreciation)	12,042	(90,252)	(109,860)

Net gain (loss) on investments	(42,059)	(60,034)	(30,526)

Net increase (decrease) in net assets from operations	(43,785)	(65,671)	(38,895)

Contract owner transactions:
Variable annuity deposits	75	500	13,266
Terminations, withdrawals and annuity payments	(16,136)	(31,129)	(77,199)
Transfers between subaccounts, net	2,249	(30,624)	50,982
Maintenance charges and mortality adjustments	(1,079)	(3,581)	(3,765)

Increase (decrease) in net assets from contract transactions	(14,891)	(64,834)	(16,716)

Total increase (decrease) in net assets	(58,676)	(130,505)	(55,611)

Net assets as of December 31, 2021	$126,184	$359,890	$415,461

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
145

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Mid- Cap 1.5x Strategy (d)	Rydex VIF Money Market	Rydex VIF NASDAQ-100®
Net assets as of December 31, 2019	$1,305,513	$43,961,783	$11,765,578

Investment income (loss):
Dividend distributions	7,767	29,276	36,032
Investment Expenses:
Mortality and expense risk and administrative charges	(11,226)	(651,919)	(124,116)

Net investment income (loss)	(3,459)	(622,643)	(88,084)

Increase (decrease) in net assets from operations:
Capital gain distributions	28,950	3,417	1,437,876
Realized capital gain (loss) on investments	(220,594)	(1)	960,627
Change in unrealized appreciation (depreciation)	136,749	1	472,552

Net gain (loss) on investments	(54,895)	3,417	2,871,055

Net increase (decrease) in net assets from operations	(58,354)	(619,226)	2,782,971

Contract owner transactions:
Variable annuity deposits	23,474	6,045,495	20,902
Terminations, withdrawals and annuity payments	(148,105)	(8,227,639)	(771,026)
Transfers between subaccounts, net	(65,675)	7,675,979	(6,760,677)
Maintenance charges and mortality adjustments	(5,144)	(185,904)	(60,016)

Increase (decrease) in net assets from contract transactions	(195,450)	5,307,931	(7,570,817)

Total increase (decrease) in net assets	(253,804)	4,688,705	(4,787,846)

Net assets as of December 31, 2020	$1,051,709	$48,650,488	$6,977,732

Investment income (loss):
Dividend distributions	—	473	—
Investment Expenses:
Mortality and expense risk and administrative charges	(13,193)	(647,678)	(98,342)

Net investment income (loss)	(13,193)	(647,205)	(98,342)

Increase (decrease) in net assets from operations:
Capital gain distributions	175,149	89	540,178
Realized capital gain (loss) on investments	121,614	—	1,049,497
Change in unrealized appreciation (depreciation)	24,986	—	(140,344)

Net gain (loss) on investments	321,749	89	1,449,331

Net increase (decrease) in net assets from operations	308,556	(647,116)	1,350,989

Contract owner transactions:
Variable annuity deposits	46,550	13,843,148	268,415
Terminations, withdrawals and annuity payments	(249,107)	(13,286,475)	(633,790)
Transfers between subaccounts, net	(233,110)	1,920,683	3,263,835
Maintenance charges and mortality adjustments	(5,753)	(157,650)	(38,667)

Increase (decrease) in net assets from contract transactions	(441,420)	2,319,706	2,859,793

Total increase (decrease) in net assets	(132,864)	1,672,590	4,210,782

Net assets as of December 31, 2021	$918,845	$50,323,078	$11,188,514

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
146

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF NASDAQ-100® 2x Strategy (d)	Rydex VIF Nova (d)	Rydex VIF Precious Metals
Net assets as of December 31, 2019	$10,247,373	$2,770,551	$4,255,233

Investment income (loss):
Dividend distributions	26,371	14,861	219,780
Investment Expenses:
Mortality and expense risk and administrative charges	(150,570)	(26,011)	(58,512)

Net investment income (loss)	(124,199)	(11,150)	161,268

Increase (decrease) in net assets from operations:
Capital gain distributions	1,899,346	174,336	—
Realized capital gain (loss) on investments	4,333,122	210,669	365,483
Change in unrealized appreciation (depreciation)	2,778,319	837	298,324

Net gain (loss) on investments	9,010,787	385,842	663,807

Net increase (decrease) in net assets from operations	8,886,588	374,692	825,075

Contract owner transactions:
Variable annuity deposits	291,062	—	117,968
Terminations, withdrawals and annuity payments	(835,556)	(531,562)	(646,860)
Transfers between subaccounts, net	(4,490,760)	(213,697)	184,253
Maintenance charges and mortality adjustments	(75,263)	(11,351)	(21,885)

Increase (decrease) in net assets from contract transactions	(5,110,517)	(756,610)	(366,524)

Total increase (decrease) in net assets	3,776,071	(381,918)	458,551

Net assets as of December 31, 2020	$14,023,444	$2,388,633	$4,713,784

Investment income (loss):
Dividend distributions	—	9,348	155,241
Investment Expenses:
Mortality and expense risk and administrative charges	(128,239)	(33,130)	(53,028)

Net investment income (loss)	(128,239)	(23,782)	102,213

Increase (decrease) in net assets from operations:
Capital gain distributions	1,135,784	111,958	—
Realized capital gain (loss) on investments	4,947,415	502,263	245,649
Change in unrealized appreciation (depreciation)	(1,342,404)	263,474	(806,316)

Net gain (loss) on investments	4,740,795	877,695	(560,667)

Net increase (decrease) in net assets from operations	4,612,556	853,913	(458,454)

Contract owner transactions:
Variable annuity deposits	440	2,801	88,270
Terminations, withdrawals and annuity payments	(2,043,085)	(306,348)	(515,336)
Transfers between subaccounts, net	(5,891,039)	338,337	(72,562)
Maintenance charges and mortality adjustments	(42,251)	(14,223)	(18,670)

Increase (decrease) in net assets from contract transactions	(7,975,935)	20,567	(518,298)

Total increase (decrease) in net assets	(3,363,379)	874,480	(976,752)

Net assets as of December 31, 2021	$10,660,065	$3,263,113	$3,737,032

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
147

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy (d)
Net assets as of December 31, 2019	$4,841,119	$817,853	$789,623

Investment income (loss):
Dividend distributions	94,355	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(33,387)	(8,565)	(11,417)

Net investment income (loss)	60,968	(8,565)	(11,417)

Increase (decrease) in net assets from operations:
Capital gain distributions	87,439	—	21,807
Realized capital gain (loss) on investments	6,123	75,493	360,338
Change in unrealized appreciation (depreciation)	(301,356)	179,828	169,047

Net gain (loss) on investments	(207,794)	255,321	551,192

Net increase (decrease) in net assets from operations	(146,826)	246,756	539,775

Contract owner transactions:
Variable annuity deposits	4,533	15	—
Terminations, withdrawals and annuity payments	(335,579)	(31,950)	(53,451)
Transfers between subaccounts, net	(2,152,044)	113,920	111,848
Maintenance charges and mortality adjustments	(15,665)	(4,473)	(8,028)

Increase (decrease) in net assets from contract transactions	(2,498,755)	77,512	50,369

Total increase (decrease) in net assets	(2,645,581)	324,268	590,144

Net assets as of December 31, 2020	$2,195,538	$1,142,121	$1,379,767

Investment income (loss):
Dividend distributions	16,498	—	783
Investment Expenses:
Mortality and expense risk and administrative charges	(29,572)	(8,077)	(11,291)

Net investment income (loss)	(13,074)	(8,077)	(10,508)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	39,636	229,619
Realized capital gain (loss) on investments	209,089	219,387	152,964
Change in unrealized appreciation (depreciation)	479,970	(151,960)	(201,765)

Net gain (loss) on investments	689,059	107,063	180,818

Net increase (decrease) in net assets from operations	675,985	98,986	170,310

Contract owner transactions:
Variable annuity deposits	22,289	—	15,123
Terminations, withdrawals and annuity payments	(376,624)	(128,186)	(94,937)
Transfers between subaccounts, net	201,840	(564,136)	403,600
Maintenance charges and mortality adjustments	(14,335)	(4,668)	(5,774)

Increase (decrease) in net assets from contract transactions	(166,830)	(696,990)	318,012

Total increase (decrease) in net assets	509,155	(598,004)	488,322

Net assets as of December 31, 2021	$2,704,693	$544,117	$1,868,089

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
148

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Russell 2000® 2x Strategy (d)	Rydex VIF S&P 500 2x Strategy (d)	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2019	$1,376,187	$4,699,334	$5,194,166

Investment income (loss):
Dividend distributions	13,749	54,349	—
Investment Expenses:
Mortality and expense risk and administrative charges	(30,306)	(63,372)	(48,369)

Net investment income (loss)	(16,557)	(9,023)	(48,369)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,304,937	786,530
Realized capital gain (loss) on investments	545,288	(239,414)	22,319
Change in unrealized appreciation (depreciation)	450,021	58,737	45,453

Net gain (loss) on investments	995,309	1,124,260	854,302

Net increase (decrease) in net assets from operations	978,752	1,115,237	805,933

Contract owner transactions:
Variable annuity deposits	37,698	31,533	15,703
Terminations, withdrawals and annuity payments	(229,927)	(321,913)	(384,699)
Transfers between subaccounts, net	10,228,694	(1,450,154)	(1,681,959)
Maintenance charges and mortality adjustments	(14,171)	(28,940)	(21,039)

Increase (decrease) in net assets from contract transactions	10,022,294	(1,769,474)	(2,071,994)

Total increase (decrease) in net assets	11,001,046	(654,237)	(1,266,061)

Net assets as of December 31, 2020	$12,377,233	$4,045,097	$3,928,105

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(60,448)	(51,854)	(61,206)

Net investment income (loss)	(60,448)	(51,854)	(61,206)

Increase (decrease) in net assets from operations:
Capital gain distributions	333,586	—	20,946
Realized capital gain (loss) on investments	51,033	1,778,442	470,702
Change in unrealized appreciation (depreciation)	(592,070)	827,213	689,370

Net gain (loss) on investments	(207,451)	2,605,655	1,181,018

Net increase (decrease) in net assets from operations	(267,899)	2,553,801	1,119,812

Contract owner transactions:
Variable annuity deposits	93	6,392	57,692
Terminations, withdrawals and annuity payments	(358,302)	(573,177)	(507,358)
Transfers between subaccounts, net	(10,675,030)	1,558,259	2,928,259
Maintenance charges and mortality adjustments	(46,839)	(22,702)	(23,138)

Increase (decrease) in net assets from contract transactions	(11,080,078)	968,772	2,455,455

Total increase (decrease) in net assets	(11,347,977)	3,522,573	3,575,267

Net assets as of December 31, 2021	$1,029,256	$7,567,670	$7,503,372

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
149

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2019	$8,442,234	$2,317,075	$1,396,528

Investment income (loss):
Dividend distributions	115,343	—	4,318
Investment Expenses:
Mortality and expense risk and administrative charges	(65,791)	(28,759)	(12,194)

Net investment income (loss)	49,552	(28,759)	(7,876)

Increase (decrease) in net assets from operations:
Capital gain distributions	443,259	104,336	39,647
Realized capital gain (loss) on investments	(170,501)	10,211	(53,802)
Change in unrealized appreciation (depreciation)	317,300	597,951	106,729

Net gain (loss) on investments	590,058	712,498	92,574

Net increase (decrease) in net assets from operations	639,610	683,739	84,698

Contract owner transactions:
Variable annuity deposits	24,839	122,916	103,655
Terminations, withdrawals and annuity payments	(727,524)	(346,537)	(132,301)
Transfers between subaccounts, net	34,976	363,832	1,314,673
Maintenance charges and mortality adjustments	(32,759)	(11,649)	(7,565)

Increase (decrease) in net assets from contract transactions	(700,468)	128,562	1,278,462

Total increase (decrease) in net assets	(60,858)	812,301	1,363,160

Net assets as of December 31, 2020	$8,381,376	$3,129,376	$2,759,688

Investment income (loss):
Dividend distributions	49,691	—	2,853
Investment Expenses:
Mortality and expense risk and administrative charges	(99,244)	(33,981)	(43,506)

Net investment income (loss)	(49,553)	(33,981)	(40,653)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,452	202,282	131,259
Realized capital gain (loss) on investments	1,856,121	403,464	466,636
Change in unrealized appreciation (depreciation)	713,712	(355,624)	285,674

Net gain (loss) on investments	2,597,285	250,122	883,569

Net increase (decrease) in net assets from operations	2,547,732	216,141	842,916

Contract owner transactions:
Variable annuity deposits	297,083	51,933	79,838
Terminations, withdrawals and annuity payments	(1,502,113)	(466,594)	(409,199)
Transfers between subaccounts, net	(2,784,364)	(635,354)	(206,894)
Maintenance charges and mortality adjustments	(43,221)	(13,311)	(12,339)

Increase (decrease) in net assets from contract transactions	(4,032,615)	(1,063,326)	(548,594)

Total increase (decrease) in net assets	(1,484,883)	(847,185)	294,322

Net assets as of December 31, 2021	$6,896,493	$2,282,191	$3,054,010

The accompanying notes are an integral part of these financial statements.
150

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy (d)
Net assets as of December 31, 2019	$1,882,305	$1,147,321	$242,829

Investment income (loss):
Dividend distributions	—	—	5,836
Investment Expenses:
Mortality and expense risk and administrative charges	(19,456)	(9,239)	(6,842)

Net investment income (loss)	(19,456)	(9,239)	(1,006)

Increase (decrease) in net assets from operations:
Capital gain distributions	73,038	—	—
Realized capital gain (loss) on investments	(136,198)	(149,724)	(9,388)
Change in unrealized appreciation (depreciation)	345,166	53,537	(111,313)

Net gain (loss) on investments	282,006	(96,187)	(120,701)

Net increase (decrease) in net assets from operations	262,550	(105,426)	(121,707)

Contract owner transactions:
Variable annuity deposits	8,971	81,627	351
Terminations, withdrawals and annuity payments	(181,057)	(124,813)	(56,422)
Transfers between subaccounts, net	852,427	1,424,673	546,419
Maintenance charges and mortality adjustments	(8,713)	(6,905)	(1,815)

Increase (decrease) in net assets from contract transactions	671,628	1,374,582	488,533

Total increase (decrease) in net assets	934,178	1,269,156	366,826

Net assets as of December 31, 2020	$2,816,483	$2,416,477	$609,655

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(40,895)	(72,250)	(8,708)

Net investment income (loss)	(40,895)	(72,250)	(8,708)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,852	—	—
Realized capital gain (loss) on investments	496,144	2,616,651	(8,982)
Change in unrealized appreciation (depreciation)	(179,383)	384,444	75,901

Net gain (loss) on investments	331,613	3,001,095	66,919

Net increase (decrease) in net assets from operations	290,718	2,928,845	58,211

Contract owner transactions:
Variable annuity deposits	68,557	84,560	—
Terminations, withdrawals and annuity payments	(446,585)	(223,384)	(20,797)
Transfers between subaccounts, net	(609,210)	(269,000)	(801)
Maintenance charges and mortality adjustments	(9,453)	(32,576)	(1,710)

Increase (decrease) in net assets from contract transactions	(996,691)	(440,400)	(23,308)

Total increase (decrease) in net assets	(705,973)	2,488,445	34,903

Net assets as of December 31, 2021	$2,110,510	$4,904,922	$644,558

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
151

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation
Net assets as of December 31, 2019	$4,179,299	$691,507	$321,919

Investment income (loss):
Dividend distributions	—	6,266	529
Investment Expenses:
Mortality and expense risk and administrative charges	(49,445)	(8,093)	(4,257)

Net investment income (loss)	(49,445)	(1,827)	(3,728)

Increase (decrease) in net assets from operations:
Capital gain distributions	98,254	—	10,111
Realized capital gain (loss) on investments	555,378	1,954	1,018
Change in unrealized appreciation (depreciation)	1,034,881	39,029	111,865

Net gain (loss) on investments	1,688,513	40,983	122,994

Net increase (decrease) in net assets from operations	1,639,068	39,156	119,266

Contract owner transactions:
Variable annuity deposits	43,814	1,543	911
Terminations, withdrawals and annuity payments	(322,308)	(20,895)	(12,342)
Transfers between subaccounts, net	(715,627)	(84,596)	199,704
Maintenance charges and mortality adjustments	(20,772)	(3,671)	(2,243)

Increase (decrease) in net assets from contract transactions	(1,014,893)	(107,619)	186,030

Total increase (decrease) in net assets	624,175	(68,463)	305,296

Net assets as of December 31, 2020	$4,803,474	$623,044	$627,215

Investment income (loss):
Dividend distributions	—	5,326	—
Investment Expenses:
Mortality and expense risk and administrative charges	(49,565)	(8,994)	(6,842)

Net investment income (loss)	(49,565)	(3,668)	(6,842)

Increase (decrease) in net assets from operations:
Capital gain distributions	235,325	—	56,966
Realized capital gain (loss) on investments	845,915	33,668	39,899
Change in unrealized appreciation (depreciation)	(378,125)	22,255	5,139

Net gain (loss) on investments	703,115	55,923	102,004

Net increase (decrease) in net assets from operations	653,550	52,255	95,162

Contract owner transactions:
Variable annuity deposits	81,558	3,011	11,851
Terminations, withdrawals and annuity payments	(707,890)	(24,774)	(40,258)
Transfers between subaccounts, net	(908,683)	(35)	(163,130)
Maintenance charges and mortality adjustments	(21,557)	(4,046)	(3,290)

Increase (decrease) in net assets from contract transactions	(1,556,572)	(25,844)	(194,827)

Total increase (decrease) in net assets	(903,022)	26,411	(99,665)

Net assets as of December 31, 2021	$3,900,452	$649,455	$527,550

The accompanying notes are an integral part of these financial statements.
152

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy_(d)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2019	$5,436,315	$163,093	$2,806,288

Investment income (loss):
Dividend distributions	74,092	645	—
Investment Expenses:
Mortality and expense risk and administrative charges	(50,300)	(1,961)	(19,075)

Net investment income (loss)	23,792	(1,316)	(19,075)

Increase (decrease) in net assets from operations:
Capital gain distributions	65,388	—	81,025
Realized capital gain (loss) on investments	91,734	(3,971)	164,583
Change in unrealized appreciation (depreciation)	(544,054)	17,322	327,519

Net gain (loss) on investments	(386,932)	13,351	573,127

Net increase (decrease) in net assets from operations	(363,140)	12,035	554,052

Contract owner transactions:
Variable annuity deposits	148,973	5	247,763
Terminations, withdrawals and annuity payments	(354,602)	(8,259)	(276,280)
Transfers between subaccounts, net	(1,086,493)	1,272	(634,897)
Maintenance charges and mortality adjustments	(17,612)	(836)	(1,183)

Increase (decrease) in net assets from contract transactions	(1,309,734)	(7,818)	(664,597)

Total increase (decrease) in net assets	(1,672,874)	4,217	(110,545)

Net assets as of December 31, 2020	$3,763,441	$167,310	$2,695,743

Investment income (loss):
Dividend distributions	54,883	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(38,350)	(2,088)	(20,705)

Net investment income (loss)	16,533	(2,088)	(20,705)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	368,416
Realized capital gain (loss) on investments	52,278	(9,123)	234,789
Change in unrealized appreciation (depreciation)	365,331	(14,572)	(96,382)

Net gain (loss) on investments	417,609	(23,695)	506,823

Net increase (decrease) in net assets from operations	434,142	(25,783)	486,118

Contract owner transactions:
Variable annuity deposits	24,437	—	314,596
Terminations, withdrawals and annuity payments	(332,460)	(19,703)	(147,474)
Transfers between subaccounts, net	(279,090)	(14,998)	(199,305)
Maintenance charges and mortality adjustments	(13,353)	(925)	(2,828)

Increase (decrease) in net assets from contract transactions	(600,466)	(35,626)	(35,011)

Total increase (decrease) in net assets	(166,324)	(61,409)	451,107

Net assets as of December 31, 2021	$3,597,117	$105,901	$3,146,850

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
153

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	T. Rowe Price Growth Stock
Net assets as of December 31, 2019	$7,983,811	$608,763	$6,879,144

Investment income (loss):
Dividend distributions	66,340	10,845	—
Investment Expenses:
Mortality and expense risk and administrative charges	(69,485)	(3,826)	(63,824)

Net investment income (loss)	(3,145)	7,019	(63,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	513,027	11,622	261,237
Realized capital gain (loss) on investments	291,587	(8,987)	393,232
Change in unrealized appreciation (depreciation)	342,154	(14,207)	1,575,268

Net gain (loss) on investments	1,146,768	(11,572)	2,229,737

Net increase (decrease) in net assets from operations	1,143,623	(4,553)	2,165,913

Contract owner transactions:
Variable annuity deposits	202,697	60	194,643
Terminations, withdrawals and annuity payments	(847,503)	(10,784)	(816,517)
Transfers between subaccounts, net	(444,344)	(46,990)	(281,268)
Maintenance charges and mortality adjustments	(19,650)	(172)	(20,604)

Increase (decrease) in net assets from contract transactions	(1,108,800)	(57,886)	(923,746)

Total increase (decrease) in net assets	34,823	(62,439)	1,242,167

Net assets as of December 31, 2020	$8,018,634	$546,324	$8,121,311

Investment income (loss):
Dividend distributions	48,202	8,418	—
Investment Expenses:
Mortality and expense risk and administrative charges	(76,923)	(4,615)	(76,716)

Net investment income (loss)	(28,721)	3,803	(76,716)

Increase (decrease) in net assets from operations:
Capital gain distributions	641,300	54,126	748,357
Realized capital gain (loss) on investments	451,423	22,665	724,440
Change in unrealized appreciation (depreciation)	269,499	56,298	8,982

Net gain (loss) on investments	1,362,222	133,089	1,481,779

Net increase (decrease) in net assets from operations	1,333,501	136,892	1,405,063

Contract owner transactions:
Variable annuity deposits	152,069	45,057	195,878
Terminations, withdrawals and annuity payments	(1,165,253)	(137,032)	(1,362,934)
Transfers between subaccounts, net	(103,539)	181,029	43,058
Maintenance charges and mortality adjustments	(18,131)	(342)	(24,148)

Increase (decrease) in net assets from contract transactions	(1,134,854)	88,712	(1,148,146)

Total increase (decrease) in net assets	198,647	225,604	256,917

Net assets as of December 31, 2021	$8,217,281	$771,928	$8,378,228

The accompanying notes are an integral part of these financial statements.
154

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	T. Rowe Price Retirement 2010
Net assets as of December 31, 2019	$9,452,204	$41,120	$1,520

Investment income (loss):
Dividend distributions	—	715	21
Investment Expenses:
Mortality and expense risk and administrative charges	(83,848)	(493)	(14)

Net investment income (loss)	(83,848)	222	7

Increase (decrease) in net assets from operations:
Capital gain distributions	722,303	—	126
Realized capital gain (loss) on investments	365,692	15	2
Change in unrealized appreciation (depreciation)	1,736,472	1,076	21

Net gain (loss) on investments	2,824,467	1,091	149

Net increase (decrease) in net assets from operations	2,740,619	1,313	156

Contract owner transactions:
Variable annuity deposits	658,723	40,483	—
Terminations, withdrawals and annuity payments	(728,849)	(744)	—
Transfers between subaccounts, net	897,308	517	—
Maintenance charges and mortality adjustments	(24,035)	(33)	(5)

Increase (decrease) in net assets from contract transactions	803,147	40,223	(5)

Total increase (decrease) in net assets	3,543,766	41,536	151

Net assets as of December 31, 2020	$12,995,970	$82,656	$1,671

Investment income (loss):
Dividend distributions	—	945	24
Investment Expenses:
Mortality and expense risk and administrative charges	(109,810)	(650)	(17)

Net investment income (loss)	(109,810)	295	7

Increase (decrease) in net assets from operations:
Capital gain distributions	934,217	614	185
Realized capital gain (loss) on investments	623,279	397	1
Change in unrealized appreciation (depreciation)	129,331	(2,168)	(74)

Net gain (loss) on investments	1,686,827	(1,157)	112

Net increase (decrease) in net assets from operations	1,577,017	(862)	119

Contract owner transactions:
Variable annuity deposits	1,465,062	16,555	—
Terminations, withdrawals and annuity payments	(1,023,880)	(19,893)	—
Transfers between subaccounts, net	(189,456)	22,439	—
Maintenance charges and mortality adjustments	(31,625)	(134)	(6)

Increase (decrease) in net assets from contract transactions	220,101	18,967	(6)

Total increase (decrease) in net assets	1,797,118	18,105	113

Net assets as of December 31, 2021	$14,793,088	$100,761	$1,784

The accompanying notes are an integral part of these financial statements.
155

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025
Net assets as of December 31, 2019	$130,346	$106,182	$73,958

Investment income (loss):
Dividend distributions	1,814	1,531	610
Investment Expenses:
Mortality and expense risk and administrative charges	(1,222)	(1,057)	(554)

Net investment income (loss)	592	474	56

Increase (decrease) in net assets from operations:
Capital gain distributions	10,504	10,718	2,441
Realized capital gain (loss) on investments	482	13	(789)
Change in unrealized appreciation (depreciation)	3,810	4,310	3,275

Net gain (loss) on investments	14,796	15,041	4,927

Net increase (decrease) in net assets from operations	15,388	15,515	4,983

Contract owner transactions:
Variable annuity deposits	12,355	11,488	1,827
Terminations, withdrawals and annuity payments	(321)	(271)	(15,581)
Transfers between subaccounts, net	(4,563)	6,500	—
Maintenance charges and mortality adjustments	(54)	(479)	(964)

Increase (decrease) in net assets from contract transactions	7,417	17,238	(14,718)

Total increase (decrease) in net assets	22,805	32,753	(9,735)

Net assets as of December 31, 2020	$153,151	$138,935	$64,223

Investment income (loss):
Dividend distributions	1,996	1,384	591
Investment Expenses:
Mortality and expense risk and administrative charges	(1,518)	(1,289)	(630)

Net investment income (loss)	478	95	(39)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,522	13,755	6,388
Realized capital gain (loss) on investments	210	3,332	129
Change in unrealized appreciation (depreciation)	(3,532)	(4,806)	200

Net gain (loss) on investments	12,200	12,281	6,717

Net increase (decrease) in net assets from operations	12,678	12,376	6,678

Contract owner transactions:
Variable annuity deposits	12,665	7,083	2,590
Terminations, withdrawals and annuity payments	(348)	(9,939)	—
Transfers between subaccounts, net	—	(13,235)	—
Maintenance charges and mortality adjustments	(42)	(522)	(274)

Increase (decrease) in net assets from contract transactions	12,275	(16,613)	2,316

Total increase (decrease) in net assets	24,953	(4,237)	8,994

Net assets as of December 31, 2021	$178,104	$134,698	$73,217

The accompanying notes are an integral part of these financial statements.
156

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040
Net assets as of December 31, 2019	$177,268	$62,441	$48,477

Investment income (loss):
Dividend distributions	1,771	1,528	345
Investment Expenses:
Mortality and expense risk and administrative charges	(1,693)	(756)	(462)

Net investment income (loss)	78	772	(117)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,547	8,952	2,714
Realized capital gain (loss) on investments	55	67	22
Change in unrealized appreciation (depreciation)	18,824	7,654	6,285

Net gain (loss) on investments	28,426	16,673	9,021

Net increase (decrease) in net assets from operations	28,504	17,445	8,904

Contract owner transactions:
Variable annuity deposits	20,561	6,997	3,780
Terminations, withdrawals and annuity payments	—	(437)	—
Transfers between subaccounts, net	(86)	151,998	6,387
Maintenance charges and mortality adjustments	(307)	(353)	(205)

Increase (decrease) in net assets from contract transactions	20,168	158,205	9,962

Total increase (decrease) in net assets	48,672	175,650	18,866

Net assets as of December 31, 2020	$225,940	$238,091	$67,343

Investment income (loss):
Dividend distributions	1,515	362	188
Investment Expenses:
Mortality and expense risk and administrative charges	(2,314)	(1,707)	(666)

Net investment income (loss)	(799)	(1,345)	(478)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,668	5,530	5,024
Realized capital gain (loss) on investments	584	22,212	1,980
Change in unrealized appreciation (depreciation)	6,376	(2,161)	3,480

Net gain (loss) on investments	28,628	25,581	10,484

Net increase (decrease) in net assets from operations	27,829	24,236	10,006

Contract owner transactions:
Variable annuity deposits	21,994	13,000	5,165
Terminations, withdrawals and annuity payments	—	(55,758)	(8,371)
Transfers between subaccounts, net	311	(123,031)	—
Maintenance charges and mortality adjustments	(417)	(650)	(282)

Increase (decrease) in net assets from contract transactions	21,888	(166,439)	(3,488)

Total increase (decrease) in net assets	49,717	(142,203)	6,518

Net assets as of December 31, 2021	$275,657	$95,888	$73,861

The accompanying notes are an integral part of these financial statements.
157

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Retirement 2045	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055
Net assets as of December 31, 2019	$963	$3,108	$39,532

Investment income (loss):
Dividend distributions	12	—	277
Investment Expenses:
Mortality and expense risk and administrative charges	(15)	(11)	(421)

Net investment income (loss)	(3)	(11)	(144)

Increase (decrease) in net assets from operations:
Capital gain distributions	97	—	1,510
Realized capital gain (loss) on investments	(10)	17	39
Change in unrealized appreciation (depreciation)	333	(87)	6,687

Net gain (loss) on investments	420	(70)	8,236

Net increase (decrease) in net assets from operations	417	(81)	8,092

Contract owner transactions:
Variable annuity deposits	1,302	43	1,188
Terminations, withdrawals and annuity payments	—	(2,866)	—
Transfers between subaccounts, net	—	—	8,432
Maintenance charges and mortality adjustments	(37)	(204)	(129)

Increase (decrease) in net assets from contract transactions	1,265	(3,027)	9,491

Total increase (decrease) in net assets	1,682	(3,108)	17,583

Net assets as of December 31, 2020	$2,645	$—	$57,115

Investment income (loss):
Dividend distributions	9	—	101
Investment Expenses:
Mortality and expense risk and administrative charges	(34)	—	(515)

Net investment income (loss)	(25)	—	(414)

Increase (decrease) in net assets from operations:
Capital gain distributions	294	6	2,402
Realized capital gain (loss) on investments	13	—	5,728
Change in unrealized appreciation (depreciation)	205	(5)	1,016

Net gain (loss) on investments	512	1	9,146

Net increase (decrease) in net assets from operations	487	1	8,732

Contract owner transactions:
Variable annuity deposits	2,025	104	1,056
Terminations, withdrawals and annuity payments	—	—	(18,700)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(46)	—	(151)

Increase (decrease) in net assets from contract transactions	1,979	104	(17,795)

Total increase (decrease) in net assets	2,466	105	(9,063)

Net assets as of December 31, 2021	$5,111	$105	$48,052

The accompanying notes are an integral part of these financial statements.
158

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Retirement Balanced	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2019	$175,496	$5,635,375	$2,276,332

Investment income (loss):
Dividend distributions	1,157	256,051	294,196
Investment Expenses:
Mortality and expense risk and administrative charges	(1,035)	(69,808)	(108,047)

Net investment income (loss)	122	186,243	186,149

Increase (decrease) in net assets from operations:
Capital gain distributions	8,107	160,690	—
Realized capital gain (loss) on investments	(4,736)	(824,970)	(161,973)
Change in unrealized appreciation (depreciation)	(3,855)	433,432	702,811

Net gain (loss) on investments	(484)	(230,848)	540,838

Net increase (decrease) in net assets from operations	(362)	(44,605)	726,987

Contract owner transactions:
Variable annuity deposits	9,854	109,389	4,146
Terminations, withdrawals and annuity payments	—	(924,690)	(878,721)
Transfers between subaccounts, net	(71,501)	2,107,350	7,734,100
Maintenance charges and mortality adjustments	(743)	(36,494)	(45,296)

Increase (decrease) in net assets from contract transactions	(62,390)	1,255,555	6,814,229

Total increase (decrease) in net assets	(62,752)	1,210,950	7,541,216

Net assets as of December 31, 2020	$112,744	$6,846,325	$9,817,548

Investment income (loss):
Dividend distributions	3,273	89,464	100,552
Investment Expenses:
Mortality and expense risk and administrative charges	(1,530)	(100,518)	(89,557)

Net investment income (loss)	1,743	(11,054)	10,995

Increase (decrease) in net assets from operations:
Capital gain distributions	21,255	205,036	—
Realized capital gain (loss) on investments	2,434	194,546	824,286
Change in unrealized appreciation (depreciation)	(16,834)	(1,218,445)	(273,218)

Net gain (loss) on investments	6,855	(818,863)	551,068

Net increase (decrease) in net assets from operations	8,598	(829,917)	562,063

Contract owner transactions:
Variable annuity deposits	7,502	318,562	21,438
Terminations, withdrawals and annuity payments	(41,424)	(1,264,286)	(994,114)
Transfers between subaccounts, net	141,748	3,723,638	(4,628,101)
Maintenance charges and mortality adjustments	(881)	(44,449)	(34,657)

Increase (decrease) in net assets from contract transactions	106,945	2,733,465	(5,635,434)

Total increase (decrease) in net assets	115,543	1,903,548	(5,073,371)

Net assets as of December 31, 2021	$228,287	$8,749,873	$4,744,177

The accompanying notes are an integral part of these financial statements.
159

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value (b)
Net assets as of December 31, 2019	$1,951,495	$3,771	$17,694

Investment income (loss):
Dividend distributions	121,419	102	374
Investment Expenses:
Mortality and expense risk and administrative charges	(9,711)	(50)	(202)

Net investment income (loss)	111,708	52	172

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	101
Realized capital gain (loss) on investments	(69,144)	(22)	(79)
Change in unrealized appreciation (depreciation)	(146,157)	132	(868)

Net gain (loss) on investments	(215,301)	110	(846)

Net increase (decrease) in net assets from operations	(103,593)	162	(674)

Contract owner transactions:
Variable annuity deposits	255,376	—	—
Terminations, withdrawals and annuity payments	(247,271)	—	—
Transfers between subaccounts, net	(371,462)	—	—
Maintenance charges and mortality adjustments	(1,855)	—	—

Increase (decrease) in net assets from contract transactions	(365,212)	—	—

Total increase (decrease) in net assets	(468,805)	162	(674)

Net assets as of December 31, 2020	$1,482,690	$3,933	$17,020

Investment income (loss):
Dividend distributions	—	45	234
Investment Expenses:
Mortality and expense risk and administrative charges	(7,429)	(60)	(391)

Net investment income (loss)	(7,429)	(15)	(157)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(118,273)	(12)	(23)
Change in unrealized appreciation (depreciation)	54,095	159	2,256

Net gain (loss) on investments	(64,178)	147	2,233

Net increase (decrease) in net assets from operations	(71,607)	132	2,076

Contract owner transactions:
Variable annuity deposits	202,447	—	14,513
Terminations, withdrawals and annuity payments	(202,306)	—	(10,832)
Transfers between subaccounts, net	(348,326)	—	—
Maintenance charges and mortality adjustments	(2,182)	(1)	(3)

Increase (decrease) in net assets from contract transactions	(350,367)	(1)	3,678

Total increase (decrease) in net assets	(421,974)	131	5,754

Net assets as of December 31, 2021	$1,060,716	$4,064	$22,774

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
160

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	TOPS® Aggressive Growth ETF	TOPS® Balanced ETF	TOPS® Conservative ETF
Net assets as of December 31, 2019	$—	$—	$—

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	—	(158)

Net investment income (loss)	—	—	(158)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	—	27
Change in unrealized appreciation (depreciation)	—	—	10,091

Net gain (loss) on investments	—	—	10,118

Net increase (decrease) in net assets from operations	—	—	9,960

Contract owner transactions:
Variable annuity deposits	—	—	522,217
Terminations, withdrawals and annuity payments	—	—	(1,764)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	520,453

Total increase (decrease) in net assets	—	—	530,413

Net assets as of December 31, 2020	$—	$—	$530,413

Investment income (loss):
Dividend distributions	1,377	—	39,184
Investment Expenses:
Mortality and expense risk and administrative charges	(3,255)	(12)	(38,504)

Net investment income (loss)	(1,878)	(12)	680

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,089	—	2,617
Change in unrealized appreciation (depreciation)	16,989	2,364	90,715

Net gain (loss) on investments	18,078	2,364	93,332

Net increase (decrease) in net assets from operations	16,200	2,352	94,012

Contract owner transactions:
Variable annuity deposits	21,441	170,445	229,008
Terminations, withdrawals and annuity payments	(67,845)	—	(126,062)
Transfers between subaccounts, net	373,942	—	3,678,801
Maintenance charges and mortality adjustments	(54)	—	(501)

Increase (decrease) in net assets from contract transactions	327,484	170,445	3,781,246

Total increase (decrease) in net assets	343,684	172,797	3,875,258

Net assets as of December 31, 2021	$343,684	$172,797	$4,405,671

The accompanying notes are an integral part of these financial statements.
161

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	TOPS® Growth ETF	TOPS® Managed Risk Moderate Growth ETF	VanEck VIP Global Gold
Net assets as of December 31, 2019	$—	$—	$204,382

Investment income (loss):
Dividend distributions	—	—	9,225
Investment Expenses:
Mortality and expense risk and administrative charges	—	—	(3,786)

Net investment income (loss)	—	—	5,439

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	—	8,693
Change in unrealized appreciation (depreciation)	—	—	59,082

Net gain (loss) on investments	—	—	67,775

Net increase (decrease) in net assets from operations	—	—	73,214

Contract owner transactions:
Variable annuity deposits	—	—	20,525
Terminations, withdrawals and annuity payments	—	—	(2,010)
Transfers between subaccounts, net	—	—	96,607
Maintenance charges and mortality adjustments	—	—	(339)

Increase (decrease) in net assets from contract transactions	—	—	114,783

Total increase (decrease) in net assets	—	—	187,997

Net assets as of December 31, 2020	$—	$—	$392,379

Investment income (loss):
Dividend distributions	1,485	5,465	34,339
Investment Expenses:
Mortality and expense risk and administrative charges	(2,000)	(6,169)	(2,432)

Net investment income (loss)	(515)	(704)	31,907

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	19	308	14,374
Change in unrealized appreciation (depreciation)	16,024	29,413	(101,024)

Net gain (loss) on investments	16,043	29,721	(86,650)

Net increase (decrease) in net assets from operations	15,528	29,017	(54,743)

Contract owner transactions:
Variable annuity deposits	572,112	—	69,858
Terminations, withdrawals and annuity payments	(111)	—	(6,579)
Transfers between subaccounts, net	60,739	493,679	(204,237)
Maintenance charges and mortality adjustments	(106)	(1,497)	(290)

Increase (decrease) in net assets from contract transactions	632,634	492,182	(141,248)

Total increase (decrease) in net assets	648,162	521,199	(195,991)

Net assets as of December 31, 2021	$648,162	$521,199	$196,388

The accompanying notes are an integral part of these financial statements.
162

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	VanEck VIP Global Resources (b)	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth
Net assets as of December 31, 2019	$94,280	$731,574	$909,794

Investment income (loss):
Dividend distributions	549	19,458	12,282
Investment Expenses:
Mortality and expense risk and administrative charges	(1,112)	(6,888)	(8,700)

Net investment income (loss)	(563)	12,570	3,582

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,730	26,149
Realized capital gain (loss) on investments	(10,721)	476	13,120
Change in unrealized appreciation (depreciation)	29,862	40,299	97,773

Net gain (loss) on investments	19,141	64,505	137,042

Net increase (decrease) in net assets from operations	18,578	77,075	140,624

Contract owner transactions:
Variable annuity deposits	6,600	134,644	34,910
Terminations, withdrawals and annuity payments	(4,976)	(3,548)	(124,353)
Transfers between subaccounts, net	32,051	(1,167)	77,164
Maintenance charges and mortality adjustments	(120)	(3)	(232)

Increase (decrease) in net assets from contract transactions	33,555	129,926	(12,511)

Total increase (decrease) in net assets	52,133	207,001	128,113

Net assets as of December 31, 2020	$146,413	$938,575	$1,037,907

Investment income (loss):
Dividend distributions	241	22,652	10,376
Investment Expenses:
Mortality and expense risk and administrative charges	(1,342)	(12,902)	(12,816)

Net investment income (loss)	(1,101)	9,750	(2,440)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	62,861	72,516
Realized capital gain (loss) on investments	15,976	35,245	78,506
Change in unrealized appreciation (depreciation)	7,443	178,540	57,875

Net gain (loss) on investments	23,419	276,646	208,897

Net increase (decrease) in net assets from operations	22,318	286,396	206,457

Contract owner transactions:
Variable annuity deposits	—	2,129,563	382,644
Terminations, withdrawals and annuity payments	(2,644)	(79,239)	(182,911)
Transfers between subaccounts, net	(41,017)	(121,377)	(132,275)
Maintenance charges and mortality adjustments	(240)	(1,082)	(736)

Increase (decrease) in net assets from contract transactions	(43,901)	1,927,865	66,722

Total increase (decrease) in net assets	(21,583)	2,214,261	273,179

Net assets as of December 31, 2021	$124,830	$3,152,836	$1,311,086

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
163

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income
Net assets as of December 31, 2019	$1,349,658	$411,821	$1,094,241

Investment income (loss):
Dividend distributions	31,988	7,206	23,883
Investment Expenses:
Mortality and expense risk and administrative charges	(17,089)	(3,812)	(6,808)

Net investment income (loss)	14,899	3,394	17,075

Increase (decrease) in net assets from operations:
Capital gain distributions	19,640	46,616	29,808
Realized capital gain (loss) on investments	15,355	(72,756)	(26,276)
Change in unrealized appreciation (depreciation)	145,515	(3,737)	(41,810)

Net gain (loss) on investments	180,510	(29,877)	(38,278)

Net increase (decrease) in net assets from operations	195,409	(26,483)	(21,203)

Contract owner transactions:
Variable annuity deposits	74,199	—	185,407
Terminations, withdrawals and annuity payments	(13,005)	(1,175)	(58,683)
Transfers between subaccounts, net	1,117,973	(147,460)	(95,929)
Maintenance charges and mortality adjustments	(233)	(47)	(910)

Increase (decrease) in net assets from contract transactions	1,178,934	(148,682)	29,885

Total increase (decrease) in net assets	1,374,343	(175,165)	8,682

Net assets as of December 31, 2020	$2,724,001	$236,656	$1,102,923

Investment income (loss):
Dividend distributions	99,763	3,696	25,957
Investment Expenses:
Mortality and expense risk and administrative charges	(91,651)	(2,684)	(6,742)

Net investment income (loss)	8,112	1,012	19,215

Increase (decrease) in net assets from operations:
Capital gain distributions	222,581	5,083	23,968
Realized capital gain (loss) on investments	80,659	10,597	46,878
Change in unrealized appreciation (depreciation)	(30,614)	68,865	227,785

Net gain (loss) on investments	272,626	84,545	298,631

Net increase (decrease) in net assets from operations	280,738	85,557	317,846

Contract owner transactions:
Variable annuity deposits	2,127,150	149,971	376,845
Terminations, withdrawals and annuity payments	(817,863)	(831)	(299,991)
Transfers between subaccounts, net	2,566,060	355,841	348,991
Maintenance charges and mortality adjustments	(4,258)	(221)	(1,758)

Increase (decrease) in net assets from contract transactions	3,871,089	504,760	424,087

Total increase (decrease) in net assets	4,151,827	590,317	741,933

Net assets as of December 31, 2021	$6,875,828	$826,973	$1,844,856

The accompanying notes are an integral part of these financial statements.
164

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth
Net assets as of December 31, 2019	$516,380	$—	$111,198

Investment income (loss):
Dividend distributions	9,811	72	423
Investment Expenses:
Mortality and expense risk and administrative charges	(3,346)	(50)	(2,305)

Net investment income (loss)	6,465	22	(1,882)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,509	18	6,004
Realized capital gain (loss) on investments	3,971	2	4,099
Change in unrealized appreciation (depreciation)	123,665	672	47,062

Net gain (loss) on investments	139,145	692	57,165

Net increase (decrease) in net assets from operations	145,610	714	55,283

Contract owner transactions:
Variable annuity deposits	555,340	23,352	18,271
Terminations, withdrawals and annuity payments	(6,340)	(51)	(2,249)
Transfers between subaccounts, net	86,863	48,720	63,505
Maintenance charges and mortality adjustments	(282)	(33)	(35)

Increase (decrease) in net assets from contract transactions	635,581	71,988	79,492

Total increase (decrease) in net assets	781,191	72,702	134,775

Net assets as of December 31, 2020	$1,297,571	$72,702	$245,973

Investment income (loss):
Dividend distributions	38,041	7,857	192
Investment Expenses:
Mortality and expense risk and administrative charges	(12,014)	(1,041)	(5,498)

Net investment income (loss)	26,027	6,816	(5,306)

Increase (decrease) in net assets from operations:
Capital gain distributions	113,654	5,856	50,479
Realized capital gain (loss) on investments	48,302	(4,319)	3,379
Change in unrealized appreciation (depreciation)	713,219	(9,812)	54,901

Net gain (loss) on investments	875,175	(8,275)	108,759

Net increase (decrease) in net assets from operations	901,202	(1,459)	103,453

Contract owner transactions:
Variable annuity deposits	2,250,566	577,077	559,347
Terminations, withdrawals and annuity payments	(58,551)	(10,823)	(10,603)
Transfers between subaccounts, net	580,068	(35,171)	701,198
Maintenance charges and mortality adjustments	(1,883)	(404)	(841)

Increase (decrease) in net assets from contract transactions	2,770,200	530,679	1,249,101

Total increase (decrease) in net assets	3,671,402	529,220	1,352,554

Net assets as of December 31, 2021	$4,968,973	$601,922	$1,598,527

The accompanying notes are an integral part of these financial statements.
165

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF High Yield Bond	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index
Net assets as of December 31, 2019	$941,573	$1,637,641	$914,575

Investment income (loss):
Dividend distributions	37,374	22,428	13,703
Investment Expenses:
Mortality and expense risk and administrative charges	(3,866)	(8,433)	(26,148)

Net investment income (loss)	33,508	13,995	(12,445)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	40,992	51,308
Realized capital gain (loss) on investments	(23,649)	18,814	33,196
Change in unrealized appreciation (depreciation)	15,957	894,103	631,640

Net gain (loss) on investments	(7,692)	953,909	716,144

Net increase (decrease) in net assets from operations	25,816	967,904	703,699

Contract owner transactions:
Variable annuity deposits	18,596	522,549	1,675,351
Terminations, withdrawals and annuity payments	(18,598)	(62,981)	(20,436)
Transfers between subaccounts, net	414,680	204,329	(528,411)
Maintenance charges and mortality adjustments	(604)	(1,146)	(295)

Increase (decrease) in net assets from contract transactions	414,074	662,751	1,126,209

Total increase (decrease) in net assets	439,890	1,630,655	1,829,908

Net assets as of December 31, 2020	$1,381,463	$3,268,296	$2,744,483

Investment income (loss):
Dividend distributions	59,355	10,743	38,745
Investment Expenses:
Mortality and expense risk and administrative charges	(3,819)	(14,079)	(44,490)

Net investment income (loss)	55,536	(3,336)	(5,745)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	270,129	231,225
Realized capital gain (loss) on investments	11,606	188,184	78,593
Change in unrealized appreciation (depreciation)	(30,572)	(637,588)	463,958

Net gain (loss) on investments	(18,966)	(179,275)	773,776

Net increase (decrease) in net assets from operations	36,570	(182,611)	768,031

Contract owner transactions:
Variable annuity deposits	419,338	1,735,396	1,044,376
Terminations, withdrawals and annuity payments	(114,823)	(138,810)	(144,935)
Transfers between subaccounts, net	(512,391)	1,004,303	417,648
Maintenance charges and mortality adjustments	(1,381)	(3,474)	(1,794)

Increase (decrease) in net assets from contract transactions	(209,257)	2,597,415	1,315,295

Total increase (decrease) in net assets	(172,687)	2,414,804	2,083,326

Net assets as of December 31, 2021	$1,208,776	$5,683,100	$4,827,809

The accompanying notes are an integral part of these financial statements.
166

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade
Net assets as of December 31, 2019	$1,843,165	$172,402	$885,722

Investment income (loss):
Dividend distributions	43,592	1,843	40,764
Investment Expenses:
Mortality and expense risk and administrative charges	(41,090)	(1,047)	(6,009)

Net investment income (loss)	2,502	796	34,755

Increase (decrease) in net assets from operations:
Capital gain distributions	40,109	1,159	—
Realized capital gain (loss) on investments	14,347	9,243	2,485
Change in unrealized appreciation (depreciation)	688,202	(1,769)	62,852

Net gain (loss) on investments	742,658	8,633	65,337

Net increase (decrease) in net assets from operations	745,160	9,429	100,092

Contract owner transactions:
Variable annuity deposits	1,068,592	190,655	239,147
Terminations, withdrawals and annuity payments	(74,873)	(2,609)	(26,349)
Transfers between subaccounts, net	2,038,506	(96,800)	745,861
Maintenance charges and mortality adjustments	(6,094)	(34)	(2,278)

Increase (decrease) in net assets from contract transactions	3,026,131	91,212	956,381

Total increase (decrease) in net assets	3,771,291	100,641	1,056,473

Net assets as of December 31, 2020	$5,614,456	$273,043	$1,942,195

Investment income (loss):
Dividend distributions	86,911	8,029	55,066
Investment Expenses:
Mortality and expense risk and administrative charges	(50,418)	(2,919)	(14,475)

Net investment income (loss)	36,493	5,110	40,591

Increase (decrease) in net assets from operations:
Capital gain distributions	210,583	10,624	13,523
Realized capital gain (loss) on investments	259,739	1,824	(1,400)
Change in unrealized appreciation (depreciation)	(37,732)	208,431	(97,694)

Net gain (loss) on investments	432,590	220,879	(85,571)

Net increase (decrease) in net assets from operations	469,083	225,989	(44,980)

Contract owner transactions:
Variable annuity deposits	1,534,117	436,620	5,582,276
Terminations, withdrawals and annuity payments	(895,933)	(17,930)	(168,749)
Transfers between subaccounts, net	(844,338)	563,318	(1,476,258)
Maintenance charges and mortality adjustments	(8,376)	(593)	(4,585)

Increase (decrease) in net assets from contract transactions	(214,530)	981,415	3,932,684

Total increase (decrease) in net assets	254,553	1,207,404	3,887,704

Net assets as of December 31, 2021	$5,869,009	$1,480,447	$5,829,899

The accompanying notes are an integral part of these financial statements.
167

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Small Company Growth (d)	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index
Net assets as of December 31, 2019	$160,749	$2,852,581	$303,348

Investment income (loss):
Dividend distributions	1,215	72,075	6,803
Investment Expenses:
Mortality and expense risk and administrative charges	(746)	(12,922)	(2,135)

Net investment income (loss)	469	59,153	4,668

Increase (decrease) in net assets from operations:
Capital gain distributions	17,563	—	1,922
Realized capital gain (loss) on investments	(239)	24,795	(1,073)
Change in unrealized appreciation (depreciation)	47,692	112,610	84,459

Net gain (loss) on investments	65,016	137,405	85,308

Net increase (decrease) in net assets from operations	65,485	196,558	89,976

Contract owner transactions:
Variable annuity deposits	40,492	609,449	286,934
Terminations, withdrawals and annuity payments	(1,585)	(58,356)	(36,438)
Transfers between subaccounts, net	29,849	779,565	211,323
Maintenance charges and mortality adjustments	(138)	(1,006)	(135)

Increase (decrease) in net assets from contract transactions	68,618	1,329,652	461,684

Total increase (decrease) in net assets	134,103	1,526,210	551,660

Net assets as of December 31, 2020	$294,852	$4,378,791	$855,008

Investment income (loss):
Dividend distributions	1,097	170,176	51,862
Investment Expenses:
Mortality and expense risk and administrative charges	(766)	(36,973)	(10,426)

Net investment income (loss)	331	133,203	41,436

Increase (decrease) in net assets from operations:
Capital gain distributions	14,031	68,241	24,697
Realized capital gain (loss) on investments	9,500	(34,983)	61,718
Change in unrealized appreciation (depreciation)	16,428	(316,060)	28,058

Net gain (loss) on investments	39,959	(282,802)	114,473

Net increase (decrease) in net assets from operations	40,290	(149,599)	155,909

Contract owner transactions:
Variable annuity deposits	14,285	5,308,902	3,265,226
Terminations, withdrawals and annuity payments	(4,667)	(732,821)	(231,515)
Transfers between subaccounts, net	(28,889)	2,727,237	1,349,747
Maintenance charges and mortality adjustments	(397)	(4,534)	(1,458)

Increase (decrease) in net assets from contract transactions	(19,668)	7,298,784	4,382,000

Total increase (decrease) in net assets	20,622	7,149,185	4,537,909

Net assets as of December 31, 2021	$315,474	$11,527,976	$5,392,917

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
168

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Total Stock Market Index	Victory RS Partners (d)	Victory RS Science and Technology
Net assets as of December 31, 2019	$1,623,787	$542,958	$1,238,664

Investment income (loss):
Dividend distributions	27,347	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,826)	(3,829)	(13,085)

Net investment income (loss)	15,521	(3,829)	(13,085)

Increase (decrease) in net assets from operations:
Capital gain distributions	52,759	7,405	114,945
Realized capital gain (loss) on investments	8,281	(18,212)	30,379
Change in unrealized appreciation (depreciation)	302,737	3,279	653,725

Net gain (loss) on investments	363,777	(7,528)	799,049

Net increase (decrease) in net assets from operations	379,298	(11,357)	785,964

Contract owner transactions:
Variable annuity deposits	475,055	1,634	36,532
Terminations, withdrawals and annuity payments	(21,601)	(32,862)	(64,443)
Transfers between subaccounts, net	608,391	(4,228)	43,205
Maintenance charges and mortality adjustments	(782)	(1,140)	(3,141)

Increase (decrease) in net assets from contract transactions	1,061,063	(36,596)	12,153

Total increase (decrease) in net assets	1,440,361	(47,953)	798,117

Net assets as of December 31, 2020	$3,064,148	$495,005	$2,036,781

Investment income (loss):
Dividend distributions	68,769	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(30,074)	(5,163)	(16,137)

Net investment income (loss)	38,695	(5,163)	(16,137)

Increase (decrease) in net assets from operations:
Capital gain distributions	295,095	80,996	203,652
Realized capital gain (loss) on investments	140,767	4,295	198,957
Change in unrealized appreciation (depreciation)	1,532,819	58,518	(558,777)

Net gain (loss) on investments	1,968,681	143,809	(156,168)

Net increase (decrease) in net assets from operations	2,007,376	138,646	(172,305)

Contract owner transactions:
Variable annuity deposits	10,585,296	1,466	45,143
Terminations, withdrawals and annuity payments	(429,439)	(46,290)	(351,220)
Transfers between subaccounts, net	1,570,402	(15,519)	(142,545)
Maintenance charges and mortality adjustments	(3,870)	(1,232)	(3,066)

Increase (decrease) in net assets from contract transactions	11,722,389	(61,575)	(451,688)

Total increase (decrease) in net assets	13,729,765	77,071	(623,993)

Net assets as of December 31, 2021	$16,793,913	$572,076	$1,412,788

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
169

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Victory RS Value	Virtus Ceredex Mid Cap Value Equity	Virtus Duff & Phelps Real Estate Securities Series
Net assets as of December 31, 2019	$2,478,079	$443,713	$102,826

Investment income (loss):
Dividend distributions	—	2,148	2,900
Investment Expenses:
Mortality and expense risk and administrative charges	(16,214)	(2,687)	(3,099)

Net investment income (loss)	(16,214)	(539)	(199)

Increase (decrease) in net assets from operations:
Capital gain distributions	34,856	5,108	4,795
Realized capital gain (loss) on investments	(207,417)	(43,044)	(45,789)
Change in unrealized appreciation (depreciation)	(13,957)	(9,358)	22,865

Net gain (loss) on investments	(186,518)	(47,294)	(18,129)

Net increase (decrease) in net assets from operations	(202,732)	(47,833)	(18,328)

Contract owner transactions:
Variable annuity deposits	49,387	18,048	139,357
Terminations, withdrawals and annuity payments	(167,140)	(9,965)	(10,747)
Transfers between subaccounts, net	(337,052)	(93,245)	107,999
Maintenance charges and mortality adjustments	(6,777)	(1,242)	(26)

Increase (decrease) in net assets from contract transactions	(461,582)	(86,404)	236,583

Total increase (decrease) in net assets	(664,314)	(134,237)	218,255

Net assets as of December 31, 2020	$1,813,765	$309,476	$321,081

Investment income (loss):
Dividend distributions	8,480	—	2,658
Investment Expenses:
Mortality and expense risk and administrative charges	(17,751)	(3,087)	(2,958)

Net investment income (loss)	(9,271)	(3,087)	(300)

Increase (decrease) in net assets from operations:
Capital gain distributions	234,933	50,477	6,991
Realized capital gain (loss) on investments	16,833	15,383	30,925
Change in unrealized appreciation (depreciation)	207,892	21,735	120,919

Net gain (loss) on investments	459,658	87,595	158,835

Net increase (decrease) in net assets from operations	450,387	84,508	158,535

Contract owner transactions:
Variable annuity deposits	36,832	13,247	86,661
Terminations, withdrawals and annuity payments	(203,734)	(87,670)	(21,492)
Transfers between subaccounts, net	(124,009)	5,473	(109,885)
Maintenance charges and mortality adjustments	(7,253)	(1,415)	(101)

Increase (decrease) in net assets from contract transactions	(298,164)	(70,365)	(44,817)

Total increase (decrease) in net assets	152,223	14,143	113,718

Net assets as of December 31, 2021	$1,965,988	$323,619	$434,799

The accompanying notes are an integral part of these financial statements.
170

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series
Net assets as of December 31, 2019	$1,162,475	$608,302	$728,469

Investment income (loss):
Dividend distributions	—	18,518	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,161)	(2,338)	(2,392)

Net investment income (loss)	(9,161)	16,180	(2,392)

Increase (decrease) in net assets from operations:
Capital gain distributions	165,347	—	10,769
Realized capital gain (loss) on investments	17,577	(1,377)	(1,819)
Change in unrealized appreciation (depreciation)	208,612	17,179	151,213

Net gain (loss) on investments	391,536	15,802	160,163

Net increase (decrease) in net assets from operations	382,375	31,982	157,771

Contract owner transactions:
Variable annuity deposits	169,041	—	584
Terminations, withdrawals and annuity payments	(166,579)	(636)	(20,222)
Transfers between subaccounts, net	(95,698)	(57,228)	(16,372)
Maintenance charges and mortality adjustments	(738)	—	(332)

Increase (decrease) in net assets from contract transactions	(93,974)	(57,864)	(36,342)

Total increase (decrease) in net assets	288,401	(25,882)	121,429

Net assets as of December 31, 2020	$1,450,876	$582,420	$849,898

Investment income (loss):
Dividend distributions	—	3,254	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,468)	(864)	(1,638)

Net investment income (loss)	(11,468)	2,390	(1,638)

Increase (decrease) in net assets from operations:
Capital gain distributions	230,564	—	46,272
Realized capital gain (loss) on investments	72,715	4,034	75,029
Change in unrealized appreciation (depreciation)	(217,008)	(9,632)	(84,171)

Net gain (loss) on investments	86,271	(5,598)	37,130

Net increase (decrease) in net assets from operations	74,803	(3,208)	35,492

Contract owner transactions:
Variable annuity deposits	407,673	94,605	31,498
Terminations, withdrawals and annuity payments	(202,212)	—	(53,140)
Transfers between subaccounts, net	(105,025)	(554,033)	(304,312)
Maintenance charges and mortality adjustments	(1,407)	(84)	(714)

Increase (decrease) in net assets from contract transactions	99,029	(459,512)	(326,668)

Total increase (decrease) in net assets	173,832	(462,720)	(291,176)

Net assets as of December 31, 2021	$1,624,708	$119,700	$558,722

The accompanying notes are an integral part of these financial statements.
171

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio	VY Clarion Global Real Estate Portfolio
Net assets as of December 31, 2019	$75,964	$11,803	$108,611

Investment income (loss):
Dividend distributions	686	—	5,368
Investment Expenses:
Mortality and expense risk and administrative charges	(1,240)	(422)	(700)

Net investment income (loss)	(554)	(422)	4,668

Increase (decrease) in net assets from operations:
Capital gain distributions	3,259	3,026	8,167
Realized capital gain (loss) on investments	2,222	18,310	(58)
Change in unrealized appreciation (depreciation)	22,910	5,584	(18,239)

Net gain (loss) on investments	28,391	26,920	(10,130)

Net increase (decrease) in net assets from operations	27,837	26,498	(5,462)

Contract owner transactions:
Variable annuity deposits	23,933	39,297	—
Terminations, withdrawals and annuity payments	(526)	(490)	(1,733)
Transfers between subaccounts, net	(8,830)	(22,883)	5,486
Maintenance charges and mortality adjustments	—	—	(10)

Increase (decrease) in net assets from contract transactions	14,577	15,924	3,743

Total increase (decrease) in net assets	42,414	42,422	(1,719)

Net assets as of December 31, 2020	$118,378	$54,225	$106,892

Investment income (loss):
Dividend distributions	776	—	3,273
Investment Expenses:
Mortality and expense risk and administrative charges	(2,395)	(384)	(802)

Net investment income (loss)	(1,619)	(384)	2,471

Increase (decrease) in net assets from operations:
Capital gain distributions	21,577	23,821	—
Realized capital gain (loss) on investments	1,516	(13)	3,569
Change in unrealized appreciation (depreciation)	(10,327)	(9,757)	29,212

Net gain (loss) on investments	12,766	14,051	32,781

Net increase (decrease) in net assets from operations	11,147	13,667	35,252

Contract owner transactions:
Variable annuity deposits	69,586	64,942	109,833
Terminations, withdrawals and annuity payments	(1,064)	(1,456)	(14,444)
Transfers between subaccounts, net	95,672	112,609	(41,445)
Maintenance charges and mortality adjustments	(35)	(54)	(27)

Increase (decrease) in net assets from contract transactions	164,159	176,041	53,917

Total increase (decrease) in net assets	175,306	189,708	89,169

Net assets as of December 31, 2021	$293,684	$243,933	$196,061

The accompanying notes are an integral part of these financial statements.
172

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	VY Clarion Real Estate Portfolio	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2019	$—	$4,169,164

Investment income (loss):
Dividend distributions	—	73,516
Investment Expenses:
Mortality and expense risk and administrative charges	—	(30,589)

Net investment income (loss)	—	42,927

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	—	(390,561)
Change in unrealized appreciation (depreciation)	—	230,167

Net gain (loss) on investments	—	(160,394)

Net increase (decrease) in net assets from operations	—	(117,467)

Contract owner transactions:
Variable annuity deposits	—	58,062
Terminations, withdrawals and annuity payments	—	(351,207)
Transfers between subaccounts, net	—	(1,608,936)
Maintenance charges and mortality adjustments	—	(12,894)

Increase (decrease) in net assets from contract transactions	—	(1,914,975)

Total increase (decrease) in net assets	—	(2,032,442)

Net assets as of December 31, 2020	$—	$2,136,722

Investment income (loss):
Dividend distributions	365	83,275
Investment Expenses:
Mortality and expense risk and administrative charges	(431)	(29,726)

Net investment income (loss)	(66)	53,549

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	331	34,677
Change in unrealized appreciation (depreciation)	75,630	(105,263)

Net gain (loss) on investments	75,961	(70,586)

Net increase (decrease) in net assets from operations	75,895	(17,037)

Contract owner transactions:
Variable annuity deposits	—	87,336
Terminations, withdrawals and annuity payments	(3,315)	(377,843)
Transfers between subaccounts, net	527,382	240,929
Maintenance charges and mortality adjustments	(157)	(12,623)

Increase (decrease) in net assets from contract transactions	523,910	(62,201)

Total increase (decrease) in net assets	599,805	(79,238)

Net assets as of December 31, 2021	$599,805	$2,057,484

The accompanying notes are an integral part of these financial statements.
173

SBL Variable Annuity Account XIV

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II and SecureDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	Class 3	7Twelve Advisors, LLC	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Global Thematic Growth	B	AllianceBernstein LP	—
AB VPS Growth and Income	B	AllianceBernstein LP	—
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	S	Fred Alger Management, LLC	—
Alger Large Cap Growth	S	Fred Alger Management, LLC	—
Allspring Growth	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Large Cap Core	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Omega Growth VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Small Company Value	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century Diversified Bond	A	American Century Investment Management, Inc	—
American Century Equity Income	A	American Century Investment Management, Inc	—
American Century Heritage	A	American Century Investment Management, Inc	—
American Century International Bond	A	American Century Investment Management, Inc	—
American Century International Growth	A	American Century Investment Management, Inc	—
American Century Select	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc	—
American Century Ultra®	A	American Century Investment Management, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	—
American Century VP Inflation Protection	II	American Century Investment Management, Inc	—
American Century VP International	II	American Century Investment Management, Inc	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
AMG River Road Mid Cap Value	N	AMG Funds LLC	River Road Asset Management, LLC
Ariel®	—	Ariel Investments, LLC	—
Baron Asset	Retail	BAMCO Inc	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend	A	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation	A	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock International Dividend	A	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon Appreciation	Investor	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon Dynamic Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Opportunistic Midcap Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Calamos® Growth	A	Calamos Advisors LLC	—
Calamos® Growth and Income	A	Calamos Advisors LLC	—
Calamos® High Income Opportunities	A	Calamos Advisors LLC	—
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Delaware Ivy Asset Strategy	A	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Balanced	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Core Equity	Class II	Delaware Management Company	—
Delaware Ivy VIP Energy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Bond	Class II	Delaware Management Company	—
Delaware Ivy VIP Global Equity Income	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP High Income	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP International Core Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Limited-Term Bond	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Mid Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Natural Resources	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Science And Technology	Class II	Delaware Management Company	—
Delaware Ivy VIP Securian Real Estate Securities	Class II	Delaware Management Company	Securian Asset Management, Inc.
Delaware Ivy VIP Small Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Smid Cap Core	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Value	Class II	Delaware Management Company	—
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dimensional VA Global Bond Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	—	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	—	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	—
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	—
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	—
DWS High Income VIP	B	DWS Investment Management Americas, Inc	—
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating—Rate Income—		Eaton Vance Management	—
Federated Hermes Corporate Bond	A	Federated Investment Management Company	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® Advisor Dividend Growth	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor International Capital Appreciation	M	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® Advisor Leveraged Company Stock	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity Management & Research (HK) Ltd
Fidelity® Advisor New Insights	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Real Estate	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Stock Selector Mid Cap	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Value Strategies	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim Alpha Opportunity	A	Security Investors, LLC	—
Guggenheim Core Bond	A	Security Investors, LLC	—
Guggenheim Floating Rate Strategies	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim High Yield	A	Security Investors, LLC	—
Guggenheim Large Cap Value	A	Security Investors, LLC	—
Guggenheim Long Short Equity	P	Security Investors, LLC	—
Guggenheim Macro Opportunities	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim Managed Futures Strategy	P	Security Investors, LLC	—
Guggenheim Multi-Hedge Strategies	P	Security Investors, LLC	—
Guggenheim Small Cap Value	A	Security Investors, LLC	—
Guggenheim SMid Cap Value	A	Security Investors, LLC	—
Guggenheim StylePlus Large Core	A	Security Investors, LLC	—
Guggenheim StylePlus Mid Growth	A	Security Investors, LLC	—
Guggenheim Total Return Bond	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF All Cap Value	-	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	-	Security Investors, LLC	—
Guggenheim VIF High Yield	-	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Guggenheim World Equity Income	A	Security Investors, LLC	—
Invesco American Franchise	A	Invesco Advisers, Inc	—
Invesco Comstock	A	Invesco Advisers, Inc	—
Invesco Developing Markets	Class A	Invesco Advisers, Inc	—
Invesco Discovery	Class A	Invesco Advisers, Inc	—
Invesco Discovery Mid Cap Growth	A	Invesco Advisers, Inc	—
Invesco Energy	A	Invesco Advisers, Inc	—
Invesco Equity and Income	A	Invesco Advisers, Inc	—
Invesco Global	Class A	Invesco Advisers, Inc	—
Invesco Gold & Special Minerals	A	Invesco Advisers, Inc	—
Invesco Main Street Mid Cap	A	Invesco Advisers, Inc	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco Small Cap Growth	A	Invesco Advisers, Inc	—
Invesco Technology	A	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc	—
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	—
Invesco Value Opportunities	A	Invesco Advisers, Inc	—
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	—
Janus Henderson Overseas	S	Janus Capital Management LLC	—
Janus Henderson U.S. Managed Volatility	S	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
LHA Tactical Beta Variable Series Fund	II	-	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Sustainable Equity	Trust	Neuberger Berman Investment Advisers LLC	—
North Square Oak Ridge Small Cap Growth	A	Northern Trust Investments Inc	NSI Retail Advisors, LLC
Northern Global Tactical Asset Allocation	A	Northern Trust Investments Inc	—
Northern Large Cap Core	—	Northern Trust Investments Inc	—
Northern Large Cap Value	—	Northern Trust Investments Inc	—
PGIM Focused Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison 20/20 Focus	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Mid-Cap Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Natural Resources	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Small Company	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Quant Solutions Small-Cap Value	A	PGIM Investments LLC	PGIM Quantitative Solutions LLC

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
PIMCO All Asset	R	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company, LLC	—
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company, LLC	—
PIMCO High Yield	A	Pacific Investment Management Company, LLC	—
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company, LLC	—
PIMCO Low Duration	R	Pacific Investment Management Company, LLC	—
PIMCO Real Return	R	Pacific Investment Management Company, LLC	—
PIMCO StocksPLUS® Small Fund	A	Pacific Investment Management Company, LLC	—
PIMCO Total Return	R	Pacific Investment Management Company, LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	—
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	—
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	—
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	—
Pioneer Strategic Income	A	Amundi Asset Management US, Inc	—
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	—
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	—
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—
Royce Opportunity	Service	Royce & Associates, LP	—
Royce Small-Cap Value	Service	Royce & Associates, LP	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Victory RS Partners	A	Victory Capital Management Inc	—
Victory RS Science and Technology	A	Victory Capital Management Inc	—
Victory RS Value	A	Victory Capital Management Inc	—
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Four Hundred Thirty-four subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
Donoghue Forlines Dividend VIT Fund
Donoghue Forlines Momentum VIT Fund
Guggenheim Managed Futures Strategy
LHA Tactical Beta Variable Series Fund
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth and Income VC
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Moderate Growth ETF

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund
December 17, 2021	LHA Tactical Beta Variable Series Fund
May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index
August 18, 2017	TOPS® Aggressive Growth ETF
August 18, 2017	TOPS® Balanced ETF
August 18, 2017	TOPS® Conservative ETF
August 18, 2017	TOPS® Growth ETF
August 18, 2017	TOPS® Managed Risk Balanced ETF
August 18, 2017	TOPS® Managed Risk Growth ETF
August 18, 2017	TOPS® Managed Risk Moderate Growth ETF
August 18, 2017	TOPS® Moderate Growth ETF
June 23, 2017	Janus Henderson U.S. Managed Volatility

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
March 19, 2021	AMG River Road Mid Cap Value	AMG Managers Fairpointe Mid Cap
April 23, 2021	Guggenheim Core Bond	Guggenheim US Investment Grade Bond
April 30, 2021	Invesco V.I. Core Bond	Invesco Oppenheimer V.I. Total Return Bond Fund
April 30, 2021	Invesco V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
April 30, 2021	Invesco V.I. Global	Invesco Oppenheimer V.I. Global Fund
April 30, 2021	Invesco V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund
April 30, 2021	Putnam VT Large Cap Value	Putnam VT Equity Income
April 30, 2021	Third Avenue Value	FFI Strategies
May 3, 2021	AFIS Capital World Growth and Income	American Funds IS® Global Growth and Income
May 3, 2021	AFIS U.S. Government Securities	American Funds IS® U.S. Government/AAA-Rated Securities
May 3, 2021	AFIS Washington Mutual Investors	American Funds IS® Blue Chip Income and Growth
May 3, 2021	Franklin DynaTech VIP	Franklin Flex Cap Growth VIP Fund
May 3, 2021	VanEck VIP Global Resources	VanEck VIP Global Hard Assets
July 1, 2021	Delaware Ivy Asset Strategy	Ivy Asset Strategy
July 1, 2021	Delaware Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
July 1, 2021	Delaware Ivy VIP Balanced	Ivy VIP Balanced
July 1, 2021	Delaware Ivy VIP Core Equity	Ivy VIP Core Equity
July 1, 2021	Delaware Ivy VIP Energy	Ivy VIP Energy
July 1, 2021	Delaware Ivy VIP Global Bond	Ivy VIP Global Bond
July 1, 2021	Delaware Ivy VIP Global Equity Income	Ivy VIP Global Equity Income
July 1, 2021	Delaware Ivy VIP Global Growth	Ivy VIP Global Growth
July 1, 2021	Delaware Ivy VIP Growth	Ivy VIP Growth
July 1, 2021	Delaware Ivy VIP High Income	Ivy VIP High Income
July 1, 2021	Delaware Ivy VIP International Core Equity	Ivy VIP International Core Equity
July 1, 2021	Delaware Ivy VIP Limited-Term Bond	Ivy VIP Limited-Term Bond
July 1, 2021	Delaware Ivy VIP Mid Cap Growth	Ivy VIP Mid Cap Growth
July 1, 2021	Delaware Ivy VIP Natural Resources	Ivy VIP Natural Resources
July 1, 2021	Delaware Ivy VIP Science And Technology	Ivy VIP Science and Technology
July 1, 2021	Delaware Ivy VIP Securian Real Estate Securities	Ivy VIP Securian Real Estate Securities
July 1, 2021	Delaware Ivy VIP Small Cap Growth	Ivy VIP Small Cap Growth
July 1, 2021	Delaware Ivy VIP Smid Cap Core	Delaware Ivy VIP Small Cap Core
July 1, 2021	Delaware Ivy VIP Value	Ivy VIP Value
November 15, 2021	Delaware Ivy VIP Smid Cap Core	Delaware Ivy VIP Small Cap Core
December 6, 2021	Allspring Growth	Wells Fargo Growth
December 6, 2021	Allspring International Equity VT	Wells Fargo International Equity VT
December 6, 2021	Allspring Large Cap Core	Wells Fargo Large Cap Core
December 6, 2021	Allspring Omega Growth VT	Wells Fargo Omega Growth VT
December 6, 2021	Allspring Opportunity	Wells Fargo Opportunity
December 6, 2021	Allspring Opportunity VT	Wells Fargo Opportunity VT
December 6, 2021	Allspring Opportunity VT	Wells Fargo Opportunity VT
December 6, 2021	Allspring Small Company Value	Wells Fargo Small Company Value
December 29, 2021	PGIM Quant Solutions Small-Cap Value	PGIM QMA Small-Cap Value

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 30, 2021	Invesco V.I. American Value	Invesco V.I. Value Opportunities
April 30, 2021	Invesco V.I. Equity and Income	Invesco V.I. Managed Volatility
December 10, 2021	PGIM Focused Growth	PGIM Jennison 20/20 Focus

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount was liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
March 18, 2021	Power Income VIT	Rydex VIF Money Market	58,803

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Alger Large Cap Growth
Allspring Growth
American Century VP Mid Cap Value
Fidelity® Advisor International Capital Appreciation
Invesco Small Cap Growth
PGIM Quant Solutions Small-Cap Value
PIMCO VIT Low Duration Administrative
PIMCO VIT Real Return Administrative
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth
Victory RS Partners

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

7Twelve Balanced Portfolio	$25,937	$50,291

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Dynamic Asset Allocation	243,461	220,601
AB VPS Global Thematic Growth	4,338	94
AB VPS Growth and Income	110,165	110,252
AB VPS Small/Mid Cap Value	1,569,979	536,076
AFIS Capital World Growth and Income (b)	31,722	23,924
AFIS U.S. Government Securities (b)	167,637	2,772,655
AFIS Washington Mutual Investors (b)	23,443	79,133
Alger Capital Appreciation (d)	94,248	122,592
Alger Large Cap Growth (d)	55,189	24,763
Allspring Growth (b)	259,537	168,040
Allspring International Equity VT (b)	495	115
Allspring Large Cap Core (b)	178,389	217,841
Allspring Omega Growth VT (b)	52,858	99,899
Allspring Opportunity (b)	125,903	94,596
Allspring Opportunity VT (b)	419,049	846,990
Allspring Small Company Value (b)	516,823	1,253,130
ALPS/Alerian Energy Infrastructure	89,243	179,981
American Century Diversified Bond	109,085	29,262
American Century Equity Income	1,304,387	2,439,276
American Century Heritage	1,207,452	587,632
American Century International Bond	532	2,002
American Century International Growth	1,275,881	1,179,672
American Century Select	461,443	641,594
American Century Strategic Allocation: Aggressive	193,249	226,785
American Century Strategic Allocation: Conservative	97,871	283,155
American Century Strategic Allocation: Moderate	723,490	1,040,459
American Century Ultra®	272,786	84,087
American Century VP Disciplined Core Value	129,082	30,015
American Century VP Inflation Protection	581,323	128,400
American Century VP International	3,589	50,407
American Century VP Mid Cap Value (d)	1,248,437	1,688,992
American Century VP Ultra®	5,233,986	7,352,807
American Century VP Value	7,135,196	8,300,790
American Funds IS® Asset Allocation	7,964,782	4,868,381
American Funds IS® Capital World Bond	531,022	5,852,465
American Funds IS® Global Growth	3,809,132	2,285,305
American Funds IS® Global Small Capitalization	532,388	40,269
American Funds IS® Growth	4,003,911	3,240,685
American Funds IS® Growth-Income	9,570,037	5,767,761
American Funds IS® International	1,263,180	1,199,649
American Funds IS® International Growth and Income	331,923	9,809
American Funds IS® Mortgage	18,596	2,642
American Funds IS® New World	2,045,747	510,195
AMG River Road Mid Cap Value (b)	1,111,790	350,529

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Ariel®	$374,927	$674,190
Baron Asset	146,210	179,590
BlackRock Advantage Large Cap Core V.I.	300,271	18,569
BlackRock Advantage Small Cap Growth	62,525	146,641
BlackRock Basic Value V.I.	57,776	1,058
BlackRock Capital Appreciation V.I.	78,752	152,421
BlackRock Equity Dividend	129,747	99,723
BlackRock Equity Dividend V.I.	4,923,825	3,129,710
BlackRock Global Allocation	19,396	27,406
BlackRock Global Allocation V.I.	942,896	850,052
BlackRock High Yield V.I.	5,815,242	3,073,776
BlackRock International Dividend	49,572	1,568
BlackRock Large Cap Focus Growth V.I.	68,610	6,944
BNY Mellon Appreciation	2,049,850	2,571,018
BNY Mellon Dynamic Value	1,099,493	602,061
BNY Mellon IP MidCap Stock	2,227,719	1,293,217
BNY Mellon IP Small Cap Stock Index	2,898,397	2,174,254
BNY Mellon IP Technology Growth	8,450,195	5,981,318
BNY Mellon Opportunistic Midcap Value	329,992	363,446
BNY Mellon Stock Index	10,919	129,960
BNY Mellon VIF Appreciation	3,359,238	2,507,406
Calamos® Growth	1,375,801	1,392,439
Calamos® Growth and Income	2,056,561	1,117,145
Calamos® High Income Opportunities	49,170	86,582
ClearBridge Small Cap Growth	2,843	244
ClearBridge Variable Aggressive Growth	3,384,902	5,458,362
ClearBridge Variable Small Cap Growth	4,350,288	4,734,752
Delaware Ivy Asset Strategy (b)	38,649	21,967
Delaware Ivy VIP Asset Strategy (b)	146,318	55,742
Delaware Ivy VIP Balanced (b)	6,628	53,007
Delaware Ivy VIP Core Equity (b)	3,505	144,997
Delaware Ivy VIP Energy (b)	174,470	107,293
Delaware Ivy VIP Global Bond (b)	23,830	16,234
Delaware Ivy VIP Global Equity Income (b)	108,916	2,065
Delaware Ivy VIP Global Growth (b)	42,938	2,286
Delaware Ivy VIP Growth (b)	20,035	35,015
Delaware Ivy VIP High Income (b)	174,392	121,934
Delaware Ivy VIP International Core Equity (b)	10,675	44,005
Delaware Ivy VIP Limited-Term Bond (b)	76,271	2,963
Delaware Ivy VIP Mid Cap Growth (b)	179,826	141,553
Delaware Ivy VIP Natural Resources (b)	108,865	83,717
Delaware Ivy VIP Science And Technology (b)	127,753	233,390
Delaware Ivy VIP Securian Real Estate Securities (b)	1,080	18,337
Delaware Ivy VIP Small Cap Growth (b)	106,863	14,977
Delaware Ivy VIP Smid Cap Core (b)	34,191	119,586
Delaware Ivy VIP Value (b)	38,932	74,511

(b) Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Dimensional VA Equity Allocation	$345,366	$61,489
Dimensional VA Global Bond Portfolio	656,303	53,489
Dimensional VA Global Moderate Allocation	1,847,396	1,432,153
Dimensional VA International Small Portfolio	1,519,860	130,473
Dimensional VA International Value Portfolio	751,727	116,746
Dimensional VA Short-Term Fixed Portfolio	1,037,288	153,634
Dimensional VA U.S. Large Value Portfolio	1,341,697	666,692
Dimensional VA U.S. Targeted Value Portfolio	1,392,678	579,449
DWS Capital Growth VIP	3,177	569
DWS Core Equity VIP	4,751	1,432
DWS CROCI® U.S. VIP	190	2,527
DWS Global Small Cap VIP	35	417
DWS High Income VIP	297,441	6,475
DWS International Growth VIP	179	3,250
DWS Small Mid Cap Value VIP	472,854	459,744
Eaton Vance VT Floating-Rate Income	3,439,711	969,613
Federated Hermes Corporate Bond	2,071,991	2,565,458
Federated Hermes Fund for U.S. Government Securities II	2,258,828	5,091,034
Federated Hermes High Income Bond II	802,307	1,687,660
Fidelity® Advisor Dividend Growth	244,373	321,418
Fidelity® Advisor International Capital Appreciation (d)	16,566	81,800
Fidelity® Advisor Leveraged Company Stock	13,062	9,381
Fidelity® Advisor New Insights	55,508	44,466
Fidelity® Advisor Real Estate	198,596	390,436
Fidelity® Advisor Stock Selector Mid Cap	551,519	747,518
Fidelity® Advisor Value Strategies	702,062	230,350
Fidelity® VIP Balanced	2,558,759	216,619
Fidelity® VIP Contrafund	5,612,992	5,571,437
Fidelity® VIP Disciplined Small Cap	600,631	6,558
Fidelity® VIP Emerging Markets	658,248	354,738
Fidelity® VIP Equity-Income	2,584,677	1,278,312
Fidelity® VIP Growth & Income	2,437,798	1,523,777
Fidelity® VIP Growth Opportunities	17,000,466	15,843,580
Fidelity® VIP High Income	8,947,542	9,083,806
Fidelity® VIP Index 500	9,781,423	9,696,027
Fidelity® VIP Investment Grade Bond	2,107,633	2,804,470
Fidelity® VIP Mid Cap	408,635	86,282
Fidelity® VIP Overseas	1,386,105	2,016,298
Fidelity® VIP Real Estate	85,616	23,177
Fidelity® VIP Strategic Income	608,953	157,436
Franklin Allocation VIP Fund	420,459	695,892
Franklin DynaTech VIP (b)	111,234	5,959
Franklin Growth and Income VIP Fund	183,414	116,678
Franklin Income VIP Fund	6,685,514	3,817,292
Franklin Large Cap Growth VIP Fund	—	15,470

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Mutual Global Discovery VIP Fund	$651,407	$2,068,591
Franklin Mutual Shares VIP Fund	93,755	45,333
Franklin Rising Dividends VIP Fund	92,377	420,073
Franklin Small Cap Value VIP Fund	3,914,944	3,007,594
Franklin Small-Mid Cap Growth VIP Fund	1,226,582	3,881,876
Franklin Strategic Income VIP Fund	401,720	7,259,970
Franklin U.S. Government Securities VIP Fund	100,115	134,876
Goldman Sachs Emerging Markets Equity	646,170	969,963
Goldman Sachs Government Income	545,788	565,906
Goldman Sachs VIT Growth Opportunities	63,976	49,105
Goldman Sachs VIT High Quality Floating Rate	39,554	398
Goldman Sachs VIT International Equity Insights	118,580	3,663
Goldman Sachs VIT Large Cap Value	570	29
Goldman Sachs VIT Mid Cap Value	136,316	498,143
Goldman Sachs VIT Small Cap Equity Insights	85,079	21,520
Goldman Sachs VIT Strategic Growth	27,736	8,152
Guggenheim Alpha Opportunity	1,579	14,176
Guggenheim Core Bond (b)	1,152,930	1,375,704
Guggenheim Floating Rate Strategies	441,566	205,228
Guggenheim High Yield	690,570	409,776
Guggenheim Large Cap Value	223,797	805,814
Guggenheim Long Short Equity	9,331	38,197
Guggenheim Macro Opportunities	1,320	4,397
Guggenheim Multi-Hedge Strategies	290	6,611
Guggenheim Small Cap Value	6,035	101,368
Guggenheim SMid Cap Value	1,075,939	2,772,850
Guggenheim StylePlus Large Core	169,677	286,343
Guggenheim StylePlus Mid Growth	339,840	312,498
Guggenheim Total Return Bond	94,411	62,097
Guggenheim VIF All Cap Value	3,103,088	3,801,444
Guggenheim VIF Alpha Opportunity	23,864	345,334
Guggenheim VIF Floating Rate Strategies	7,537,244	747,590
Guggenheim VIF Global Managed Futures Strategy	42,136	78,070
Guggenheim VIF High Yield	6,505,265	4,894,563
Guggenheim VIF Large Cap Value (b)	4,100,446	10,328,645
Guggenheim VIF Long Short Equity	2,505,888	3,133,449
Guggenheim VIF Managed Asset Allocation	1,291,885	1,755,268
Guggenheim VIF Multi-Hedge Strategies	2,474,849	2,886,331
Guggenheim VIF Small Cap Value	3,159,581	4,840,556
Guggenheim VIF SMid Cap Value	3,849,884	9,108,257
Guggenheim VIF StylePlus Large Core	3,102,579	3,153,005
Guggenheim VIF StylePlus Large Growth	3,887,938	2,773,751
Guggenheim VIF StylePlus Mid Growth	6,098,446	5,315,818
Guggenheim VIF StylePlus Small Growth	374,811	696,306
Guggenheim VIF Total Return Bond	10,963,936	18,083,596
Guggenheim VIF World Equity Income	5,131,153	6,674,072

(b) Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim World Equity Income	$1,514,881	$633,739
Invesco American Franchise	526,658	645,296
Invesco Comstock	932,804	1,287,923
Invesco Developing Markets	97,744	71,688
Invesco Discovery	107,770	42,306
Invesco Discovery Mid Cap Growth	501,190	488,195
Invesco Energy	5,683	1,811
Invesco Equity and Income	1,667,104	1,536,808
Invesco Global	57,814	65,787
Invesco Gold & Special Minerals	8,336	2,216
Invesco Main Street Mid Cap	328,438	380,337
Invesco Oppenheimer V.I. International Growth Fund	29,561	524,163
Invesco Small Cap Growth (d)	888,180	454,749
Invesco Technology	475,164	104,849
Invesco V.I. American Franchise Series I	314,737	266,903
Invesco V.I. American Franchise Series II	82,697	277,004
Invesco V.I. American Value (c)	4,377,425	1,303,007
Invesco V.I. Balanced-Risk Allocation	46,272	16,941
Invesco V.I. Comstock	6,968,041	5,036,396
Invesco V.I. Core Bond (b)	1,321,750	6,651,507
Invesco V.I. Core Equity	19,027	1,018
Invesco V.I. Discovery Mid Cap Growth (b)	2,023,171	1,702,918
Invesco V.I. Equity and Income (c)	1,048,698	3,830,979
Invesco V.I. Global (b)	646,690	1,071,178
Invesco V.I. Global Core Equity	6,053	376
Invesco V.I. Global Real Estate Series I	1,048,432	1,982,150
Invesco V.I. Global Real Estate Series II	43,440	73,331
Invesco V.I. Global Strategic Income (b)	107	28,136
Invesco V.I. Government Money Market	14,562,021	19,257,943
Invesco V.I. Government Securities	5,377,791	6,168,529
Invesco V.I. Growth and Income	212	226
Invesco V.I. Health Care Series I	1,818,222	3,289,249
Invesco V.I. Health Care Series II	55,061	146,286
Invesco V.I. High Yield	—	26,488
Invesco V.I. International Growth	5,231,790	6,297,505
Invesco V.I. Main Street Mid Cap Fund® (b)	592,874	4,203,166
Invesco V.I. Main Street Small Cap Fund® (b)	3,171,731	4,132,207
Invesco V.I. Managed Volatility (c)	1,469	87,383
Invesco V.I. S&P 500 Index	116,843	34,871
Invesco V.I. Small Cap Equity	20,715	14,579
Invesco V.I. Value Opportunities (c)	1,068,617	4,222,037
Invesco Value Opportunities	336,997	391,914
Janus Henderson Mid Cap Value	20,666	77,547
Janus Henderson Overseas	436,558	489,175

(b) Name change. See Note 1.
(c) Merger. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Janus Henderson U.S. Managed Volatility	$296,904	$201,311
Janus Henderson VIT Enterprise	6,540,785	7,170,758
Janus Henderson VIT Mid Cap Value	68,506	11,503
Janus Henderson VIT Overseas	146,126	52,844
Janus Henderson VIT Research	1,271,635	3,245,467
JPMorgan Insurance Trust Core Bond Portfolio	1,845,506	2,458,021
JPMorgan Insurance Trust Small Cap Core Portfolio	284,779	185,638
JPMorgan Insurance Trust US Equity Portfolio	7,258	1,911
Lord Abbett Series Bond-Debenture VC	2,235,061	2,298,521
Lord Abbett Series Developing Growth VC	1,979,886	1,602,240
Lord Abbett Series Dividend Growth VC	20,111	51,466
Lord Abbett Series Growth Opportunities VC	50,508	93,100
Lord Abbett Series Mid Cap Stock VC	6,419	2,755
Lord Abbett Series Total Return VC	363,594	20,652
MFS® VIT Emerging Markets Equity	4,949	82,334
MFS® VIT Global Tactical Allocation	389	1,036
MFS® VIT High Yield	2,652	127,009
MFS® VIT II Research International	2,572,840	4,046,537
MFS® VIT International Intrinsic Value	135,824	236,271
MFS® VIT Investors Trust	64,233	6,451
MFS® VIT New Discovery	224,324	55,064
MFS® VIT Research	44,860	141,447
MFS® VIT Total Return	1,608,175	3,214,132
MFS® VIT Total Return Bond	155,599	5,552
MFS® VIT Utilities	3,315,878	4,370,310
Morgan Stanley VIF Emerging Markets Debt	42,177	33,900
Morgan Stanley VIF Emerging Markets Equity	944,778	4,575,732
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	571,527	1,290,340
Morningstar Balanced ETF Asset Allocation Portfolio	2,139,676	9,726,608
Morningstar Conservative ETF Asset Allocation Portfolio	1,143,472	1,092,732
Morningstar Growth ETF Asset Allocation Portfolio	1,043,070	3,512,410
Morningstar Income and Growth ETF Asset Allocation Portfolio	520,557	794,638
Neuberger Berman AMT Sustainable Equity I	474,236	1,182,479
Neuberger Berman AMT Sustainable Equity S	485,890	1,373,477
Neuberger Berman Core Bond	150,978	320,684
Neuberger Berman Large Cap Value	105,467	131,147
Neuberger Berman Sustainable Equity	183,811	276,791
North Square Oak Ridge Small Cap Growth	10,697	4,858
Northern Global Tactical Asset Allocation	8,176	7,304
Northern Large Cap Core	32,198	34,277
Northern Large Cap Value	44,712	15,449
PGIM Focused Growth (c)	3,872,885	10,042
PGIM Jennison 20/20 Focus (c)	1,497,714	4,528,031
PGIM Jennison Mid-Cap Growth	60,685	40,713
PGIM Jennison Natural Resources	746	1,958
PGIM Jennison Small Company	202,591	153,693

(c) Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PGIM Quant Solutions Small-Cap Value (b)	$6,548	$27,405
PIMCO All Asset	40,290	42,769
PIMCO CommodityRealReturn Strategy	41,568	18,021
PIMCO Emerging Markets Bond	134,396	3,171
PIMCO High Yield	152,531	419,529
PIMCO International Bond (U.S. Dollar-Hedged)	531,997	1,570,477
PIMCO Low Duration	2,956	278
PIMCO Real Return	76,715	108,178
PIMCO StocksPLUS® Small Fund	124,936	66,485
PIMCO Total Return	145,975	257,486
PIMCO VIT All Asset Administrative	1,383,578	847,334
PIMCO VIT All Asset Advisor	159,828	32,302
PIMCO VIT CommodityRealReturn Strategy Administrative	8,610,960	3,868,226
PIMCO VIT CommodityRealReturn Strategy Advisor	196,668	61,653
PIMCO VIT Emerging Markets Bond	4,209,215	3,839,693
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	3,787	1,204
PIMCO VIT Global Managed Asset Allocation	89,295	5,608
PIMCO VIT High Yield	256,670	50,125
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	5,147,324	2,592,952
PIMCO VIT International Bond Portfolio (Unhedged)	34,419	12,204
PIMCO VIT Low Duration Administrative (d)	6,726,754	11,971,710
PIMCO VIT Low Duration Advisor	332,445	360,711
PIMCO VIT Real Return Administrative (d)	8,886,422	5,959,161
PIMCO VIT Real Return Advisor	707,527	346,999
PIMCO VIT Short-Term	2,343,743	2,071,991
PIMCO VIT Total Return Administrative	3,809,713	3,992,013
PIMCO VIT Total Return Advisor	4,533,326	3,572,404
Pioneer Bond VCT	136,075	58,261
Pioneer Equity Income VCT	22,335	1,246
Pioneer High Yield VCT	39,375	39,540
Pioneer Real Estate Shares VCT	278	497
Pioneer Strategic Income	6,736	6,465
Pioneer Strategic Income VCT	155,455	883
Probabilities Fund	204,179	289,705
Putnam VT Diversified Income	78,736	299,735
Putnam VT Global Asset Allocation	477	219
Putnam VT Growth Opportunities	155,022	165,313
Putnam VT High Yield	2,482	679,995
Putnam VT Income	618,746	1,985,560
Putnam VT Large Cap Value (b)	367,412	202,258
Putnam VT Multi-Asset Absolute Return	2,543	234,652
Putnam VT Multi-Cap Core	49,920	353
Putnam VT Small Cap Growth	2,516	610
Putnam VT Small Cap Value	1,360,820	189,080
Redwood Managed Volatility	22,355	14,779

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Royce Micro-Cap	$2,792,223	$3,305,564
Royce Opportunity	1,079,604	959,470
Royce Small-Cap Value	118,995	194,895
Rydex VIF Banking	2,753,733	2,512,836
Rydex VIF Basic Materials	1,662,144	2,743,951
Rydex VIF Biotechnology	4,305,648	1,838,337
Rydex VIF Commodities Strategy	1,466,787	392,724
Rydex VIF Consumer Products	237,503	2,003,915
Rydex VIF Dow 2x Strategy (d)	4,875,586	5,914,191
Rydex VIF Electronics	1,226,454	672,353
Rydex VIF Energy	10,690,520	8,991,690
Rydex VIF Energy Services	11,464,693	7,098,742
Rydex VIF Europe 1.25x Strategy (d)	445,328	551,129
Rydex VIF Financial Services	3,829,627	4,722,002
Rydex VIF Government Long Bond 1.2x Strategy (d)	877,453	809,679
Rydex VIF Health Care	1,707,317	3,526,801
Rydex VIF High Yield Strategy	260,622	25,250
Rydex VIF Internet	682,069	2,841,238
Rydex VIF Inverse Dow 2x Strategy (d)	522,724	487,460
Rydex VIF Inverse Government Long Bond Strategy (d)	552,598	621,651
Rydex VIF Inverse Mid-Cap Strategy (d)	84,308	83,569
Rydex VIF Inverse NASDAQ-100® Strategy (d)	1,970,196	1,325,194
Rydex VIF Inverse Russell 2000® Strategy (d)	305,258	287,450
Rydex VIF Inverse S&P 500 Strategy (d)	1,062,047	1,078,664
Rydex VIF Japan 2x Strategy (d)	54,449	124,920
Rydex VIF Leisure	886,124	902,932
Rydex VIF Mid-Cap 1.5x Strategy (d)	1,174,879	1,454,343
Rydex VIF Money Market	132,490,727	130,818,137
Rydex VIF NASDAQ-100®	43,734,126	40,432,497
Rydex VIF NASDAQ-100® 2x Strategy (d)	45,415,591	52,383,981
Rydex VIF Nova (d)	3,342,186	3,233,443
Rydex VIF Precious Metals	1,078,151	1,494,236
Rydex VIF Real Estate	1,356,096	1,536,000
Rydex VIF Retailing	152,494	817,925
Rydex VIF Russell 2000® 1.5x Strategy (d)	2,462,648	1,925,525
Rydex VIF Russell 2000® 2x Strategy (d)	44,231,548	55,038,488
Rydex VIF S&P 500 2x Strategy (d)	24,000,084	23,083,166
Rydex VIF S&P 500 Pure Growth	6,298,309	3,883,114
Rydex VIF S&P 500 Pure Value	11,868,602	15,923,318
Rydex VIF S&P MidCap 400 Pure Growth	1,691,820	2,586,845
Rydex VIF S&P MidCap 400 Pure Value	4,893,418	5,351,406
Rydex VIF S&P SmallCap 600 Pure Growth	6,095,040	7,117,774
Rydex VIF S&P SmallCap 600 Pure Value	29,546,522	30,059,172
Rydex VIF Strengthening Dollar 2x Strategy (d)	152,021	184,037
Rydex VIF Technology	1,421,886	2,792,698
Rydex VIF Telecommunications	173,952	203,464

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Transportation	$579,236	$723,939
Rydex VIF Utilities	493,266	1,077,199
Rydex VIF Weakening Dollar 2x Strategy (d)	159,931	197,645
T. Rowe Price Blue Chip Growth	1,291,145	978,445
T. Rowe Price Capital Appreciation	1,365,296	1,887,571
T. Rowe Price Equity Income	359,682	213,041
T. Rowe Price Growth Stock	1,134,183	1,610,688
T. Rowe Price Health Sciences	3,494,299	2,449,791
T. Rowe Price Limited-Term Bond	40,670	20,794
T. Rowe Price Retirement 2010	208	22
T. Rowe Price Retirement 2015	30,078	1,803
T. Rowe Price Retirement 2020	21,998	24,761
T. Rowe Price Retirement 2025	9,321	656
T. Rowe Price Retirement 2030	46,895	4,138
T. Rowe Price Retirement 2035	17,853	180,107
T. Rowe Price Retirement 2040	10,185	9,127
T. Rowe Price Retirement 2045	2,322	74
T. Rowe Price Retirement 2050	110	—
T. Rowe Price Retirement 2055	3,462	19,269
T. Rowe Price Retirement Balanced	172,962	43,019
Templeton Developing Markets VIP Fund	5,110,220	2,182,773
Templeton Foreign VIP Fund	171,099	5,795,538
Templeton Global Bond VIP Fund	317,696	675,492
Templeton Growth VIP Fund	45	61
Third Avenue Value (b)	14,744	11,223
TOPS® Aggressive Growth ETF	396,237	70,631
TOPS® Balanced ETF	170,444	11
TOPS® Conservative ETF	3,937,626	155,700
TOPS® Growth ETF	634,260	2,141
TOPS® Managed Risk Moderate Growth ETF	499,144	7,666
VanEck VIP Global Gold	114,118	223,459
VanEck VIP Global Resources (b)	60,038	105,040
Vanguard® VIF Balanced	2,515,694	515,218
Vanguard® VIF Capital Growth	469,095	332,297
Vanguard® VIF Conservative Allocation	6,460,923	2,359,141
Vanguard® VIF Diversified Value	599,164	88,309
Vanguard® VIF Equity Income	834,942	367,672
Vanguard® VIF Equity Index	3,249,351	339,470
Vanguard® VIF Global Bond Index	731,557	188,206
Vanguard® VIF Growth	1,317,477	23,203
Vanguard® VIF High Yield Bond	742,218	895,939
Vanguard® VIF International	3,862,238	998,030
Vanguard® VIF Mid-Cap Index	1,981,688	440,913
Vanguard® VIF Moderate Allocation	1,954,334	1,921,788
Vanguard® VIF Real Estate Index	1,016,942	19,793

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Vanguard® VIF Short Term Investment Grade	$7,048,410	$3,061,612
Vanguard® VIF Small Company Growth (d)	30,313	35,619
Vanguard® VIF Total Bond Market Index	9,916,415	2,416,187
Vanguard® VIF Total International Stock Market Index	5,950,697	1,502,564
Vanguard® VIF Total Stock Market Index	13,618,195	1,562,016
Victory RS Partners (d)	82,198	67,940
Victory RS Science and Technology	419,554	683,727
Victory RS Value	275,895	348,397
Virtus Ceredex Mid Cap Value Equity	81,067	104,042
Virtus Duff & Phelps Real Estate Securities Series	183,456	221,582
Virtus KAR Small-Cap Growth Series	841,737	523,612
Virtus Newfleet Multi-Sector Intermediate Bond Series	97,859	554,981
Virtus SGA International Growth Series	191,127	473,161
Virtus Strategic Allocation Series	193,209	9,092
Voya MidCap Opportunities Portfolio	201,364	1,886
VY Clarion Global Real Estate Portfolio	113,102	56,714
VY Clarion Real Estate Portfolio	527,735	3,891
Western Asset Variable Global High Yield Bond	3,682,777	3,691,429

(d)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2021 by subaccount are as follows:

Subaccount	Annuity Assets
AB VPS Growth and Income	$330,766
AB VPS Small/Mid Cap Value	154,544
AFIS Capital World Growth and Income	27,190
Allspring Small Company Value	4,830
American Century VP Disciplined Core Value	76,294
American Century VP Inflation Protection	177,086
American Century VP Mid Cap Value	6,300

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
American Century VP Value	$1,726
American Funds IS® Asset Allocation	143,261
American Funds IS® Capital World Bond	47,474
American Funds IS® Global Growth	533
American Funds IS® Global Small Capitalization	71,912
American Funds IS® Growth	55,391
American Funds IS® Growth-Income	978
American Funds IS® International	391
American Funds IS® International Growth and Income	90,267
American Funds IS® New World	115,447
Ariel®	3,480
BlackRock Equity Dividend V.I.	440
BlackRock Global Allocation V.I.	10,442
BlackRock High Yield V.I.	92,717
BlackRock Large Cap Focus Growth V.I.	33,256
BNY Mellon Appreciation	15,458
BNY Mellon Dynamic Value	16,026
BNY Mellon IP Small Cap Stock Index	56,069
BNY Mellon IP Technology Growth	353,778
Calamos® Growth and Income	8,750
ClearBridge Variable Small Cap Growth	37,985
Delaware Ivy VIP Energy	4,519
Delaware Ivy VIP Global Bond	7,947
Delaware Ivy VIP Global Equity Income	111,022
Delaware Ivy VIP High Income	21,418
Delaware Ivy VIP Mid Cap Growth	59,301
Delaware Ivy VIP Science And Technology	37,885
Delaware Ivy VIP Small Cap Growth	59,833
Dimensional VA Equity Allocation	59,211
Dimensional VA Global Bond Portfolio	5,785
Dimensional VA Global Moderate Allocation	231,270
Dimensional VA International Small Portfolio	72,459
Dimensional VA International Value Portfolio	26,041
Dimensional VA U.S. Large Value Portfolio	631,232
Dimensional VA U.S. Targeted Value Portfolio	87,472
DWS High Income VIP	63,377
Eaton Vance VT Floating-Rate Income	110,161
Federated Hermes Corporate Bond	9,424
Federated Hermes Fund for U.S. Government Securities II	190,004
Federated Hermes High Income Bond II	3,329
Fidelity® Advisor International Capital Appreciation	1,734
Fidelity® Advisor Real Estate	3,808
Fidelity® VIP Contrafund	485,935
Fidelity® VIP Disciplined Small Cap	268,565
Fidelity® VIP Emerging Markets	90,252
Fidelity® VIP Growth & Income	15,481
Fidelity® VIP Growth Opportunities	539,388
Fidelity® VIP High Income	54,099
Fidelity® VIP Index 500	308,474
Fidelity® VIP Investment Grade Bond	54,236
Fidelity® VIP Mid Cap	75,735

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Fidelity® VIP Overseas	$15,732
Fidelity® VIP Real Estate	52,387
Fidelity® VIP Strategic Income	15,523
Franklin Income VIP Fund	57,248
Franklin Mutual Global Discovery VIP Fund	15,118
Franklin Small Cap Value VIP Fund	1,079
Guggenheim VIF All Cap Value	1,599
Guggenheim VIF Floating Rate Strategies	158,033
Guggenheim VIF High Yield	107,803
Guggenheim VIF Large Cap Value	323,598
Guggenheim VIF Long Short Equity	1,992
Guggenheim VIF Small Cap Value	79,353
Guggenheim VIF SMid Cap Value	67,247
Guggenheim VIF StylePlus Large Core	2,561
Guggenheim VIF StylePlus Large Growth	2,131
Guggenheim VIF StylePlus Mid Growth	52,843
Guggenheim VIF StylePlus Small Growth	3,467
Guggenheim VIF Total Return Bond	154,638
Guggenheim VIF World Equity Income	9,950
Invesco Small Cap Growth	5,575
Invesco V.I. American Value	65,182
Invesco V.I. Comstock	11,241
Invesco V.I. Core Bond	50,957
Invesco V.I. Discovery Mid Cap Growth	3,309
Invesco V.I. Equity and Income	1,020
Invesco V.I. Global	513
Invesco V.I. Global Real Estate Series I	573
Invesco V.I. Government Money Market	368,765
Invesco V.I. Government Securities	37,588
Invesco V.I. International Growth	65,438
Invesco V.I. Main Street Mid Cap Fund®	7,600
Invesco V.I. Main Street Small Cap Fund®	32,670
Invesco V.I. Small Cap Equity	17,873
Janus Henderson Overseas	2,501
Janus Henderson VIT Enterprise	88,817
Janus Henderson VIT Research	29,774
JPMorgan Insurance Trust Core Bond Portfolio	110,301
Lord Abbett Series Bond-Debenture VC	306,212
MFS® VIT II Research International	14,174
MFS® VIT Research	43,544
MFS® VIT Total Return	71,536
MFS® VIT Utilities	5,556
Morgan Stanley VIF Emerging Markets Equity	20,997
Morningstar Balanced ETF Asset Allocation Portfolio	89,061
Neuberger Berman AMT Sustainable Equity I	48,839
PIMCO High Yield	2,241
PIMCO International Bond (U.S. Dollar-Hedged)	2,701
PIMCO VIT All Asset Administrative	9,237
PIMCO VIT All Asset Advisor	294,091
PIMCO VIT CommodityRealReturn Strategy Administrative	55,201
PIMCO VIT CommodityRealReturn Strategy Advisor	69,332

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
PIMCO VIT Emerging Markets Bond	$1,942
PIMCO VIT High Yield	8,000
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	14,907
PIMCO VIT Low Duration Administrative	11,647
PIMCO VIT Low Duration Advisor	7,933
PIMCO VIT Real Return Administrative	4,344
PIMCO VIT Real Return Advisor	168,495
PIMCO VIT Total Return Administrative	2,872
PIMCO VIT Total Return Advisor	717,814
Putnam VT Growth Opportunities	110,014
Putnam VT Large Cap Value	121,097
Royce Micro-Cap	39,141
Rydex VIF Banking	19,282
Rydex VIF Biotechnology	94,624
Rydex VIF Energy	51,317
Rydex VIF Financial Services	55,528
Rydex VIF Health Care	38,046
Rydex VIF Inverse Dow 2x Strategy	3
Rydex VIF Inverse Mid-Cap Strategy	27
Rydex VIF Inverse NASDAQ-100® Strategy	13
Rydex VIF Inverse Russell 2000® Strategy	26
Rydex VIF Inverse S&P 500 Strategy	40
Rydex VIF Japan 2x Strategy	385
Rydex VIF Mid-Cap 1.5x Strategy	2,332
Rydex VIF Money Market	202,470
Rydex VIF Real Estate	35,125
Rydex VIF Retailing	1,628
Rydex VIF Russell 2000® 1.5x Strategy	1,721
Rydex VIF Technology	52,595
Rydex VIF Utilities	42,659
T. Rowe Price Blue Chip Growth	481,540
T. Rowe Price Equity Income	226,301
T. Rowe Price Growth Stock	40,331
T. Rowe Price Health Sciences	94,581
Templeton Developing Markets VIP Fund	37,331
Templeton Foreign VIP Fund	686
TOPS® Conservative ETF	534,881
Vanguard® VIF Balanced	1,273,627
Vanguard® VIF Capital Growth	353,504
Vanguard® VIF Conservative Allocation	102,869
Vanguard® VIF Equity Income	246,223
Vanguard® VIF Equity Index	1,626,266
Vanguard® VIF Growth	359,098
Vanguard® VIF International	1,562,033
Vanguard® VIF Mid-Cap Index	395,894
Vanguard® VIF Moderate Allocation	644,461
Vanguard® VIF Real Estate Index	378,935
Vanguard® VIF Short Term Investment Grade	95,157
Vanguard® VIF Small Company Growth	21,650
Vanguard® VIF Total Bond Market Index	1,776,157
Vanguard® VIF Total International Stock Market Index	395,543

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Vanguard® VIF Total Stock Market Index	$1,231,455
Victory RS Science and Technology	4,627
Virtus Duff & Phelps Real Estate Securities Series	28,657
Virtus KAR Small-Cap Growth Series	319,087
Virtus SGA International Growth Series	63,902
Voya MidCap Opportunities Portfolio	20,863
Western Asset Variable Global High Yield Bond	21,694

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. SBL’s business has been affected in various ways, including the operations. SBL cannot predict the length and severity of the COVID-19 pandemic or its effects on SBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.50% of the contract value. For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value
Guggenheim VIF Large Cap Value
Guggenheim VIF Small Cap Value
Guggenheim VIF SMid Cap Value
Guggenheim VIF StylePlus Mid Growth
Guggenheim VIF World Equity Income
0.35%	Invesco V.I. International Growth
Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity
Guggenheim VIF Multi-Hedge Strategies
Invesco V.I. Government Securities
each Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II
Fidelity VIP Contrafund
Fidelity VIP Growth Opportunities
Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration
PIMCO VIT Real Return
PIMCO VIT Total Return
Wells Fargo Opportunity VT
0.60%	Federated Hermes Fund for U.S. Government Securities II
Franklin Small-Mid Cap Growth VIP Fund
Invesco V.I. American Franchise
Neuberger Berman AMT Sustainable Equity
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, SBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, SBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II	Dimensional VA Equity Allocation	Vanguard® VIF Equity Index
		Dimensional VA Global Bond Portfolio	Vanguard® VIF Global Bond Index
		Dimensional VA Global Moderate Allocation	Vanguard® VIF Growth
		Dimensional VA International Small Portfolio	Vanguard® VIF High Yield Bond
		Dimensional VA International Value Portfolio	Vanguard® VIF International
		Dimensional VA Short-Term Fixed Portfolio	Vanguard® VIF Mid-Cap Index
		Dimensional VA U.S. Large Value Portfolio	Vanguard® VIF Moderate Allocation
		Dimensional VA U.S. Targeted Value Portfolio	Vanguard® VIF Real Estate Index
Vanguard® VIF Short Term Investment Grade
		Vanguard® VIF Balanced	Vanguard® VIF Small Company Growth
		Vanguard® VIF Capital Growth	Vanguard® VIF Total Bond Market Index
		Vanguard® VIF Conservative Allocation	Vanguard® VIF Total International Stock Market Index
Vanguard® VIF Diversified Value
		Vanguard® VIF Equity Income	Vanguard® VIF Total Stock Market Index
0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
7Twelve Balanced Portfolio	2,968	(4,720)	(1,752)	2,273	(1,835)	438
AB VPS Dynamic Asset Allocation	24,026	(19,477)	4,549	42,323	(23,248)	19,075
AB VPS Global Thematic Growth	116	(3)	113	14	—	14
AB VPS Growth and Income	5,510	(5,019)	491	577	(9,170)	(8,593)
AB VPS Small/Mid Cap Value	112,359	(33,511)	78,848	241,214	(69,352)	171,862
AFIS Capital World Growth and Income (b)	2,178	(1,649)	529	3,466	(15,480)	(12,014)
AFIS U.S. Government Securities (b)	14,803	(313,543)	(298,740)	378,816	(21,589)	357,227
AFIS Washington Mutual Investors (b)	2,108	(4,923)	(2,815)	210,619	(214,761)	(4,142)
Alger Capital Appreciation (d)	472	(4,784)	(4,312)	60,676	(70,803)	(10,127)
Alger Large Cap Growth (d)	1,478	(833)	645	38,885	(36,774)	2,111
Allspring Growth (b)	2,506	(5,272)	(2,766)	1,563	(6,685)	(5,122)
Allspring International Equity VT (b)	129	—	129	126	—	126
Allspring Large Cap Core (b)	5,310	(12,789)	(7,479)	10,213	(29,814)	(19,601)
Allspring Omega Growth VT (b)	1,448	(4,117)	(2,669)	362	(957)	(595)
Allspring Opportunity (b)	2,852	(3,992)	(1,140)	22,246	(36,077)	(13,831)
Allspring Opportunity VT (b)	15,651	(33,768)	(18,117)	6,747	(29,317)	(22,570)
Allspring Small Company Value (b)	29,792	(92,939)	(63,147)	44,155	(105,757)	(61,602)
ALPS/Alerian Energy Infrastructure	12,045	(27,134)	(15,089)	6,817	(4,224)	2,593
American Century Diversified Bond	12,820	(3,191)	9,629	13,732	(10,468)	3,264
American Century Equity Income	43,017	(108,749)	(65,732)	265,184	(110,032)	155,152
American Century Heritage	24,980	(17,840)	7,140	7,070	(31,213)	(24,143)
American Century International Bond	103	(274)	(171)	704	(3)	701
American Century International Growth	61,939	(81,909)	(19,970)	172,936	(193,910)	(20,974)
American Century Select	13,119	(28,079)	(14,960)	23,882	(32,275)	(8,393)
American Century Strategic Allocation: Aggressive	5,791	(13,555)	(7,764)	10,083	(19,423)	(9,340)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Strategic Allocation: Conservative	4,350	(21,920)	(17,570)	24,230	(26,894)	(2,664)
American Century Strategic Allocation: Moderate	28,492	(68,082)	(39,590)	26,512	(47,083)	(20,571)
American Century Ultra®	6,170	(2,308)	3,862	5,827	(8,145)	(2,318)
American Century VP Disciplined Core Value	5,847	(1,460)	4,387	652	(31,957)	(31,305)
American Century VP Inflation Protection	65,165	(14,313)	50,852	16,641	(5,906)	10,735
American Century VP International	210	(3,355)	(3,145)	274	(563)	(289)
American Century VP Mid Cap Value (d)	71,828	(88,102)	(16,274)	35,262	(91,548)	(56,286)
American Century VP Ultra®	113,506	(185,663)	(72,157)	213,605	(244,442)	(30,837)
American Century VP Value	310,036	(332,638)	(22,602)	224,585	(551,140)	(326,555)
American Funds IS® Asset Allocation	530,233	(334,653)	195,580	894,009	(292,285)	601,724
American Funds IS® Capital World Bond	63,186	(661,867)	(598,681)	409,445	(311,633)	97,812
American Funds IS® Global Growth	181,543	(113,656)	67,887	244,270	(261,453)	(17,183)
American Funds IS® Global Small Capitalization	32,905	(2,246)	30,659	1,531	(2,053)	(522)
American Funds IS® Growth	125,389	(112,873)	12,516	107,617	(66,921)	40,696
American Funds IS® Growth-Income	542,820	(307,585)	235,235	680,112	(519,598)	160,514
American Funds IS® International	114,347	(100,470)	13,877	130,407	(236,292)	(105,885)
American Funds IS® International Growth and Income	31,890	(797)	31,093	11,451	(16,391)	(4,940)
American Funds IS® Mortgage	1,808	(200)	1,608	26,509	(457)	26,052
American Funds IS® New World	150,061	(36,889)	113,172	62,252	(78,068)	(15,816)
AMG River Road Mid Cap Value (b)	8,187	(18,219)	(10,032)	11,040	(34,086)	(23,046)
Ariel®	11,961	(27,873)	(15,912)	13,880	(20,518)	(6,638)
Baron Asset	4,311	(6,800)	(2,489)	4,227	(6,857)	(2,630)
BlackRock Advantage Large Cap Core V.I.	6,473	(657)	5,816	36,577	(42,279)	(5,702)
BlackRock Advantage Small Cap Growth	1,520	(6,021)	(4,501)	5,373	(3,633)	1,740
BlackRock Basic Value V.I.	1,758	(11)	1,747	8,745	(11,670)	(2,925)
BlackRock Capital Appreciation V.I.	1,770	(5,258)	(3,488)	24,689	(18,892)	5,797
BlackRock Equity Dividend	3,555	(5,371)	(1,816)	17,087	(8,635)	8,452

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Equity Dividend V.I.	248,171	(195,212)	52,959	250,659	(207,195)	43,464
BlackRock Global Allocation	1,083	(2,002)	(919)	2,492	(25,534)	(23,042)
BlackRock Global Allocation V.I.	41,561	(66,254)	(24,693)	85,583	(30,711)	54,872
BlackRock High Yield V.I.	527,377	(280,285)	247,092	3,246,286	(3,566,177)	(319,891)
BlackRock International Dividend	3,846	(86)	3,760	1,912	(28,762)	(26,850)
BlackRock Large Cap Focus Growth V.I.	1,223	(144)	1,079	30,249	(30,817)	(568)
BNY Mellon Appreciation	106,324	(119,671)	(13,347)	158,372	(128,556)	29,816
BNY Mellon Dynamic Value	17,717	(25,696)	(7,979)	9,241	(24,735)	(15,494)
BNY Mellon IP MidCap Stock	170,933	(92,555)	78,378	155,157	(161,188)	(6,031)
BNY Mellon IP Small Cap Stock Index	172,503	(125,012)	47,491	92,084	(154,394)	(62,310)
BNY Mellon IP Technology Growth	153,997	(148,396)	5,601	246,380	(310,707)	(64,327)
BNY Mellon Opportunistic Midcap Value	4,857	(14,302)	(9,445)	8,676	(21,644)	(12,968)
BNY Mellon Stock Index	379	(5,560)	(5,181)	6,240	(11,090)	(4,850)
BNY Mellon VIF Appreciation	154,340	(130,615)	23,725	335,011	(93,475)	241,536
Calamos® Growth	19,612	(51,263)	(31,651)	18,986	(78,904)	(59,918)
Calamos® Growth and Income	74,417	(45,220)	29,197	28,631	(60,713)	(32,082)
Calamos® High Income Opportunities	3,821	(7,221)	(3,400)	5,052	(5,602)	(550)
ClearBridge Small Cap Growth	29	—	29	29	—	29
ClearBridge Variable Aggressive Growth	69,025	(258,422)	(189,397)	199,968	(460,717)	(260,749)
ClearBridge Variable Small Cap Growth	113,647	(153,131)	(39,484)	201,198	(178,695)	22,503
Delaware Ivy Asset Strategy (b)	1,646	(1,655)	(9)	4,037	(8,129)	(4,092)
Delaware Ivy VIP Asset Strategy (b)	4,157	(4,369)	(212)	45,288	(10,068)	35,220
Delaware Ivy VIP Balanced (b)	168	(4,131)	(3,963)	4,285	(5)	4,280
Delaware Ivy VIP Core Equity (b)	156	(6,722)	(6,566)	201	(51)	150
Delaware Ivy VIP Energy (b)	45,494	(30,533)	14,961	1,062	(1,536)	(474)
Delaware Ivy VIP Global Bond (b)	2,519	(1,756)	763	356	(11,261)	(10,905)
Delaware Ivy VIP Global Equity Income (b)	7,262	(124)	7,138	75	(2)	73
Delaware Ivy VIP Global Growth (b)	1,566	—	1,566	1,532	—	1,532

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware Ivy VIP Growth (b)	181	(987)	(806)	1,613	(4,731)	(3,118)
Delaware Ivy VIP High Income (b)	12,026	(9,155)	2,871	301,847	(314,571)	(12,724)
Delaware Ivy VIP International Core Equity (b)	1,742	(3,462)	(1,720)	2,377	(9,697)	(7,320)
Delaware Ivy VIP Limited-Term Bond (b)	8,869	(330)	8,539	10,932	(10,932)	—
Delaware Ivy VIP Mid Cap Growth (b)	6,407	(5,730)	677	6,606	(377)	6,229
Delaware Ivy VIP Natural Resources (b)	19,118	(14,613)	4,505	30,044	(1,582)	28,462
Delaware Ivy VIP Science And Technology (b)	1,986	(9,271)	(7,285)	3,871	(9,140)	(5,269)
Delaware Ivy VIP Securian Real Estate Securities (b)	94	(1,571)	(1,477)	139	(55)	84
Delaware Ivy VIP Small Cap Growth (b)	4,191	(720)	3,471	7,365	(9,944)	(2,579)
Delaware Ivy VIP Smid Cap Core (b)	2,252	(6,200)	(3,948)	1,008	(3,267)	(2,259)
Delaware Ivy VIP Value (b)	2,657	(4,413)	(1,756)	2,784	(4,313)	(1,529)
Dimensional VA Equity Allocation	23,939	(4,552)	19,387	23,353	(34,904)	(11,551)
Dimensional VA Global Bond Portfolio	79,156	(6,149)	73,007	18,700	(70,106)	(51,406)
Dimensional VA Global Moderate Allocation	152,836	(119,566)	33,270	—	—	—
Dimensional VA International Small Portfolio	91,377	(8,508)	82,869	25,411	(38,495)	(13,084)
Dimensional VA International Value Portfolio	63,327	(10,004)	53,323	13,722	(51,813)	(38,091)
Dimensional VA Short-Term Fixed Portfolio	135,639	(19,338)	116,301	64,746	(107,801)	(43,055)
Dimensional VA U.S. Large Value Portfolio	68,204	(34,991)	33,213	15,250	(38,806)	(23,556)
Dimensional VA U.S. Targeted Value Portfolio	64,203	(32,512)	31,691	24,367	(18,591)	5,776
DWS Capital Growth VIP	55	(13)	42	61	(1,537)	(1,476)
DWS Core Equity VIP	147	(1)	146	168	(2,321)	(2,153)
DWS CROCI® U.S. VIP	26	(186)	(160)	30	(213)	(183)
DWS Global Small Cap VIP	116	(3)	113	114	(5)	109
DWS High Income VIP	27,286	(627)	26,659	29	(1)	28
DWS International Growth VIP	31	(223)	(192)	36	(255)	(219)
DWS Small Mid Cap Value VIP	32,069	(30,782)	1,287	31	—	31
Eaton Vance VT Floating-Rate Income	379,531	(102,661)	276,870	410,321	(644,207)	(233,886)
Federated Hermes Corporate Bond	168,066	(203,287)	(35,221)	268,519	(189,996)	78,523

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Federated Hermes Fund for U.S. Government Securities II	268,034	(597,692)	(329,658)	616,461	(408,752)	207,709
Federated Hermes High Income Bond II	45,786	(104,170)	(58,384)	194,533	(952,291)	(757,758)
Fidelity® Advisor Dividend Growth	12,578	(20,312)	(7,734)	21,252	(37,290)	(16,038)
Fidelity® Advisor International Capital Appreciation (d)	783	(4,235)	(3,452)	881	(2,571)	(1,690)
Fidelity® Advisor Leveraged Company Stock	386	(408)	(22)	529	(577)	(48)
Fidelity® Advisor New Insights	1,003	(1,885)	(882)	12,230	(115,722)	(103,492)
Fidelity® Advisor Real Estate	10,405	(24,547)	(14,142)	19,488	(18,548)	940
Fidelity® Advisor Stock Selector Mid Cap	15,196	(35,408)	(20,212)	18,920	(24,721)	(5,801)
Fidelity® Advisor Value Strategies	25,220	(9,959)	15,261	10,079	(29,956)	(19,877)
Fidelity® VIP Balanced	146,810	(11,678)	135,132	7,823	(30,798)	(22,975)
Fidelity® VIP Contrafund	132,745	(190,673)	(57,928)	276,156	(202,931)	73,225
Fidelity® VIP Disciplined Small Cap	28,899	(259)	28,640	576	(739)	(163)
Fidelity® VIP Emerging Markets	37,506	(22,571)	14,935	13,227	(14,401)	(1,174)
Fidelity® VIP Equity-Income	146,527	(87,632)	58,895	128,092	(83,903)	44,189
Fidelity® VIP Growth & Income	135,747	(92,986)	42,761	92,835	(110,515)	(17,680)
Fidelity® VIP Growth Opportunities	369,719	(405,234)	(35,515)	951,284	(595,448)	355,836
Fidelity® VIP High Income	885,117	(917,317)	(32,200)	1,226,794	(1,064,274)	162,520
Fidelity® VIP Index 500	473,099	(454,660)	18,439	308,883	(369,633)	(60,750)
Fidelity® VIP Investment Grade Bond	193,534	(263,650)	(70,116)	541,033	(559,390)	(18,357)
Fidelity® VIP Mid Cap	15,623	(4,452)	11,171	4,570	(1,709)	2,861
Fidelity® VIP Overseas	81,367	(158,063)	(76,696)	525,285	(157,491)	367,794
Fidelity® VIP Real Estate	5,785	(1,685)	4,100	10,537	(9,492)	1,045
Fidelity® VIP Strategic Income	54,006	(14,082)	39,924	25,135	(123,524)	(98,389)
Franklin Allocation VIP Fund	36,599	(52,913)	(16,314)	12,498	(40,855)	(28,357)
Franklin DynaTech VIP (b)	2,578	(58)	2,520	4,187	(16)	4,171
Franklin Growth and Income VIP Fund	7,675	(5,564)	2,111	27,647	(11,388)	16,259

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Income VIP Fund	555,935	(309,017)	246,918	100,186	(629,706)	(529,520)
Franklin Large Cap Growth VIP Fund	5	(673)	(668)	10,989	(12,511)	(1,522)
Franklin Mutual Global Discovery VIP Fund	57,484	(163,939)	(106,455)	80,010	(272,174)	(192,164)
Franklin Mutual Shares VIP Fund	7,612	(3,750)	3,862	82	(53)	29
Franklin Rising Dividends VIP Fund	4,236	(22,407)	(18,171)	8,289	(24,600)	(16,311)
Franklin Small Cap Value VIP Fund	226,715	(179,597)	47,118	22,626	(215,852)	(193,226)
Franklin Small-Mid Cap Growth VIP Fund	30,327	(144,295)	(113,968)	99,485	(48,240)	51,245
Franklin Strategic Income VIP Fund	51,449	(792,570)	(741,121)	143,846	(155,457)	(11,611)
Franklin U.S. Government Securities VIP Fund	11,748	(15,697)	(3,949)	39,848	(41,908)	(2,060)
Goldman Sachs Emerging Markets Equity	60,443	(74,054)	(13,611)	25,019	(94,425)	(69,406)
Goldman Sachs Government Income	69,983	(64,727)	5,256	125,766	(92,050)	33,716
Goldman Sachs VIT Growth Opportunities	454	(1,950)	(1,496)	2,166	(1,277)	889
Goldman Sachs VIT High Quality Floating Rate	4,928	(30)	4,898	36	(2)	34
Goldman Sachs VIT International Equity Insights	10,520	(298)	10,222	544	(26)	518
Goldman Sachs VIT Large Cap Value	7	(1)	6	10,848	(10,615)	233
Goldman Sachs VIT Mid Cap Value	5,457	(29,185)	(23,728)	3,317	(19,775)	(16,458)
Goldman Sachs VIT Small Cap Equity Insights	1,354	(1,020)	334	1,429	(3,498)	(2,069)
Goldman Sachs VIT Strategic Growth	308	(232)	76	5,157	(8,859)	(3,702)
Guggenheim Alpha Opportunity	246	(769)	(523)	261	(32)	229
Guggenheim Core Bond (b)	111,609	(129,029)	(17,420)	328,779	(202,661)	126,118
Guggenheim Floating Rate Strategies	44,106	(19,765)	24,341	21,256	(95,316)	(74,060)
Guggenheim High Yield	44,509	(26,083)	18,426	33,848	(83,370)	(49,522)
Guggenheim Large Cap Value	10,088	(46,322)	(36,234)	37,204	(193,812)	(156,608)
Guggenheim Long Short Equity	1,596	(2,983)	(1,387)	1,947	(3,519)	(1,572)
Guggenheim Macro Opportunities	118	(399)	(281)	34	(77)	(43)
Guggenheim Multi-Hedge Strategies	64	(711)	(647)	1,444	(98)	1,346
Guggenheim Small Cap Value	590	(6,544)	(5,954)	1,638	(3,701)	(2,063)
Guggenheim SMid Cap Value	20,074	(83,532)	(63,458)	68,613	(75,129)	(6,516)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim StylePlus Large Core	9,854	(17,198)	(7,344)	28,027	(53,404)	(25,377)
Guggenheim StylePlus Mid Growth	12,039	(14,840)	(2,801)	14,459	(37,324)	(22,865)
Guggenheim Total Return Bond	8,392	(5,260)	3,132	21,198	(36,316)	(15,118)
Guggenheim VIF All Cap Value	145,812	(162,023)	(16,211)	136,077	(492,630)	(356,553)
Guggenheim VIF Alpha Opportunity	4,513	(19,902)	(15,389)	7,062	(41,350)	(34,288)
Guggenheim VIF Floating Rate Strategies	804,691	(76,975)	727,716	70,474	(220,058)	(149,584)
Guggenheim VIF Global Managed Futures Strategy	8,940	(14,272)	(5,332)	9,898	(91,699)	(81,801)
Guggenheim VIF High Yield	267,892	(161,063)	106,829	210,888	(440,948)	(230,060)
Guggenheim VIF Large Cap Value (b)	235,686	(561,231)	(325,545)	580,972	(759,080)	(178,108)
Guggenheim VIF Long Short Equity	215,694	(256,797)	(41,103)	72,778	(501,419)	(428,641)
Guggenheim VIF Managed Asset Allocation	49,733	(109,481)	(59,748)	56,997	(114,647)	(57,650)
Guggenheim VIF Multi-Hedge Strategies	394,343	(462,482)	(68,139)	780,461	(458,012)	322,449
Guggenheim VIF Small Cap Value	121,207	(123,002)	(1,795)	91,133	(189,994)	(98,861)
Guggenheim VIF SMid Cap Value	114,394	(225,736)	(111,342)	128,625	(342,483)	(213,858)
Guggenheim VIF StylePlus Large Core	136,553	(211,427)	(74,874)	192,438	(558,139)	(365,701)
Guggenheim VIF StylePlus Large Growth	96,780	(150,938)	(54,158)	140,088	(244,022)	(103,934)
Guggenheim VIF StylePlus Mid Growth	186,272	(215,638)	(29,366)	86,555	(134,471)	(47,916)
Guggenheim VIF StylePlus Small Growth	23,888	(43,849)	(19,961)	30,402	(111,197)	(80,795)
Guggenheim VIF Total Return Bond	926,098	(1,575,808)	(649,710)	2,227,719	(1,288,824)	938,895
Guggenheim VIF World Equity Income	355,381	(448,373)	(92,992)	108,690	(279,698)	(171,008)
Guggenheim World Equity Income	30,786	(44,738)	(13,952)	35,997	(122,251)	(86,254)
Invesco American Franchise	9,570	(33,473)	(23,903)	20,923	(8,318)	12,605
Invesco Comstock	25,700	(70,036)	(44,336)	51,166	(172,083)	(120,917)
Invesco Developing Markets	7,812	(5,726)	2,086	4,875	(6,232)	(1,357)
Invesco Discovery	2,610	(1,429)	1,181	1,724	(2,602)	(878)
Invesco Discovery Mid Cap Growth	17,619	(20,560)	(2,941)	78,785	(72,800)	5,985
Invesco Energy	1,525	(392)	1,133	9,923	(14,347)	(4,424)
Invesco Equity and Income	43,423	(80,929)	(37,506)	49,611	(61,751)	(12,140)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Global	1,784	(2,898)	(1,114)	5,016	(8,232)	(3,216)
Invesco Gold & Special Minerals	737	(108)	629	16,435	(29,045)	(12,610)
Invesco Main Street Mid Cap	9,029	(24,968)	(15,939)	127,740	(98,162)	29,578
Invesco Oppenheimer V.I. International Growth Fund	831	(37,079)	(36,248)	7,767	(17,126)	(9,359)
Invesco Small Cap Growth (d)	3,450	(13,698)	(10,248)	3,768	(14,758)	(10,990)
Invesco Technology	11,485	(6,870)	4,615	17,557	(29,764)	(12,207)
Invesco V.I. American Franchise Series I	8,682	(12,609)	(3,927)	11,973	(26,245)	(14,272)
Invesco V.I. American Franchise Series II	3,311	(11,269)	(7,958)	2,226	(5,146)	(2,920)
Invesco V.I. American Value (c)	432,171	(128,061)	304,110	1,845	(16,123)	(14,278)
Invesco V.I. Balanced-Risk Allocation	4,150	(1,502)	2,648	130	(550)	(420)
Invesco V.I. Comstock	425,064	(305,935)	119,129	103,538	(1,022,336)	(918,798)
Invesco V.I. Core Bond (b)	148,685	(930,295)	(781,610)	1,460,220	(2,427,146)	(966,926)
Invesco V.I. Core Equity	1,295	(50)	1,245	25	(9)	16
Invesco V.I. Discovery Mid Cap Growth (b)	71,219	(79,239)	(8,020)	371,807	(412,507)	(40,700)
Invesco V.I. Equity and Income (c)	66,623	(245,781)	(179,158)	234,606	(153,353)	81,253
Invesco V.I. Global (b)	31,446	(58,589)	(27,143)	50,186	(85,943)	(35,757)
Invesco V.I. Global Core Equity	78	(7)	71	76	(1)	75
Invesco V.I. Global Real Estate Series I	49,320	(88,447)	(39,127)	58,033	(119,278)	(61,245)
Invesco V.I. Global Real Estate Series II	3,976	(5,928)	(1,952)	14,380	(18,433)	(4,053)
Invesco V.I. Global Strategic Income (b)	45	(2,979)	(2,934)	97	(157)	(60)
Invesco V.I. Government Money Market	1,826,989	(2,245,225)	(418,236)	4,199,348	(3,462,999)	736,349
Invesco V.I. Government Securities	651,258	(718,065)	(66,807)	2,429,655	(2,163,230)	266,425
Invesco V.I. Growth and Income	32	—	32	12,848	(13,346)	(498)
Invesco V.I. Health Care Series I	43,761	(126,873)	(83,112)	122,121	(115,879)	6,242
Invesco V.I. Health Care Series II	3,015	(9,198)	(6,183)	436	(13,587)	(13,151)
Invesco V.I. High Yield	23	(2,341)	(2,318)	508	(1,755)	(1,247)

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. International Growth	234,908	(414,614)	(179,706)	836,260	(1,316,546)	(480,286)
Invesco V.I. Main Street Mid Cap Fund® (b)	44,520	(193,624)	(149,104)	163,210	(149,059)	14,151
Invesco V.I. Main Street Small Cap Fund® (b)	112,154	(152,684)	(40,530)	140,046	(203,013)	(62,967)
Invesco V.I. Managed Volatility (c)	61	(6,200)	(6,139)	6,384	(15,123)	(8,739)
Invesco V.I. S&P 500 Index	2,828	(1,258)	1,570	26,918	(25,064)	1,854
Invesco V.I. Small Cap Equity	1,035	(853)	182	950	(291)	659
Invesco V.I. Value Opportunities (c)	55,131	(230,509)	(175,378)	22,045	(42,324)	(20,279)
Invesco Value Opportunities	16,520	(29,403)	(12,883)	30,891	(51,094)	(20,203)
Janus Henderson Mid Cap Value	941	(4,946)	(4,005)	4,073	(3,050)	1,023
Janus Henderson Overseas	63,616	(57,991)	5,625	75,223	(93,784)	(18,561)
Janus Henderson U.S. Managed Volatility	7,896	(14,212)	(6,316)	12,432	(15,019)	(2,587)
Janus Henderson VIT Enterprise	150,873	(244,139)	(93,266)	94,882	(357,489)	(262,607)
Janus Henderson VIT Forty	—	—	—	2,186	(3,047)	(861)
Janus Henderson VIT Mid Cap Value	5,118	(698)	4,420	3,450	(36)	3,414
Janus Henderson VIT Overseas	18,635	(6,036)	12,599	33,338	(13,431)	19,907
Janus Henderson VIT Research	35,138	(127,862)	(92,724)	179,363	(326,455)	(147,092)
JPMorgan Insurance Trust Core Bond Portfolio	198,179	(259,397)	(61,218)	379,761	(299,668)	80,093
JPMorgan Insurance Trust Small Cap Core Portfolio	13,011	(8,296)	4,715	317	—	317
JPMorgan Insurance Trust US Equity Portfolio	195	(5)	190	232	(8,031)	(7,799)
Lord Abbett Series Bond-Debenture VC	187,430	(200,659)	(13,229)	569,509	(510,670)	58,839
Lord Abbett Series Developing Growth VC	59,005	(63,465)	(4,460)	62,744	(88,100)	(25,356)
Lord Abbett Series Dividend Growth VC	1,052	(3,107)	(2,055)	227	(2,299)	(2,072)
Lord Abbett Series Growth Opportunities VC	2,363	(4,620)	(2,257)	2,568	(3,145)	(577)
Lord Abbett Series Mid Cap Stock VC	130	(162)	(32)	139	(502)	(363)
Lord Abbett Series Total Return VC	35,554	(1,855)	33,699	1,860	(5)	1,855
MFS® VIT Emerging Markets Equity	799	(7,746)	(6,947)	9,479	(18,872)	(9,393)
MFS® VIT Global Tactical Allocation	21	(95)	(74)	24	(97)	(73)

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® VIT High Yield	273	(12,356)	(12,083)	117,362	(100,200)	17,162
MFS® VIT II MA Investors Growth Stock	—	—	—	125	(8,862)	(8,737)
MFS® VIT II Research International	219,433	(365,702)	(146,269)	731,171	(332,408)	398,763
MFS® VIT International Intrinsic Value	9,961	(14,656)	(4,695)	130,101	(25,133)	104,968
MFS® VIT Investors Trust	3,239	(273)	2,966	231	(217)	14
MFS® VIT New Discovery	6,798	(2,276)	4,522	409	(3,274)	(2,865)
MFS® VIT Research	1,854	(6,684)	(4,830)	198	(35)	163
MFS® VIT Total Return	65,621	(206,111)	(140,490)	190,348	(650,450)	(460,102)
MFS® VIT Total Return Bond	15,539	(451)	15,088	9,491	(3,463)	6,028
MFS® VIT Utilities	201,967	(261,726)	(59,759)	111,911	(169,445)	(57,534)
Morgan Stanley VIF Emerging Markets Debt	4,042	(3,684)	358	747	(877)	(130)
Morgan Stanley VIF Emerging Markets Equity	113,107	(535,214)	(422,107)	787,614	(844,719)	(57,105)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	43,812	(92,252)	(48,440)	67,837	(44,631)	23,206
Morningstar Balanced ETF Asset Allocation Portfolio	177,735	(808,635)	(630,900)	713,244	(53,436)	659,808
Morningstar Conservative ETF Asset Allocation Portfolio	117,173	(111,523)	5,650	238,513	(179,331)	59,182
Morningstar Growth ETF Asset Allocation Portfolio	72,563	(265,159)	(192,596)	336,329	(122,438)	213,891
Morningstar Income and Growth ETF Asset Allocation Portfolio	46,303	(71,825)	(25,522)	77,711	(6,818)	70,893
Neuberger Berman AMT Sustainable Equity I	36,162	(82,779)	(46,617)	35,457	(139,837)	(104,380)
Neuberger Berman AMT Sustainable Equity S	16,717	(40,432)	(23,715)	14,986	(52,186)	(37,200)
Neuberger Berman Core Bond	17,383	(30,304)	(12,921)	39,413	(166,752)	(127,339)
Neuberger Berman Large Cap Value	5,589	(7,450)	(1,861)	4,898	(18,602)	(13,704)
Neuberger Berman Sustainable Equity	4,871	(12,868)	(7,997)	17,131	(10,364)	6,767
North Square Oak Ridge Small Cap Growth	275	(229)	46	453	(3,444)	(2,991)
Northern Global Tactical Asset Allocation	461	(470)	(9)	1,911	(932)	979
Northern Large Cap Core	454	(1,442)	(988)	2,198	(1,254)	944
Northern Large Cap Value	1,719	(755)	964	2,264	(15,998)	(13,734)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PGIM Focused Growth (c)	397,069	(910)	396,159	—	—	—
PGIM Jennison 20/20 Focus (c)	7,894	(194,203)	(186,309)	14,585	(47,427)	(32,842)
PGIM Jennison Mid-Cap Growth	517	(1,718)	(1,201)	6,460	(4,645)	1,815
PGIM Jennison Natural Resources	175	(289)	(114)	485	(255)	230
PGIM Jennison Small Company	1,275	(6,347)	(5,072)	4,374	(6,915)	(2,541)
PGIM Quant Solutions Small-Cap Value (b)	862	(1,802)	(940)	1,010	(8,241)	(7,231)
PIMCO All Asset	1,505	(3,561)	(2,056)	2,242	(9,950)	(7,708)
PIMCO CommodityRealReturn Strategy	4,724	(3,692)	1,032	5,745	(4,487)	1,258
PIMCO Emerging Markets Bond	13,107	(261)	12,846	137	(81)	56
PIMCO High Yield	8,683	(24,924)	(16,241)	21,990	(16,860)	5,130
PIMCO International Bond (U.S. Dollar-Hedged)	55,852	(133,712)	(77,860)	131,097	(152,371)	(21,274)
PIMCO Low Duration	499	(11)	488	2,035	(2,326)	(291)
PIMCO Real Return	6,959	(10,558)	(3,599)	12,186	(23,137)	(10,951)
PIMCO StocksPLUS® Small Fund	1,915	(2,808)	(893)	7,667	(69,544)	(61,877)
PIMCO Total Return	17,932	(24,169)	(6,237)	33,092	(54,970)	(21,878)
PIMCO VIT All Asset Administrative	58,796	(53,020)	5,776	64,147	(110,770)	(46,623)
PIMCO VIT All Asset Advisor	10,740	(3,154)	7,586	15,408	(7,560)	7,848
PIMCO VIT CommodityRealReturn Strategy Administrative	1,834,925	(873,181)	961,744	874,351	(803,151)	71,200
PIMCO VIT CommodityRealReturn Strategy Advisor	39,355	(13,432)	25,923	13,329	(14,340)	(1,011)
PIMCO VIT Emerging Markets Bond	345,794	(325,866)	19,928	233,146	(272,463)	(39,317)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	157	(91)	66	153	(28)	125
PIMCO VIT Global Managed Asset Allocation	5,696	(387)	5,309	7,859	(4)	7,855
PIMCO VIT High Yield	15,757	(3,937)	11,820	137,345	(261,501)	(124,156)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	426,206	(214,578)	211,628	311,236	(339,481)	(28,245)

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT International Bond Portfolio (Unhedged)	3,404	(1,316)	2,088	1,335	(475)	860
PIMCO VIT Low Duration Administrative (d)	915,062	(1,433,497)	(518,435)	1,780,681	(1,235,294)	545,387
PIMCO VIT Low Duration Advisor	42,502	(43,402)	(900)	215,634	(226,194)	(10,560)
PIMCO VIT Real Return Administrative (d)	786,536	(522,706)	263,830	810,898	(1,056,257)	(245,359)
PIMCO VIT Real Return Advisor	73,113	(37,411)	35,702	37,390	(63,951)	(26,561)
PIMCO VIT Short-Term	276,147	(241,606)	34,541	140,510	(246,614)	(106,104)
PIMCO VIT Total Return Administrative	325,109	(365,303)	(40,194)	585,537	(600,564)	(15,027)
PIMCO VIT Total Return Advisor	427,048	(360,947)	66,101	1,234,514	(957,878)	276,636
Pioneer Bond VCT	13,133	(5,759)	7,374	5,369	(210,038)	(204,669)
Pioneer Equity Income VCT	1,586	(22)	1,564	369	(2,146)	(1,777)
Pioneer High Yield VCT	3,991	(3,991)	—	3,008	(13,838)	(10,830)
Pioneer Real Estate Shares VCT	58	(21)	37	166	(2,110)	(1,944)
Pioneer Strategic Income	404	(595)	(191)	600	(2,307)	(1,707)
Pioneer Strategic Income VCT	15,561	(17)	15,544	841	(113,980)	(113,139)
Probabilities Fund	32,449	(29,610)	2,839	162,151	(23,656)	138,495
Putnam VT Diversified Income	8,345	(31,237)	(22,892)	13,127	(32,579)	(19,452)
Putnam VT Global Asset Allocation	33	—	33	37	(5)	32
Putnam VT Growth Opportunities	3,336	(4,490)	(1,154)	22,537	(9,461)	13,076
Putnam VT High Yield	140	(63,875)	(63,735)	2,079	(5,036)	(2,957)
Putnam VT Income	57,664	(208,229)	(150,565)	349,774	(185,530)	164,244
Putnam VT Large Cap Value (b)	16,861	(11,090)	5,771	12,437	(6,693)	5,744
Putnam VT Multi-Asset Absolute Return	1,113	(31,684)	(30,571)	7,425	(21,019)	(13,594)
Putnam VT Multi-Cap Core	2,394	—	2,394	41	(8,385)	(8,344)
Putnam VT Small Cap Growth	55	(7)	48	2,630	(2,583)	47
Putnam VT Small Cap Value	97,337	(12,940)	84,397	4,124	(3,109)	1,015
Redwood Managed Volatility	2,339	(954)	1,385	13,848	(84,150)	(70,302)
Royce Micro-Cap	243,777	(252,659)	(8,882)	297,194	(372,473)	(75,279)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Royce Opportunity	25,650	(43,996)	(18,346)	61,949	(56,497)	5,452
Royce Small-Cap Value	7,514	(15,431)	(7,917)	13,237	(21,586)	(8,349)
Rydex VIF Banking	415,837	(371,977)	43,860	44,031	(169,671)	(125,640)
Rydex VIF Basic Materials	98,357	(168,288)	(69,931)	82,194	(48,465)	33,729
Rydex VIF Biotechnology	203,007	(77,579)	125,428	91,287	(108,709)	(17,422)
Rydex VIF Commodities Strategy	1,064,219	(203,044)	861,175	135,461	(77,043)	58,418
Rydex VIF Consumer Products	14,309	(109,590)	(95,281)	126,407	(62,753)	63,654
Rydex VIF Dow 2x Strategy (d)	151,446	(182,634)	(31,188)	1,071,139	(1,084,806)	(13,667)
Rydex VIF Electronics	51,588	(35,942)	15,646	26,192	(51,370)	(25,178)
Rydex VIF Energy	2,097,338	(1,666,725)	430,613	387,662	(202,878)	184,784
Rydex VIF Energy Services	6,748,929	(4,206,203)	2,542,726	589,663	(420,325)	169,338
Rydex VIF Europe 1.25x Strategy (d)	70,332	(83,743)	(13,411)	83,059	(92,187)	(9,128)
Rydex VIF Financial Services	402,319	(503,843)	(101,524)	171,411	(81,883)	89,528
Rydex VIF Government Long Bond 1.2x Strategy (d)	67,551	(59,709)	7,842	170,437	(142,184)	28,253
Rydex VIF Health Care	69,276	(153,726)	(84,450)	105,156	(74,084)	31,072
Rydex VIF High Yield Strategy	25,549	(2,099)	23,450	11,992	(314,533)	(302,541)
Rydex VIF Internet	30,402	(142,294)	(111,892)	147,087	(165,486)	(18,399)
Rydex VIF Inverse Dow 2x Strategy (d)	8,556,927	(8,005,186)	551,741	31,386,843	(31,303,589)	83,254
Rydex VIF Inverse Government Long Bond Strategy (d)	487,608	(518,102)	(30,494)	673,391	(686,179)	(12,788)
Rydex VIF Inverse Mid-Cap Strategy (d)	184,090	(189,903)	(5,813)	219,767	(218,144)	1,623
Rydex VIF Inverse NASDAQ-100® Strategy (d)	8,354,590	(6,303,238)	2,051,352	8,595,727	(8,546,005)	49,722
Rydex VIF Inverse Russell 2000® Strategy (d)	791,701	(744,012)	47,689	1,617,498	(1,503,700)	113,798
Rydex VIF Inverse S&P 500 Strategy (d)	2,253,230	(2,247,920)	5,310	4,184,642	(4,157,649)	26,993
Rydex VIF Japan 2x Strategy (d)	4,512	(7,789)	(3,277)	9,875	(27,551)	(17,676)
Rydex VIF Leisure	51,172	(53,755)	(2,583)	6,535	(13,193)	(6,658)
Rydex VIF Mid-Cap 1.5x Strategy (d)	34,306	(48,522)	(14,216)	20,994	(31,644)	(10,650)
Rydex VIF Money Market	24,022,396	(23,610,060)	412,336	40,825,220	(39,986,931)	838,289
Rydex VIF NASDAQ-100®	1,313,747	(1,238,401)	75,346	3,563,032	(3,865,061)	(302,029)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF NASDAQ-100® 2x Strategy (d)	476,442	(551,725)	(75,283)	2,658,581	(2,754,670)	(96,089)
Rydex VIF Nova (d)	133,263	(132,879)	384	380,229	(423,784)	(43,555)
Rydex VIF Precious Metals	94,046	(129,362)	(35,316)	370,681	(446,276)	(75,595)
Rydex VIF Real Estate	88,238	(94,680)	(6,442)	123,258	(279,217)	(155,959)
Rydex VIF Retailing	5,384	(34,835)	(29,451)	36,798	(40,532)	(3,734)
Rydex VIF Russell 2000® 1.5x Strategy (d)	96,118	(86,835)	9,283	188,604	(164,214)	24,390
Rydex VIF Russell 2000® 2x Strategy (d)	2,670,204	(3,538,533)	(868,329)	3,501,409	(2,682,657)	818,752
Rydex VIF S&P 500 2x Strategy (d)	862,145	(825,787)	36,358	2,388,250	(2,439,847)	(51,597)
Rydex VIF S&P 500 Pure Growth	269,851	(168,225)	101,626	314,421	(427,478)	(113,057)
Rydex VIF S&P 500 Pure Value	842,771	(1,056,279)	(213,508)	747,507	(674,092)	73,415
Rydex VIF S&P MidCap 400 Pure Growth	74,090	(142,550)	(68,460)	127,203	(92,944)	34,259
Rydex VIF S&P MidCap 400 Pure Value	312,226	(318,942)	(6,716)	241,223	(156,000)	85,223
Rydex VIF S&P SmallCap 600 Pure Growth	306,112	(367,922)	(61,810)	126,160	(75,896)	50,264
Rydex VIF S&P SmallCap 600 Pure Value	2,449,447	(2,334,764)	114,683	355,204	(222,934)	132,270
Rydex VIF Strengthening Dollar 2x Strategy (d)	42,188	(44,669)	(2,481)	79,765	(21,475)	58,290
Rydex VIF Technology	53,628	(125,988)	(72,360)	225,266	(285,458)	(60,192)
Rydex VIF Telecommunications	33,288	(30,101)	3,187	12,909	(29,295)	(16,386)
Rydex VIF Transportation	25,454	(34,771)	(9,317)	17,379	(7,195)	10,184
Rydex VIF Utilities	56,332	(104,817)	(48,485)	145,039	(268,467)	(123,428)
Rydex VIF Weakening Dollar 2x Strategy (d)	45,758	(55,598)	(9,840)	10,588	(11,626)	(1,038)
T. Rowe Price Blue Chip Growth	32,753	(29,341)	3,412	54,370	(85,165)	(30,795)
T. Rowe Price Capital Appreciation	44,464	(83,319)	(38,855)	70,941	(121,101)	(50,160)
T. Rowe Price Equity Income	18,263	(11,971)	6,292	4,440	(6,699)	(2,259)
T. Rowe Price Growth Stock	22,133	(51,966)	(29,833)	24,776	(56,987)	(32,211)
T. Rowe Price Health Sciences	125,688	(102,585)	23,103	214,774	(150,592)	64,182
T. Rowe Price Limited-Term Bond	5,184	(2,480)	2,704	5,120	(112)	5,008
T. Rowe Price Retirement 2010	4	—	4	3	—	3
T. Rowe Price Retirement 2015	1,296	(29)	1,267	1,366	(402)	964

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Retirement 2020	771	(1,588)	(817)	1,752	(58)	1,694
T. Rowe Price Retirement 2025	293	(15)	278	269	(1,395)	(1,126)
T. Rowe Price Retirement 2030	1,873	(129)	1,744	1,869	(20)	1,849
T. Rowe Price Retirement 2035	1,019	(10,141)	(9,122)	10,205	(46)	10,159
T. Rowe Price Retirement 2040	396	(455)	(59)	749	(13)	736
T. Rowe Price Retirement 2045	113	(2)	111	93	(3)	90
T. Rowe Price Retirement 2050	5	—	5	3	(207)	(204)
T. Rowe Price Retirement 2055	142	(973)	(831)	721	(9)	712
T. Rowe Price Retirement Balanced	12,731	(3,481)	9,250	2,203	(8,616)	(6,413)
Templeton Developing Markets VIP Fund	237,479	(127,409)	110,070	567,593	(414,083)	153,510
Templeton Foreign VIP Fund	28,411	(614,209)	(585,798)	1,078,042	(183,139)	894,903
Templeton Global Bond VIP Fund	46,816	(86,982)	(40,166)	46,129	(84,107)	(37,978)
Templeton Growth VIP Fund	12	—	12	11	—	11
Third Avenue Value (b)	1,454	(1,145)	309	63	—	63
TOPS® Aggressive Growth ETF	30,660	(5,130)	25,530	—	—	—
TOPS® Balanced ETF	14,845	—	14,845	—	—	—
TOPS® Conservative ETF	382,072	(11,208)	370,864	50,175	(167)	50,008
TOPS® Growth ETF	50,003	(17)	49,986	—	—	—
TOPS® Managed Risk Moderate Growth ETF	47,571	(137)	47,434	—	—	—
VanEck VIP Global Gold	8,215	(20,994)	(12,779)	12,998	(2,588)	10,410
VanEck VIP Global Resources (b)	10,705	(16,557)	(5,852)	19,105	(12,213)	6,892
Vanguard® VIF Balanced	169,546	(35,098)	134,448	12,658	(391)	12,267
Vanguard® VIF Capital Growth	22,234	(16,682)	5,552	11,654	(10,861)	793
Vanguard® VIF Conservative Allocation	542,486	(194,040)	348,446	130,633	(18,878)	111,755
Vanguard® VIF Diversified Value	37,527	(5,733)	31,794	11,999	(28,338)	(16,339)
Vanguard® VIF Equity Income	55,795	(23,720)	32,075	29,865	(29,435)	430
Vanguard® VIF Equity Index	183,539	(17,693)	165,846	46,301	(2,833)	43,468
Vanguard® VIF Global Bond Index	71,203	(18,324)	52,879	6,863	(8)	6,855

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard® VIF Growth	57,605	(868)	56,737	5,716	(915)	4,801
Vanguard® VIF High Yield Bond	62,792	(77,850)	(15,058)	63,991	(27,510)	36,481
Vanguard® VIF International	172,991	(46,173)	126,818	72,553	(35,716)	36,837
Vanguard® VIF Mid-Cap Index	110,559	(23,959)	86,600	177,221	(57,679)	119,542
Vanguard® VIF Moderate Allocation	136,901	(145,655)	(8,754)	297,201	(9,147)	288,054
Vanguard® VIF Real Estate Index	75,240	(1,346)	73,894	20,797	(10,745)	10,052
Vanguard® VIF Short Term Investment Grade	748,852	(325,853)	422,999	116,280	(9,466)	106,814
Vanguard® VIF Small Company Growth (d)	1,356	(1,925)	(569)	6,308	(133)	6,175
Vanguard® VIF Total Bond Market Index	1,014,105	(250,271)	763,834	229,178	(90,817)	138,361
Vanguard® VIF Total International Stock Market Index	501,152	(123,149)	378,003	53,322	(6,520)	46,802
Vanguard® VIF Total Stock Market Index	736,365	(82,282)	654,083	93,883	(22,594)	71,289
Victory RS Partners (d)	601	(2,002)	(1,401)	666	(1,811)	(1,145)
Victory RS Science and Technology	6,063	(14,744)	(8,681)	7,437	(5,968)	1,469
Victory RS Value	6,491	(22,181)	(15,690)	11,052	(49,278)	(38,226)
Virtus Ceredex Mid Cap Value Equity	2,361	(5,248)	(2,887)	2,277	(8,923)	(6,646)
Virtus Duff & Phelps Real Estate Securities Series	14,294	(15,991)	(1,697)	32,174	(13,443)	18,731
Virtus KAR Small-Cap Growth Series	18,341	(14,298)	4,043	27,528	(32,377)	(4,849)
Virtus Newfleet Multi-Sector Intermediate Bond Series	9,995	(55,057)	(45,062)	1,698	(6,087)	(4,389)
Virtus SGA International Growth Series	16,917	(50,844)	(33,927)	3,138	(5,365)	(2,227)
Virtus Strategic Allocation Series	11,280	(425)	10,855	2,434	(1,172)	1,262
Voya MidCap Opportunities Portfolio	7,367	(57)	7,310	5,743	(4,367)	1,376
VY Clarion Global Real Estate Portfolio	8,850	(4,965)	3,885	971	(172)	799
VY Clarion Real Estate Portfolio	32,723	(197)	32,526	—	—	—
Western Asset Variable Global High Yield Bond	306,660	(307,567)	(907)	553,890	(732,173)	(178,283)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
7Twelve Balanced Portfolio
2021	73,810	10.03	10.93	805,601	0.01	0.25	1.25	9.02	10.29
2020	75,562	9.20	10.05	744,812	0.02	0.25	1.45	0.77	2.03
2019	75,124	9.13	9.85	727,055	1.52	0.25	1.45	10.13	11.43
2018	70,324	8.29	8.84	614,041	1.00	0.25	1.45	(12.46)	(11.42)
2017	68,541	9.47	9.98	675,198	0.24	0.25	1.45	4.32	4.82
AB VPS Dynamic Asset Allocation
2021	101,089	10.40	11.27	1,107,947	0.02	0.25	1.25	4.52	5.82
2020	96,540	9.95	10.79	1,005,526	0.02	0.25	1.45	0.30	1.51
2019	77,465	9.92	10.63	798,899	1.89	0.25	1.45	10.22	11.54
2018	79,495	9.00	9.53	738,547	1.79	0.25	1.45	(11.42)	(10.26)
2017	63,849	10.16	10.62	666,428	1.64	0.25	1.45	9.25	10.63
AB VPS Global Thematic Growth
2021	614	26.73	26.73	16,408	—	0.25	0.25	18.69	18.69
2020	501	19.50	22.87	11,291	0.00	0.25	1.45	33.02	34.61
2019	487	14.66	16.99	8,155	—	0.25	1.45	24.13	25.67
2018	—	11.81	13.52	—	—	0.25	1.45	(13.98)	(12.89)
2017	2,743	13.73	15.52	42,154	0.63	0.25	1.45	30.39	31.97

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
AB VPS Growth and Income
2021	14,793	22.36	22.36	330,673	0.01	0.25	0.25	23.81	23.81
2020	14,302	13.81	18.34	258,314	0.01	0.25	1.45	(2.06)	(0.86)
2019	22,895	14.10	18.50	417,487	2.27	0.25	1.45	18.19	19.66
2018	87	11.93	15.46	1,332	1.57	0.25	1.45	(9.89)	(8.84)
2017	6,677	13.24	16.96	106,617	3.70	0.25	1.45	13.36	14.83
AB VPS Small/Mid Cap Value
2021	405,423	15.10	21.20	6,319,106	0.01	0.25	1.25	29.71	31.27
2020	326,575	11.56	16.39	3,882,654	0.01	0.25	1.45	(1.47)	(0.30)
2019	154,713	11.65	16.44	1,832,698	0.33	0.25	1.45	14.73	16.10
2018	143,468	10.09	14.16	1,485,443	0.23	0.25	1.45	(19.06)	(18.01)
2017	120,854	12.36	17.27	1,542,317	0.22	0.25	1.45	7.95	9.23
AFIS Capital World Growth and Income (b)
2021	9,538	14.15	15.33	138,341	0.02	0.25	1.25	9.52	10.85
2020	9,009	12.92	14.01	117,429	0.01	0.25	1.45	3.78	5.10
2019	21,023	12.45	13.33	262,544	1.95	0.25	1.45	25.00	26.47
2018	16,606	9.96	10.54	165,889	3.12	0.25	1.45	(13.84)	(12.75)
2017	16,334	11.56	12.08	188,944	3.59	0.25	1.45	20.42	21.77
AFIS U.S. Government Securities (b)
2021	87,466	8.60	9.32	805,439	0.00	0.25	1.25	(5.18)	(4.02)
2020	386,206	9.07	9.84	3,555,550	0.03	0.25	1.45	4.61	6.03
2019	28,979	8.67	9.28	255,879	2.90	0.25	1.45	0.58	1.75
2018	7,285	8.62	9.12	62,813	1.25	0.25	1.45	(3.90)	(2.67)
2017	12,934	8.97	9.37	115,975	0.75	0.25	1.45	(3.13)	(1.99)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
AFIS Washington Mutual Investors (b)
2021	29,366	16.08	16.08	472,265	0.01	1.25	1.25	22.00	22.00
2020	32,181	13.18	14.29	424,318	0.01	0.25	1.45	3.70	5.00
2019	36,323	12.71	13.61	461,745	1.88	0.25	1.45	15.76	17.13
2018	39,864	10.98	11.62	444,706	2.44	0.25	1.45	(12.86)	(11.84)
2017	57,575	12.60	13.18	735,584	1.17	0.25	1.45	11.60	13.04
Alger Capital Appreciation (d)
2021	13,490	27.94	35.71	409,319	—	0.25	1.25	13.67	15.05
2020	17,802	24.58	31.63	463,583	—	0.25	1.45	35.20	36.87
2019	27,929	18.18	23.11	529,530	—	0.25	1.45	27.49	28.96
2018	27,480	14.26	17.92	405,166	—	0.25	1.45	(4.74)	(3.55)
2017	58,392	14.97	18.58	986,268	—	0.25	1.45	25.06	26.57
Alger Large Cap Growth (d)
2021	2,756	27.41	32.53	76,537	—	0.25	1.25	6.70	8.00
2020	2,111	25.69	30.69	55,023	—	0.25	1.45	59.37	61.27
2019	—	16.12	19.03	—	—	0.25	1.45	21.39	22.85
2018	3,524	13.28	15.49	46,795	—	0.25	1.45	(2.71)	(1.53)
2017	6,687	13.65	15.73	103,731	—	0.25	1.45	22.42	23.86
Allspring Growth (b)
2021	33,903	30.52	53.36	1,036,704	—	0.90	1.10	3.09	3.32
2020	36,669	29.54	51.76	1,085,114	—	0.90	1.25	42.71	43.19
2019	41,791	20.63	36.22	863,397	—	0.90	1.25	31.36	31.82
2018	48,548	15.65	27.52	760,459	—	0.90	1.25	(4.04)	(3.69)
2017	56,550	16.25	28.64	919,728	—	0.90	1.25	28.97	29.48

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Allspring International Equity VT (b)
2021	4,374	10.38	10.38	45,434	0.01	0.25	0.25	3.49	3.49
2020	4,245	9.89	10.22	42,621	0.02	0.25	1.45	0.41	1.49
2019	4,119	9.85	10.07	40,769	3.72	0.25	1.45	10.43	11.76
2018	3,997	8.87	9.01	35,461	8.67	0.25	1.45	(20.92)	(19.91)
2017	6,515	11.10	11.28	72,318	2.73	0.25	1.45	18.99	20.32
Allspring Large Cap Core (b)
2021	54,236	17.79	25.07	974,874	0.00	0.90	1.25	25.51	25.99
2020	61,715	14.12	19.94	879,936	0.01	0.90	1.25	3.59	3.90
2019	81,316	13.59	19.23	1,111,757	1.51	0.90	1.25	22.26	22.76
2018	123,075	11.07	15.69	1,425,019	0.98	0.90	1.25	(12.51)	(12.28)
2017	112,246	12.62	17.92	1,425,080	0.68	0.90	1.25	18.08	18.50
Allspring Omega Growth VT (b)
2021	8,950	25.99	25.99	232,514	—	1.25	1.25	9.94	9.94
2020	11,619	23.64	29.85	274,515	—	0.25	1.45	36.96	38.58
2019	12,214	17.26	21.54	211,753	—	0.25	1.45	31.06	32.72
2018	15,338	13.17	16.23	203,815	—	0.25	1.45	(4.08)	(2.93)
2017	5,495	13.73	16.72	75,408	0.01	0.25	1.45	28.68	30.22
Allspring Opportunity (b)
2021	34,734	23.67	34.90	823,693	—	0.90	1.10	19.48	19.73
2020	35,874	19.77	29.21	710,566	0.00	0.90	1.25	15.87	16.29
2019	49,705	17.00	25.17	857,131	0.24	0.90	1.25	25.82	26.30
2018	52,952	13.46	19.97	727,250	—	0.90	1.25	(11.21)	(10.92)
2017	62,734	15.11	22.46	978,852	0.38	0.90	1.25	15.00	15.43

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Allspring Opportunity VT (b)
2021	55,937	20.18	26.16	1,407,980	0.00	0.25	1.40	19.34	20.78
2020	74,054	16.91	22.26	1,581,613	0.00	0.25	1.45	15.74	17.16
2019	96,624	14.61	19.00	1,790,052	0.31	0.25	1.45	25.73	27.26
2018	96,174	11.62	15.04	1,434,652	0.19	0.25	1.45	(11.23)	(10.11)
2017	107,931	13.09	16.93	1,812,304	0.67	0.25	1.45	15.23	16.56
Allspring Small Company Value (b)
2021	384,152	13.86	13.92	5,348,332	0.00	0.90	1.10	31.37	31.57
2020	447,299	10.53	10.58	4,731,057	0.00	0.90	1.25	(2.32)	(1.95)
2019	508,901	10.78	10.79	5,488,889	0.78	0.90	1.25	7.80	7.90
2018	264,080	12.40	20.48	4,787,103	—	0.90	1.25	(22.21)	(21.92)
2017	330,567	11.48	18.87	5,488,020	—	0.90	1.25	(14.46)	(14.15)
ALPS/Alerian Energy Infrastructure
2021	30,614	7.19	7.90	228,960	0.02	0.25	1.25	31.68	33.45
2020	45,703	5.46	6.01	254,151	0.02	0.25	1.45	(28.44)	(27.50)
2019	43,110	7.63	8.29	334,572	1.63	0.25	1.45	15.26	16.60
2018	47,348	6.62	7.11	317,643	1.70	0.25	1.45	(22.48)	(21.61)
2017	55,232	8.54	9.07	476,915	2.05	0.25	1.45	(5.22)	(4.02)
American Century Diversified Bond
2021	45,059	8.67	8.67	390,366	0.01	0.90	0.90	(4.83)	(4.83)
2020	35,430	9.11	9.11	322,378	0.01	0.90	0.90	3.64	3.64
2019	32,166	8.79	8.79	282,339	2.38	0.90	0.90	4.02	4.02
2018	43,022	8.45	8.45	363,138	2.49	0.90	0.90	(5.48)	(5.48)
2017	47,403	8.94	8.94	423,760	1.97	0.90	0.90	(0.89)	(0.89)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
American Century Equity Income
2021	585,205	17.82	22.94	13,229,010	0.02	0.90	1.25	11.65	12.05
2020	650,937	15.96	20.52	13,137,824	0.02	0.90	1.25	(3.39)	(3.08)
2019	495,785	16.52	21.21	10,326,770	2.07	0.90	1.25	18.68	19.06
2018	505,041	13.92	17.85	8,831,607	1.78	0.90	1.25	(8.60)	(8.29)
2017	588,183	15.23	19.50	11,216,374	1.61	0.90	1.25	8.32	8.73
American Century Heritage
2021	105,535	32.42	44.95	3,487,857	—	0.90	1.10	6.37	6.57
2020	98,395	30.42	42.26	3,004,275	—	0.90	1.25	36.29	36.78
2019	122,538	22.24	30.97	2,770,966	—	0.90	1.25	29.49	29.98
2018	119,325	17.11	23.87	2,044,737	—	0.90	1.25	(9.39)	(9.09)
2017	135,998	18.82	26.31	2,562,621	—	0.90	1.25	16.46	16.89
American Century International Bond
2021	1,108	6.65	6.65	7,366	—	0.90	0.90	(10.86)	(10.86)
2020	1,279	7.46	7.46	9,533	0.02	0.90	0.90	5.22	5.22
2019	578	7.09	7.09	4,092	—	0.90	0.90	1.00	1.00
2018	543	7.02	7.02	3,809	1.08	0.90	0.90	(7.99)	(7.99)
2017	567	7.63	7.63	4,325	—	0.90	0.90	5.97	5.97
American Century International Growth
2021	499,873	13.15	19.41	6,732,003	0.00	0.90	1.25	3.62	4.03
2020	519,843	12.64	18.70	6,779,904	—	0.90	1.25	20.02	20.50
2019	540,817	10.49	15.55	5,886,255	—	0.90	1.25	22.76	23.12
2018	579,057	8.52	12.65	5,115,702	0.75	0.90	1.25	(19.27)	(19.01)
2017	596,631	10.52	15.65	6,478,552	0.64	0.90	1.25	25.25	25.69
American Century Select
2021	159,577	23.52	34.13	3,757,042	—	0.90	1.25	19.68	20.12
2020	174,537	19.58	28.48	3,432,438	—	0.90	1.25	28.04	28.48
2019	182,930	15.24	22.21	2,812,155	—	0.90	1.25	30.29	30.70
2018	199,124	11.66	17.02	2,344,021	—	0.90	1.25	(7.89)	(7.53)
2017	220,512	12.61	18.45	2,832,985	0.03	0.90	1.25	23.27	23.63

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
American Century Strategic Allocation: Aggressive
2021	75,097	16.42	16.93	1,270,485	0.01	0.90	1.10	10.13	10.37
2020	82,861	14.59	15.34	1,270,354	0.00	0.90	1.25	13.10	13.55
2019	92,201	12.90	13.51	1,245,561	1.42	0.90	1.25	18.78	19.24
2018	94,685	10.86	11.33	1,072,855	0.98	0.90	1.25	(11.99)	(11.69)
2017	93,677	12.34	12.83	1,201,552	1.10	0.90	1.25	14.05	14.35
American Century Strategic Allocation: Conservative
2021	76,437	12.35	12.73	972,891	0.01	0.90	1.10	4.75	4.95
2020	94,007	11.54	12.13	1,140,002	0.01	0.90	1.25	8.36	8.69
2019	96,671	10.65	11.16	1,078,014	1.34	0.90	1.25	10.82	11.27
2018	86,572	9.61	10.03	867,479	1.40	0.90	1.25	(8.74)	(8.49)
2017	82,656	10.53	10.96	902,827	1.02	0.90	1.25	5.72	6.20
American Century Strategic Allocation: Moderate
2021	347,089	14.61	15.06	5,222,406	0.01	0.90	1.10	7.66	7.88
2020	386,679	13.28	13.96	5,393,933	0.01	0.90	1.25	10.94	11.32
2019	407,250	11.97	12.54	5,100,344	1.35	0.90	1.25	15.43	15.90
2018	436,625	10.37	10.82	4,721,533	1.16	0.90	1.25	(10.53)	(10.21)
2017	457,488	11.59	12.05	5,509,033	1.29	0.90	1.25	10.17	10.45
American Century Ultra®
2021	23,555	40.53	40.53	952,836	—	0.90	0.90	18.20	18.20
2020	19,693	34.29	34.29	673,845	—	0.90	0.90	43.65	43.65
2019	22,011	23.87	23.87	524,427	—	0.90	0.90	29.17	29.17
2018	28,037	18.48	18.48	517,490	—	0.90	0.90	(3.50)	(3.50)
2017	22,717	19.15	19.15	434,838	—	0.90	0.90	26.57	26.57
American Century VP Disciplined Core Value
2021	10,320	17.26	23.55	221,400	0.01	0.25	1.25	17.98	19.42
2020	5,933	14.63	20.10	111,577	0.00	0.25	1.45	6.55	7.89
2019	37,238	13.73	18.63	676,722	1.86	0.25	1.45	18.36	19.81
2018	36,678	11.60	15.55	557,694	1.77	0.25	1.45	(11.25)	(10.17)
2017	32,228	13.07	17.31	545,579	1.99	0.25	1.45	15.05	16.41

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
American Century VP Inflation Protection
2021	95,161	9.01	9.02	856,906	0.03	0.25	1.25	1.58	2.97
2020	44,309	8.75	8.89	388,561	0.01	0.25	1.45	4.84	6.09
2019	33,574	8.26	8.47	278,630	2.37	0.25	1.45	4.05	5.41
2018	25,129	7.86	8.14	198,811	2.89	0.25	1.45	(6.97)	(5.92)
2017	21,179	8.37	8.75	179,081	2.69	0.25	1.45	(0.91)	0.36
American Century VP International
2021	5,782	14.91	14.91	86,180	0.00	0.25	0.25	5.15	5.15
2020	8,927	12.81	14.45	126,572	0.00	0.25	1.45	20.17	21.63
2019	9,216	10.66	11.88	107,571	0.74	0.25	1.45	22.53	24.01
2018	9,540	8.70	9.58	89,944	1.20	0.25	1.45	(18.99)	(17.98)
2017	9,394	10.74	11.68	108,238	1.03	0.25	1.45	25.17	26.68
American Century VP Mid Cap Value (d)
2021	296,933	16.11	21.49	5,845,403	0.01	0.25	1.35	17.68	19.12
2020	313,207	13.69	18.38	5,202,437	0.01	0.25	1.45	(3.32)	(2.18)
2019	369,493	14.16	18.79	6,311,721	1.96	0.25	1.45	23.34	24.93
2018	411,278	11.48	15.04	5,653,463	1.31	0.25	1.45	(16.75)	(15.79)
2017	483,442	13.79	17.86	7,922,237	1.13	0.25	1.45	6.57	7.92
American Century VP Ultra®
2021	539,659	39.48	44.22	23,653,619	—	0.75	1.35	17.75	18.46
2020	611,816	33.53	37.33	22,652,609	—	0.75	1.35	43.11	44.02
2019	642,653	23.43	25.92	16,511,751	—	0.75	1.35	28.74	29.54
2018	714,424	18.20	20.01	14,231,107	0.13	0.75	1.35	(3.70)	(3.10)
2017	777,430	13.57	20.65	15,976,304	0.23	0.75	1.35	26.42	30.36

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
American Century VP Value
2021	1,367,816	15.09	25.79	35,056,543	0.02	0.25	1.35	18.91	20.34
2020	1,390,418	12.69	21.54	29,771,253	0.02	0.25	1.45	(3.57)	(2.43)
2019	1,716,973	13.16	22.19	37,557,917	2.05	0.25	1.45	21.40	22.89
2018	1,907,587	10.84	18.15	34,385,840	1.44	0.25	1.45	(13.28)	(12.22)
2017	2,252,318	12.46	20.77	46,202,950	1.42	0.25	1.45	3.82	7.23
American Funds IS® Asset Allocation
2021	2,045,916	14.04	15.21	30,163,919	0.01	0.25	1.25	9.86	11.18
2020	1,850,336	12.78	13.85	24,611,418	0.02	0.25	1.45	7.21	8.54
2019	1,248,612	11.92	12.76	15,495,724	1.81	0.25	1.45	15.73	17.06
2018	1,123,526	10.30	10.90	11,986,057	1.51	0.25	1.45	(9.01)	(7.86)
2017	1,162,996	11.32	12.17	13,478,062	1.60	0.25	1.45	10.87	14.49
American Funds IS® Capital World Bond
2021	393,157	7.93	8.60	3,293,883	0.01	0.25	1.25	(9.37)	(8.12)
2020	991,838	8.75	9.48	9,095,196	0.01	0.25	1.45	4.92	6.04
2019	894,026	8.34	8.94	7,765,139	1.53	0.25	1.45	2.84	4.07
2018	782,898	8.11	8.59	6,564,601	2.28	0.25	1.45	(5.92)	(4.66)
2017	541,894	8.62	9.01	4,794,544	0.38	0.25	1.45	1.89	3.21
American Funds IS® Global Growth
2021	854,288	19.18	20.77	17,270,666	0.00	0.25	1.25	11.12	12.39
2020	786,401	17.26	18.71	14,210,435	0.00	0.25	1.45	24.44	25.99
2019	803,584	13.87	14.85	11,595,876	1.03	0.25	1.45	29.02	30.49
2018	634,262	10.75	11.38	7,045,853	0.55	0.25	1.45	(13.24)	(12.12)
2017	657,715	12.39	13.49	8,358,989	0.78	0.25	1.45	25.40	29.46
American Funds IS® Global Small Capitalization
2021	44,562	14.86	16.10	692,265	—	0.25	1.25	1.78	3.01
2020	13,903	14.60	15.82	205,015	0.00	0.25	1.45	23.73	25.26
2019	14,425	11.80	12.63	171,535	0.01	0.25	1.45	25.53	27.06
2018	9,992	9.40	9.94	94,748	0.02	0.25	1.45	(14.70)	(13.72)
2017	8,992	11.02	11.52	99,827	0.59	0.25	1.45	20.17	21.65

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
American Funds IS® Growth
2021	150,201	27.55	29.84	4,208,923	0.00	0.25	1.25	16.39	17.80
2020	137,685	23.67	25.65	3,292,726	0.00	0.25	1.45	45.13	46.82
2019	96,989	16.31	17.47	1,625,802	0.64	0.25	1.45	24.69	26.23
2018	77,376	13.08	13.84	1,027,252	0.14	0.25	1.45	(4.80)	(3.69)
2017	169,808	13.74	14.37	2,400,529	0.63	0.25	1.45	22.35	23.88
American Funds IS® Growth-Income
2021	1,771,693	18.32	19.85	34,085,570	0.01	0.25	1.25	18.42	19.87
2020	1,536,458	15.47	16.77	24,816,222	0.01	0.25	1.45	8.26	9.61
2019	1,375,944	14.29	15.30	20,436,381	1.62	0.25	1.45	20.39	21.82
2018	1,186,503	11.87	12.56	14,534,324	1.33	0.25	1.45	(6.31)	(5.21)
2017	1,308,182	12.67	13.25	16,963,990	1.51	0.25	1.45	16.67	18.20
American Funds IS® International
2021	559,252	10.54	11.42	6,226,898	0.02	0.25	1.25	(5.98)	(4.83)
2020	545,375	11.21	12.15	6,412,804	0.00	0.25	1.45	8.73	9.95
2019	651,260	10.31	11.05	6,992,243	1.32	0.25	1.45	17.29	18.82
2018	619,198	8.79	9.30	5,628,176	1.57	0.25	1.45	(17.23)	(16.22)
2017	631,484	10.62	13.67	6,866,412	1.48	0.25	1.45	26.13	30.31
American Funds IS® International Growth and Income
2021	43,679	9.52	10.31	436,509	0.04	0.25	1.25	0.53	1.68
2020	12,586	9.47	10.27	121,310	0.01	0.25	1.45	1.07	2.39
2019	17,526	9.37	10.03	169,426	2.12	0.25	1.45	17.13	18.56
2018	23,819	8.00	8.46	196,680	0.30	0.25	1.45	(15.34)	(14.29)
2017	308,033	9.45	9.87	3,018,068	3.53	0.25	1.45	19.32	20.66
American Funds IS® Mortgage
2021	32,111	8.40	9.10	291,786	0.00	0.25	1.25	(5.08)	(4.01)
2020	30,503	8.85	9.60	288,642	0.02	0.25	1.45	1.72	3.00
2019	4,451	8.70	9.32	40,694	3.38	0.25	1.45	0.23	1.41
2018	1,365	8.68	9.19	12,417	1.82	0.25	1.45	(4.30)	(3.06)
2017	1,411	9.07	9.48	13,276	0.70	0.25	1.45	(3.51)	(2.27)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
American Funds IS® New World
2021	359,350	12.27	13.29	4,664,407	0.01	0.25	1.25	0.08	1.30
2020	246,178	12.26	13.29	3,159,342	0.00	0.25	1.45	17.88	19.30
2019	261,994	10.40	11.14	2,829,026	0.79	0.25	1.45	23.22	24.75
2018	210,343	8.44	8.93	1,835,277	0.50	0.25	1.45	(17.98)	(17.01)
2017	368,803	10.29	13.33	3,905,486	1.19	0.25	1.45	23.38	27.44
AMG River Road Mid Cap Value (b)
2021	92,199	20.05	20.67	1,903,475	0.00	0.90	1.10	26.66	26.89
2020	102,231	15.49	16.29	1,662,918	0.00	0.90	1.25	(0.51)	(0.12)
2019	125,277	15.57	16.31	2,041,214	0.87	0.90	1.25	10.66	11.03
2018	143,414	14.07	14.69	2,104,415	0.35	0.90	1.25	(22.01)	(21.70)
2017	166,807	18.04	18.76	3,126,101	—	0.90	1.25	6.87	7.26
Ariel®
2021	164,903	24.66	28.37	4,101,007	0.00	0.90	1.10	25.14	25.37
2020	180,815	16.01	22.67	3,582,278	0.00	0.90	1.25	5.40	5.75
2019	187,453	15.19	21.47	3,511,286	0.72	0.90	1.25	19.51	19.92
2018	292,006	12.71	17.94	4,552,893	0.90	0.90	1.25	(17.31)	(16.97)
2017	327,742	15.37	21.66	6,156,197	0.77	0.90	1.25	11.05	11.46
Baron Asset
2021	32,630	27.63	27.63	901,436	—	0.90	0.90	9.56	9.56
2020	35,119	25.22	25.22	885,472	—	0.90	0.90	27.89	27.89
2019	37,749	19.72	19.72	744,236	—	0.90	0.90	32.35	32.35
2018	41,580	14.90	14.90	619,379	—	0.90	0.90	(3.99)	(3.99)
2017	48,000	15.52	15.52	744,606	—	0.90	0.90	21.34	21.34

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
BlackRock Advantage Large Cap Core V.I.
2021	14,715	21.78	27.08	363,352	0.00	0.25	1.25	22.50	23.99
2020	8,899	17.78	22.26	172,053	0.01	0.25	1.45	14.27	15.70
2019	14,601	15.56	19.24	258,300	1.58	0.25	1.45	22.91	24.45
2018	6,653	12.66	15.46	88,028	1.19	0.25	1.45	(9.64)	(8.57)
2017	7,572	14.01	16.91	112,898	1.27	0.25	1.45	16.65	18.09
BlackRock Advantage Small Cap Growth
2021	6,570	22.09	22.09	145,120	—	0.90	0.90	(0.63)	(0.63)
2020	11,071	22.23	22.23	246,109	—	0.90	0.90	28.05	28.05
2019	9,331	17.36	17.36	162,046	0.32	0.90	0.90	28.31	28.31
2018	6,213	13.53	13.53	84,074	0.09	0.90	0.90	(8.89)	(8.89)
2017	6,928	14.85	14.85	102,789	0.11	0.90	0.90	10.24	10.24
BlackRock Basic Value V.I.
2021	12,184	14.05	18.26	209,343	0.01	0.25	1.25	16.02	17.43
2020	10,437	12.11	15.84	151,801	0.02	0.25	1.45	(1.38)	(0.19)
2019	13,362	12.28	15.87	187,883	2.24	0.25	1.45	18.19	19.59
2018	12,972	10.39	13.27	153,452	1.64	0.25	1.45	(12.17)	(11.06)
2017	12,593	11.83	14.92	168,509	1.48	0.25	1.45	3.32	4.56
BlackRock Capital Appreciation V.I.
2021	5,903	28.35	32.17	185,349	—	0.25	1.25	15.62	17.02
2020	9,391	24.52	28.01	258,055	—	0.25	1.45	35.32	36.97
2019	3,594	18.12	20.45	72,215	—	0.25	1.45	25.83	27.33
2018	24,163	14.40	16.06	353,212	—	0.25	1.45	(2.37)	(1.11)
2017	23,284	14.75	16.24	347,760	—	0.25	1.45	27.16	28.68
BlackRock Equity Dividend
2021	45,358	18.81	18.81	852,805	0.01	0.90	0.90	15.47	15.47
2020	47,174	16.29	16.29	768,020	0.02	0.90	0.90	(0.31)	(0.31)
2019	38,722	16.34	16.34	632,635	1.89	0.90	0.90	22.40	22.40
2018	41,934	13.35	13.35	559,821	1.74	0.90	0.90	(11.00)	(11.00)
2017	43,789	15.00	15.00	657,037	1.15	0.90	0.90	11.94	11.94

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
BlackRock Equity Dividend V.I.
2021	588,523	15.84	20.25	9,428,956	0.01	0.25	1.25	15.11	16.51
2020	535,564	13.67	17.71	7,376,401	0.02	0.25	1.45	(1.00)	0.23
2019	492,100	13.70	17.67	6,862,951	1.86	0.25	1.45	21.88	23.39
2018	409,905	11.16	14.32	4,681,420	2.27	0.25	1.45	(11.45)	(10.39)
2017	220,632	12.52	15.98	2,885,447	1.47	0.25	1.45	11.48	12.77
BlackRock Global Allocation
2021	5,656	13.31	13.31	75,183	0.01	0.90	0.90	2.31	2.31
2020	6,575	13.01	13.01	85,391	0.00	0.90	0.90	16.16	16.16
2019	29,617	11.20	11.20	331,577	1.16	0.90	0.90	12.79	12.79
2018	31,701	9.93	9.93	314,838	0.57	0.90	0.90	(11.18)	(11.18)
2017	34,046	11.18	11.18	380,661	0.77	0.90	0.90	8.97	8.97
BlackRock Global Allocation V.I.
2021	247,070	12.12	13.44	3,049,772	0.01	0.25	1.25	1.76	2.99
2020	271,763	11.91	13.29	3,274,665	0.01	0.25	1.45	15.41	16.78
2019	216,891	10.32	11.38	2,251,522	1.33	0.25	1.45	12.66	14.03
2018	207,424	9.14	9.98	1,899,963	0.97	0.25	1.45	(11.67)	(10.57)
2017	175,633	10.27	11.65	1,812,232	1.22	0.25	1.45	8.81	12.34
BlackRock High Yield V.I.
2021	819,815	10.81	12.01	8,946,433	0.04	0.25	1.25	0.65	1.87
2020	572,723	10.71	11.97	6,171,324	0.06	0.25	1.45	2.38	3.55
2019	892,614	10.39	11.56	9,320,004	7.13	0.25	1.45	9.84	11.26
2018	364,989	9.39	10.39	3,459,759	16.80	0.25	1.45	(7.19)	(6.06)
2017	585,803	10.04	11.06	6,016,371	8.04	0.25	1.45	2.39	3.66
BlackRock International Dividend
2021	11,733	12.21	12.21	143,320	0.02	0.90	0.90	8.82	8.82
2020	7,973	11.22	11.22	89,482	0.01	0.90	0.90	4.66	4.66
2019	34,823	10.72	10.72	373,899	2.36	0.90	0.90	18.72	18.72
2018	21,424	9.03	9.03	193,976	3.09	0.90	0.90	(16.62)	(16.62)
2017	29,795	10.83	10.83	322,737	1.01	0.90	0.90	11.88	11.88

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
BlackRock Large Cap Focus Growth V.I.
2021	7,384	29.70	36.70	242,659	—	0.25	1.25	12.63	14.01
2020	6,305	26.37	32.80	179,994	—	0.25	1.45	37.20	38.81
2019	6,873	19.22	23.63	155,801	—	0.25	1.45	26.53	28.15
2018	3,141	15.19	18.44	54,285	—	0.25	1.45	(1.68)	(0.54)
2017	2,146	15.45	18.54	39,251	0.01	0.25	1.45	23.60	25.10
BNY Mellon Appreciation
2021	410,865	21.85	28.04	9,081,142	0.00	0.90	1.25	21.74	22.20
2020	424,212	17.88	23.00	7,751,142	0.01	0.90	1.25	18.78	19.27
2019	394,396	15.00	19.33	5,996,871	1.01	0.90	1.25	29.58	29.98
2018	360,480	11.54	14.90	4,208,028	1.26	0.90	1.25	(10.30)	(9.98)
2017	445,577	12.82	16.59	5,779,186	1.23	0.90	1.25	21.36	21.86
BNY Mellon Dynamic Value
2021	165,768	22.02	32.98	4,144,289	0.01	0.90	1.25	27.80	28.26
2020	173,747	17.23	25.77	3,354,168	0.01	0.90	1.25	(0.69)	(0.31)
2019	189,241	17.35	25.91	3,663,712	1.48	0.90	1.25	21.50	21.85
2018	227,818	14.28	21.30	3,653,972	1.58	0.90	1.25	(14.39)	(14.07)
2017	245,190	16.68	24.84	4,566,470	0.88	0.90	1.25	10.03	10.46
BNY Mellon IP MidCap Stock
2021	394,756	14.56	14.56	5,744,015	0.00	0.75	0.75	20.93	20.93
2020	316,378	12.04	12.04	3,805,893	0.01	0.75	0.75	3.88	3.88
2019	322,409	11.59	11.59	3,735,298	0.50	0.75	0.75	15.44	15.44
2018	456,747	10.04	10.04	4,584,461	0.36	0.75	0.75	(18.84)	(18.84)
2017	486,166	12.37	12.50	6,011,904	0.80	0.75	1.25	10.84	13.53
BNY Mellon IP Small Cap Stock Index
2021	500,013	17.25	24.12	8,890,587	0.01	0.25	1.25	20.67	22.13
2020	452,522	14.20	19.75	6,608,653	0.01	0.25	1.45	5.74	7.05
2019	514,832	13.33	18.45	6,973,243	0.80	0.25	1.45	16.89	18.35
2018	444,301	11.32	15.59	5,144,534	0.78	0.25	1.45	(12.93)	(11.87)
2017	436,489	12.91	17.69	5,745,527	0.73	0.25	1.45	7.47	8.79

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
BNY Mellon IP Technology Growth
2021	477,385	32.39	44.14	20,742,158	—	0.25	1.35	7.72	9.04
2020	471,784	30.07	40.69	18,700,260	0.00	0.25	1.45	62.19	64.16
2019	536,111	18.54	24.91	13,061,536	—	0.25	1.45	20.08	21.50
2018	520,603	15.44	20.61	10,490,679	—	0.25	1.45	(5.62)	(4.42)
2017	551,279	16.36	21.67	11,769,351	—	0.25	1.45	36.11	37.78
BNY Mellon Opportunistic Midcap Value
2021	109,159	23.43	38.79	2,684,051	0.00	0.90	1.25	10.94	11.30
2020	118,604	21.12	34.92	2,618,842	0.00	0.90	1.25	13.85	14.26
2019	131,572	18.55	30.62	2,542,887	0.27	0.90	1.25	22.20	22.65
2018	145,843	15.18	25.03	2,305,665	—	0.90	1.25	(21.47)	(21.20)
2017	163,983	19.33	31.82	3,279,189	—	0.90	1.25	10.77	11.20
BNY Mellon Stock Index
2021	1,954	21.93	28.49	55,819	0.00	0.25	1.25	22.51	24.03
2020	7,135	17.90	23.32	162,959	0.01	0.25	1.45	12.58	13.92
2019	11,985	15.90	20.47	231,415	1.53	0.25	1.45	25.10	26.67
2018	14,390	12.71	16.16	219,825	1.11	0.25	1.45	(8.95)	(7.92)
2017	23,754	13.96	17.55	404,256	1.48	0.25	1.45	15.85	17.31
BNY Mellon VIF Appreciation
2021	337,319	20.71	25.51	7,006,865	0.00	0.25	0.75	22.11	22.70
2020	313,594	16.96	21.11	5,328,880	0.01	0.25	1.45	17.99	19.40
2019	72,058	14.28	17.68	1,028,287	0.86	0.25	1.45	29.89	31.45
2018	36,028	10.92	13.45	392,979	1.23	0.25	1.45	(11.20)	(10.09)
2017	27,996	12.20	14.96	341,321	1.13	0.25	1.45	21.50	23.03
Calamos® Growth
2021	416,324	27.19	33.57	11,409,195	—	0.90	1.10	18.29	18.58
2020	447,975	19.85	28.38	10,348,347	—	0.90	1.25	27.33	27.81
2019	507,893	15.59	22.25	9,176,159	—	0.90	1.25	25.62	26.07
2018	560,909	12.41	17.68	8,038,291	—	0.90	1.25	(9.75)	(9.48)
2017	611,929	13.75	19.57	9,687,691	—	0.90	1.25	21.25	21.77

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Calamos® Growth and Income
2021	438,519	19.86	27.22	10,893,442	0.00	0.90	1.10	16.23	16.50
2020	409,322	17.05	23.42	8,674,810	0.01	0.90	1.25	17.31	17.74
2019	441,404	14.49	19.93	7,978,377	1.32	0.90	1.25	20.74	21.15
2018	474,223	11.96	16.49	7,090,713	1.65	0.90	1.25	(7.91)	(7.50)
2017	512,944	12.93	17.87	8,307,304	1.57	0.90	1.25	11.53	11.90
Calamos® High Income Opportunities
2021	35,842	11.10	11.71	419,033	0.05	0.90	1.25	2.02	2.36
2020	39,242	10.88	11.44	448,211	0.05	0.90	1.25	0.37	0.79
2019	39,792	10.84	11.35	450,910	6.01	0.90	1.25	9.49	9.87
2018	40,501	9.90	10.33	417,532	6.59	0.90	1.25	(8.25)	(7.93)
2017	41,984	10.79	11.22	470,273	4.82	0.90	1.25	1.60	1.91
ClearBridge Small Cap Growth
2021	989	27.24	27.24	26,919	—	0.90	0.90	7.63	7.63
2020	960	25.31	25.31	24,278	—	0.90	0.90	37.93	37.93
2019	931	18.35	18.35	17,080	—	0.90	0.90	20.49	20.49
2018	904	15.23	15.23	13,765	—	0.90	0.90	0.13	0.13
2017	1,185	15.21	15.21	18,014	—	0.90	0.90	20.14	20.14
ClearBridge Variable Aggressive Growth
2021	350,392	19.24	21.44	7,481,961	0.00	0.75	1.35	5.37	5.98
2020	539,789	18.26	20.23	10,635,452	0.00	0.75	1.35	12.72	13.33
2019	800,538	16.20	17.85	14,213,298	0.74	0.75	1.35	19.38	20.20
2018	864,798	13.57	14.85	12,770,816	0.39	0.75	1.35	(12.45)	(11.97)
2017	937,283	12.04	16.87	15,779,893	0.21	0.75	1.35	11.03	14.56
ClearBridge Variable Small Cap Growth
2021	322,798	29.06	32.60	10,174,791	—	0.75	1.35	7.79	8.49
2020	362,282	26.96	30.05	10,545,530	—	0.75	1.35	37.13	37.97
2019	339,779	19.66	21.78	7,223,355	—	0.75	1.35	21.51	22.22
2018	411,917	16.18	17.82	7,105,038	—	0.75	1.35	(0.98)	(0.39)
2017	642,124	16.34	17.89	10,932,489	—	0.75	1.35	18.92	19.67

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Delaware Ivy Asset Strategy (b)
2021	20,361	12.73	12.73	259,238	0.02	0.90	0.90	9.46	9.46
2020	20,370	11.63	11.63	236,970	0.02	0.90	0.90	9.10	9.10
2019	24,462	10.66	10.66	260,847	2.12	0.90	0.90	17.01	17.01
2018	23,957	9.11	9.11	218,274	1.45	0.90	0.90	(9.17)	(9.17)
2017	26,743	10.03	10.03	268,099	1.04	0.90	0.90	13.85	13.85
Delaware Ivy VIP Asset Strategy (b)
2021	104,510	11.23	13.21	1,182,345	0.02	0.25	1.25	5.62	6.96
2020	104,722	10.56	12.59	1,114,353	0.02	0.25	1.45	8.94	10.25
2019	69,502	9.63	11.42	677,775	2.38	0.25	1.45	16.49	17.85
2018	56,217	8.21	9.69	471,384	2.28	0.25	1.45	(9.62)	(8.41)
2017	40,258	9.01	11.73	376,267	1.52	0.25	1.45	13.16	16.83
Delaware Ivy VIP Balanced (b)
2021	5,690	14.29	17.76	100,948	0.01	0.25	1.25	10.95	12.26
2020	9,653	12.88	16.12	140,504	0.01	0.25	1.45	9.06	10.49
2019	5,373	11.81	14.59	76,977	1.74	0.25	1.45	16.82	18.14
2018	5,215	10.11	12.35	63,333	1.62	0.25	1.45	(7.50)	(6.30)
2017	5,060	10.93	13.18	65,751	1.58	0.25	1.45	6.53	7.77
Delaware Ivy VIP Core Equity (b)
2021	139	27.35	27.35	3,796	0.00	0.25	0.25	24.83	24.83
2020	6,705	16.96	22.33	146,652	0.00	0.25	1.45	16.16	17.65
2019	6,555	14.60	18.98	122,065	0.57	0.25	1.45	25.43	26.87
2018	6,422	11.64	14.96	94,428	0.50	0.25	1.45	(8.71)	(7.54)
2017	6,111	12.75	16.18	97,567	0.43	0.25	1.45	15.49	16.82

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Delaware Ivy VIP Energy (b)
2021	41,977	3.60	3.75	154,385	0.01	0.25	1.25	35.87	37.40
2020	27,016	2.62	2.76	71,558	0.01	0.25	1.45	(39.61)	(38.76)
2019	27,490	4.29	4.57	119,752	—	0.25	1.45	(1.08)	0.23
2018	37,844	4.29	4.62	165,899	—	0.25	1.45	(36.97)	(36.31)
2017	27,208	6.74	7.33	185,566	0.63	0.25	1.45	(16.51)	(15.47)
Delaware Ivy VIP Global Bond (b)
2021	2,133	8.95	9.54	20,340	0.04	0.25	1.25	(5.19)	(4.02)
2020	1,370	9.44	10.12	13,604	0.07	0.25	1.45	3.40	4.65
2019	12,275	9.13	9.67	116,625	4.29	0.25	1.45	4.70	5.91
2018	14,437	8.72	9.13	129,732	2.80	0.25	1.45	(4.60)	(3.39)
2017	13,504	9.14	9.45	125,864	2.61	0.25	1.45	(0.22)	0.96
Delaware Ivy VIP Global Equity Income (b)
2021	9,644	15.71	15.71	151,520	0.01	0.25	0.25	13.18	13.18
2020	2,506	11.90	14.14	34,782	0.02	0.25	1.45	(1.41)	(0.14)
2019	2,433	12.07	14.16	33,874	2.81	0.25	1.45	17.87	19.19
2018	2,361	10.24	11.88	27,631	1.70	0.25	1.45	(15.58)	(14.53)
2017	2,291	12.13	13.90	31,426	1.24	0.25	1.45	10.57	11.92
Delaware Ivy VIP Global Growth (b)
2021	53,056	18.32	18.32	971,589	0.00	0.25	0.25	14.14	14.14
2020	51,490	14.50	16.36	826,409	0.00	0.25	1.45	15.35	16.69
2019	49,958	12.57	14.02	687,909	0.34	0.25	1.45	20.40	21.91
2018	18,106	10.44	11.50	204,934	0.01	0.25	1.45	(10.39)	(9.23)
2017	121	11.65	12.67	1,505	0.07	0.25	1.45	19.12	20.55

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Delaware Ivy VIP Growth (b)
2021	5,553	38.20	38.20	211,983	—	0.25	0.25	25.86	25.86
2020	6,359	24.24	30.93	192,910	—	0.25	1.45	24.82	26.35
2019	9,477	19.42	24.48	227,842	—	0.25	1.45	30.69	32.25
2018	11,656	14.86	18.51	212,377	0.04	0.25	1.45	(2.24)	(1.02)
2017	17,146	15.20	18.70	316,223	0.23	0.25	1.45	23.68	25.25
Delaware Ivy VIP High Income (b)
2021	50,957	10.40	13.45	586,206	0.06	0.25	1.25	1.46	2.72
2020	48,086	10.25	13.10	536,206	0.24	0.25	1.45	1.38	2.66
2019	60,810	10.11	12.76	628,258	6.41	0.25	1.45	6.31	7.59
2018	59,692	9.51	11.86	581,155	6.67	0.25	1.45	(6.40)	(5.20)
2017	53,642	10.16	12.51	596,955	29.24	0.25	1.45	2.01	3.22
Delaware Ivy VIP International Core Equity (b)
2021	41,957	11.73	12.04	501,820	0.01	0.25	1.25	9.22	10.46
2020	43,677	10.74	11.10	474,233	0.02	0.25	1.45	2.48	3.74
2019	50,997	10.48	10.70	535,978	1.60	0.25	1.45	13.54	14.93
2018	55,775	9.17	9.31	512,068	1.69	0.25	1.45	(21.38)	(20.50)
2017	57,214	11.55	11.74	662,582	1.33	0.25	1.45	17.75	19.25
Delaware Ivy VIP Limited-Term Bond (b)
2021	8,539	8.40	8.40	71,787	0.03	0.25	0.25	(3.67)	(3.67)
2020	—	8.29	8.89	—	—	0.25	1.45	(0.48)	0.79
2019	—	8.33	8.82	—	—	0.25	1.45	(0.24)	0.92
2018	—	8.35	8.74	—	—	0.25	1.45	(3.69)	(2.46)
2017	—	8.67	8.96	—	—	0.25	1.45	(3.02)	(1.86)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Delaware Ivy VIP Mid Cap Growth (b)
2021	10,196	25.04	30.41	288,961	—	0.25	1.25	11.29	12.63
2020	9,519	22.50	27.51	237,252	—	0.25	1.45	42.50	44.26
2019	3,290	15.79	19.07	58,646	—	0.25	1.45	31.91	33.54
2018	5,374	11.97	14.28	69,408	—	0.25	1.45	(4.39)	(3.25)
2017	8,344	12.52	14.76	119,575	—	0.25	1.45	21.32	22.80
Delaware Ivy VIP Natural Resources (b)
2021	32,967	5.32	5.76	189,760	0.02	0.25	1.25	21.18	22.55
2020	28,462	4.39	4.76	133,854	0.04	0.25	1.45	(15.74)	(14.70)
2019	—	5.21	5.58	—	—	0.25	1.45	4.62	5.88
2018	—	4.98	5.27	—	—	0.25	1.45	(26.55)	(25.67)
2017	—	6.78	7.09	—	—	0.25	1.45	(1.60)	(0.42)
Delaware Ivy VIP Science And Technology (b)
2021	9,455	24.87	34.72	272,333	—	0.25	1.25	10.14	11.46
2020	16,740	22.58	31.74	407,203	—	0.25	1.45	29.47	31.05
2019	22,009	17.44	24.22	392,869	—	0.25	1.45	42.95	44.68
2018	21,878	12.20	16.74	274,643	—	0.25	1.45	(9.36)	(8.27)
2017	13,425	13.46	18.25	193,358	—	0.25	1.45	26.38	27.89
Delaware Ivy VIP Securian Real Estate Securities (b)
2021	3,188	15.68	19.98	53,190	0.01	0.25	1.25	37.42	39.14
2020	4,665	11.41	14.64	55,409	0.02	0.25	1.45	(7.39)	(6.21)
2019	4,581	12.32	15.61	58,745	1.64	0.25	1.45	19.03	20.45
2018	4,500	10.35	12.96	48,493	2.02	0.25	1.45	(9.69)	(8.60)
2017	8,693	11.46	14.18	101,724	1.08	0.25	1.45	0.79	2.01

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Delaware Ivy VIP Small Cap Growth (b)
2021	13,273	17.80	18.80	245,229	0.01	0.25	1.25	(0.50)	0.64
2020	9,802	17.89	19.03	179,411	—	0.25	1.45	31.64	33.26
2019	12,381	13.59	14.28	170,461	—	0.25	1.45	17.97	19.40
2018	14,544	11.52	11.96	168,719	0.42	0.25	1.45	(8.28)	(7.14)
2017	13,959	12.56	12.88	176,767	—	0.25	1.45	17.71	19.15
Delaware Ivy VIP Smid Cap Core (b)
2021	13,282	15.96	19.21	246,246	—	0.25	1.25	15.48	16.92
2020	17,230	13.82	16.74	276,134	—	0.25	1.45	2.37	3.59
2019	19,489	13.50	16.16	302,799	—	0.25	1.45	18.94	20.42
2018	20,713	11.35	13.42	268,615	0.16	0.25	1.45	(14.40)	(13.36)
2017	19,382	13.26	15.49	289,803	—	0.25	1.45	8.78	10.09
Delaware Ivy VIP Value (b)
2021	11,159	15.83	20.23	225,783	0.02	0.25	1.25	25.44	26.99
2020	12,915	12.62	16.23	205,768	0.02	0.25	1.45	(2.47)	(1.28)
2019	14,444	12.94	16.44	233,464	0.83	0.25	1.45	20.82	22.23
2018	15,791	10.71	13.45	209,116	1.97	0.25	1.45	(11.27)	(10.21)
2017	15,927	12.07	14.98	235,371	1.39	0.25	1.45	7.58	8.95
Dimensional VA Equity Allocation
2021	41,859	13.90	13.90	582,038	0.03	0.25	0.25	20.35	20.35
2020	22,472	11.27	11.58	259,678	0.01	0.25	1.85	6.82	8.53
2019	34,023	10.55	10.67	362,481	3.42	0.25	1.85	5.50	6.70
Dimensional VA Global Bond Portfolio
2021	113,581	7.67	8.25	936,204	0.01	0.25	1.65	(5.77)	(4.29)
2020	40,574	8.14	8.75	348,673	0.00	0.25	1.85	(3.33)	(1.80)
2019	91,980	8.42	8.91	807,180	3.75	0.25	1.85	(0.82)	0.79
2018	32,214	8.49	8.84	281,189	4.53	0.65	1.85	(3.08)	(1.89)
2017	32,092	8.76	9.01	286,154	1.21	0.65	1.85	(2.67)	(1.53)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Dimensional VA Global Moderate Allocation
2021	33,270	12.42	12.42	413,498	0.03	0.25	0.25	10.50	10.50
2020	—	10.97	11.27	—	—	0.25	1.85	5.99	7.74
2019	—	10.35	10.46	—	—	0.25	1.85	3.50	4.60
Dimensional VA International Small Portfolio
2021	132,844	13.21	15.80	2,049,035	0.04	0.25	1.65	9.08	10.96
2020	49,975	12.11	14.46	665,782	0.02	0.25	1.85	4.22	5.86
2019	63,059	11.62	13.66	796,000	2.78	0.25	1.85	18.09	19.93
2018	60,892	9.84	11.39	648,611	1.43	0.65	1.85	(23.60)	(22.67)
2017	79,407	12.88	14.73	1,111,286	2.64	0.65	1.85	23.73	25.36
Dimensional VA International Value Portfolio
2021	107,165	9.98	11.70	1,231,337	0.05	0.25	1.65	12.51	14.37
2020	53,842	8.87	10.39	536,046	0.01	0.25	1.85	(6.43)	(4.94)
2019	91,933	9.48	10.93	976,840	3.43	0.25	1.85	10.36	12.22
2018	99,120	8.59	9.74	943,289	2.52	0.65	1.85	(21.05)	(20.10)
2017	111,088	10.88	12.19	1,329,013	2.96	0.65	1.85	19.82	21.29
Dimensional VA Short-Term Fixed Portfolio
2021	162,616	7.09	7.69	1,247,891	0.00	0.25	1.65	(4.83)	(3.39)
2020	46,315	7.45	8.08	366,704	0.00	0.25	1.85	(4.24)	(2.65)
2019	89,370	7.78	8.30	730,129	1.32	0.25	1.85	(2.38)	(0.72)
2018	218,737	7.97	8.36	1,772,046	0.94	0.65	1.85	(3.04)	(1.88)
2017	90,269	8.22	8.52	761,963	0.86	0.65	1.85	(3.97)	(2.85)
Dimensional VA U.S. Large Value Portfolio
2021	188,530	15.51	21.60	3,842,822	0.02	0.25	1.65	20.98	23.01
2020	155,317	12.82	17.56	2,534,036	0.02	0.25	1.85	(6.08)	(4.57)
2019	178,873	13.65	18.40	3,062,371	2.13	0.25	1.85	19.84	21.69
2018	184,654	11.39	15.12	2,634,959	2.48	0.65	1.85	(16.31)	(15.25)
2017	163,915	13.61	17.84	2,716,150	2.00	0.65	1.85	13.42	14.80

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Dimensional VA U.S. Targeted Value Portfolio
2021	121,156	15.63	21.82	2,491,539	0.02	0.25	1.65	33.02	35.28
2020	89,465	11.75	16.38	1,317,411	0.02	0.25	1.85	(0.93)	0.61
2019	83,689	11.86	16.28	1,186,056	1.50	0.25	1.85	16.73	18.66
2018	82,976	10.16	13.72	999,392	1.04	0.65	1.85	(19.87)	(18.91)
2017	85,120	12.68	16.92	1,271,601	1.08	0.65	1.85	4.53	5.82
DWS Capital Growth VIP
2021	1,838	35.54	35.54	65,306	—	0.25	0.25	18.51	18.51
2020	1,796	24.64	30.55	53,821	0.00	0.25	1.45	32.69	34.23
2019	3,272	18.57	22.76	67,421	0.12	0.25	1.45	30.77	32.40
2018	1,723	14.20	17.19	29,143	0.51	0.25	1.45	(6.15)	(4.98)
2017	1,696	15.13	18.09	30,259	0.46	0.25	1.45	20.46	21.90
DWS Core Equity VIP
2021	4,990	21.43	21.43	107,084	0.00	1.25	1.25	19.52	19.52
2020	4,844	17.93	23.21	86,972	0.01	0.25	1.45	10.61	11.96
2019	6,997	16.21	20.73	123,138	1.00	0.25	1.45	24.21	25.79
2018	11,140	13.05	16.48	163,816	1.51	0.25	1.45	(10.12)	(9.05)
2017	14,066	14.52	18.12	226,169	0.93	0.25	1.45	15.42	16.83
DWS CROCI® U.S. VIP
2021	775	14.58	14.58	11,295	0.02	0.25	0.25	22.21	22.21
2020	935	9.69	12.15	11,152	0.02	0.25	1.45	(16.25)	(15.27)
2019	1,118	11.57	14.34	15,741	—	0.25	1.45	26.73	28.26
2018	—	9.13	11.18	—	—	0.25	1.45	(14.59)	(13.53)
2017	—	10.69	12.93	—	—	0.25	1.45	17.09	18.52
DWS Global Small Cap VIP
2021	3,922	11.83	14.10	51,153	0.00	0.25	1.25	9.64	11.02
2020	3,809	10.79	12.94	44,993	0.01	0.25	1.45	11.81	13.21
2019	3,700	9.65	11.43	38,851	—	0.25	1.45	15.85	17.23
2018	3,595	8.33	9.75	32,405	—	0.25	1.45	(24.20)	(23.29)
2017	3,560	10.99	12.71	42,146	—	0.25	1.45	14.36	15.76

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
DWS High Income VIP
2021	27,657	10.19	11.32	308,514	0.00	0.25	1.25	(0.78)	0.53
2020	998	10.27	11.44	11,245	0.05	0.25	1.45	1.18	2.42
2019	970	10.15	11.17	10,680	—	0.25	1.45	10.33	11.70
2018	582	9.20	10.00	5,748	92.48	0.25	1.45	(7.07)	(5.93)
2017	240	9.90	10.63	2,375	11.27	0.25	1.45	2.59	3.81
DWS International Growth VIP
2021	929	14.64	14.64	13,625	0.00	0.25	0.25	4.42	4.42
2020	1,121	13.54	14.28	15,739	0.01	0.25	1.45	16.93	18.31
2019	1,340	11.58	12.07	15,908	—	0.25	1.45	25.19	26.65
2018	11,291	9.25	9.53	105,950	0.78	0.25	1.45	(20.53)	(19.58)
2017	9,278	11.64	11.85	108,481	—	0.25	1.45	19.75	21.29
DWS Small Mid Cap Value VIP
2021	2,314	13.22	15.61	35,007	0.00	0.25	1.25	24.37	25.89
2020	1,027	10.63	12.63	10,905	0.01	0.25	1.45	(5.43)	(4.32)
2019	996	11.24	13.20	11,189	0.37	0.25	1.45	15.76	17.13
2018	967	9.71	11.27	9,383	1.50	0.25	1.45	(20.02)	(18.98)
2017	3,121	12.14	13.91	40,381	0.24	0.25	1.45	5.38	6.59
Eaton Vance VT Floating-Rate Income
2021	489,492	8.96	9.71	4,421,594	0.03	0.25	1.25	(0.88)	0.31
2020	212,622	9.04	9.80	1,939,202	0.02	0.25	1.45	(2.48)	(1.31)
2019	446,508	9.27	9.93	4,165,459	4.54	0.25	1.45	2.43	3.65
2018	318,850	9.05	9.58	2,923,380	3.29	0.25	1.45	(4.44)	(3.23)
2017	1,089,172	9.47	9.90	10,326,425	3.40	0.25	1.45	(1.04)	0.10
Federated Hermes Corporate Bond
2021	597,778	11.73	12.37	7,386,684	0.03	0.90	1.25	(4.17)	(3.81)
2020	632,999	12.24	12.86	8,140,764	0.04	0.90	1.25	4.26	4.64
2019	554,476	11.74	12.29	6,808,461	4.06	0.90	1.25	9.11	9.44
2018	681,079	10.76	11.23	7,642,608	3.24	0.90	1.25	(7.00)	(6.65)
2017	571,983	11.57	12.03	6,878,204	3.79	0.90	1.25	2.21	2.56

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Federated Hermes Fund for U.S. Government Securities II
2021	339,818	7.94	9.33	2,820,811	0.02	0.25	1.45	(6.37)	(5.09)
2020	669,476	8.48	10.11	5,826,857	0.03	0.25	1.45	0.57	1.92
2019	461,767	8.42	9.92	3,945,177	2.73	0.25	1.45	1.20	2.48
2018	591,579	8.32	9.68	4,979,476	2.23	0.25	1.45	(3.93)	(2.81)
2017	537,514	8.66	9.96	4,716,292	2.56	0.25	1.45	(2.61)	(1.29)
Federated Hermes High Income Bond II
2021	333,997	10.49	15.56	5,172,672	0.05	0.25	1.35	(0.10)	1.08
2020	392,381	10.50	15.56	6,079,125	0.03	0.25	1.45	0.86	2.15
2019	1,150,139	10.41	15.41	13,777,611	3.68	0.25	1.45	9.12	10.48
2018	399,804	9.54	14.11	5,609,325	9.77	0.25	1.45	(7.65)	(6.53)
2017	765,001	10.33	15.26	11,612,244	7.05	0.25	1.45	1.87	3.15
Fidelity® Advisor Dividend Growth
2021	159,930	16.21	20.91	2,602,050	0.00	0.90	1.10	22.28	22.52
2020	167,664	13.23	17.10	2,226,007	0.01	0.90	1.25	(2.76)	(2.43)
2019	183,702	13.56	17.56	2,497,408	1.30	0.90	1.25	22.60	23.05
2018	186,637	11.02	14.30	2,061,934	1.15	0.90	1.25	(11.25)	(10.91)
2017	238,429	12.37	16.09	3,012,628	1.14	0.90	1.25	14.39	14.75
Fidelity® Advisor International Capital Appreciation (d)
2021	19,982	18.82	23.11	376,781	—	0.90	1.10	7.19	7.42
2020	23,434	17.52	21.56	412,836	—	0.90	1.10	16.73	16.96
2019	25,124	14.98	18.47	378,305	0.20	0.90	1.10	26.77	27.06
2018	30,947	11.79	14.57	366,400	—	0.90	1.10	(16.79)	(16.62)
2017	32,475	14.14	17.51	460,903	—	0.90	1.10	29.70	29.96

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Fidelity® Advisor Leveraged Company Stock
2021	3,606	22.51	22.51	81,307	0.00	0.90	0.90	20.05	20.05
2020	3,628	18.75	18.75	68,163	—	0.90	0.90	23.68	23.68
2019	3,676	15.16	15.16	55,839	—	0.90	0.90	24.16	24.16
2018	2,134	12.21	12.21	26,123	—	0.90	0.90	(19.46)	(19.46)
2017	3,448	15.16	15.16	52,365	0.37	0.90	0.90	12.55	12.55
Fidelity® Advisor New Insights
2021	13,541	25.78	25.78	349,204	—	0.90	0.90	19.24	19.24
2020	14,423	21.62	21.62	311,905	—	0.90	0.90	18.60	18.60
2019	117,915	18.23	18.23	2,149,209	—	0.90	0.90	23.93	23.93
2018	153,937	14.71	14.71	2,265,034	—	0.90	0.90	(8.35)	(8.35)
2017	136,867	16.05	16.05	2,196,761	—	0.90	0.90	22.80	22.80
Fidelity® Advisor Real Estate
2021	129,534	11.95	28.39	2,150,541	0.01	0.90	1.25	32.48	32.91
2020	143,676	9.02	21.36	1,816,554	0.01	0.90	1.25	(10.96)	(10.65)
2019	142,736	10.13	23.91	2,001,510	1.63	0.90	1.25	17.38	17.78
2018	155,246	8.63	20.30	1,809,464	1.92	0.90	1.25	(10.75)	(10.41)
2017	172,763	9.67	22.66	2,215,924	1.07	0.90	1.25	(1.02)	(0.59)
Fidelity® Advisor Stock Selector Mid Cap
2021	133,502	21.73	29.26	2,907,795	0.00	0.90	1.10	17.70	17.97
2020	153,714	18.42	24.86	2,837,587	0.01	0.90	1.10	7.95	8.16
2019	159,515	17.03	23.03	2,721,477	0.51	0.90	1.10	23.82	24.03
2018	49,974	13.73	18.60	688,952	0.39	0.90	1.10	(12.59)	(12.44)
2017	46,831	15.68	21.28	737,158	0.03	0.90	1.10	14.78	15.04
Fidelity® Advisor Value Strategies
2021	110,875	22.87	30.47	2,598,277	0.01	0.90	1.10	27.28	27.62
2020	95,614	15.39	23.94	1,726,583	0.01	0.90	1.25	3.22	3.52
2019	115,491	14.91	23.16	2,033,553	1.15	0.90	1.25	28.31	28.79
2018	113,397	11.62	18.02	1,538,651	0.51	0.90	1.25	(21.27)	(20.99)
2017	125,329	14.76	22.86	2,149,286	1.00	0.90	1.25	13.63	14.01

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Fidelity® VIP Balanced
2021	215,787	17.39	20.30	3,945,770	0.01	0.25	1.25	12.85	14.24
2020	80,655	15.41	18.11	1,370,341	0.01	0.25	1.45	16.74	18.21
2019	103,630	13.20	15.32	1,511,364	1.65	0.25	1.45	18.71	20.16
2018	90,833	11.12	12.75	1,110,386	1.32	0.25	1.45	(8.63)	(7.47)
2017	92,139	12.17	13.78	1,213,928	1.17	0.25	1.45	11.14	12.40
Fidelity® VIP Contrafund
2021	703,352	22.90	33.47	21,753,584	0.00	0.25	1.35	21.94	23.43
2020	761,280	18.78	27.42	19,434,949	0.00	0.25	1.45	24.54	26.09
2019	688,055	15.08	21.99	14,693,721	0.22	0.25	1.45	25.56	27.03
2018	806,398	12.01	17.50	13,699,710	0.44	0.25	1.45	(10.71)	(9.61)
2017	1,000,138	13.45	19.58	18,978,197	0.75	0.25	1.45	16.25	17.66
Fidelity® VIP Disciplined Small Cap
2021	32,521	15.83	20.94	666,203	0.00	0.25	1.25	15.21	16.53
2020	3,881	13.74	18.31	57,796	0.01	0.25	1.45	12.90	14.37
2019	4,044	12.17	16.01	53,754	0.66	0.25	1.45	18.04	19.39
2018	8,543	10.31	13.41	103,654	0.69	0.25	1.45	(17.06)	(16.03)
2017	7,149	12.43	15.97	102,473	0.58	0.25	1.45	2.14	3.37
Fidelity® VIP Emerging Markets
2021	56,161	13.52	14.48	798,182	0.02	0.25	1.25	(6.63)	(5.50)
2020	41,226	14.48	15.33	618,455	0.01	0.25	1.45	25.15	26.69
2019	42,400	11.57	12.10	503,136	1.26	0.25	1.45	23.48	25.13
2018	55,556	9.37	9.67	528,033	0.59	0.25	1.45	(21.72)	(20.80)
2017	47,682	11.97	12.21	574,477	0.57	0.25	1.45	40.66	42.31
Fidelity® VIP Equity-Income
2021	337,551	15.40	15.40	5,208,574	0.02	0.75	0.75	20.03	20.03
2020	278,656	12.83	12.83	3,583,843	0.01	0.75	0.75	2.48	2.48
2019	234,467	12.52	12.52	2,942,940	1.76	0.75	0.75	22.39	22.39
2018	277,146	10.23	10.23	2,838,571	2.09	0.75	0.75	(11.89)	(11.89)
2017	322,501	11.61	11.61	3,743,704	1.50	0.75	0.75	8.50	8.50

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Fidelity® VIP Growth & Income
2021	342,001	17.03	24.23	5,875,054	0.02	0.25	1.25	20.17	21.64
2020	299,240	14.07	20.30	4,247,734	0.02	0.25	1.45	2.91	4.10
2019	316,920	13.58	19.50	4,378,338	3.62	0.25	1.45	23.96	25.56
2018	303,657	10.87	15.53	3,350,027	0.24	0.25	1.45	(13.09)	(12.11)
2017	308,567	12.43	17.67	3,894,997	1.01	0.25	1.45	11.53	12.91
Fidelity® VIP Growth Opportunities
2021	1,480,594	35.72	46.24	54,699,311	—	0.25	1.35	6.81	8.10
2020	1,516,109	33.21	42.78	52,367,164	—	0.25	1.45	60.86	62.85
2019	1,160,273	20.50	26.27	25,219,339	—	0.25	1.45	34.36	35.97
2018	1,016,543	15.15	19.32	16,584,394	0.09	0.25	1.45	7.35	8.60
2017	898,276	14.02	17.79	13,584,776	0.12	0.25	1.45	28.28	29.95
Fidelity® VIP High Income
2021	956,319	9.96	11.03	9,549,997	0.02	0.25	1.25	(0.20)	1.02
2020	988,519	9.98	10.93	9,878,683	0.04	0.25	1.45	(2.06)	(0.82)
2019	825,999	10.19	11.02	8,423,400	3.68	0.25	1.45	9.81	11.09
2018	86,205	9.28	9.92	806,214	16.66	0.25	1.45	(7.85)	(6.77)
2017	219,503	10.02	10.64	2,211,342	4.70	0.25	1.45	2.23	3.50
Fidelity® VIP Index 500
2021	1,193,327	22.22	26.50	28,267,662	0.01	0.25	1.40	22.69	24.18
2020	1,174,888	18.11	21.34	22,549,081	0.01	0.25	1.45	12.76	14.12
2019	1,235,638	16.06	18.70	20,919,733	1.83	0.25	1.45	25.27	26.87
2018	1,119,941	12.82	14.74	15,121,155	1.47	0.25	1.45	(8.88)	(7.82)
2017	1,602,160	14.07	15.99	23,473,354	1.58	0.25	1.45	16.18	17.57
Fidelity® VIP Investment Grade Bond
2021	592,706	9.20	11.33	6,076,230	0.02	0.25	1.35	(5.15)	(4.00)
2020	662,822	9.70	11.81	7,144,248	0.02	0.25	1.45	4.41	5.64
2019	681,179	9.29	11.18	6,992,465	2.70	0.25	1.45	4.62	5.97
2018	576,722	8.88	10.55	5,640,191	2.16	0.25	1.45	(5.13)	(4.00)
2017	623,176	9.36	10.99	6,377,629	2.10	0.25	1.45	(0.53)	0.64

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Fidelity® VIP Mid Cap
2021	46,160	17.15	19.95	897,454	0.00	0.25	1.25	19.85	21.28
2020	34,989	14.31	16.76	559,125	0.00	0.25	1.45	12.68	14.09
2019	32,128	12.70	14.69	451,261	0.67	0.25	1.45	17.81	19.24
2018	37,669	10.78	12.32	446,721	0.44	0.25	1.45	(18.52)	(17.48)
2017	36,006	13.23	14.93	519,465	0.44	0.25	1.45	15.34	16.64
Fidelity® VIP Overseas
2021	480,316	13.48	15.00	6,517,890	0.00	0.25	1.25	14.25	15.56
2020	557,012	11.72	13.23	6,547,613	0.00	0.25	1.45	10.30	11.65
2019	189,218	10.55	11.85	2,007,883	1.28	0.25	1.45	21.92	23.44
2018	290,862	8.59	9.60	2,520,463	1.38	0.25	1.45	(18.78)	(17.81)
2017	305,579	10.50	11.68	3,234,609	1.48	0.25	1.45	24.36	25.86
Fidelity® VIP Real Estate
2021	24,112	13.86	18.14	432,911	0.01	0.25	1.25	32.63	34.27
2020	20,012	10.45	13.77	264,131	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,967	11.72	15.26	277,109	1.56	0.25	1.45	17.55	19.03
2018	20,795	9.97	12.82	253,793	2.25	0.25	1.45	(10.50)	(9.46)
2017	29,576	11.14	14.16	401,733	1.37	0.25	1.45	(0.80)	0.50
Fidelity® VIP Strategic Income
2021	154,678	9.80	10.91	1,679,505	0.03	0.25	1.25	(1.01)	0.18
2020	114,754	9.90	11.10	1,246,047	0.02	0.25	1.45	2.48	3.74
2019	213,143	9.66	10.70	2,153,751	5.14	0.25	1.45	5.81	7.11
2018	41,362	9.13	9.99	404,126	3.07	0.25	1.45	(7.03)	(5.93)
2017	55,459	9.82	10.62	559,854	2.91	0.25	1.45	2.83	4.12
Franklin Allocation VIP Fund
2021	235,454	13.13	13.13	3,090,071	0.02	0.75	0.75	7.36	7.36
2020	251,768	12.23	12.23	3,076,226	0.01	0.75	0.75	7.66	7.66
2019	280,125	11.36	11.36	3,180,314	3.44	0.75	0.75	15.21	15.21
2018	274,014	9.86	9.86	2,701,439	2.71	0.75	0.75	(12.97)	(12.97)
2017	364,951	11.33	11.33	4,132,019	2.52	0.75	0.75	7.70	7.70

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Franklin DynaTech VIP (b)
2021	46,514	25.00	28.98	1,327,060	—	0.25	1.25	11.11	12.46
2020	43,994	22.50	26.26	1,121,136	—	0.25	1.45	38.55	40.20
2019	39,823	16.24	18.73	727,716	—	0.25	1.45	25.41	26.98
2018	17,367	12.95	14.75	247,170	—	0.25	1.45	(1.37)	(0.14)
2017	1,334	13.13	14.77	17,509	—	0.25	1.45	21.46	22.88
Franklin Growth and Income VIP Fund
2021	31,726	16.78	21.81	578,205	0.02	0.25	1.25	19.86	21.23
2020	29,615	14.00	18.33	445,327	0.01	0.25	1.45	0.86	2.17
2019	13,356	13.88	17.94	237,039	4.11	0.25	1.45	20.17	21.63
2018	2,090	11.55	14.75	30,355	2.51	0.25	1.45	(8.77)	(7.64)
2017	2,028	12.66	15.97	31,956	5.34	0.25	1.45	10.86	12.15
Franklin Income VIP Fund
2021	1,236,326	11.55	13.67	15,296,637	0.06	0.25	1.35	11.70	13.07
2020	989,408	10.34	12.32	11,086,207	0.05	0.25	1.45	(3.72)	(2.53)
2019	1,518,928	10.74	12.64	17,546,534	4.94	0.25	1.45	11.07	12.36
2018	1,627,588	9.67	11.25	16,853,893	4.49	0.25	1.45	(8.51)	(7.41)
2017	1,776,953	10.57	12.15	19,955,592	4.38	0.25	1.45	4.86	6.11
Franklin Large Cap Growth VIP Fund
2021	—	24.79	24.79	—	—	1.25	1.25	10.23	10.23
2020	668	22.49	28.48	14,996	—	0.25	1.45	38.31	40.02
2019	2,190	16.26	20.34	35,597	—	0.25	1.45	28.74	30.30
2018	950	12.63	15.61	12,873	—	0.25	1.45	(5.82)	(4.64)
2017	281	13.41	16.37	4,533	—	0.25	1.45	22.58	24.02

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Franklin Mutual Global Discovery VIP Fund
2021	726,387	11.68	14.52	9,260,858	0.03	0.25	1.35	13.95	15.33
2020	832,842	10.25	12.82	9,260,766	0.02	0.25	1.45	(8.65)	(7.57)
2019	1,025,006	11.22	13.87	12,389,907	1.65	0.25	1.45	18.98	20.40
2018	1,205,832	9.43	11.52	12,170,219	2.32	0.25	1.45	(15.12)	(14.09)
2017	1,408,212	11.11	13.41	16,638,055	1.74	0.25	1.45	3.91	5.18
Franklin Mutual Shares VIP Fund
2021	6,567	12.07	15.32	80,146	0.02	0.25	1.25	13.98	15.36
2020	2,705	10.59	13.53	29,367	0.02	0.25	1.45	(9.18)	(8.08)
2019	2,676	11.66	14.72	31,953	1.72	0.25	1.45	17.19	18.61
2018	3,121	9.95	12.41	31,634	2.48	0.25	1.45	(13.02)	(11.99)
2017	3,198	11.44	14.10	37,221	0.71	0.25	1.45	3.62	4.91
Franklin Rising Dividends VIP Fund
2021	37,153	19.91	26.89	806,309	0.01	0.25	1.25	21.33	22.73
2020	55,324	16.41	22.33	960,110	0.01	0.25	1.45	10.88	12.27
2019	71,635	14.80	19.89	1,178,629	1.47	0.25	1.45	23.64	25.09
2018	106,502	11.97	15.90	1,393,061	1.25	0.25	1.45	(9.25)	(8.09)
2017	103,231	13.19	17.30	1,520,684	1.43	0.25	1.45	15.30	16.66
Franklin Small Cap Value VIP Fund
2021	227,846	15.27	19.50	3,997,832	0.02	0.25	1.35	19.86	21.42
2020	180,728	12.74	16.37	2,628,060	0.01	0.25	1.45	0.55	1.80
2019	373,954	12.67	16.08	5,304,968	0.74	0.25	1.45	20.90	22.37
2018	221,469	10.48	13.14	2,614,474	1.18	0.25	1.45	(16.69)	(15.72)
2017	506,078	12.58	15.59	7,059,504	0.33	0.25	1.45	5.80	7.15
Franklin Small-Mid Cap Growth VIP Fund
2021	152,284	21.99	49.84	4,021,652	—	0.25	1.45	5.21	6.50
2020	266,252	20.90	47.92	6,645,295	—	0.25	1.45	48.33	50.13
2019	215,007	14.09	31.92	3,531,079	—	0.25	1.45	25.69	27.27
2018	235,738	11.21	25.08	3,085,642	—	0.25	1.45	(9.54)	(8.40)
2017	221,461	12.39	27.38	3,186,989	—	0.25	1.45	16.10	17.51

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Franklin Strategic Income VIP Fund
2021	247,613	8.68	9.03	2,226,806	0.01	0.75	1.25	(2.25)	(1.63)
2020	988,734	8.88	10.24	9,068,322	0.04	0.25	1.45	(1.11)	0.20
2019	1,000,345	8.98	10.22	9,211,366	5.13	0.25	1.45	3.34	4.61
2018	886,849	8.69	9.77	7,852,448	2.75	0.25	1.45	(6.46)	(5.33)
2017	898,831	9.29	10.32	8,469,153	3.34	0.25	1.45	0.64	1.28
Franklin U.S. Government Securities VIP Fund
2021	16,441	7.85	8.28	133,102	0.03	0.25	1.25	(6.10)	(4.94)
2020	20,390	8.36	8.88	174,388	0.06	0.25	1.45	(0.71)	0.57
2019	22,450	8.42	8.83	193,077	2.92	0.25	1.45	0.60	1.85
2018	17,666	8.37	8.67	149,654	2.35	0.25	1.45	(4.01)	(2.91)
2017	14,005	8.72	8.93	122,719	3.44	0.25	1.45	(3.11)	(1.87)
Goldman Sachs Emerging Markets Equity
2021	314,601	10.83	11.42	3,584,776	0.01	0.90	1.25	(6.96)	(6.70)
2020	328,212	11.64	12.24	4,011,974	—	0.90	1.25	24.89	25.28
2019	397,618	9.32	9.77	3,875,351	0.84	0.90	1.25	20.10	20.77
2018	376,002	7.76	8.09	3,040,674	0.19	0.90	1.25	(24.22)	(24.04)
2017	457,116	10.24	10.65	4,860,244	0.75	0.90	1.25	41.24	41.81
Goldman Sachs Government Income
2021	419,709	7.89	8.33	3,474,104	0.01	0.90	1.25	(6.74)	(6.30)
2020	414,453	8.46	8.89	3,666,610	0.01	0.90	1.25	1.68	2.07
2019	380,737	8.32	8.71	3,301,204	1.85	0.90	1.25	1.22	1.52
2018	355,751	8.22	8.58	3,043,044	1.86	0.90	1.25	(4.08)	(3.70)
2017	462,900	8.57	8.91	4,108,792	1.60	0.90	1.25	(2.61)	(2.30)
Goldman Sachs VIT Growth Opportunities
2021	13,797	21.51	27.50	369,139	—	0.25	1.25	6.64	7.89
2020	15,293	20.17	25.97	375,129	—	0.25	1.45	37.96	39.70
2019	14,404	14.62	18.59	248,916	—	0.25	1.45	28.25	29.82
2018	9,875	11.40	14.32	139,271	—	0.25	1.45	(8.51)	(7.43)
2017	7,460	12.46	15.47	113,870	—	0.25	1.45	21.44	22.88

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Goldman Sachs VIT High Quality Floating Rate
2021	6,129	7.30	8.07	48,754	0.00	0.25	1.25	(4.33)	(3.12)
2020	1,231	7.63	8.49	9,645	0.01	0.25	1.45	(3.78)	(2.64)
2019	1,197	7.93	8.72	9,713	1.18	0.25	1.45	(2.46)	(1.25)
2018	1,432	8.13	8.83	12,267	1.37	0.25	1.45	(2.98)	(1.78)
2017	11,443	8.38	8.99	101,206	1.39	0.25	1.45	(2.90)	(1.75)
Goldman Sachs VIT International Equity Insights
2021	14,591	10.26	11.35	162,324	0.04	0.25	1.25	6.88	8.20
2020	4,369	9.60	10.69	45,848	0.01	0.25	1.45	1.91	3.09
2019	3,851	9.42	10.37	39,242	2.76	0.25	1.45	13.09	14.46
2018	2,279	8.33	9.06	20,332	1.69	0.25	1.45	(20.21)	(19.18)
2017	2,241	10.44	11.21	24,806	1.71	0.25	1.45	20.69	22.11
Goldman Sachs VIT Large Cap Value
2021	239	18.57	18.57	4,441	0.01	0.25	0.25	19.96	19.96
2020	233	12.28	15.77	3,609	0.02	0.25	1.45	(0.81)	0.38
2019	—	12.38	15.71	—	—	0.25	1.45	20.08	21.59
2018	—	10.31	12.92	—	—	0.25	1.45	(12.70)	(11.63)
2017	—	11.81	14.62	—	—	0.25	1.45	4.79	6.02
Goldman Sachs VIT Mid Cap Value
2021	29,425	15.98	20.28	502,550	0.00	0.25	1.25	24.84	26.43
2020	53,153	12.80	16.34	770,092	0.00	0.25	1.45	3.48	4.68
2019	69,611	12.37	15.61	972,593	0.56	0.25	1.45	25.46	27.01
2018	71,903	9.86	12.29	796,888	0.57	0.25	1.45	(14.56)	(13.57)
2017	71,054	11.54	14.22	910,814	0.41	0.25	1.45	5.97	7.32
Goldman Sachs VIT Small Cap Equity Insights
2021	13,787	16.43	21.42	292,027	0.00	0.25	1.25	18.20	19.60
2020	13,453	13.90	17.91	238,669	—	0.25	1.45	3.58	4.86
2019	15,522	13.42	17.08	260,621	0.15	0.25	1.45	19.08	20.54
2018	40,533	11.27	14.17	465,141	0.48	0.25	1.45	(12.77)	(11.71)
2017	1,624	12.92	16.05	24,726	0.80	0.25	1.45	6.34	7.65

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Goldman Sachs VIT Strategic Growth
2021	5,193	36.57	36.57	190,065	—	0.25	0.25	17.66	17.66
2020	5,117	23.97	31.67	159,158	—	0.25	1.45	33.99	35.63
2019	8,819	17.89	23.35	197,703	0.05	0.25	1.45	29.45	31.03
2018	8,586	13.82	17.82	147,356	—	0.25	1.45	(5.67)	(4.50)
2017	8,358	14.65	18.66	150,625	0.28	0.25	1.45	24.68	26.17
Guggenheim Alpha Opportunity
2021	6,425	12.83	18.01	102,801	0.01	0.90	0.90	10.02	10.03
2020	6,948	11.10	16.37	102,321	0.01	0.90	1.25	(3.98)	(3.71)
2019	6,719	11.56	17.00	102,625	0.85	0.90	1.25	(6.32)	(5.97)
2018	7,330	12.34	18.08	118,807	1.06	0.90	1.25	(15.01)	(14.68)
2017	7,409	14.52	21.19	141,271	—	0.90	1.25	3.05	3.42
Guggenheim Core Bond (b)
2021	795,275	9.26	10.35	8,110,424	0.02	0.90	1.25	(4.93)	(4.61)
2020	812,695	9.74	10.85	8,689,545	0.02	0.90	1.25	9.81	10.26
2019	686,577	8.87	9.84	6,702,398	2.31	0.90	1.25	(0.11)	0.31
2018	705,750	8.88	9.81	6,844,396	2.34	0.90	1.25	(3.37)	(3.06)
2017	683,551	9.19	10.12	6,859,118	3.48	0.90	1.25	1.88	2.22
Guggenheim Floating Rate Strategies
2021	163,083	10.09	10.09	1,644,461	0.03	0.90	0.90	0.90	0.90
2020	138,742	10.00	10.00	1,387,435	0.03	0.90	0.90	(2.53)	(2.53)
2019	212,802	10.26	10.26	2,182,549	4.31	0.90	0.90	2.81	2.81
2018	175,871	9.98	9.98	1,754,851	4.90	0.90	0.90	(4.13)	(4.13)
2017	203,580	10.41	10.41	2,119,399	3.98	0.90	0.90	(0.57)	(0.57)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Guggenheim High Yield
2021	253,199	14.11	16.58	3,840,657	0.04	0.90	1.10	0.86	1.10
2020	234,773	13.59	16.40	3,538,862	0.05	0.90	1.25	0.67	0.98
2019	284,295	13.50	16.25	4,235,737	5.87	0.90	1.25	7.06	7.54
2018	286,281	12.61	15.11	3,960,963	6.50	0.90	1.25	(7.28)	(6.96)
2017	319,440	13.60	16.24	4,749,283	5.60	0.90	1.25	2.49	2.80
Guggenheim Large Cap Value
2021	123,622	16.79	22.94	2,137,254	0.01	0.90	1.25	21.80	22.29
2020	159,856	13.73	18.81	2,299,739	0.02	0.90	1.25	(1.69)	(1.44)
2019	316,464	13.93	19.11	4,524,648	1.52	0.90	1.25	16.38	16.76
2018	350,737	11.93	16.40	4,297,655	0.81	0.90	1.25	(13.73)	(13.36)
2017	343,700	13.77	18.98	4,839,198	1.02	0.90	1.25	10.48	10.87
Guggenheim Long Short Equity
2021	27,028	13.47	13.47	364,378	0.00	0.90	0.90	18.99	18.99
2020	28,415	11.32	11.32	321,885	0.00	0.90	0.90	1.52	1.52
2019	29,987	11.15	11.15	334,677	0.78	0.90	0.90	1.64	1.64
2018	31,704	10.97	10.97	347,900	—	0.90	0.90	(16.26)	(16.26)
2017	33,421	13.10	13.10	438,003	—	0.90	0.90	10.46	10.46
Guggenheim Macro Opportunities
2021	835	10.67	10.67	8,903	0.03	0.90	0.90	(1.84)	(1.84)
2020	1,116	10.87	10.87	12,122	0.04	0.90	0.90	6.88	6.88
2019	1,159	10.17	10.17	11,790	2.86	0.90	0.90	(2.12)	(2.12)
2018	1,132	10.39	10.39	11,752	2.89	0.90	0.90	(3.62)	(3.62)
2017	1,103	10.78	10.78	11,891	3.04	0.90	0.90	0.94	0.94
Guggenheim Multi-Hedge Strategies
2021	856	8.88	8.88	7,611	0.01	0.90	0.90	3.02	3.02
2020	1,503	8.62	8.62	12,959	0.02	0.90	0.90	3.23	3.23
2019	157	8.35	8.35	1,311	2.56	0.90	0.90	0.85	0.85
2018	97	8.28	8.28	802	0.03	0.90	0.90	(8.20)	(8.20)
2017	589	9.02	9.02	5,311	—	0.90	0.90	(0.44)	(0.44)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Guggenheim Small Cap Value
2021	2,985	15.57	15.57	46,550	—	0.90	0.90	20.79	20.79
2020	8,939	12.89	12.89	115,268	0.01	0.90	0.90	(4.45)	(4.45)
2019	11,002	13.49	13.49	148,419	1.44	0.90	0.90	17.71	17.71
2018	9,848	11.46	11.46	112,894	1.57	0.90	0.90	(16.23)	(16.23)
2017	15,287	13.68	13.68	209,180	0.92	0.90	0.90	(0.51)	(0.51)
Guggenheim SMid Cap Value
2021	433,276	21.92	39.76	14,049,792	0.00	0.90	1.25	18.55	18.96
2020	496,734	18.49	33.49	13,595,565	—	0.90	1.25	(0.80)	(0.44)
2019	503,250	18.64	33.70	13,758,049	0.94	0.90	1.25	21.51	21.99
2018	572,677	15.34	27.69	12,865,026	0.10	0.90	1.25	(16.68)	(16.43)
2017	608,563	18.41	33.20	16,319,516	—	0.90	1.25	8.61	8.99
Guggenheim StylePlus Large Core
2021	96,903	16.88	23.28	1,673,028	0.00	0.90	1.25	22.90	23.39
2020	104,247	13.68	18.91	1,467,824	0.01	0.90	1.25	12.78	13.15
2019	129,624	12.09	16.74	1,598,084	1.64	0.90	1.25	24.29	24.64
2018	114,248	9.70	13.46	1,111,402	1.19	0.90	1.25	(10.73)	(10.43)
2017	130,646	10.83	15.05	1,450,119	0.90	0.90	1.25	16.83	17.33
Guggenheim StylePlus Mid Growth
2021	115,064	20.98	32.08	2,448,075	—	0.90	1.10	8.97	9.16
2020	117,865	19.22	29.44	2,276,525	0.00	0.90	1.25	26.16	26.61
2019	140,730	15.18	23.30	2,200,194	1.14	0.90	1.25	26.90	27.35
2018	153,199	11.92	18.33	1,888,422	0.95	0.90	1.25	(11.18)	(10.85)
2017	148,416	13.37	20.60	2,033,588	0.47	0.90	1.25	19.01	19.48
Guggenheim Total Return Bond
2021	62,799	11.10	11.10	696,433	0.03	0.90	0.90	(4.23)	(4.23)
2020	59,667	11.59	11.59	691,024	0.02	0.90	0.90	10.59	10.59
2019	74,785	10.48	10.48	783,630	2.15	0.90	0.90	0.38	0.38
2018	62,849	10.44	10.44	655,991	2.98	0.90	0.90	(3.24)	(3.24)
2017	44,681	10.79	10.79	481,883	3.15	0.90	0.90	2.18	2.18

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Guggenheim VIF All Cap Value
2021	811,948	15.51	29.06	18,904,535	0.02	0.75	1.35	21.46	22.27
2020	828,159	12.77	26.45	15,913,700	0.02	0.25	1.45	(2.59)	(1.42)
2019	1,184,712	13.11	26.83	23,579,887	1.36	0.25	1.45	18.32	19.78
2018	1,570,680	11.08	22.40	25,580,728	1.08	0.25	1.45	(14.51)	(13.48)
2017	1,634,735	12.96	25.89	31,713,996	1.08	0.25	1.45	9.74	11.12
Guggenheim VIF Alpha Opportunity
2021	121,551	15.89	17.78	2,148,487	0.01	0.75	1.35	8.91	9.62
2020	136,940	14.59	16.22	2,206,180	0.01	0.75	1.35	(4.01)	(3.45)
2019	171,228	15.20	16.80	2,859,569	0.16	0.75	1.35	(6.63)	(6.04)
2018	205,568	16.28	17.88	3,657,368	—	0.75	1.35	(15.34)	(14.86)
2017	235,585	19.23	21.00	4,923,851	—	0.75	1.35	2.67	3.30
Guggenheim VIF Floating Rate Strategies
2021	1,037,101	8.92	9.66	9,745,305	0.02	0.25	1.25	(1.98)	(0.72)
2020	309,385	9.10	9.88	2,948,209	0.05	0.25	1.45	(4.41)	(3.14)
2019	458,969	9.52	10.20	4,532,878	5.05	0.25	1.45	2.92	4.08
2018	612,421	9.25	9.80	5,830,054	2.92	0.25	1.45	(5.13)	(3.92)
2017	378,741	9.75	10.86	3,776,301	3.49	0.25	1.45	(1.02)	2.16
Guggenheim VIF Global Managed Futures Strategy
2021	132,257	4.71	7.28	641,146	—	0.25	1.25	(3.58)	(2.19)
2020	137,589	4.85	7.55	679,501	0.05	0.25	1.45	(1.82)	(0.77)
2019	219,390	4.91	7.69	1,088,300	0.92	0.25	1.45	3.36	4.64
2018	222,914	4.71	7.44	1,056,927	—	0.25	1.45	(12.98)	(11.90)
2017	267,245	5.38	9.32	1,438,065	1.45	0.25	1.45	4.01	7.37
Guggenheim VIF High Yield
2021	826,913	10.34	34.90	22,093,725	0.05	0.25	1.35	0.88	1.97
2020	720,084	10.25	34.38	20,448,690	0.06	0.25	1.45	0.10	1.36
2019	950,144	10.24	34.11	26,414,502	7.70	0.25	1.45	6.78	8.09
2018	988,317	9.59	31.71	25,311,632	8.08	0.25	1.45	(8.32)	(7.17)
2017	1,275,338	10.46	34.34	35,678,544	5.30	0.25	1.45	1.65	2.81

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Guggenheim VIF Large Cap Value (b)
2021	1,577,485	18.57	29.65	30,716,444	0.02	0.25	1.35	21.67	22.98
2020	1,903,030	12.89	24.68	30,099,538	0.02	0.25	1.45	(2.27)	(1.08)
2019	2,081,138	13.19	24.95	33,563,187	1.55	0.25	1.45	16.52	17.91
2018	1,952,763	11.32	21.16	26,912,737	1.34	0.25	1.45	(13.52)	(12.42)
2017	2,182,678	13.09	24.16	34,674,493	1.23	0.25	1.45	10.74	12.11
Guggenheim VIF Long Short Equity
2021	382,596	10.05	14.81	5,197,296	0.01	0.25	1.35	18.40	19.93
2020	423,699	8.38	12.42	4,794,581	0.01	0.25	1.45	0.34	1.53
2019	852,340	8.26	12.29	9,499,585	0.51	0.25	1.45	0.91	2.17
2018	672,723	8.11	12.09	7,425,617	—	0.25	1.45	(16.75)	(15.74)
2017	802,742	9.64	14.42	10,626,304	0.41	0.25	1.45	9.82	11.17
Guggenheim VIF Managed Asset Allocation
2021	773,483	13.81	16.10	12,197,997	0.01	0.75	1.35	7.55	8.36
2020	833,231	12.84	15.39	12,137,330	0.01	0.25	1.45	7.72	8.99
2019	890,881	11.92	14.12	11,976,767	1.69	0.25	1.45	14.84	16.31
2018	974,631	10.38	12.14	11,334,542	1.45	0.25	1.45	(9.82)	(8.79)
2017	1,065,020	11.51	13.37	13,650,585	1.47	0.25	1.45	9.31	10.73
Guggenheim VIF Multi-Hedge Strategies
2021	599,087	6.16	8.72	3,800,975	—	0.25	1.35	3.32	4.58
2020	667,226	5.95	8.44	4,105,346	0.01	0.25	1.45	2.76	4.04
2019	344,777	5.79	8.21	2,095,407	1.49	0.25	1.45	0.37	1.67
2018	862,322	5.76	8.18	5,072,268	—	0.25	1.45	(9.21)	(8.23)
2017	510,762	6.34	10.05	3,367,594	—	0.25	1.45	(0.88)	2.45

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Guggenheim VIF Small Cap Value
2021	727,902	12.36	41.39	27,154,082	0.01	0.25	1.35	20.70	22.17
2020	729,697	10.24	34.06	23,093,195	0.01	0.25	1.45	(5.27)	(4.18)
2019	828,558	10.81	35.71	27,704,601	0.78	0.25	1.45	17.25	18.68
2018	859,500	9.22	30.25	24,387,141	0.37	0.25	1.45	(16.49)	(15.49)
2017	1,011,564	11.04	35.96	34,308,289	0.36	0.25	1.45	(0.81)	0.41
Guggenheim VIF SMid Cap Value
2021	996,101	14.47	44.33	40,746,196	0.02	0.25	1.35	18.41	19.81
2020	1,107,443	12.22	37.19	38,045,070	0.01	0.25	1.45	(0.24)	0.95
2019	1,321,301	12.25	37.03	44,620,627	0.89	0.25	1.45	21.17	22.67
2018	1,418,177	10.11	30.34	39,918,737	0.63	0.25	1.45	(16.79)	(15.78)
2017	1,646,910	12.15	36.20	55,510,680	0.63	0.25	1.45	8.77	10.09
Guggenheim VIF StylePlus Large Core
2021	996,909	15.42	28.97	15,560,208	0.01	0.25	1.35	23.02	24.39
2020	1,071,783	12.46	23.65	13,522,465	0.01	0.25	1.45	13.56	14.97
2019	1,437,484	10.90	20.57	15,865,156	2.14	0.25	1.45	24.34	25.81
2018	1,637,494	8.70	16.35	14,464,505	1.56	0.25	1.45	(10.67)	(9.57)
2017	2,030,744	9.67	18.08	20,068,320	1.19	0.25	1.45	16.89	18.32
Guggenheim VIF StylePlus Large Growth
2021	656,334	19.93	34.31	13,109,477	0.01	0.25	1.35	22.32	23.68
2020	710,492	16.19	28.26	11,548,981	0.01	0.25	1.45	31.84	33.43
2019	814,426	12.20	21.18	9,960,149	1.99	0.25	1.45	28.12	29.62
2018	860,353	9.45	16.34	8,149,841	1.70	0.25	1.45	(7.87)	(6.68)
2017	989,760	10.19	17.51	10,178,750	1.06	0.25	1.45	24.48	25.88
Guggenheim VIF StylePlus Mid Growth
2021	655,074	21.31	45.01	14,786,164	0.01	0.75	1.35	8.78	9.51
2020	684,440	19.46	45.75	14,488,289	0.01	0.25	1.45	26.32	27.86
2019	732,356	15.29	35.78	12,005,114	0.87	0.25	1.45	26.97	28.47
2018	806,629	11.96	27.85	10,281,906	1.42	0.25	1.45	(11.23)	(10.07)
2017	917,276	13.14	30.97	13,446,775	0.97	0.25	1.45	19.29	23.15

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Guggenheim VIF StylePlus Small Growth
2021	314,340	13.88	24.99	4,478,410	0.00	0.25	1.35	1.93	3.14
2020	334,301	13.52	24.60	4,661,082	0.01	0.25	1.45	26.06	27.59
2019	415,096	10.65	19.28	4,554,720	0.66	0.25	1.45	20.22	21.64
2018	446,571	8.80	15.85	4,042,550	1.01	0.25	1.45	(14.26)	(13.15)
2017	604,972	10.19	18.25	6,350,628	0.72	0.25	1.45	17.11	18.43
Guggenheim VIF Total Return Bond
2021	3,510,444	9.55	11.66	39,725,883	0.02	0.25	1.35	(4.80)	(3.62)
2020	4,160,154	10.02	12.16	49,070,781	0.02	0.25	1.45	9.19	10.60
2019	3,221,259	9.16	11.06	34,642,087	2.65	0.25	1.45	—	1.14
2018	3,342,507	9.16	10.99	35,779,861	4.53	0.25	1.45	(3.34)	(2.14)
2017	3,792,578	9.46	11.28	41,715,081	4.50	0.25	1.45	2.15	3.26
Guggenheim VIF World Equity Income
2021	1,122,246	12.43	16.31	15,836,480	0.02	0.25	1.35	16.57	17.82
2020	1,215,238	10.55	13.96	14,570,589	0.03	0.25	1.45	1.99	3.24
2019	1,386,246	10.23	13.64	16,200,199	2.78	0.25	1.45	16.07	17.45
2018	1,544,154	8.72	11.71	15,436,716	2.92	0.25	1.45	(12.17)	(11.04)
2017	1,755,272	9.83	13.29	19,868,210	2.77	0.25	1.45	10.05	11.30
Guggenheim World Equity Income
2021	387,369	13.69	19.82	5,504,344	0.02	0.90	1.25	16.21	16.65
2020	401,321	11.78	17.02	4,874,116	0.01	0.90	1.25	1.73	2.04
2019	487,575	11.58	16.71	5,799,578	2.36	0.90	1.25	16.03	16.42
2018	505,251	9.98	14.39	5,147,308	2.16	0.90	1.25	(12.53)	(12.16)
2017	594,765	11.41	16.42	6,962,376	2.24	0.90	1.25	9.92	10.25
Invesco American Franchise
2021	100,103	19.39	29.69	1,947,291	—	0.90	1.25	7.16	7.60
2020	124,006	18.02	27.66	2,240,276	—	0.90	1.25	36.29	36.72
2019	111,401	13.18	20.27	1,472,193	—	0.90	1.25	30.85	31.27
2018	115,846	10.04	15.47	1,165,617	—	0.90	1.25	(7.80)	(7.47)
2017	126,911	10.85	16.75	1,379,578	—	0.90	1.25	21.79	22.18

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco Comstock
2021	510,938	18.65	26.38	9,724,823	0.01	0.90	1.25	27.74	28.18
2020	555,274	14.60	20.62	8,245,843	0.02	0.90	1.25	(4.95)	(4.59)
2019	676,191	15.36	21.66	10,516,991	2.12	0.90	1.25	20.09	20.48
2018	698,357	12.79	18.00	9,056,438	1.55	0.90	1.25	(15.86)	(15.58)
2017	776,315	15.20	21.37	11,873,747	1.46	0.90	1.25	12.84	13.25
Invesco Developing Markets
2021	29,312	10.94	10.94	320,631	0.00	0.90	0.90	(11.06)	(11.06)
2020	27,226	12.30	12.30	334,764	—	0.90	0.90	12.74	12.74
2019	28,583	10.91	10.91	311,800	0.26	0.90	0.90	19.23	19.23
2018	25,780	9.15	9.15	235,829	0.25	0.90	0.90	(15.51)	(15.51)
2017	27,671	10.83	10.83	299,767	0.34	0.90	0.90	29.70	29.70
Invesco Discovery
2021	7,894	30.66	30.66	241,496	—	0.90	0.90	11.21	11.21
2020	6,713	27.57	27.57	184,679	—	0.90	0.90	44.35	44.35
2019	7,591	19.10	19.10	144,745	—	0.90	0.90	31.54	31.54
2018	13,419	14.52	14.52	194,693	—	0.90	0.90	(7.34)	(7.34)
2017	9,878	15.67	15.67	154,772	—	0.90	0.90	24.17	24.17
Invesco Discovery Mid Cap Growth
2021	58,120	21.25	38.84	1,251,090	—	0.90	1.25	13.94	14.37
2020	61,061	18.58	34.04	1,203,136	—	0.90	1.25	34.12	34.54
2019	55,076	13.81	25.34	769,447	—	0.90	1.25	28.48	29.07
2018	63,480	10.70	19.68	686,393	—	0.90	1.25	(9.71)	(9.48)
2017	61,337	11.82	21.78	732,158	—	0.90	1.25	17.10	17.61
Invesco Energy
2021	5,312	4.31	4.31	22,829	0.02	0.90	0.90	50.17	50.17
2020	4,179	2.87	2.87	11,964	0.01	0.90	0.90	(34.77)	(34.77)
2019	8,603	4.40	4.40	37,826	1.19	0.90	0.90	0.69	0.69
2018	13,056	4.37	4.37	57,013	2.22	0.90	0.90	(29.52)	(29.52)
2017	15,200	6.20	6.20	94,223	2.10	0.90	0.90	(11.81)	(11.81)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco Equity and Income
2021	490,879	17.25	21.71	9,493,383	0.01	0.90	1.25	13.11	13.53
2020	528,385	15.25	19.16	8,987,215	0.02	0.90	1.25	5.39	5.75
2019	540,525	14.47	18.16	8,694,667	1.92	0.90	1.25	15.02	15.43
2018	552,968	12.58	15.76	7,701,609	2.05	0.90	1.25	(13.42)	(13.10)
2017	598,721	14.53	18.17	9,618,838	2.03	0.90	1.25	6.29	6.61
Invesco Global
2021	24,819	22.98	22.98	569,426	—	0.90	0.90	10.96	10.96
2020	25,933	20.71	20.71	536,335	—	0.90	0.90	22.69	22.69
2019	29,149	16.88	16.88	491,312	0.57	0.90	0.90	26.54	26.54
2018	32,306	13.34	13.34	430,423	0.46	0.90	0.90	(16.88)	(16.88)
2017	30,970	16.05	16.05	497,184	0.63	0.90	0.90	31.02	31.02
Invesco Gold & Special Minerals
2021	16,509	10.85	10.85	179,061	0.03	0.90	0.90	(6.55)	(6.55)
2020	15,880	11.61	11.61	184,405	0.07	0.90	0.90	16.10	16.10
2019	28,490	4.81	4.81	137,110	—	0.90	0.90	30.00	30.00
2018	28,621	3.70	3.70	105,755	—	0.90	0.90	(23.71)	(23.71)
2017	15,911	4.85	4.85	77,078	1.72	0.90	0.90	0.83	0.83
Invesco Main Street Mid Cap
2021	99,070	15.44	15.53	1,538,616	0.00	0.90	1.25	17.86	18.28
2020	115,009	13.10	13.13	1,509,728	0.00	0.90	1.25	(30.49)	(9.22)
2019	85,431	14.43	18.86	1,372,420	0.29	0.90	1.25	20.55	21.04
2018	89,178	11.97	15.62	1,185,111	0.08	0.90	1.25	(15.64)	(15.37)
2017	133,039	14.19	18.49	2,115,167	0.17	0.90	1.25	10.26	10.63
Invesco Oppenheimer V.I. International Growth Fund
2021	22,332	15.07	15.07	336,553	—	0.25	0.25	6.58	6.58
2020	58,580	11.79	14.40	828,251	0.01	0.25	1.45	15.70	17.07
2019	67,939	10.19	12.30	820,901	0.72	0.25	1.45	22.48	23.87
2018	63,382	8.32	9.93	613,784	0.46	0.25	1.45	(23.11)	(22.12)
2017	93,427	10.82	12.75	1,161,154	0.87	0.25	1.45	20.89	22.36

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco Small Cap Growth (d)
2021	106,361	29.72	43.26	3,173,543	—	0.90	1.10	3.00	3.23
2020	116,609	28.79	42.00	3,368,752	—	0.90	1.25	50.47	50.97
2019	127,599	19.07	27.87	2,441,494	—	0.90	1.25	19.09	19.56
2018	137,371	15.95	23.36	2,200,412	—	0.90	1.25	(12.82)	(12.51)
2017	152,223	18.23	26.76	2,790,062	—	0.90	1.25	19.69	20.09
Invesco Technology
2021	113,554	14.89	37.12	1,712,748	—	0.90	1.10	9.50	9.73
2020	108,939	13.57	33.90	1,497,332	—	0.90	1.25	39.90	40.33
2019	121,146	9.67	24.20	1,183,632	—	0.90	1.25	29.81	30.32
2018	120,392	7.42	18.61	901,959	—	0.90	1.25	(4.94)	(4.63)
2017	116,967	7.78	19.55	917,807	—	0.90	1.25	29.11	29.45
Invesco V.I. American Franchise Series I
2021	90,515	19.16	19.16	1,734,895	—	1.45	1.45	7.04	7.04
2020	94,442	17.90	17.90	1,690,957	0.00	1.45	1.45	36.12	36.12
2019	108,714	13.15	16.54	1,429,824	—	0.25	1.45	30.85	32.43
2018	127,278	10.05	12.49	1,279,121	—	0.25	1.45	(7.88)	(6.72)
2017	151,512	10.91	13.39	1,652,178	0.09	0.25	1.45	21.76	23.30
Invesco V.I. American Franchise Series II
2021	1,647	25.32	25.32	41,680	—	1.25	1.25	6.79	6.79
2020	9,605	23.71	27.65	227,770	—	0.25	1.45	35.80	37.43
2019	12,525	17.46	20.12	219,362	—	0.25	1.45	30.49	32.11
2018	691	13.38	15.23	10,358	—	0.25	1.45	(8.10)	(7.02)
2017	—	14.56	16.38	—	—	0.25	1.45	21.43	22.97

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco V.I. American Value (c)
2021	331,136	10.29	17.60	3,488,051	0.00	0.25	1.35	—	23.60
2020	27,026	10.85	14.51	295,594	0.00	0.25	1.45	(3.56)	(2.42)
2019	41,304	11.25	14.87	466,974	0.43	0.25	1.45	19.30	20.80
2018	43,330	9.43	12.31	410,444	0.12	0.25	1.45	(16.70)	(15.68)
2017	72,338	11.32	14.60	927,212	0.58	0.25	1.45	4.91	6.18
Invesco V.I. Balanced-Risk Allocation
2021	5,903	11.03	11.95	65,887	0.04	0.25	1.25	4.45	5.75
2020	3,255	10.56	11.44	34,925	0.07	0.25	1.45	5.18	6.42
2019	3,675	10.04	10.75	37,294	—	0.25	1.45	9.85	11.17
2018	2,134	9.14	9.67	19,778	0.88	0.25	1.45	(10.74)	(9.63)
2017	4,060	10.24	10.70	41,817	4.16	0.25	1.45	5.03	6.26
Invesco V.I. Comstock
2021	738,146	15.29	18.59	13,631,017	0.01	0.75	1.35	27.31	28.21
2020	619,017	12.01	16.45	8,894,007	0.01	0.25	1.45	(5.43)	(4.25)
2019	1,537,815	12.70	17.18	23,359,427	1.64	0.25	1.45	19.47	20.90
2018	1,354,355	10.63	14.21	17,085,256	1.56	0.25	1.45	(16.23)	(15.16)
2017	1,969,531	12.69	16.75	29,332,167	2.22	0.25	1.45	12.50	13.79
Invesco V.I. Core Bond (b)
2021	1,913,396	6.46	6.93	12,944,143	0.02	0.75	1.35	(6.10)	(5.46)
2020	2,695,006	6.88	7.33	19,393,470	0.03	0.75	1.35	4.88	5.47
2019	3,661,932	6.56	6.95	25,125,329	3.77	0.75	1.35	4.46	5.14
2018	4,300,175	6.28	6.61	28,082,283	2.90	0.75	1.35	(5.42)	(4.89)
2017	4,280,635	6.64	10.27	29,398,795	2.19	0.75	1.35	(0.15)	3.11

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco V.I. Core Equity
2021	2,059	15.88	20.03	36,108	0.01	0.25	1.25	21.87	23.34
2020	814	13.03	16.55	13,193	0.01	0.25	1.45	8.58	9.89
2019	798	12.00	15.06	11,786	0.18	0.25	1.45	23.08	24.57
2018	782	9.75	12.09	9,295	—	0.25	1.45	(13.56)	(12.52)
2017	744	11.28	13.82	10,141	0.82	0.25	1.45	7.94	9.25
Invesco V.I. Discovery Mid Cap Growth (b)
2021	247,488	18.87	24.97	5,739,078	—	0.25	1.35	13.67	15.02
2020	255,508	16.59	22.12	5,168,021	—	0.25	1.45	33.80	35.46
2019	296,207	12.38	16.33	4,462,997	—	0.25	1.45	28.16	29.71
2018	269,680	9.65	12.59	3,148,427	—	0.25	1.45	(9.95)	(8.90)
2017	266,881	10.71	13.82	3,438,426	—	0.25	1.45	16.78	18.22
Invesco V.I. Equity and Income (c)
2021	566,157	13.83	17.58	9,742,606	0.02	0.25	1.35	13.18	14.59
2020	745,315	12.22	15.42	10,934,974	0.02	0.25	1.45	4.80	6.15
2019	664,062	11.66	14.61	9,523,491	2.36	0.25	1.45	14.88	16.21
2018	715,250	10.15	12.64	8,891,390	1.84	0.25	1.45	(13.69)	(12.62)
2017	977,609	11.76	14.54	14,050,078	1.33	0.25	1.45	5.95	7.22
Invesco V.I. Global (b)
2021	293,612	17.95	21.93	5,295,254	—	0.25	1.25	10.16	11.49
2020	320,755	16.18	20.05	5,246,520	0.00	0.25	1.45	21.75	23.23
2019	356,512	13.20	16.27	4,765,825	0.63	0.25	1.45	25.69	27.31
2018	331,665	10.42	12.78	3,502,919	0.79	0.25	1.45	(17.12)	(16.20)
2017	365,686	12.50	15.25	4,640,772	0.48	0.25	1.45	30.31	32.03

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco V.I. Global Core Equity
2021	2,644	13.40	14.42	36,852	0.01	0.25	1.25	10.74	12.04
2020	2,573	12.10	13.11	32,195	0.01	0.25	1.45	8.04	9.34
2019	2,498	11.20	11.99	28,741	1.56	0.25	1.45	19.40	20.87
2018	1,123	9.38	9.92	10,533	0.86	0.25	1.45	(19.28)	(18.29)
2017	1,090	11.62	12.14	12,656	0.92	0.25	1.45	17.26	18.67
Invesco V.I. Global Real Estate Series I
2021	368,395	21.35	23.91	8,775,728	0.03	0.75	1.35	20.35	21.06
2020	407,522	17.74	19.75	8,018,527	0.04	0.75	1.35	(16.04)	(15.53)
2019	468,767	21.13	23.38	10,919,319	4.56	0.75	1.35	17.72	18.44
2018	526,693	17.95	19.74	10,358,872	3.86	0.75	1.35	(10.16)	(9.62)
2017	590,869	19.98	21.84	12,848,427	3.12	0.75	1.35	8.23	8.93
Invesco V.I. Global Real Estate Series II
2021	21,730	10.85	13.36	290,777	0.03	0.25	1.25	20.02	21.45
2020	23,682	9.04	11.21	260,912	0.04	0.25	1.45	(16.37)	(15.40)
2019	27,735	10.81	13.25	361,359	3.89	0.25	1.45	17.25	18.73
2018	29,624	9.22	11.16	325,340	3.63	0.25	1.45	(10.40)	(9.34)
2017	29,627	10.29	12.31	359,607	3.19	0.25	1.45	7.86	9.13
Invesco V.I. Global Strategic Income (b)
2021	285	8.21	9.01	2,341	0.01	0.25	1.25	(7.75)	(6.73)
2020	3,219	8.90	9.84	30,854	0.05	0.25	1.45	(1.44)	(0.30)
2019	3,279	9.03	9.87	31,588	3.44	0.25	1.45	5.74	7.05
2018	3,331	8.54	9.22	30,061	3.97	0.25	1.45	(8.66)	(7.52)
2017	4,379	9.35	9.97	42,496	2.23	0.25	1.45	1.41	2.57

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco V.I. Government Money Market
2021	3,339,785	8.09	8.38	27,935,440	0.00	0.75	1.35	(4.26)	(3.68)
2020	3,758,021	8.45	8.72	32,631,362	0.00	0.75	1.35	(4.03)	(3.44)
2019	3,021,672	8.80	9.04	27,196,425	1.52	0.75	1.35	(2.76)	(2.17)
2018	5,061,187	9.05	9.25	46,517,928	1.23	0.75	1.35	(3.00)	(2.44)
2017	3,540,622	9.33	9.82	33,395,087	0.33	0.75	1.35	(4.01)	(0.91)
Invesco V.I. Government Securities
2021	1,553,883	7.50	8.65	12,742,365	0.02	0.25	1.35	(6.65)	(5.57)
2020	1,620,690	8.03	9.33	14,162,203	0.02	0.25	1.45	1.30	2.53
2019	1,354,265	7.91	9.10	11,561,131	2.42	0.25	1.45	1.20	2.36
2018	1,528,183	7.81	8.89	12,813,740	1.78	0.25	1.45	(4.13)	(2.95)
2017	2,095,189	8.13	9.84	18,224,442	1.86	0.25	1.45	(2.68)	0.51
Invesco V.I. Growth and Income
2021	1,092	15.12	15.12	16,513	0.01	1.25	1.25	22.63	22.63
2020	1,060	12.33	16.33	13,072	0.01	0.25	1.45	(2.61)	(1.45)
2019	1,558	12.66	16.57	21,671	1.61	0.25	1.45	19.43	20.86
2018	1,519	10.60	13.71	17,639	0.17	0.25	1.45	(17.38)	(16.35)
2017	25,190	12.83	16.39	404,140	2.24	0.25	1.45	9.01	10.37
Invesco V.I. Health Care Series I
2021	272,257	26.71	29.91	8,105,191	0.00	0.75	1.35	7.48	8.13
2020	355,369	24.85	27.66	9,546,248	0.00	0.75	1.35	9.57	10.24
2019	349,127	22.68	25.09	8,641,218	0.05	0.75	1.35	26.85	27.62
2018	489,761	17.88	19.66	9,358,238	—	0.75	1.35	(3.40)	(2.82)
2017	407,899	18.51	20.23	8,213,980	0.37	0.75	1.35	10.90	11.58
Invesco V.I. Health Care Series II
2021	1,645	16.42	23.72	28,244	0.00	0.25	1.25	7.18	8.46
2020	7,828	15.32	22.28	121,066	0.00	0.25	1.45	9.19	10.52
2019	20,979	14.03	20.16	372,580	—	0.25	1.45	26.40	27.92
2018	13,723	11.10	15.76	175,452	—	0.25	1.45	(3.73)	(2.60)
2017	3,600	11.53	16.18	42,652	0.07	0.25	1.45	10.44	11.89

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco V.I. High Yield
2021	—	11.33	11.33	—	—	0.25	0.25	0.62	0.62
2020	2,318	9.68	11.47	26,087	0.04	0.25	1.45	(1.63)	(0.43)
2019	3,565	9.84	11.52	40,333	2.40	0.25	1.45	8.25	9.61
2018	8,154	9.09	10.51	76,962	0.94	0.25	1.45	(7.81)	(6.74)
2017	125,550	9.86	11.27	1,241,098	0.11	0.25	1.45	1.44	2.73
Invesco V.I. International Growth
2021	1,666,151	11.43	18.85	27,072,053	0.01	0.25	1.35	1.01	2.25
2020	1,845,857	11.28	18.53	28,671,131	0.02	0.25	1.45	8.71	10.08
2019	2,326,143	10.35	16.91	33,257,011	1.27	0.25	1.45	22.72	24.14
2018	2,769,546	8.42	13.69	31,963,545	1.82	0.25	1.45	(18.96)	(17.91)
2017	3,765,772	10.35	16.77	52,167,328	1.31	0.25	1.45	17.43	18.79
Invesco V.I. Main Street Mid Cap Fund® (b)
2021	455,313	15.73	24.71	9,721,279	0.00	0.25	1.35	17.59	19.00
2020	604,417	12.16	20.88	11,150,641	0.00	0.25	1.45	4.11	5.43
2019	590,266	11.68	19.90	10,510,797	0.26	0.25	1.45	19.67	20.99
2018	394,395	9.76	16.52	5,886,568	0.11	0.25	1.45	(15.50)	(14.39)
2017	490,799	11.55	19.41	8,535,324	0.34	0.25	1.45	9.69	10.94
Invesco V.I. Main Street Small Cap Fund® (b)
2021	515,075	17.87	40.01	15,755,795	0.00	0.25	1.35	16.95	18.32
2020	555,605	15.28	33.97	14,585,519	0.00	0.25	1.45	14.37	15.75
2019	618,572	13.36	29.49	14,287,699	—	0.25	1.45	20.69	22.12
2018	658,400	11.07	24.27	12,081,027	0.06	0.25	1.45	(14.45)	(13.41)
2017	715,384	12.94	28.17	15,477,335	0.54	0.25	1.45	8.92	10.32

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco V.I. Managed Volatility (c)
2021	—	11.02	14.16	—	0.04	0.25	1.45	6.17	6.55
2020	6,139	10.38	13.54	81,153	0.01	0.25	1.45	(6.06)	(4.92)
2019	14,878	11.05	14.24	207,703	1.11	0.25	1.45	13.10	14.47
2018	13,764	9.77	12.44	168,131	1.50	0.25	1.45	(15.12)	(14.09)
2017	10,177	11.51	14.48	144,345	1.10	0.25	1.45	5.50	6.78
Invesco V.I. S&P 500 Index
2021	24,549	21.67	28.12	638,403	0.01	0.25	1.25	22.36	23.82
2020	22,979	17.71	23.06	486,759	0.02	0.25	1.45	12.52	13.88
2019	21,125	15.74	20.25	406,183	1.06	0.25	1.45	24.92	26.48
2018	25,088	12.60	16.01	384,924	0.91	0.25	1.45	(9.22)	(8.15)
2017	60,177	12.92	17.43	1,018,438	2.30	0.25	1.45	15.76	19.52
Invesco V.I. Small Cap Equity
2021	2,276	19.05	19.05	43,345	—	0.25	0.25	16.30	16.30
2020	2,094	13.40	16.69	34,289	0.00	0.25	1.45	21.38	22.72
2019	1,435	11.04	13.60	19,167	—	0.25	1.45	20.79	22.30
2018	1,301	9.14	11.12	14,230	—	0.25	1.45	(18.97)	(17.99)
2017	3,686	11.28	13.56	44,306	—	0.25	1.45	8.78	10.15
Invesco V.I. Value Opportunities (c)
2021	—	16.66	18.58	—	0.01	0.75	1.35	22.86	23.05
2020	175,378	13.56	15.10	2,615,873	0.00	0.75	1.35	0.82	1.41
2019	195,657	13.45	14.89	2,880,534	—	0.75	1.35	24.54	25.34
2018	212,909	10.80	11.88	2,498,251	—	0.75	1.35	(22.80)	(22.30)
2017	245,346	13.99	15.29	3,706,449	0.02	0.75	1.35	12.28	12.92

(c)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Invesco Value Opportunities
2021	180,157	13.54	18.62	2,437,161	0.01	0.90	1.25	29.97	30.44
2020	193,040	10.38	14.31	2,002,769	0.00	0.90	1.25	1.04	1.37
2019	213,243	10.24	14.14	2,182,017	—	0.90	1.25	24.56	24.88
2018	227,266	8.20	11.34	1,864,779	—	0.90	1.25	(23.13)	(22.79)
2017	236,750	10.62	14.72	2,515,482	—	0.90	1.25	12.27	12.62
Janus Henderson Mid Cap Value
2021	6,419	16.05	16.05	103,029	0.00	0.90	0.90	14.56	14.56
2020	10,424	14.01	14.01	146,602	0.01	0.90	0.90	(5.53)	(5.53)
2019	9,401	14.83	14.83	139,957	0.67	0.90	0.90	24.94	24.94
2018	10,543	11.87	11.87	125,604	0.35	0.90	0.90	(16.93)	(16.93)
2017	16,733	14.29	14.29	239,123	0.09	0.90	0.90	9.33	9.33
Janus Henderson Overseas
2021	382,935	7.92	8.36	3,188,030	0.01	0.90	1.25	8.05	8.43
2020	377,310	7.33	7.71	2,900,030	0.01	0.90	1.25	11.40	11.90
2019	395,871	6.58	6.89	2,724,337	1.70	0.90	1.25	21.40	21.73
2018	451,042	5.42	5.66	2,545,966	0.64	0.90	1.25	(19.10)	(18.79)
2017	421,409	6.70	6.97	2,934,581	1.53	0.90	1.25	25.47	25.83
Janus Henderson U.S. Managed Volatility
2021	67,696	14.34	14.57	984,922	0.00	0.90	1.25	14.26	14.63
2020	74,012	12.55	12.71	939,601	0.01	0.90	1.25	7.73	8.08
2019	76,599	11.65	11.76	899,928	0.40	0.90	1.25	18.03	18.43
2018	80,522	9.87	9.93	798,839	1.28	0.90	1.25	(8.01)	(7.63)
2017	89,455	10.73	10.75	961,126	6.85	0.90	1.25	7.30	7.50
Janus Henderson VIT Enterprise
2021	1,106,662	23.55	30.38	32,955,185	0.00	0.25	1.35	11.51	12.81
2020	1,199,928	21.12	27.44	31,834,681	—	0.25	1.45	13.98	15.34
2019	1,462,535	18.53	23.79	33,839,853	0.05	0.25	1.45	29.22	30.86
2018	1,616,922	14.34	18.18	28,768,972	0.11	0.25	1.45	(4.97)	(3.86)
2017	1,967,729	15.09	18.91	36,645,059	0.15	0.25	1.45	21.50	23.03

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Janus Henderson VIT Forty
2021	—	30.18	39.76	—	—	0.25	1.25	17.25	18.70
2020	—	25.74	33.51	—	—	0.25	1.45	32.95	34.58
2019	861	19.36	24.90	21,081	0.02	0.25	1.45	30.90	32.52
2018	16,484	14.79	18.79	248,423	—	0.25	1.45	(2.76)	(1.57)
2017	1,267	15.21	19.09	19,319	—	0.25	1.45	24.37	25.84
Janus Henderson VIT Mid Cap Value
2021	12,738	13.71	16.32	199,769	0.00	0.25	1.25	14.25	15.66
2020	8,318	12.00	14.38	115,047	0.01	0.25	1.45	(5.51)	(4.39)
2019	4,904	12.70	15.04	70,226	1.38	0.25	1.45	24.39	25.86
2018	2,957	10.21	11.95	33,145	0.65	0.25	1.45	(17.59)	(16.55)
2017	5,559	12.39	14.32	72,018	0.19	0.25	1.45	8.68	9.98
Janus Henderson VIT Overseas
2021	51,648	8.35	10.63	452,944	0.01	0.25	1.25	8.36	9.72
2020	39,049	7.61	9.81	316,203	0.01	0.25	1.45	10.97	12.32
2019	19,142	6.78	8.84	147,924	2.11	0.25	1.45	21.10	22.56
2018	9,153	5.54	7.30	66,796	1.62	0.25	1.45	(18.80)	(17.81)
2017	11,113	6.76	8.99	95,359	1.70	0.25	1.45	25.03	26.62
Janus Henderson VIT Research
2021	760,667	24.42	30.74	19,748,761	0.00	0.25	1.35	14.81	16.22
2020	853,391	21.27	26.96	19,181,043	0.00	0.25	1.45	26.76	28.32
2019	1,000,483	16.78	21.01	17,648,400	0.30	0.25	1.45	29.38	30.90
2018	1,111,172	12.97	16.05	15,073,792	0.38	0.25	1.45	(7.09)	(5.92)
2017	1,335,934	13.96	17.06	19,235,855	0.25	0.25	1.45	22.03	23.44
JPMorgan Insurance Trust Core Bond Portfolio
2021	524,424	8.69	9.28	4,848,816	0.01	0.25	1.25	(5.95)	(4.90)
2020	585,642	9.24	9.80	5,712,723	0.02	0.25	1.45	3.01	4.17
2019	505,549	8.97	9.45	4,767,625	2.20	0.25	1.45	3.22	4.47
2018	408,065	8.69	9.10	3,707,763	2.21	0.25	1.45	(4.61)	(3.45)
2017	454,103	9.11	9.47	4,299,311	2.40	0.25	1.45	(1.19)	(0.42)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
JPMorgan Insurance Trust Small Cap Core Portfolio
2021	15,395	16.53	22.67	324,542	0.00	0.25	1.25	15.84	17.22
2020	10,680	14.27	19.64	189,496	0.01	0.25	1.45	8.35	9.66
2019	10,363	13.17	17.91	168,293	0.19	0.25	1.45	18.86	20.28
2018	8,760	11.08	14.89	124,429	0.08	0.25	1.45	(16.06)	(14.96)
2017	8,997	13.20	17.51	149,062	0.10	0.25	1.45	10.00	11.25
JPMorgan Insurance Trust US Equity Portfolio
2021	6,603	23.62	31.11	163,932	0.01	0.25	1.25	23.41	24.89
2020	6,413	19.14	25.29	128,746	0.00	0.25	1.45	19.48	20.95
2019	14,212	16.02	20.91	269,132	0.65	0.25	1.45	25.65	27.19
2018	12,847	12.75	16.44	190,967	0.65	0.25	1.45	(10.46)	(9.37)
2017	12,493	13.28	18.14	206,179	0.79	0.25	1.45	16.72	20.51
Lord Abbett Series Bond-Debenture VC
2021	450,881	10.84	12.83	5,091,357	0.03	0.25	1.25	(1.19)	(0.08)
2020	464,110	10.97	13.08	5,231,287	0.04	0.25	1.45	2.62	3.89
2019	405,271	10.69	12.59	4,407,717	3.90	0.25	1.45	8.42	9.76
2018	420,936	9.82	11.47	4,191,459	5.00	0.25	1.45	(8.28)	(7.13)
2017	317,434	10.63	12.35	3,428,743	3.83	0.25	1.45	4.47	5.74
Lord Abbett Series Developing Growth VC
2021	110,641	22.00	29.84	2,468,243	—	0.25	1.25	(6.97)	(5.87)
2020	115,101	23.48	32.30	2,806,164	—	0.25	1.45	64.98	67.10
2019	140,457	14.13	19.33	1,997,354	—	0.25	1.45	26.03	27.59
2018	148,203	11.13	15.15	1,681,657	—	0.25	1.45	0.35	1.47
2017	44,717	11.02	14.93	525,684	—	0.25	1.45	24.30	25.78
Lord Abbett Series Dividend Growth VC
2021	1,018	19.61	19.61	19,966	0.00	1.25	1.25	20.16	20.16
2020	3,073	16.32	20.58	50,294	0.01	0.25	1.45	10.42	11.73
2019	5,145	14.78	18.42	80,834	1.77	0.25	1.45	20.85	22.39
2018	4,112	12.23	15.05	54,157	0.53	0.25	1.45	(8.80)	(7.73)
2017	25,308	13.41	16.31	347,173	2.69	0.25	1.45	13.93	15.27

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Lord Abbett Series Growth Opportunities VC
2021	—	20.74	20.74	—	—	1.25	1.25	1.87	1.87
2020	2,257	20.36	23.63	45,954	—	0.25	1.45	33.25	34.95
2019	2,834	15.28	17.51	43,287	—	0.25	1.45	30.49	31.95
2018	—	11.71	13.27	—	—	0.25	1.45	(7.14)	(5.95)
2017	—	12.61	14.11	—	—	0.25	1.45	17.52	18.97
Lord Abbett Series Mid Cap Stock VC
2021	4,398	13.70	16.70	68,288	0.01	0.25	1.25	23.09	24.63
2020	4,430	11.13	13.66	55,566	0.01	0.25	1.45	(2.02)	(0.80)
2019	4,793	11.36	13.77	61,301	0.96	0.25	1.45	17.36	18.71
2018	4,730	9.68	11.60	51,243	0.76	0.25	1.45	(18.79)	(17.73)
2017	4,201	11.92	14.10	55,355	0.73	0.25	1.45	2.23	3.37
Lord Abbett Series Total Return VC
2021	40,612	9.09	10.32	411,501	0.03	0.25	1.25	(4.52)	(3.46)
2020	6,913	9.52	10.89	73,781	0.03	0.25	1.45	2.70	3.91
2019	5,058	9.27	10.48	51,945	1.41	0.25	1.45	3.69	5.01
2018	14,477	8.94	9.98	141,357	2.98	0.25	1.45	(5.40)	(4.22)
2017	15,859	9.45	10.42	162,153	1.06	0.25	1.45	(0.63)	0.58
MFS® VIT Emerging Markets Equity
2021	8,886	9.02	9.16	81,010	0.00	0.25	1.25	(11.07)	(10.07)
2020	15,833	10.03	10.30	161,856	0.02	0.25	1.45	5.42	6.82
2019	25,226	9.40	9.77	241,189	0.48	0.25	1.45	14.94	16.22
2018	14,622	8.10	8.50	122,628	0.41	0.25	1.45	(17.87)	(16.84)
2017	13,916	9.76	10.35	141,769	0.97	0.25	1.45	31.68	33.24
MFS® VIT Global Tactical Allocation
2021	648	9.77	9.77	6,331	0.01	1.25	1.25	(1.91)	(1.91)
2020	722	9.96	10.80	7,184	0.02	0.25	1.45	1.32	2.66
2019	795	9.83	10.52	7,810	2.79	0.25	1.45	9.34	10.62
2018	871	8.99	9.51	7,829	0.55	0.25	1.45	(8.92)	(7.85)
2017	950	9.87	10.32	9,375	3.17	0.25	1.45	5.67	7.05

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
MFS® VIT High Yield
2021	5,079	10.09	11.05	56,077	0.02	0.25	1.25	(1.46)	(0.18)
2020	17,162	10.24	11.24	179,862	0.40	0.25	1.45	0.29	1.44
2019	—	10.21	11.08	—	—	0.25	1.45	9.43	10.80
2018	1,287	9.33	10.00	12,705	5.47	0.25	1.45	(7.44)	(6.37)
2017	1,250	10.08	10.68	13,202	0.81	0.25	1.45	1.72	2.99
MFS® VIT II MA Investors Growth Stock
2021	—	24.82	33.28	—	—	0.25	1.25	20.19	21.64
2020	—	20.65	27.36	—	—	0.25	1.45	16.86	18.29
2019	8,737	17.67	23.13	198,635	—	0.25	1.45	33.46	35.11
2018	—	13.24	17.12	—	—	0.25	1.45	(3.78)	(2.67)
2017	—	13.76	17.59	—	—	0.25	1.45	22.53	24.05
MFS® VIT II Research International
2021	901,809	9.14	12.84	9,780,443	0.01	0.25	1.35	6.37	7.72
2020	1,048,078	8.58	12.14	10,735,215	0.02	0.25	1.45	7.84	9.07
2019	649,315	7.95	11.13	5,915,024	1.22	0.25	1.45	22.10	23.53
2018	771,780	6.50	9.01	5,568,379	1.14	0.25	1.45	(18.10)	(17.03)
2017	911,754	7.93	10.86	7,978,443	1.73	0.25	1.45	22.38	23.83
MFS® VIT International Intrinsic Value
2021	162,997	14.77	16.01	2,437,781	0.00	0.25	1.25	5.42	6.80
2020	167,692	14.01	15.18	2,372,547	0.01	0.25	1.45	15.02	16.32
2019	62,724	12.18	13.05	796,006	1.38	0.25	1.45	20.12	21.62
2018	75,710	10.14	10.73	788,589	0.91	0.25	1.45	(13.63)	(12.62)
2017	78,146	11.74	12.28	942,712	1.30	0.25	1.45	21.28	22.80
MFS® VIT Investors Trust
2021	4,122	20.04	26.21	88,680	0.00	0.25	1.25	21.01	22.48
2020	1,156	16.56	21.81	24,754	0.00	0.25	1.45	8.59	9.93
2019	1,142	15.25	19.84	22,263	4.30	0.25	1.45	25.51	27.10
2018	—	12.15	15.61	—	—	0.25	1.45	(9.80)	(8.71)
2017	—	13.47	17.10	—	—	0.25	1.45	17.64	19.08

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
MFS® VIT New Discovery
2021	17,585	20.02	24.31	409,002	—	0.25	1.25	(2.82)	(1.66)
2020	13,063	20.60	25.19	311,614	—	0.25	1.45	39.19	40.96
2019	15,928	14.80	17.87	272,394	—	0.25	1.45	35.16	36.73
2018	14,948	10.95	13.07	187,395	—	0.25	1.45	(6.01)	(4.88)
2017	16,758	11.65	13.74	222,355	—	0.25	1.45	20.85	22.35
MFS® VIT Research
2021	1,772	20.42	27.26	48,309	0.00	0.25	1.25	19.07	20.51
2020	6,602	17.15	23.05	141,651	0.01	0.25	1.45	11.22	12.60
2019	6,439	15.42	20.47	123,144	0.61	0.25	1.45	26.81	28.34
2018	6,296	12.16	15.95	94,175	0.54	0.25	1.45	(8.78)	(7.64)
2017	4,767	13.33	17.27	81,227	1.14	0.25	1.45	17.76	19.10
MFS® VIT Total Return
2021	1,199,389	13.36	15.62	18,726,542	0.02	0.75	1.35	8.87	9.69
2020	1,339,879	12.26	15.22	19,074,739	0.02	0.25	1.45	4.73	5.99
2019	1,799,981	11.69	14.36	24,301,271	1.93	0.25	1.45	14.84	16.28
2018	1,627,116	10.17	12.35	18,990,300	1.98	0.25	1.45	(9.96)	(8.86)
2017	1,809,923	11.28	13.55	23,288,657	2.10	0.25	1.45	7.11	8.40
MFS® VIT Total Return Bond
2021	30,980	9.14	10.16	306,924	0.02	0.25	1.25	(5.38)	(4.24)
2020	15,892	9.66	10.81	163,316	0.04	0.25	1.45	3.43	4.75
2019	9,864	9.34	10.32	97,487	3.02	0.25	1.45	5.18	6.39
2018	8,467	8.88	9.70	78,846	2.75	0.25	1.45	(5.63)	(4.53)
2017	13,081	9.41	10.16	127,272	3.08	0.25	1.45	(0.42)	0.89
MFS® VIT Utilities
2021	707,714	13.43	22.49	15,337,441	0.01	0.25	1.35	8.91	10.13
2020	767,473	12.33	20.52	15,127,555	0.02	0.25	1.45	0.98	2.25
2019	825,007	12.21	20.17	16,145,843	4.14	0.25	1.45	19.35	20.75
2018	827,991	10.23	16.78	13,318,249	1.02	0.25	1.45	(3.58)	(2.43)
2017	921,501	10.61	17.28	15,502,238	4.11	0.25	1.45	9.49	10.84

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Morgan Stanley VIF Emerging Markets Debt
2021	17,154	9.08	9.08	155,901	0.06	0.25	0.25	(5.12)	(5.12)
2020	16,796	9.57	9.92	160,864	0.04	0.25	1.45	0.92	2.21
2019	16,926	9.38	9.83	158,869	8.36	0.25	1.45	9.22	10.45
2018	20,108	8.50	9.00	171,098	5.70	0.25	1.45	(11.07)	(10.03)
2017	20,921	9.47	10.12	198,217	5.90	0.25	1.45	4.76	6.10
Morgan Stanley VIF Emerging Markets Equity
2021	615,741	7.65	10.45	5,567,401	0.01	0.25	1.35	(1.46)	(0.38)
2020	1,037,848	7.76	10.65	8,950,437	0.01	0.25	1.45	9.28	10.71
2019	1,094,953	7.09	9.62	9,074,201	1.02	0.25	1.45	14.41	15.76
2018	1,451,353	6.19	8.31	10,474,677	0.40	0.25	1.45	(21.17)	(20.17)
2017	1,282,526	7.84	10.41	11,630,213	0.89	0.25	1.45	29.16	30.61
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2021	113,670	14.28	17.13	1,624,018	0.01	0.25	1.25	13.15	14.58
2020	162,110	12.53	15.18	2,034,802	0.02	0.25	1.45	5.13	6.38
2019	138,904	11.83	14.27	1,707,455	1.62	0.25	1.45	16.83	18.33
2018	128,590	10.05	12.06	1,346,149	1.60	0.25	1.45	(13.26)	(12.29)
2017	96,932	11.51	13.75	1,173,196	2.04	0.25	1.45	14.51	16.03
Morningstar Balanced ETF Asset Allocation Portfolio
2021	552,374	11.94	13.72	6,763,439	0.01	0.25	1.25	6.04	7.27
2020	1,183,274	11.26	12.99	13,456,005	0.03	0.25	1.45	4.26	5.61
2019	523,466	10.80	12.30	5,672,536	2.20	0.25	1.45	11.23	12.53
2018	452,811	9.66	10.93	4,389,814	2.01	0.25	1.45	(10.34)	(9.22)
2017	415,838	10.70	12.04	4,469,292	1.81	0.25	1.45	8.41	9.75
Morningstar Conservative ETF Asset Allocation Portfolio
2021	303,277	9.16	9.92	2,908,135	0.01	0.25	1.25	(2.14)	(1.00)
2020	297,627	9.36	10.17	2,912,216	0.02	0.25	1.45	1.85	3.04
2019	238,445	9.19	9.87	2,274,187	2.20	0.25	1.45	4.67	6.02
2018	200,364	8.78	9.31	1,810,263	2.17	0.25	1.45	(6.60)	(5.48)
2017	164,194	9.40	9.85	1,578,270	1.87	0.25	1.45	1.51	2.82

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Morningstar Growth ETF Asset Allocation Portfolio
2021	657,537	13.38	15.81	8,822,592	0.01	0.25	1.25	9.85	11.26
2020	850,133	12.11	14.43	10,310,746	0.02	0.25	1.45	5.18	6.49
2019	636,242	11.43	13.55	7,287,936	1.81	0.25	1.45	14.54	15.91
2018	650,623	9.91	11.69	6,462,930	1.99	0.25	1.45	(12.01)	(10.97)
2017	423,111	11.19	13.13	4,754,160	1.79	0.25	1.45	12.10	13.48
Morningstar Income and Growth ETF Asset Allocation Portfolio
2021	167,235	10.52	11.75	1,829,360	0.01	0.25	1.25	1.84	3.07
2020	192,757	10.33	11.57	2,054,801	0.02	0.25	1.45	3.61	4.90
2019	121,864	9.97	11.03	1,248,386	1.99	0.25	1.45	8.02	9.32
2018	135,631	9.23	10.09	1,278,790	3.10	0.25	1.45	(8.43)	(7.35)
2017	49,602	10.08	10.89	504,978	1.41	0.25	1.45	5.11	6.45
Neuberger Berman AMT Sustainable Equity I
2021	324,004	14.34	23.46	4,701,748	0.00	0.25	1.45	18.12	19.51
2020	370,621	12.14	20.00	4,541,207	0.01	0.25	1.45	14.31	15.74
2019	475,001	10.62	17.28	5,070,295	2.80	0.25	1.45	6.20	7.14
2018	748,738	11.64	13.73	10,049,003	0.55	0.25	1.45	(11.62)	(4.20)
2017	938,707	12.35	15.35	13,485,948	0.51	0.25	1.45	8.47	21.44
Neuberger Berman AMT Sustainable Equity S
2021	189,148	32.03	35.23	6,654,112	0.00	0.75	1.35	17.89	18.62
2020	212,863	27.17	29.70	6,312,264	0.00	0.75	1.35	14.16	14.89
2019	250,063	23.80	25.85	6,458,231	0.29	0.75	1.35	20.26	20.96
2018	273,134	11.70	21.37	5,813,469	0.17	0.25	1.45	(10.07)	(8.92)
2017	446,557	13.01	23.59	10,497,983	0.34	0.25	1.45	12.93	14.31
Neuberger Berman Core Bond
2021	193,535	9.24	10.24	1,966,056	0.02	0.90	1.25	(5.62)	(5.27)
2020	206,456	9.79	10.81	2,211,494	0.03	0.90	1.25	4.59	4.85
2019	333,795	9.36	10.31	3,382,897	3.22	0.90	1.25	4.46	4.88
2018	485,831	8.96	9.83	4,691,013	2.57	0.90	1.25	(5.68)	(5.30)
2017	559,206	9.50	10.38	5,708,572	2.35	0.90	1.25	(0.94)	(0.57)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Neuberger Berman Large Cap Value
2021	55,399	16.98	17.51	969,546	0.01	0.90	1.10	22.51	22.79
2020	57,260	13.57	14.26	816,250	0.01	0.90	1.25	9.35	9.69
2019	70,964	12.41	13.00	922,103	1.50	0.90	1.25	18.42	18.83
2018	70,797	10.48	10.94	775,106	1.30	0.90	1.25	(5.42)	(5.12)
2017	75,033	11.08	11.53	865,390	0.94	0.90	1.25	8.31	8.67
Neuberger Berman Sustainable Equity
2021	62,099	21.77	22.47	1,391,959	0.00	0.90	1.10	18.25	18.45
2020	70,096	18.01	18.97	1,325,589	0.00	0.90	1.25	14.28	14.62
2019	63,329	15.76	16.55	1,046,490	0.50	0.90	1.25	20.40	20.89
2018	63,940	13.09	13.69	874,536	0.27	0.90	1.25	(9.91)	(9.58)
2017	62,696	14.53	15.14	948,421	0.46	0.90	1.25	13.43	13.83
North Square Oak Ridge Small Cap Growth
2021	2,789	19.41	19.41	54,160	—	0.90	0.90	5.95	5.95
2020	2,743	18.32	18.32	50,295	—	0.90	0.90	24.88	24.88
2019	5,734	14.67	14.67	84,111	—	0.90	0.90	17.74	17.74
2018	5,201	12.46	12.46	64,796	—	0.90	0.90	(10.17)	(10.17)
2017	4,643	13.87	13.87	64,409	—	0.90	0.90	14.34	14.34
Northern Global Tactical Asset Allocation
2021	9,690	14.01	14.01	135,767	0.02	0.90	0.90	6.95	6.95
2020	9,699	13.10	13.10	127,078	0.02	0.90	0.90	2.42	2.42
2019	8,720	12.79	12.79	111,585	2.01	0.90	0.90	13.09	13.09
2018	10,363	11.31	11.31	117,233	3.06	0.90	0.90	(11.43)	(11.43)
2017	11,147	12.77	12.77	142,376	2.44	0.90	0.90	9.80	9.80
Northern Large Cap Core
2021	8,600	25.22	25.22	216,860	0.01	0.90	0.90	27.96	27.96
2020	9,588	19.71	19.71	188,969	0.01	0.90	0.90	7.59	7.59
2019	8,644	18.32	18.32	158,360	1.82	0.90	0.90	20.84	20.84
2018	9,091	15.16	15.16	137,818	2.45	0.90	0.90	(9.49)	(9.49)
2017	5,682	16.75	16.75	95,200	1.54	0.90	0.90	15.68	15.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Northern Large Cap Value
2021	12,315	20.57	20.57	253,024	0.02	0.90	0.90	23.40	23.40
2020	11,351	16.67	16.67	188,922	0.01	0.90	0.90	(2.57)	(2.57)
2019	25,085	17.11	17.11	428,979	2.93	0.90	0.90	21.09	21.09
2018	10,435	14.13	14.13	147,236	1.60	0.90	0.90	(12.02)	(12.02)
2017	9,915	16.06	16.06	158,995	2.33	0.90	0.90	8.29	8.29
PGIM Focused Growth (c)
2021	396,159	9.57	9.57	3,793,610	—	0.90	1.10	—	—
PGIM Jennison 20/20 Focus (c)
2021	—	22.59	23.29	—	—	0.90	1.10	10.95	11.17
2020	186,309	19.93	20.95	3,901,306	0.00	0.90	1.25	24.87	25.30
2019	219,151	15.96	16.72	3,662,835	0.25	0.90	1.25	23.24	23.67
2018	234,735	12.95	13.52	3,172,951	0.34	0.90	1.25	(9.12)	(8.77)
2017	242,293	14.25	14.82	3,590,191	—	0.90	1.25	21.28	21.77
PGIM Jennison Mid-Cap Growth
2021	8,150	23.61	23.61	192,400	—	0.90	0.90	7.12	7.12
2020	9,351	22.04	22.04	206,074	—	0.90	0.90	36.72	36.72
2019	7,536	16.12	16.12	121,439	—	0.90	0.90	31.91	31.91
2018	7,486	12.22	12.22	91,434	—	0.90	0.90	(11.96)	(11.96)
2017	8,101	13.88	13.88	112,410	—	0.90	0.90	17.53	17.53
PGIM Jennison Natural Resources
2021	2,568	6.63	6.63	17,020	0.01	0.90	0.90	22.55	22.55
2020	2,682	5.41	5.41	14,521	0.01	0.90	0.90	6.71	6.71
2019	2,452	5.07	5.07	12,418	1.73	0.90	0.90	12.17	12.17
2018	2,778	4.52	4.52	12,560	1.24	0.90	0.90	(30.67)	(30.67)
2017	2,905	6.52	6.52	18,928	—	0.90	0.90	1.09	1.09

(c)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
PGIM Jennison Small Company
2021	29,793	24.43	24.43	727,252	—	0.90	0.90	24.07	24.07
2020	34,865	18.73	19.69	685,989	—	0.90	1.25	21.78	22.22
2019	37,406	15.38	16.11	602,154	—	0.90	1.25	22.94	23.45
2018	40,348	12.51	13.05	526,373	0.21	0.90	1.25	(17.04)	(16.77)
2017	42,878	15.08	15.68	672,047	0.04	0.90	1.25	14.50	14.87
PGIM Quant Solutions Small-Cap Value (b)
2021	20,605	13.71	14.46	296,063	0.01	0.90	1.25	35.34	35.77
2020	21,545	10.13	10.65	227,981	0.01	0.90	1.25	(7.49)	(7.15)
2019	28,776	10.95	11.47	328,358	2.93	0.90	1.25	13.59	14.02
2018	28,712	9.64	10.06	287,396	1.26	0.90	1.25	(22.51)	(22.26)
2017	37,958	12.44	12.94	488,290	1.26	0.90	1.25	1.63	1.97
PIMCO All Asset
2021	24,533	11.84	11.84	289,664	0.12	0.90	0.90	10.34	10.34
2020	26,589	10.73	10.73	284,413	0.03	0.90	0.90	3.57	3.57
2019	34,297	10.36	10.36	354,523	2.66	0.90	0.90	7.25	7.25
2018	37,156	9.66	9.66	358,429	4.52	0.90	0.90	(9.30)	(9.30)
2017	35,661	10.65	10.65	379,162	3.18	0.90	0.90	8.78	8.78
PIMCO CommodityRealReturn Strategy
2021	21,660	5.28	5.28	114,053	0.20	0.90	0.90	27.85	27.85
2020	20,628	4.13	4.13	85,051	0.01	0.90	0.90	(3.50)	(3.50)
2019	19,370	4.28	4.28	82,717	3.85	0.90	0.90	7.54	7.54
2018	16,977	3.98	3.98	67,450	4.82	0.90	0.90	(17.60)	(17.60)
2017	17,863	4.83	4.83	86,165	7.50	0.90	0.90	(1.63)	(1.63)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
PIMCO Emerging Markets Bond
2021	14,392	9.73	9.73	140,015	0.07	0.90	0.90	(6.17)	(6.17)
2020	1,546	10.37	10.37	16,005	0.04	0.90	0.90	2.07	2.07
2019	1,490	10.16	10.16	15,117	3.56	0.90	0.90	10.08	10.08
2018	867	9.23	9.23	7,985	3.88	0.90	0.90	(8.16)	(8.16)
2017	1,513	10.05	10.05	15,189	5.33	0.90	0.90	5.90	5.90
PIMCO High Yield
2021	90,462	12.91	16.96	1,464,828	0.04	0.90	1.25	(0.62)	(0.31)
2020	106,703	12.99	17.04	1,739,637	0.04	0.90	1.25	0.62	1.00
2019	101,573	12.91	16.91	1,636,893	5.10	0.90	1.25	9.69	10.14
2018	127,545	11.77	15.39	1,866,560	5.13	0.90	1.25	(6.88)	(6.59)
2017	137,254	12.64	16.50	2,152,300	4.77	0.90	1.25	2.27	2.56
PIMCO International Bond (U.S. Dollar-Hedged)
2021	365,442	10.86	11.19	4,088,637	0.01	0.90	1.10	(6.22)	(6.05)
2020	443,302	11.34	11.91	5,276,762	0.02	0.90	1.25	1.07	1.36
2019	464,576	11.22	11.75	5,450,083	5.60	0.90	1.25	2.28	2.62
2018	453,461	10.97	11.45	5,189,182	2.14	0.90	1.25	(2.32)	(1.97)
2017	369,784	11.23	11.68	4,314,223	0.82	0.90	1.25	(1.49)	(1.10)
PIMCO Low Duration
2021	4,258	7.61	7.61	32,418	0.00	0.90	0.90	(4.99)	(4.99)
2020	3,770	8.01	8.01	30,229	0.01	0.90	0.90	(1.23)	(1.23)
2019	4,061	8.11	8.11	32,924	3.15	0.90	0.90	(0.12)	(0.12)
2018	5,223	8.12	8.12	42,393	1.57	0.90	0.90	(3.91)	(3.91)
2017	4,991	8.45	8.45	42,163	1.53	0.90	0.90	(2.54)	(2.54)
PIMCO Real Return
2021	86,246	10.00	10.00	861,866	0.05	0.90	0.90	1.01	1.01
2020	89,845	9.90	9.90	889,376	0.02	0.90	0.90	7.03	7.03
2019	100,796	9.25	9.25	931,514	1.31	0.90	0.90	3.70	3.70
2018	105,292	8.92	8.92	938,427	1.99	0.90	0.90	(6.30)	(6.30)
2017	114,967	9.52	9.52	1,094,073	1.95	0.90	0.90	(0.73)	(0.73)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
PIMCO StocksPLUS® Small Fund
2021	25,879	22.43	22.43	581,000	0.17	0.90	0.90	9.25	9.25
2020	26,772	20.53	20.53	549,943	0.04	0.90	0.90	14.76	14.76
2019	88,649	17.89	17.89	1,586,392	2.61	0.90	0.90	21.37	21.37
2018	75,008	14.74	14.74	1,105,741	2.00	0.90	0.90	(15.92)	(15.92)
2017	86,425	17.53	17.53	1,515,207	3.23	0.90	0.90	12.73	12.73
PIMCO Total Return
2021	198,487	10.22	10.22	2,029,174	0.02	0.90	0.90	(5.28)	(5.28)
2020	204,724	10.79	10.79	2,207,748	0.02	0.90	0.90	4.15	4.15
2019	226,602	10.36	10.36	2,347,695	3.20	0.90	0.90	3.50	3.50
2018	251,176	10.01	10.01	2,513,995	2.59	0.90	0.90	(4.67)	(4.67)
2017	230,874	10.50	10.50	2,424,476	2.04	0.90	0.90	0.48	0.48
PIMCO VIT All Asset Administrative
2021	406,909	13.97	15.64	6,343,555	0.11	0.75	1.35	11.31	11.95
2020	401,133	12.55	13.97	5,584,370	0.05	0.75	1.35	3.38	4.02
2019	447,756	12.14	13.43	5,994,323	2.92	0.75	1.35	7.15	7.78
2018	534,699	11.33	12.46	6,644,048	3.17	0.75	1.35	(9.43)	(8.92)
2017	606,291	12.51	13.68	8,270,983	4.66	0.75	1.35	8.69	9.35
PIMCO VIT All Asset Advisor
2021	48,339	10.84	12.09	581,262	0.11	0.25	1.25	10.95	12.36
2020	40,753	9.77	10.96	434,795	0.04	0.25	1.45	3.28	4.38
2019	32,905	9.46	10.50	333,049	3.39	0.25	1.45	6.89	8.25
2018	19,474	8.85	9.70	177,697	3.03	0.25	1.45	(9.60)	(8.49)
2017	24,922	9.79	11.97	249,960	4.46	0.25	1.45	8.42	11.97
PIMCO VIT CommodityRealReturn Strategy Administrative
2021	1,673,553	4.77	5.42	8,802,103	0.04	0.75	1.35	27.88	28.44
2020	711,809	3.73	4.22	2,987,436	0.07	0.75	1.35	(3.12)	(2.54)
2019	640,609	3.85	4.33	2,755,722	3.25	0.75	1.35	6.65	7.44
2018	1,369,364	3.61	4.03	5,238,282	2.67	0.75	1.35	(17.77)	(17.25)
2017	854,313	4.39	4.87	4,143,513	8.00	0.75	1.35	(2.23)	(1.62)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
PIMCO VIT CommodityRealReturn Strategy Advisor
2021	40,886	4.87	6.08	200,736	0.03	0.25	1.25	27.46	28.84
2020	14,963	3.78	4.77	56,449	0.04	0.25	1.45	(3.25)	(2.04)
2019	15,974	3.86	4.93	61,553	3.18	0.25	1.45	6.48	7.97
2018	6,483	3.59	4.63	23,176	2.54	0.25	1.45	(17.91)	(17.08)
2017	6,604	4.33	11.39	28,493	10.24	0.25	1.45	(2.42)	0.80
PIMCO VIT Emerging Markets Bond
2021	250,702	9.62	11.93	2,935,103	0.06	0.25	1.35	(6.87)	(5.80)
2020	230,774	10.33	12.72	2,878,760	0.05	0.25	1.45	1.97	3.20
2019	270,091	10.13	12.39	3,272,587	4.02	0.25	1.45	9.63	10.92
2018	483,588	9.24	11.22	5,305,528	4.20	0.25	1.45	(8.97)	(7.86)
2017	469,364	10.15	12.24	5,631,169	5.19	0.25	1.45	4.96	6.29
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2021	5,265	10.93	10.93	57,592	0.05	0.25	0.25	(7.37)	(7.37)
2020	5,199	8.81	12.08	61,364	0.02	0.25	1.45	5.26	6.53
2019	5,074	8.37	11.34	56,300	2.36	0.25	1.45	1.33	2.62
2018	4,932	8.26	11.05	53,438	5.17	0.25	1.45	(8.43)	(7.38)
2017	8,485	9.02	11.93	99,372	2.87	0.25	1.45	3.80	5.11
PIMCO VIT Global Managed Asset Allocation
2021	14,794	12.49	13.53	198,175	0.03	0.25	1.25	7.67	9.02
2020	9,485	11.60	12.57	116,361	0.03	0.25	1.45	11.65	12.94
2019	1,630	10.39	11.13	16,938	0.48	0.25	1.45	11.84	13.22
2018	—	9.29	9.83	—	—	0.25	1.45	(9.72)	(8.64)
2017	—	10.29	10.76	—	—	0.25	1.45	9.00	10.36
PIMCO VIT High Yield
2021	21,561	10.49	18.70	367,564	0.05	0.25	1.25	(1.04)	0.21
2020	9,741	10.60	19.10	162,140	0.02	0.25	1.45	1.05	2.25
2019	133,897	10.49	18.68	1,912,690	4.97	0.25	1.45	9.61	10.93
2018	34,422	9.57	16.84	417,210	4.64	0.25	1.45	(7.00)	(5.82)
2017	29,613	10.29	17.88	440,466	6.17	0.25	1.45	1.88	3.05

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2021	812,544	10.98	11.81	9,589,217	0.02	0.75	1.35	(6.07)	(5.52)
2020	600,916	11.69	12.50	7,406,108	0.06	0.75	1.35	1.04	1.63
2019	629,161	11.57	12.30	7,731,018	1.86	0.75	1.35	2.39	3.10
2018	830,987	11.30	11.93	9,878,006	1.42	0.75	1.35	(2.25)	(1.65)
2017	805,890	11.56	12.13	9,768,853	4.37	0.75	1.35	(1.62)	(1.06)
PIMCO VIT International Bond Portfolio (Unhedged)
2021	27,214	8.10	8.10	220,498	0.05	0.25	0.25	(10.60)	(10.60)
2020	25,126	8.79	9.23	227,660	0.05	0.25	1.45	5.90	7.08
2019	24,266	8.30	8.62	205,480	0.86	0.25	1.45	2.22	3.48
2018	5,324	8.12	8.33	43,723	5.59	0.25	1.45	(8.25)	(7.13)
2017	7,760	8.85	8.97	68,728	1.97	0.25	1.45	5.86	7.17
PIMCO VIT Low Duration Administrative (d)
2021	3,187,448	7.21	9.02	25,114,031	0.01	0.25	1.40	(5.24)	(4.14)
2020	3,705,883	7.60	9.67	30,744,495	0.01	0.25	1.40	(1.44)	(0.31)
2019	3,160,496	7.71	9.70	26,421,783	2.77	0.25	1.40	(0.48)	0.73
2018	3,662,980	7.74	9.63	30,621,962	1.89	0.25	1.40	(4.02)	(2.92)
2017	3,826,748	8.06	9.92	33,144,660	1.34	0.25	1.40	(3.01)	(1.88)
PIMCO VIT Low Duration Advisor
2021	94,550	7.62	8.17	760,240	0.00	0.25	1.25	(5.34)	(4.18)
2020	95,450	8.05	8.53	800,165	0.01	0.25	1.45	(1.59)	(0.35)
2019	106,010	8.18	8.56	892,132	2.37	0.25	1.45	(0.61)	0.59
2018	173,346	8.23	8.51	1,449,761	1.32	0.25	1.45	(4.08)	(2.96)
2017	235,105	8.58	8.77	2,029,143	1.16	0.25	1.45	(3.16)	(2.01)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
PIMCO VIT Real Return Administrative (d)
2021	2,156,777	10.40	11.76	24,340,503	0.05	0.75	1.40	0.97	1.73
2020	1,892,947	10.30	12.03	21,279,025	0.01	0.25	1.40	6.96	8.09
2019	2,138,306	9.63	11.13	22,383,387	1.68	0.25	1.40	3.74	5.00
2018	2,561,635	9.28	10.60	25,676,192	2.64	0.25	1.40	(6.45)	(5.36)
2017	2,775,539	9.92	11.20	29,577,046	2.32	0.25	1.40	(0.80)	0.36
PIMCO VIT Real Return Advisor
2021	64,496	9.13	10.29	644,261	0.06	0.25	1.25	0.88	2.12
2020	28,794	9.05	10.08	278,041	0.01	0.25	1.45	6.72	8.04
2019	55,355	8.48	9.33	506,777	1.34	0.25	1.45	3.67	4.83
2018	80,066	8.18	8.90	700,508	2.56	0.25	1.45	(6.62)	(5.42)
2017	80,582	8.76	10.21	746,952	2.40	0.25	1.45	(0.90)	2.30
PIMCO VIT Short-Term
2021	80,087	7.78	8.34	654,648	0.01	0.25	1.25	(4.42)	(3.36)
2020	45,546	8.14	8.76	389,604	0.01	0.25	1.45	(2.40)	(1.13)
2019	151,650	8.34	8.86	1,322,300	2.00	0.25	1.45	(1.77)	(0.56)
2018	91,187	8.49	8.91	802,561	2.05	0.25	1.45	(2.97)	(1.87)
2017	137,470	8.75	9.08	1,235,245	1.65	0.25	1.45	(2.13)	(0.98)
PIMCO VIT Total Return Administrative
2021	1,284,545	10.24	10.24	13,187,109	0.02	1.40	1.40	(5.54)	(5.54)
2020	1,324,739	10.84	10.84	14,391,974	0.02	1.40	1.40	4.03	4.03
2019	1,339,766	10.42	12.49	13,997,936	3.03	0.25	1.40	3.68	4.87
2018	1,527,795	10.05	11.91	15,389,858	2.50	0.25	1.40	(4.83)	(3.72)
2017	1,691,503	10.56	12.37	17,898,060	2.00	0.25	1.40	0.38	1.56

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
PIMCO VIT Total Return Advisor
2021	1,206,157	8.93	10.03	11,587,277	0.02	0.25	1.25	(5.60)	(4.48)
2020	1,140,056	9.46	10.50	11,464,816	0.02	0.25	1.45	3.73	5.11
2019	863,420	9.12	9.99	8,315,061	2.58	0.25	1.45	3.52	4.72
2018	897,248	8.81	9.54	8,274,688	2.20	0.25	1.45	(4.96)	(3.83)
2017	868,650	9.27	9.92	8,375,823	1.76	0.25	1.45	0.22	1.54
Pioneer Bond VCT
2021	22,413	9.89	9.89	221,587	0.02	0.25	0.25	(3.04)	(3.04)
2020	15,039	9.69	10.35	153,189	0.01	0.25	1.45	3.64	4.97
2019	219,708	9.35	9.86	2,073,250	3.24	0.25	1.45	4.12	5.34
2018	108,321	8.98	9.36	986,106	2.33	0.25	1.45	(5.27)	(4.10)
2017	55,391	9.48	9.76	535,425	2.58	0.25	1.45	(0.84)	0.31
Pioneer Equity Income VCT
2021	9,464	16.48	21.31	189,597	0.01	0.25	1.25	19.85	21.29
2020	7,900	13.75	17.84	134,180	0.02	0.25	1.45	(4.65)	(3.46)
2019	9,677	14.42	18.48	171,872	2.54	0.25	1.45	19.77	21.26
2018	8,297	12.04	15.24	121,520	2.25	0.25	1.45	(12.75)	(11.70)
2017	11,900	13.80	17.26	194,518	1.29	0.25	1.45	10.14	11.50
Pioneer High Yield VCT
2021	—	9.84	9.84	—	—	1.25	1.25	0.82	0.82
2020	—	9.76	11.27	—	0.01	0.25	1.45	(2.50)	(1.31)
2019	10,830	10.01	11.42	118,517	5.20	0.25	1.45	9.40	10.66
2018	—	9.15	10.32	—	4.02	0.25	1.45	(8.22)	(7.03)
2017	10,653	9.97	11.10	116,837	10.12	0.25	1.45	2.36	3.54
Pioneer Real Estate Shares VCT
2021	1,795	14.56	17.31	27,679	0.01	0.25	1.25	34.57	36.30
2020	1,758	10.82	12.90	20,072	0.01	0.25	1.45	(11.60)	(10.60)
2019	3,702	12.24	14.43	50,362	1.84	0.25	1.45	22.28	23.86
2018	1,679	10.01	11.65	17,654	2.51	0.25	1.45	(11.57)	(10.52)
2017	1,551	11.32	13.02	18,472	2.44	0.25	1.45	(1.22)	(1.22)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Pioneer Strategic Income
2021	5,592	10.23	10.23	57,157	0.03	0.90	0.90	(1.82)	(1.82)
2020	5,783	10.42	10.42	60,180	0.03	0.90	0.90	3.27	3.27
2019	7,490	10.09	10.09	75,480	3.07	0.90	0.90	5.99	5.99
2018	8,144	9.52	9.52	77,455	2.95	0.90	0.90	(5.65)	(5.65)
2017	9,826	10.09	10.09	99,098	3.50	0.90	0.90	1.20	1.20
Pioneer Strategic Income VCT
2021	23,776	9.35	9.99	233,104	0.02	0.25	1.25	(2.71)	(1.58)
2020	8,232	9.61	10.30	81,652	0.01	0.25	1.45	2.78	3.94
2019	121,371	9.35	9.91	1,136,819	3.77	0.25	1.45	4.70	5.99
2018	30,988	8.93	9.35	277,640	2.21	0.25	1.45	(6.20)	(5.08)
2017	13,638	9.52	9.85	131,690	3.34	0.25	1.45	0.11	1.34
Probabilities Fund
2021	357,027	8.52	9.51	3,320,594	—	0.25	1.25	(2.52)	(1.35)
2020	354,188	8.74	9.78	3,337,015	—	0.25	1.45	(12.42)	(11.33)
2019	215,693	9.98	11.03	2,275,934	—	0.25	1.45	27.62	29.16
2018	219,082	7.82	8.54	1,800,432	—	0.25	1.45	(19.21)	(18.20)
2017	341,426	9.68	10.44	3,405,872	—	0.25	1.45	10.38	11.66
Putnam VT Diversified Income
2021	6,566	8.03	8.91	58,410	0.01	0.25	1.25	(10.98)	(9.91)
2020	29,458	9.02	10.04	286,982	0.06	0.25	1.45	(5.15)	(4.11)
2019	48,910	9.51	10.47	481,691	3.98	0.25	1.45	6.38	7.72
2018	31,889	8.94	9.72	303,542	3.21	0.25	1.45	(5.40)	(4.14)
2017	15,223	9.45	10.14	151,681	5.38	0.25	1.45	2.49	3.68
Putnam VT Global Asset Allocation
2021	1,121	13.92	13.92	15,569	0.01	1.25	1.25	9.01	9.01
2020	1,088	12.77	15.35	13,865	0.02	0.25	1.45	7.40	8.71
2019	1,056	11.89	14.12	12,526	1.45	0.25	1.45	12.06	13.41
2018	1,025	10.61	12.45	10,851	1.87	0.25	1.45	(11.36)	(10.24)
2017	994	11.97	13.87	11,873	2.64	0.25	1.45	10.32	11.58

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Putnam VT Growth Opportunities
2021	11,922	30.44	39.05	464,554	—	0.25	1.25	17.30	18.73
2020	13,076	25.95	33.39	430,043	—	0.25	1.45	32.67	34.26
2019	—	19.56	24.87	—	0.38	0.25	1.45	30.75	32.36
2018	5,092	14.96	18.79	94,516	—	0.25	1.45	(2.09)	(0.90)
2017	—	15.28	18.96	—	—	0.25	1.45	25.25	26.74
Putnam VT High Yield
2021	4,733	10.31	11.41	53,995	0.01	0.25	1.25	0.39	1.60
2020	68,468	10.27	11.41	728,150	0.05	0.25	1.45	0.59	1.88
2019	71,425	10.21	11.20	751,680	6.17	0.25	1.45	9.43	10.78
2018	78,129	9.33	10.11	747,295	4.33	0.25	1.45	(8.26)	(7.16)
2017	128,095	10.17	10.89	1,346,514	0.17	0.25	1.45	2.31	3.52
Putnam VT Income
2021	46,045	8.98	9.56	440,386	0.02	0.25	1.25	(8.83)	(7.63)
2020	196,610	9.85	10.51	1,976,277	0.08	0.25	1.45	1.13	2.34
2019	32,366	9.74	10.27	316,847	4.26	0.25	1.45	7.03	8.33
2018	2,683	9.10	9.48	25,130	2.91	0.25	1.45	(4.21)	(2.97)
2017	2,469	9.50	9.77	23,886	3.55	0.25	1.45	1.06	2.20
Putnam VT Large Cap Value (b)
2021	58,089	17.76	23.46	1,293,624	0.01	0.25	1.25	21.73	23.21
2020	52,318	14.59	19.33	917,255	0.01	0.25	1.45	1.18	2.38
2019	46,574	14.42	18.88	811,385	1.81	0.25	1.45	24.74	26.20
2018	44,725	11.56	14.96	618,745	0.65	0.25	1.45	(12.49)	(11.43)
2017	47,216	13.21	16.89	739,179	1.60	0.25	1.45	13.59	14.98

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Putnam VT Multi-Asset Absolute Return
2021	24,524	7.03	7.78	189,924	—	0.25	1.25	(3.57)	(2.51)
2020	55,095	7.29	8.10	422,539	—	0.25	1.45	(11.42)	(10.40)
2019	68,689	8.23	9.04	582,258	—	0.25	1.45	1.23	2.49
2018	73,160	8.13	8.82	607,793	0.37	0.25	1.45	(11.82)	(10.73)
2017	90,014	9.22	9.88	849,152	—	0.25	1.45	2.22	3.56
Putnam VT Multi-Cap Core
2021	2,394	22.10	22.10	52,904	—	1.25	1.25	25.28	25.28
2020	—	17.64	23.19	—	—	0.25	1.45	12.21	13.51
2019	8,344	15.72	20.43	168,051	1.07	0.25	1.45	25.86	27.45
2018	7,764	12.49	16.03	122,967	1.15	0.25	1.45	(11.67)	(10.60)
2017	7,561	13.57	17.93	134,206	1.13	0.25	1.45	17.54	21.27
Putnam VT Small Cap Growth
2021	1,850	18.89	18.89	34,946	—	1.25	1.25	8.94	8.94
2020	1,802	17.34	22.78	31,252	—	0.25	1.45	41.90	43.63
2019	1,755	12.22	15.86	21,438	—	0.25	1.45	31.54	33.05
2018	1,709	9.29	11.92	15,881	—	0.25	1.45	(17.64)	(16.59)
2017	1,664	11.28	14.29	18,770	0.94	0.25	1.45	3.20	4.46
Putnam VT Small Cap Value
2021	99,518	14.86	14.86	1,479,056	0.01	0.75	0.75	34.85	34.85
2020	15,121	11.02	11.02	166,978	0.01	0.75	0.75	0.09	0.09
2019	14,106	11.01	11.01	155,600	0.32	0.75	0.75	19.67	19.67
2018	37,155	9.20	9.20	342,060	0.34	0.75	0.75	(22.88)	(22.88)
2017	23,614	11.93	13.62	282,085	0.58	0.75	1.25	3.92	6.49
Redwood Managed Volatility
2021	46,591	10.78	11.50	521,698	0.02	0.25	1.25	(1.82)	(0.61)
2020	45,206	10.98	11.68	512,436	0.02	0.25	1.45	5.48	6.76
2019	115,508	10.41	10.94	1,213,829	0.74	0.25	1.45	4.00	5.19
2018	284,065	10.01	10.40	2,853,427	7.53	0.25	1.45	(7.14)	(5.97)
2017	707,585	10.78	11.06	7,635,448	6.15	0.25	1.45	2.76	4.05

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Royce Micro-Cap
2021	310,369	13.01	15.77	4,864,577	—	0.75	1.35	24.50	25.16
2020	319,251	10.45	12.60	3,996,511	—	0.75	1.35	18.48	19.21
2019	394,530	8.82	10.57	4,148,364	—	0.75	1.35	14.40	15.14
2018	518,643	7.71	9.18	4,645,697	—	0.75	1.35	(12.88)	(12.40)
2017	949,281	8.85	10.48	9,247,207	0.80	0.75	1.35	0.68	1.35
Royce Opportunity
2021	160,613	21.35	22.01	3,537,576	—	0.90	1.10	25.22	25.41
2020	178,959	16.69	17.55	3,141,719	—	0.90	1.25	20.94	21.45
2019	173,507	13.80	14.45	2,506,615	—	0.90	1.25	22.45	22.87
2018	149,633	11.27	11.76	1,757,371	—	0.90	1.25	(23.44)	(23.19)
2017	161,565	14.72	15.31	2,470,383	—	0.90	1.25	16.36	16.78
Royce Small-Cap Value
2021	91,283	12.70	13.09	1,194,186	—	0.90	1.10	23.06	23.37
2020	99,200	10.10	10.61	1,052,100	0.02	0.90	1.25	(10.38)	(10.08)
2019	107,549	11.27	11.80	1,268,488	0.56	0.90	1.25	13.27	13.68
2018	133,833	9.95	10.38	1,388,227	0.16	0.90	1.25	(11.00)	(10.75)
2017	142,960	11.18	11.63	1,661,315	0.27	0.90	1.25	0.90	1.22
Rydex VIF Banking
2021	142,378	6.28	13.42	1,024,928	0.01	0.25	1.30	27.69	29.22
2020	98,518	4.86	10.51	555,206	0.01	0.25	1.45	(12.49)	(11.48)
2019	224,158	5.49	12.01	1,390,148	0.94	0.25	1.45	22.80	24.23
2018	229,450	4.43	9.78	1,178,828	0.71	0.25	1.45	(22.75)	(21.72)
2017	247,297	5.67	12.66	1,643,104	0.21	0.25	1.45	7.65	8.82
Rydex VIF Basic Materials
2021	95,120	14.49	18.02	1,667,542	0.01	0.25	1.30	17.61	19.04
2020	165,051	12.32	15.30	2,412,402	0.01	0.25	1.45	14.50	15.88
2019	131,322	10.76	13.34	1,671,521	—	0.25	1.45	16.20	17.52
2018	163,068	9.26	11.47	1,796,682	0.40	0.25	1.45	(21.06)	(20.08)
2017	332,869	11.73	14.51	4,592,374	0.46	0.25	1.45	16.14	17.53

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Biotechnology
2021	276,728	15.74	33.04	5,566,699	—	0.25	1.30	(3.02)	(1.84)
2020	151,300	16.23	34.59	3,285,750	—	0.25	1.45	16.01	17.41
2019	168,722	13.99	29.46	2,928,424	—	0.25	1.45	19.27	20.69
2018	201,971	11.73	24.41	3,041,286	—	0.25	1.45	(13.43)	(12.32)
2017	258,556	13.55	27.84	4,369,791	—	0.25	1.45	23.86	25.29
Rydex VIF Commodities Strategy
2021	1,052,906	1.59	3.56	1,702,159	—	0.25	1.30	33.33	35.52
2020	191,731	1.19	2.67	268,466	0.01	0.25	1.45	(26.04)	(25.40)
2019	133,313	1.60	3.61	216,482	1.09	0.25	1.45	10.06	11.50
2018	300,912	1.45	3.28	460,996	4.81	0.25	1.45	(18.99)	(17.82)
2017	481,836	1.79	4.04	1,018,968	—	0.25	1.45	(0.25)	1.10
Rydex VIF Consumer Products
2021	59,497	12.97	22.04	1,278,501	0.01	0.25	1.30	5.79	7.06
2020	154,778	12.26	20.80	2,930,833	0.01	0.25	1.45	2.85	4.14
2019	91,124	11.92	20.19	1,735,569	0.96	0.25	1.45	16.98	18.42
2018	111,887	10.19	17.23	1,723,283	0.72	0.25	1.45	(15.92)	(14.91)
2017	126,304	12.12	20.47	2,365,068	1.09	0.25	1.45	6.60	7.90
Rydex VIF Dow 2x Strategy (d)
2021	34,847	33.21	39.25	1,344,915	—	0.25	1.30	34.51	36.11
2020	66,035	24.69	29.14	1,851,810	0.01	0.25	1.45	(2.76)	(1.58)
2019	79,702	25.39	29.93	2,302,938	0.95	0.25	1.45	41.06	42.77
2018	104,161	18.00	21.18	2,122,376	0.17	0.25	1.45	(18.00)	(16.99)
2017	131,685	21.95	25.79	3,249,464	0.06	0.25	1.45	51.59	53.43

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Electronics
2021	93,411	16.13	46.63	1,867,820	—	0.25	1.30	32.25	33.84
2020	77,765	12.18	35.26	1,044,289	—	0.25	1.45	49.15	50.98
2019	102,943	8.15	23.64	939,847	—	0.25	1.45	52.32	54.17
2018	96,754	5.34	15.52	519,422	—	0.25	1.45	(16.51)	(15.47)
2017	159,196	6.39	18.59	1,041,994	—	0.25	1.45	25.35	26.80
Rydex VIF Energy
2021	786,136	4.12	5.89	4,274,046	0.01	0.25	1.30	44.06	45.54
2020	355,523	2.86	4.08	1,257,531	0.01	0.25	1.45	(37.14)	(36.35)
2019	170,739	4.55	6.48	1,078,416	0.22	0.25	1.45	2.02	3.44
2018	220,407	4.46	6.33	1,354,441	0.68	0.25	1.45	(28.64)	(27.92)
2017	281,537	6.25	8.87	2,415,313	0.56	0.25	1.45	(10.46)	(9.24)
Rydex VIF Energy Services
2021	2,867,125	1.40	1.66	4,540,805	0.00	0.25	1.30	12.00	13.70
2020	324,399	1.25	1.50	432,705	0.01	0.25	1.45	(40.00)	(39.17)
2019	155,061	2.08	2.47	354,332	—	0.25	1.45	(4.59)	(3.14)
2018	442,518	2.18	2.55	1,073,955	3.73	0.25	1.45	(48.09)	(47.42)
2017	377,070	4.19	4.85	1,762,363	—	0.25	1.45	(22.12)	(21.14)
Rydex VIF Europe 1.25x Strategy (d)
2021	92,715	5.76	6.84	631,917	0.00	0.25	1.30	13.81	14.97
2020	106,126	5.01	8.66	636,190	0.02	0.25	1.45	(4.20)	(3.01)
2019	115,254	5.17	9.04	719,271	1.15	0.25	1.45	22.83	24.36
2018	128,469	4.17	7.36	632,660	0.31	0.25	1.45	(22.53)	(21.51)
2017	220,988	5.32	9.50	1,414,236	0.94	0.25	1.45	23.06	24.49

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Financial Services
2021	135,833	9.96	15.98	1,457,108	0.00	0.25	1.30	29.39	30.88
2020	237,357	7.61	12.35	1,879,291	0.00	0.25	1.45	(4.49)	(3.22)
2019	147,829	7.88	12.93	1,329,990	0.78	0.25	1.45	22.56	23.93
2018	150,086	6.37	10.55	1,030,977	0.93	0.25	1.45	(16.14)	(15.10)
2017	239,170	7.51	12.58	1,950,167	0.39	0.25	1.45	10.54	11.95
Rydex VIF Government Long Bond 1.2x Strategy (d)
2021	103,030	11.25	15.03	1,330,663	0.00	0.25	1.30	(11.56)	(10.43)
2020	95,188	12.72	17.24	1,362,228	0.00	0.25	1.45	16.70	18.08
2019	66,935	10.90	14.60	879,462	1.27	0.25	1.45	11.68	13.00
2018	79,270	9.76	12.92	928,989	1.41	0.25	1.45	(9.46)	(8.30)
2017	102,772	10.78	14.09	1,328,263	1.16	0.25	1.45	4.86	6.10
Rydex VIF Health Care
2021	146,426	19.47	27.89	3,365,479	—	0.25	1.30	13.73	15.06
2020	230,876	17.12	24.24	4,790,332	—	0.25	1.45	13.45	14.83
2019	199,804	15.09	21.11	3,489,312	—	0.25	1.45	17.25	18.66
2018	302,174	12.87	17.79	4,518,730	—	0.25	1.45	(3.16)	(1.98)
2017	303,520	13.29	18.15	4,726,672	—	0.25	1.45	17.51	18.94
Rydex VIF High Yield Strategy
2021	25,526	10.28	10.96	263,738	—	0.25	1.25	(2.74)	(1.62)
2020	2,076	10.57	11.24	23,119	0.00	0.25	1.45	(4.77)	(3.68)
2019	304,617	11.10	11.67	3,386,344	2.18	0.25	1.45	8.82	10.20
2018	18,890	10.20	10.59	194,521	1.57	0.25	1.45	(5.20)	(3.99)
2017	186,793	10.76	11.03	2,011,574	0.54	0.25	1.45	2.28	3.37

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Internet
2021	58,881	16.80	31.94	1,005,185	—	0.25	1.30	(8.81)	(7.71)
2020	170,773	18.40	35.56	3,191,204	—	0.25	1.45	53.26	55.08
2019	189,172	11.99	22.93	2,320,006	—	0.25	1.45	19.93	21.45
2018	201,737	9.97	18.88	2,076,324	—	0.25	1.45	(7.43)	(6.30)
2017	137,915	10.76	20.15	1,541,358	—	0.25	1.45	28.16	29.67
Rydex VIF Inverse Dow 2x Strategy (d)
2021	1,587,714	0.04	0.40	194,319	—	0.25	1.30	(42.86)	(33.33)
2020	1,035,973	0.07	0.65	264,430	0.03	0.25	1.45	(50.00)	(46.15)
2019	952,719	0.13	1.25	126,744	—	0.25	1.45	(38.73)	(36.84)
2018	1,418,568	0.21	2.04	289,726	—	0.25	1.45	(4.55)	(2.56)
2017	679,920	0.22	2.10	154,041	—	0.25	1.45	(41.67)	(40.54)
Rydex VIF Inverse Government Long Bond Strategy (d)
2021	189,081	1.00	3.36	198,966	—	0.25	1.30	(3.45)	(2.68)
2020	219,575	1.03	3.48	253,104	0.00	0.25	1.45	(24.51)	(23.50)
2019	232,363	1.36	4.61	363,389	—	0.25	1.45	(17.07)	(15.97)
2018	361,018	1.64	5.55	676,145	—	0.25	1.45	(0.89)	0.43
2017	380,801	1.65	5.60	654,922	—	0.25	1.45	(12.77)	(11.90)
Rydex VIF Inverse Mid-Cap Strategy (d)
2021	9,706	0.39	1.91	7,693	—	1.25	1.30	(27.78)	(26.54)
2020	15,519	0.54	2.60	8,362	0.01	0.25	1.45	(28.18)	(27.64)
2019	13,896	0.75	3.62	10,424	0.38	0.25	1.45	(23.79)	(22.64)
2018	12,383	0.98	4.75	12,075	—	0.25	1.45	6.03	7.24
2017	29,243	0.92	4.48	27,645	—	0.25	1.45	(17.34)	(16.29)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Inverse NASDAQ-100® Strategy (d)
2021	2,243,409	0.18	0.90	642,830	—	0.25	1.30	(29.55)	(28.00)
2020	192,057	0.25	1.26	51,286	0.08	0.25	1.45	(40.85)	(39.73)
2019	142,335	0.42	2.13	63,898	0.74	0.25	1.45	(31.15)	(29.91)
2018	181,691	0.61	3.09	114,538	—	0.25	1.45	(7.58)	(5.41)
2017	334,341	0.66	3.33	302,897	—	0.25	1.45	(27.92)	(26.92)
Rydex VIF Inverse Russell 2000® Strategy (d)
2021	202,113	0.36	0.63	72,241	—	0.25	1.30	(21.74)	(21.25)
2020	154,424	0.46	2.41	69,952	0.02	0.25	1.45	(33.79)	(32.77)
2019	40,626	0.69	3.64	28,102	0.65	0.25	1.45	(24.18)	(23.23)
2018	74,550	0.91	4.79	90,188	—	0.25	1.45	6.21	7.43
2017	255,790	0.85	4.51	218,138	—	0.25	1.45	(17.48)	(15.91)
Rydex VIF Inverse S&P 500 Strategy (d)
2021	283,805	0.40	1.65	126,184	—	0.25	1.30	(27.63)	(26.92)
2020	278,495	0.55	2.28	184,860	0.02	0.25	1.45	(28.30)	(27.21)
2019	251,502	0.76	3.18	204,313	1.33	0.25	1.45	(26.22)	(25.38)
2018	123,788	1.03	4.31	176,961	—	0.25	1.45	(0.96)	0.52
2017	308,754	1.04	4.33	373,675	—	0.25	1.45	(20.99)	(20.00)
Rydex VIF Japan 2x Strategy (d)
2021	27,008	13.29	13.73	359,890	—	0.25	1.30	(17.76)	(16.84)
2020	30,285	16.16	17.82	490,395	0.01	0.25	1.45	34.29	35.98
2019	47,961	12.01	13.27	577,247	1.28	0.25	1.45	32.97	34.63
2018	47,665	9.02	9.98	431,332	—	0.25	1.45	(26.29)	(25.42)
2017	77,534	12.16	13.54	948,244	—	0.25	1.45	43.74	45.38

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Leisure
2021	27,447	15.09	17.68	415,461	—	0.25	1.30	(3.49)	(2.27)
2020	30,030	15.61	18.59	471,072	—	0.25	1.45	15.74	17.14
2019	36,688	13.47	15.87	496,889	0.32	0.25	1.45	23.64	25.16
2018	50,599	10.88	12.68	552,940	0.38	0.25	1.45	(17.23)	(16.25)
2017	55,320	13.12	15.14	727,858	0.37	0.25	1.45	14.87	16.28
Rydex VIF Mid-Cap 1.5x Strategy (d)
2021	25,056	21.63	37.15	918,845	—	0.25	1.30	29.37	30.94
2020	39,272	16.72	28.67	1,051,709	0.01	0.25	1.45	5.89	7.09
2019	49,922	15.79	27.05	1,305,513	0.82	0.25	1.45	30.17	31.83
2018	94,476	12.13	20.74	1,693,603	0.16	0.25	1.45	(22.94)	(21.99)
2017	110,631	15.74	26.87	2,589,298	—	0.25	1.45	17.11	18.52
Rydex VIF Money Market
2021	8,979,830	4.73	6.95	50,323,078	—	0.25	1.30	(4.40)	(3.19)
2020	8,567,494	4.94	7.27	48,650,488	0.00	0.25	1.45	(4.34)	(3.15)
2019	7,729,205	5.15	7.60	43,961,783	0.79	0.25	1.45	(3.43)	(2.38)
2018	12,318,299	5.33	7.87	78,108,112	0.45	0.25	1.45	(3.91)	(2.59)
2017	11,159,254	5.54	8.19	70,482,464	—	0.25	1.45	(4.32)	(3.17)
Rydex VIF NASDAQ-100®
2021	302,589	34.45	48.76	11,188,514	—	0.25	1.30	20.03	21.51
2020	227,243	28.70	41.24	6,977,732	0.00	0.25	1.45	38.65	40.32
2019	529,272	20.70	29.39	11,765,578	0.09	0.25	1.45	30.93	32.51
2018	303,427	15.81	22.18	5,121,966	—	0.25	1.45	(6.12)	(4.97)
2017	317,132	16.84	23.34	5,795,893	—	0.25	1.45	25.39	26.92

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF NASDAQ-100® 2x Strategy (d)
2021	99,699	92.82	187.16	10,660,065	—	0.25	1.30	46.75	48.53
2020	174,982	63.16	129.48	14,023,444	0.00	0.25	1.45	78.68	80.81
2019	271,071	35.30	71.61	10,247,373	0.23	0.25	1.45	72.64	74.79
2018	511,277	20.41	40.97	10,921,698	—	0.25	1.45	(13.28)	(12.23)
2017	468,700	23.50	46.68	11,620,810	—	0.25	1.45	62.09	64.08
Rydex VIF Nova (d)
2021	118,482	26.72	31.75	3,263,113	0.00	0.25	1.30	36.03	37.62
2020	118,098	19.62	23.70	2,388,633	0.01	0.25	1.45	14.77	16.12
2019	161,653	17.07	20.41	2,770,551	1.21	0.25	1.45	38.73	40.47
2018	153,171	12.28	14.59	1,932,670	0.19	0.25	1.45	(14.28)	(13.20)
2017	291,653	14.30	17.02	4,187,700	0.04	0.25	1.45	26.07	27.59
Rydex VIF Precious Metals
2021	346,472	5.91	11.04	3,737,032	0.04	0.25	1.30	(13.13)	(12.05)
2020	381,788	6.72	12.69	4,713,784	0.05	0.25	1.45	28.43	30.13
2019	457,383	5.18	9.86	4,255,233	—	0.25	1.45	45.44	47.16
2018	415,057	3.52	6.77	2,730,591	4.73	0.25	1.45	(20.30)	(19.24)
2017	462,659	4.37	8.48	3,851,108	4.93	0.25	1.45	2.44	3.71
Rydex VIF Real Estate
2021	152,454	10.96	18.86	2,704,693	0.01	0.25	1.30	28.22	29.70
2020	158,896	8.45	14.69	2,195,538	0.03	0.25	1.45	(9.94)	(8.82)
2019	314,855	9.28	16.28	4,841,119	2.53	0.25	1.45	19.06	20.51
2018	244,278	7.72	13.66	2,970,457	1.05	0.25	1.45	(11.41)	(10.33)
2017	208,961	8.62	15.39	3,089,828	3.41	0.25	1.45	1.99	3.28

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Retailing
2021	22,871	17.50	23.84	544,117	—	0.25	1.30	6.84	8.17
2020	52,322	16.38	22.65	1,142,121	—	0.25	1.45	37.42	39.04
2019	56,056	11.92	16.29	817,853	—	0.25	1.45	19.08	20.49
2018	66,547	10.01	13.52	880,385	0.01	0.25	1.45	(7.49)	(6.31)
2017	42,427	10.82	14.58	593,650	—	0.25	1.45	7.88	9.24
Rydex VIF Russell 2000® 1.5x Strategy (d)
2021	76,123	19.27	24.53	1,868,089	0.00	0.25	1.30	13.99	15.18
2020	66,840	16.27	21.52	1,379,767	—	0.25	1.45	14.74	16.15
2019	42,450	14.18	18.72	789,623	—	0.25	1.45	29.50	31.09
2018	56,858	10.95	14.43	774,642	—	0.25	1.45	(23.10)	(22.14)
2017	55,922	14.19	18.74	1,004,780	—	0.25	1.45	14.84	16.19
Rydex VIF Russell 2000® 2x Strategy (d)
2021	65,167	15.85	21.63	1,029,256	—	0.25	1.30	20.37	21.81
2020	933,496	13.16	17.97	12,377,233	0.00	0.25	1.45	12.03	13.40
2019	114,744	11.72	16.04	1,376,187	0.49	0.25	1.45	40.70	42.51
2018	128,941	8.32	11.40	1,103,418	—	0.25	1.45	(29.41)	(28.61)
2017	363,929	11.77	16.15	4,313,602	—	0.25	1.45	20.79	22.29
Rydex VIF S&P 500 2x Strategy (d)
2021	198,666	36.02	45.14	7,567,670	—	0.25	1.30	51.43	53.24
2020	162,308	23.76	29.81	4,045,097	0.01	0.25	1.45	12.87	14.29
2019	213,905	21.01	26.41	4,699,334	—	0.25	1.45	55.44	57.39
2018	240,815	13.50	16.99	3,454,861	0.05	0.25	1.45	(19.10)	(18.13)
2017	315,462	16.66	21.00	5,491,789	—	0.25	1.45	37.25	38.94

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF S&P 500 Pure Growth
2021	285,393	22.05	30.54	7,503,372	—	0.25	1.30	22.03	23.49
2020	183,767	18.07	25.41	3,928,105	—	0.25	1.45	21.77	23.23
2019	296,824	14.84	20.62	5,194,166	—	0.25	1.45	21.04	22.59
2018	371,996	12.26	16.82	5,400,259	—	0.25	1.45	(9.72)	(8.69)
2017	523,214	13.58	18.42	8,216,326	—	0.25	1.45	18.91	20.47
Rydex VIF S&P 500 Pure Value
2021	416,862	13.75	16.94	6,896,493	0.01	0.25	1.30	26.49	28.15
2020	630,370	10.87	13.36	8,381,376	0.01	0.25	1.45	(14.48)	(13.49)
2019	556,955	12.71	15.60	8,442,234	0.80	0.25	1.45	17.90	19.38
2018	485,520	10.78	13.21	6,322,659	0.52	0.25	1.45	(17.08)	(16.12)
2017	347,842	13.00	15.92	5,411,096	0.59	0.25	1.45	10.83	12.15
Rydex VIF S&P MidCap 400 Pure Growth
2021	104,826	13.74	22.71	2,282,191	—	0.25	1.30	7.34	8.64
2020	173,286	12.80	21.42	3,129,376	—	0.25	1.45	24.76	26.30
2019	139,027	10.26	16.96	2,317,075	—	0.25	1.45	10.44	11.73
2018	180,111	9.29	15.30	2,725,305	—	0.25	1.45	(18.58)	(17.54)
2017	213,831	11.41	18.75	3,944,404	—	0.25	1.45	13.53	14.92
Rydex VIF S&P MidCap 400 Pure Value
2021	175,582	14.58	19.33	3,054,010	0.00	0.25	1.30	25.58	27.09
2020	182,298	11.61	15.37	2,759,688	0.00	0.25	1.45	2.65	4.00
2019	97,075	11.31	14.95	1,396,528	—	0.25	1.45	17.08	18.52
2018	89,567	9.66	12.74	1,122,304	—	0.25	1.45	(22.47)	(21.55)
2017	110,031	12.46	16.42	1,781,586	—	0.25	1.45	8.16	9.48
Rydex VIF S&P SmallCap 600 Pure Growth
2021	102,576	15.42	21.41	2,110,510	—	0.25	1.30	13.97	15.38
2020	164,386	13.53	18.76	2,816,483	—	0.25	1.45	10.72	12.01
2019	114,122	12.22	16.92	1,882,305	—	0.25	1.45	7.67	8.97
2018	200,950	11.35	15.69	3,105,745	—	0.25	1.45	(13.03)	(11.94)
2017	229,481	13.05	18.01	4,003,685	—	0.25	1.45	11.06	12.36

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF S&P SmallCap 600 Pure Value
2021	347,046	11.56	14.41	4,904,922	—	0.25	1.30	37.13	38.81
2020	232,363	8.43	10.49	2,416,477	—	0.25	1.45	(10.03)	(8.98)
2019	100,093	9.37	11.65	1,147,321	0.31	0.25	1.45	15.39	16.76
2018	124,431	8.12	10.08	1,237,373	—	0.25	1.45	(24.04)	(23.07)
2017	167,938	10.69	13.25	2,157,980	—	0.25	1.45	(4.64)	(3.47)
Rydex VIF Strengthening Dollar 2x Strategy (d)
2021	109,223	3.98	8.58	644,558	—	0.25	1.30	6.19	7.64
2020	111,704	3.74	8.08	609,655	0.01	0.25	1.45	(17.80)	(16.89)
2019	53,414	4.55	9.83	242,829	1.12	0.25	1.45	0.10	1.18
2018	108,982	4.54	9.82	494,924	—	0.25	1.45	6.97	8.24
2017	117,027	4.24	9.18	496,109	—	0.25	1.45	(21.27)	(20.18)
Rydex VIF Technology
2021	191,170	19.49	34.17	3,900,452	—	0.25	1.30	15.25	16.66
2020	263,530	16.89	30.10	4,803,474	—	0.25	1.45	42.71	44.50
2019	323,722	11.82	20.83	4,179,299	—	0.25	1.45	33.67	35.26
2018	316,032	8.83	15.40	2,926,094	—	0.25	1.45	(5.79)	(4.64)
2017	422,487	9.36	16.15	4,118,435	—	0.25	1.45	26.85	28.38
Rydex VIF Telecommunications
2021	111,541	5.81	11.32	649,455	0.01	0.25	1.30	4.24	5.47
2020	108,354	5.57	10.86	623,044	0.01	0.25	1.45	4.73	5.93
2019	124,740	5.31	10.37	691,507	—	0.25	1.45	8.25	9.64
2018	128,999	4.90	9.58	656,865	0.74	0.25	1.45	(9.37)	(8.31)
2017	107,936	5.40	10.57	599,204	1.45	0.25	1.45	1.15	2.43

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Rydex VIF Transportation
2021	22,277	19.91	23.95	527,550	—	0.25	1.30	16.91	18.29
2020	31,594	17.03	20.47	627,215	0.00	0.25	1.45	34.41	36.05
2019	21,410	12.67	15.20	321,919	—	0.25	1.45	16.99	18.36
2018	36,766	10.83	12.98	451,418	—	0.25	1.45	(23.57)	(22.63)
2017	120,188	14.17	16.95	1,880,865	0.09	0.25	1.45	16.72	18.16
Rydex VIF Utilities
2021	313,209	10.08	15.48	3,597,117	0.01	0.25	1.30	9.53	10.81
2020	361,694	9.19	14.35	3,763,441	0.02	0.25	1.45	(9.25)	(8.19)
2019	485,122	10.11	15.63	5,436,315	0.27	0.25	1.45	13.74	15.18
2018	406,727	8.87	13.57	3,860,800	1.20	0.25	1.45	(0.67)	0.44
2017	490,807	8.93	13.51	4,899,581	2.16	0.25	1.45	6.17	7.48
Rydex VIF Weakening Dollar 2x Strategy (d)
2021	32,517	3.26	3.41	105,901	—	0.25	1.30	(17.47)	(16.63)
2020	42,357	3.95	4.99	167,310	0.00	0.25	1.45	4.83	6.31
2019	43,395	3.76	4.76	163,093	0.94	0.25	1.45	(8.99)	(7.91)
2018	49,675	4.13	5.23	204,976	—	0.25	1.45	(15.37)	(14.51)
2017	58,363	4.88	6.18	285,004	—	0.25	1.45	14.02	15.63
T. Rowe Price Blue Chip Growth
2021	94,712	27.74	37.36	3,146,850	—	0.25	1.25	12.22	13.56
2020	91,300	24.72	33.52	2,695,743	—	0.25	1.45	28.08	29.62
2019	122,095	19.30	25.86	2,806,288	—	0.25	1.45	23.96	25.47
2018	134,712	15.57	20.61	2,456,867	—	0.25	1.45	(2.81)	(1.62)
2017	234,213	16.02	20.95	4,533,966	—	0.25	1.45	29.93	31.51

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
T. Rowe Price Capital Appreciation
2021	352,417	22.14	23.35	8,217,281	0.01	0.90	1.25	13.31	13.68
2020	391,272	19.54	20.54	8,018,634	0.01	0.90	1.25	12.88	13.29
2019	441,432	17.31	18.13	7,983,811	1.28	0.90	1.25	18.97	19.43
2018	460,243	14.55	15.18	6,969,674	1.95	0.90	1.25	(3.77)	(3.50)
2017	487,349	15.12	15.73	7,651,030	0.89	0.90	1.25	10.20	10.62
T. Rowe Price Equity Income
2021	44,620	14.67	19.18	771,928	0.01	0.25	1.25	19.76	21.24
2020	38,328	12.25	16.12	546,324	0.02	0.25	1.45	(3.47)	(2.30)
2019	40,587	12.69	16.50	608,763	2.04	0.25	1.45	20.51	22.04
2018	36,036	10.53	13.52	440,772	1.39	0.25	1.45	(13.62)	(12.61)
2017	67,493	12.19	15.47	987,840	1.50	0.25	1.45	10.72	12.02
T. Rowe Price Growth Stock
2021	263,315	30.85	31.80	8,378,228	—	0.90	1.10	14.60	14.80
2020	293,148	26.35	27.70	8,121,311	—	0.90	1.25	30.51	30.97
2019	325,359	20.19	21.15	6,879,144	—	0.90	1.25	24.71	25.15
2018	350,085	16.19	16.90	5,910,162	—	0.90	1.25	(5.65)	(5.32)
2017	359,233	17.16	17.85	6,410,050	—	0.90	1.25	27.39	27.87
T. Rowe Price Health Sciences
2021	621,727	23.02	42.18	14,793,088	—	0.25	1.25	7.90	9.22
2020	598,624	21.19	39.35	12,995,970	—	0.25	1.45	23.60	25.12
2019	534,442	17.02	31.45	9,452,204	—	0.25	1.45	23.07	24.51
2018	517,167	13.73	25.26	7,368,834	—	0.25	1.45	(3.57)	(2.36)
2017	565,398	14.14	25.87	8,172,690	—	0.25	1.45	21.83	23.25
T. Rowe Price Limited-Term Bond
2021	12,780	7.71	8.00	100,761	0.01	0.25	1.25	(4.46)	(3.38)
2020	10,076	8.07	8.44	82,656	0.01	0.25	1.45	(0.12)	1.20
2019	5,068	8.08	8.34	41,120	0.88	0.25	1.45	(0.49)	0.72
2018	21,356	8.12	8.28	173,840	1.36	0.25	1.45	(3.45)	(2.24)
2017	26,626	8.36	8.47	222,916	1.28	0.25	1.45	(3.56)	(2.42)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
T. Rowe Price Retirement 2010
2021	139	12.90	12.90	1,784	0.01	0.90	0.90	4.03	4.03
2020	135	12.40	12.40	1,671	0.01	0.90	0.90	7.08	7.08
2019	132	11.58	11.58	1,520	1.82	0.90	0.90	11.13	11.13
2018	128	10.42	10.42	1,332	1.68	0.90	0.90	(7.71)	(7.71)
2017	125	11.29	11.29	1,407	0.87	0.90	0.90	6.81	6.81
T. Rowe Price Retirement 2015
2021	12,866	13.84	13.84	178,104	0.01	0.90	0.90	4.85	4.85
2020	11,599	13.20	13.20	153,151	0.01	0.90	0.90	7.67	7.67
2019	10,635	12.26	12.26	130,346	2.86	0.90	0.90	12.37	12.37
2018	1,965	10.91	10.91	21,417	1.60	0.90	0.90	(8.32)	(8.32)
2017	1,872	11.90	11.90	22,271	1.31	0.90	0.90	8.48	8.48
T. Rowe Price Retirement 2020
2021	9,032	14.92	14.92	134,698	0.01	0.90	0.90	5.74	5.74
2020	9,849	14.11	14.11	138,935	0.01	0.90	0.90	8.37	8.37
2019	8,155	13.02	13.02	106,182	1.79	0.90	0.90	14.11	14.11
2018	6,988	11.41	11.41	79,666	1.01	0.90	0.90	(9.01)	(9.01)
2017	12,607	12.54	12.54	158,075	1.42	0.90	0.90	10.78	10.78
T. Rowe Price Retirement 2025
2021	4,546	16.10	16.10	73,217	0.01	0.90	0.90	7.05	7.05
2020	4,268	15.04	15.04	64,223	0.01	0.90	0.90	9.70	9.70
2019	5,394	13.71	13.71	73,958	1.52	0.90	0.90	15.89	15.89
2018	5,905	11.83	11.83	69,903	1.10	0.90	0.90	(9.83)	(9.83)
2017	8,385	13.12	13.12	109,989	1.57	0.90	0.90	12.62	12.62
T. Rowe Price Retirement 2030
2021	15,963	17.27	17.27	275,657	0.01	0.90	0.90	8.68	8.68
2020	14,219	15.89	15.89	225,940	0.01	0.90	0.90	10.89	10.89
2019	12,370	14.33	14.33	177,268	1.68	0.90	0.90	17.27	17.27
2018	8,524	12.22	12.22	104,193	1.84	0.90	0.90	(10.34)	(10.34)
2017	2,826	13.63	13.63	38,526	1.30	0.90	0.90	14.35	14.35

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
T. Rowe Price Retirement 2035
2021	5,261	18.22	18.22	95,888	0.00	0.90	0.90	10.09	10.09
2020	14,383	16.55	16.55	238,091	0.01	0.90	0.90	11.98	11.98
2019	4,224	14.78	14.78	62,441	1.71	0.90	0.90	18.43	18.43
2018	2,109	12.48	12.48	26,321	1.15	0.90	0.90	(10.98)	(10.98)
2017	1,694	14.02	14.02	23,749	1.17	0.90	0.90	15.68	15.68
T. Rowe Price Retirement 2040
2021	3,884	19.01	19.01	73,861	0.00	0.90	0.90	11.30	11.30
2020	3,943	17.08	17.08	67,343	0.01	0.90	0.90	13.04	13.04
2019	3,207	15.11	15.11	48,477	0.68	0.90	0.90	19.35	19.35
2018	8,532	12.66	12.66	108,067	0.93	0.90	0.90	(11.28)	(11.28)
2017	8,239	14.27	14.27	117,620	0.44	0.90	0.90	16.68	16.68
T. Rowe Price Retirement 2045
2021	264	19.37	19.37	5,111	0.00	0.90	0.90	12.16	12.16
2020	153	17.27	17.27	2,645	0.01	0.90	0.90	13.54	13.54
2019	63	15.21	15.21	963	2.08	0.90	0.90	19.95	19.95
2018	—	12.68	12.68	—	—	0.90	0.90	(11.58)	(11.58)
2017	—	14.34	14.34	—	—	0.90	0.90	17.16	17.16
T. Rowe Price Retirement 2050
2021	5	19.39	19.39	105	—	0.90	0.90	12.41	12.41
2020	—	17.25	17.25	—	—	0.90	0.90	13.49	13.49
2019	204	15.20	15.20	3,108	1.32	0.90	0.90	19.87	19.87
2018	126	12.68	12.68	1,600	1.60	0.90	0.90	(11.51)	(11.51)
2017	10	14.33	14.33	150	—	0.90	0.90	17.08	17.08
T. Rowe Price Retirement 2055
2021	2,483	19.35	19.35	48,052	0.00	0.90	0.90	12.30	12.30
2020	3,314	17.23	17.23	57,115	0.01	0.90	0.90	13.43	13.43
2019	2,602	15.19	15.19	39,532	1.15	0.90	0.90	19.89	19.89
2018	2,450	12.67	12.67	31,037	0.81	0.90	0.90	(11.58)	(11.58)
2017	2,384	14.33	14.33	34,171	0.90	0.90	0.90	17.08	17.08

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
T. Rowe Price Retirement Balanced
2021	18,964	12.03	12.03	228,287	0.02	0.90	0.90	3.71	3.71
2020	9,714	11.60	11.60	112,744	0.01	0.90	0.90	6.62	6.62
2019	16,127	10.88	10.88	175,496	1.58	0.90	0.90	10.34	10.34
2018	14,319	9.86	9.86	141,187	0.89	0.90	0.90	(7.50)	(7.50)
2017	25,526	10.66	10.66	271,966	1.88	0.90	0.90	5.65	5.65
Templeton Developing Markets VIP Fund
2021	582,580	10.25	21.03	8,749,873	0.01	0.25	1.45	(9.86)	(8.73)
2020	472,510	11.37	23.33	6,846,325	0.04	0.25	1.45	12.02	13.42
2019	319,000	10.15	20.82	5,635,375	0.86	0.25	1.45	21.19	22.70
2018	290,225	8.37	17.18	3,965,864	0.75	0.25	1.45	(19.52)	(18.50)
2017	431,026	10.40	21.33	7,306,044	1.04	0.25	1.45	34.19	35.94
Templeton Foreign VIP Fund
2021	532,568	8.01	13.88	4,744,177	0.01	0.25	1.45	(0.37)	0.82
2020	1,118,366	8.04	13.77	9,817,548	0.05	0.25	1.45	(5.52)	(4.31)
2019	223,463	8.51	14.39	2,276,332	1.62	0.25	1.45	7.57	8.93
2018	269,291	7.91	13.21	2,585,738	2.71	0.25	1.45	(19.14)	(18.15)
2017	304,827	9.78	16.14	3,508,060	2.52	0.25	1.45	11.64	12.95
Templeton Global Bond VIP Fund
2021	147,559	6.71	7.59	1,060,716	—	0.25	1.25	(9.20)	(8.02)
2020	187,725	7.39	8.26	1,482,690	0.07	0.25	1.45	(9.44)	(8.22)
2019	225,703	8.16	9.00	1,951,495	6.97	0.25	1.45	(2.39)	(1.32)
2018	255,852	8.36	9.12	2,244,653	—	0.25	1.45	(2.56)	(1.30)
2017	223,698	8.58	9.24	1,997,443	—	0.25	1.45	(2.50)	(1.39)
Templeton Growth VIP Fund
2021	403	10.09	10.09	4,064	0.01	1.25	1.25	0.30	0.30
2020	391	10.06	12.26	3,933	0.03	0.25	1.45	1.21	2.42
2019	380	9.94	11.97	3,771	2.76	0.25	1.45	10.20	11.45
2018	368	9.02	10.74	3,323	2.09	0.25	1.45	(18.59)	(17.57)
2017	357	11.08	13.03	3,960	1.62	0.25	1.45	13.29	14.70

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Third Avenue Value (b)
2021	2,424	9.39	9.39	22,774	0.01	1.25	1.25	16.65	16.65
2020	2,115	8.05	8.82	17,020	0.02	0.25	1.45	(6.61)	(5.57)
2019	2,052	8.62	9.34	17,694	0.28	0.25	1.45	7.62	8.86
2018	1,992	8.01	8.58	15,964	2.03	0.25	1.45	(23.86)	(22.84)
2017	1,933	10.52	11.12	20,337	0.85	0.25	1.45	8.57	9.88
TOPS® Aggressive Growth ETF
2021	25,530	13.46	13.46	343,684	0.01	1.25	1.25	13.97	13.97
2020	—	11.81	12.30	—	—	0.25	1.45	7.36	8.66
2019	—	11.00	11.32	—	—	0.25	1.45	18.66	20.17
2018	—	9.27	9.42	—	—	0.25	1.45	(14.17)	(13.10)
2017	—	10.80	10.84	—	—	0.25	1.45	8.00	8.40
TOPS® Balanced ETF
2021	14,845	11.64	11.64	172,797	—	0.25	0.25	5.82	5.82
2020	—	10.63	11.07	—	—	0.25	1.45	3.40	4.63
2019	—	10.28	10.58	—	—	0.25	1.45	10.78	12.08
2018	—	9.28	9.44	—	—	0.25	1.45	(9.99)	(8.79)
2017	—	10.31	11.34	—	—	0.25	1.45	3.10	9.04
TOPS® Conservative ETF
2021	420,872	10.41	10.91	4,405,671	0.02	0.25	1.25	1.66	2.83
2020	50,008	10.24	10.67	530,413	—	0.25	1.45	1.99	3.29
2019	—	10.04	10.33	—	—	0.25	1.45	6.47	7.72
2018	—	9.43	9.59	—	—	0.25	1.45	(6.82)	(5.70)
2017	—	10.12	10.82	—	—	0.25	1.45	1.20	5.36

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
TOPS® Growth ETF
2021	49,986	12.80	13.42	648,162	0.00	0.25	1.25	11.21	12.58
2020	—	11.51	11.99	—	—	0.25	1.45	6.48	7.82
2019	—	10.81	11.12	—	—	0.25	1.45	16.36	17.80
2018	—	9.29	9.44	—	—	0.25	1.45	(12.85)	(11.86)
2017	—	10.66	12.43	—	—	0.25	1.45	6.60	15.09
TOPS® Managed Risk Moderate Growth ETF
2021	47,434	10.99	10.99	521,199	0.02	1.25	1.25	5.88	5.88
2020	—	10.38	10.82	—	—	0.25	1.45	0.87	2.17
2019	—	10.29	10.59	—	—	0.25	1.45	10.17	11.47
2018	—	9.34	9.50	—	—	0.25	1.45	(10.88)	(9.70)
2017	—	10.48	11.53	—	—	0.25	1.45	4.80	11.72
VanEck VIP Global Gold
2021	19,870	9.55	10.05	196,388	0.12	0.25	1.25	(17.76)	(16.81)
2020	32,649	11.48	12.22	392,379	0.03	0.25	1.45	32.54	34.22
2019	22,239	8.56	9.22	204,382	—	0.25	1.45	32.66	34.37
2018	22,464	6.39	6.95	156,082	2.99	0.25	1.45	(20.21)	(19.35)
2017	23,841	7.93	8.71	207,697	7.10	0.25	1.45	7.80	9.28
VanEck VIP Global Resources (b)
2021	20,720	5.09	6.46	124,830	0.00	0.25	1.25	13.53	14.90
2020	26,572	4.43	5.69	146,413	0.00	0.25	1.45	13.80	15.01
2019	19,680	3.86	5.00	94,280	—	0.25	1.45	6.61	7.97
2018	20,805	3.58	4.69	92,578	—	0.25	1.45	(31.53)	(30.67)
2017	33,181	5.18	6.85	217,335	—	0.25	1.45	(6.29)	(5.06)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Vanguard® VIF Balanced
2021	205,408	14.47	15.62	3,152,836	0.01	0.25	1.65	13.40	15.19
2020	70,960	12.76	13.68	938,575	0.02	0.25	1.85	5.37	7.13
2019	58,693	12.11	12.77	731,574	2.47	0.25	1.85	16.67	18.46
2018	49,218	10.38	10.78	523,334	13.39	0.65	1.85	(7.98)	(6.83)
2017	10,036	11.28	11.57	113,284	0.68	0.65	1.85	9.30	10.61
Vanguard® VIF Capital Growth
2021	67,802	18.67	20.16	1,311,086	0.01	0.25	1.65	15.75	17.69
2020	62,250	16.13	17.29	1,037,907	0.01	0.25	1.85	11.86	13.68
2019	61,457	14.42	15.21	909,794	1.65	0.25	1.85	20.57	22.46
2018	30,392	11.96	12.42	364,781	0.90	0.65	1.85	(5.90)	(4.75)
2017	27,594	12.71	13.04	351,810	0.93	0.65	1.85	22.68	24.19
Vanguard® VIF Conservative Allocation
2021	583,293	11.48	12.39	6,875,828	0.02	0.25	1.65	0.97	2.57
2020	234,847	11.37	12.19	2,724,001	0.02	0.25	1.85	6.46	8.16
2019	123,092	10.68	11.27	1,349,658	1.45	0.25	1.85	10.33	12.03
2018	53,425	9.68	10.06	518,882	2.99	0.65	1.85	(7.63)	(6.42)
2017	155,171	10.48	10.75	1,627,133	0.92	0.65	1.85	5.65	6.86
Vanguard® VIF Diversified Value
2021	50,133	15.40	16.78	826,973	0.01	0.25	1.65	24.29	26.29
2020	18,339	12.39	13.29	236,656	0.02	0.25	1.85	6.44	8.22
2019	34,678	11.64	12.28	411,821	2.29	0.25	1.85	19.75	21.70
2018	23,329	9.72	10.09	227,996	2.79	0.65	1.85	(13.45)	(12.41)
2017	21,910	11.23	11.52	246,959	3.06	0.65	1.85	7.77	9.09
Vanguard® VIF Equity Income
2021	115,229	15.03	16.22	1,844,856	0.02	0.25	1.65	19.38	21.32
2020	83,154	12.59	13.50	1,102,923	0.02	0.25	1.85	(1.64)	(0.07)
2019	82,724	12.80	13.51	1,094,241	2.44	0.25	1.85	18.52	20.41
2018	77,330	10.80	11.22	854,005	1.52	0.65	1.85	(10.45)	(9.30)
2017	57,757	12.06	12.37	701,831	2.18	0.65	1.85	12.61	14.01

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Vanguard® VIF Equity Index
2021	245,632	18.84	20.33	4,968,973	0.01	0.25	1.65	22.50	24.42
2020	79,786	15.38	16.49	1,297,571	0.01	0.25	1.85	12.59	14.36
2019	36,318	13.66	14.42	516,380	0.48	0.25	1.85	24.98	27.05
2018	5,748	10.93	11.35	64,422	—	0.65	1.85	(8.99)	(7.87)
2017	1,964	12.01	12.32	24,105	1.66	0.65	1.85	15.81	17.22
Vanguard® VIF Global Bond Index
2021	59,734	10.08	10.08	601,922	0.02	0.25	0.25	(4.91)	(4.91)
2020	6,855	10.35	10.63	72,702	0.00	0.25	1.85	1.67	3.20
2019	—	10.18	10.30	—	—	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2021	69,389	21.58	23.29	1,598,527	0.00	0.25	1.65	12.28	14.05
2020	12,652	19.22	20.61	245,973	0.00	0.25	1.85	36.31	38.51
2019	7,851	14.10	14.88	111,198	0.41	0.25	1.85	27.49	29.50
2018	7,835	11.06	11.49	86,947	0.34	0.65	1.85	(4.57)	(3.45)
2017	7,641	11.59	11.90	88,798	0.81	0.65	1.85	24.62	26.33
Vanguard® VIF High Yield Bond
2021	105,111	10.71	11.56	1,208,776	0.05	0.25	1.65	(1.20)	0.35
2020	120,169	10.84	11.63	1,381,463	0.03	0.25	1.85	0.65	2.29
2019	83,688	10.77	11.37	941,573	6.22	0.25	1.85	10.12	12.02
2018	45,030	9.78	10.15	453,510	5.25	0.65	1.85	(7.30)	(6.28)
2017	41,551	10.55	10.83	447,313	6.20	0.65	1.85	1.93	3.14
Vanguard® VIF International
2021	281,760	18.70	20.18	5,683,100	0.00	0.25	1.65	(6.22)	(4.72)
2020	154,942	19.94	21.38	3,268,296	0.01	0.25	1.85	50.04	52.50
2019	118,105	13.29	14.02	1,637,641	1.15	0.25	1.85	25.02	26.99
2018	83,700	10.63	11.04	914,398	0.56	0.65	1.85	(16.76)	(15.73)
2017	43,225	12.77	13.10	558,355	0.14	0.65	1.85	35.85	37.46

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Vanguard® VIF Mid-Cap Index
2021	277,347	16.74	18.07	4,827,809	0.01	0.25	1.65	18.47	20.39
2020	190,747	14.13	15.15	2,744,483	0.01	0.25	1.85	12.41	14.25
2019	71,205	12.57	13.26	914,575	0.62	0.25	1.85	24.70	26.65
2018	23,079	10.08	10.47	239,540	2.47	0.65	1.85	(13.62)	(12.60)
2017	12,213	11.67	11.98	145,631	4.24	0.65	1.85	13.41	14.86
Vanguard® VIF Moderate Allocation
2021	436,212	12.83	13.85	5,869,009	0.02	0.25	1.65	4.82	6.54
2020	444,966	12.24	13.12	5,614,456	0.01	0.25	1.85	8.32	10.07
2019	156,912	11.30	11.92	1,843,165	1.80	0.25	1.85	13.91	15.73
2018	69,190	9.92	10.30	701,714	2.03	0.65	1.85	(9.49)	(8.36)
2017	67,773	10.96	11.24	753,688	3.46	0.65	1.85	9.38	10.63
Vanguard® VIF Real Estate Index
2021	98,657	13.97	15.08	1,480,447	0.01	0.25	1.65	33.56	35.73
2020	24,763	10.46	11.21	273,043	0.01	0.25	1.85	(9.36)	(7.96)
2019	14,711	11.54	12.18	172,402	1.40	0.25	1.85	22.64	24.67
2018	3,798	9.41	9.77	35,948	2.32	0.65	1.85	(9.78)	(8.69)
2017	12,262	10.43	10.70	128,371	1.58	0.65	1.85	(0.19)	0.94
Vanguard® VIF Short Term Investment Grade
2021	622,758	8.70	9.39	5,829,899	0.01	0.25	1.65	(5.13)	(3.59)
2020	199,759	9.17	9.83	1,942,195	0.03	0.25	1.85	0.44	2.08
2019	92,945	9.13	9.63	885,722	2.74	0.25	1.85	0.66	2.34
2018	103,551	9.07	9.41	967,505	0.96	0.65	1.85	(3.72)	(2.59)
2017	27,655	9.42	9.66	266,214	2.47	0.65	1.85	(2.79)	(1.63)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Vanguard® VIF Small Company Growth (d)
2021	17,036	18.52	18.52	315,474	0.00	0.25	0.25	10.57	10.57
2020	17,605	15.77	16.91	294,852	0.01	0.25	1.85	17.34	19.25
2019	11,430	13.44	14.18	160,749	0.74	0.25	1.85	21.96	23.95
2018	36,465	11.02	11.44	414,290	0.32	0.65	1.85	(11.63)	(10.63)
2017	12,252	12.47	12.80	155,776	1.68	0.65	1.85	17.53	19.07
Vanguard® VIF Total Bond Market Index
2021	1,193,149	9.01	9.72	11,527,976	0.02	0.25	1.65	(6.34)	(4.89)
2020	429,315	9.62	10.32	4,378,791	0.02	0.25	1.85	2.45	4.14
2019	290,954	9.39	9.91	2,852,581	2.33	0.25	1.85	3.53	5.20
2018	190,057	9.07	9.42	1,778,827	1.94	0.65	1.85	(4.93)	(3.68)
2017	102,615	9.54	9.78	998,805	0.81	0.65	1.85	(1.34)	(0.31)
Vanguard® VIF Total International Stock Market Index
2021	453,639	11.43	11.90	5,392,917	0.02	0.25	1.65	3.44	5.12
2020	75,636	11.05	11.35	855,008	0.01	0.25	1.85	5.84	7.58
2019	28,834	10.44	10.55	303,348	—	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2021	841,611	18.52	19.99	16,793,913	0.01	0.25	1.65	19.64	21.59
2020	187,528	15.48	16.59	3,064,148	0.01	0.25	1.85	14.84	16.67
2019	116,239	13.48	14.22	1,623,787	1.12	0.25	1.85	24.58	26.51
2018	65,181	10.82	11.24	719,633	1.25	0.65	1.85	(9.83)	(8.77)
2017	42,982	12.00	12.32	519,140	1.75	0.65	1.85	15.16	16.67
Victory RS Partners (d)
2021	17,811	32.09	32.09	572,076	—	0.90	0.90	24.67	24.67
2020	19,212	25.74	25.74	495,005	—	0.90	0.90	(3.41)	(3.41)
2019	20,357	26.65	26.65	542,958	0.90	0.90	0.90	25.71	25.71
2018	22,021	21.20	21.20	467,217	0.34	0.90	0.90	(15.44)	(15.44)
2017	24,094	25.07	25.07	604,181	—	0.90	0.90	9.86	9.86

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Victory RS Science and Technology
2021	33,576	40.77	42.04	1,412,788	—	0.90	1.10	(12.92)	(12.73)
2020	42,257	45.83	48.17	2,036,781	—	0.90	1.25	58.14	58.71
2019	40,788	28.98	30.35	1,238,664	—	0.90	1.25	33.55	34.00
2018	41,311	21.70	22.65	936,054	—	0.90	1.25	(4.87)	(4.55)
2017	27,283	22.81	23.73	647,735	—	0.90	1.25	38.66	39.26
Victory RS Value
2021	120,586	15.82	16.31	1,965,988	0.00	0.90	1.10	22.26	22.45
2020	136,276	12.67	13.32	1,813,765	—	0.90	1.25	(6.70)	(6.33)
2019	174,502	13.58	14.22	2,478,079	0.63	0.90	1.25	25.97	26.29
2018	157,206	10.78	11.26	1,770,118	0.55	0.90	1.25	(14.51)	(14.11)
2017	206,943	12.61	13.11	2,708,008	0.19	0.90	1.25	12.49	12.92
Virtus Ceredex Mid Cap Value Equity
2021	15,659	20.63	20.63	323,619	—	0.90	0.90	23.83	23.83
2020	18,546	16.66	16.66	309,476	0.01	0.90	0.90	(5.34)	(5.34)
2019	25,192	17.60	17.60	443,713	0.96	0.90	0.90	27.63	27.63
2018	18,509	13.79	13.79	255,628	0.71	0.90	0.90	(11.60)	(11.60)
2017	20,243	15.60	15.60	315,963	0.79	0.90	0.90	6.92	6.92
Virtus Duff & Phelps Real Estate Securities Series
2021	25,176	16.59	17.53	434,799	0.01	0.25	1.25	40.12	41.71
2020	26,873	11.84	12.55	321,081	0.01	0.25	1.45	(5.88)	(4.71)
2019	8,142	12.58	13.17	102,826	1.65	0.25	1.45	21.90	23.43
2018	9,732	10.32	10.67	101,083	1.09	0.25	1.45	(10.65)	(9.58)
2017	20,752	11.55	11.80	240,819	1.36	0.25	1.45	1.40	2.61
Virtus KAR Small-Cap Growth Series
2021	45,236	34.13	36.97	1,624,708	—	0.25	1.25	0.41	1.62
2020	41,193	33.99	36.84	1,450,876	—	0.25	1.45	38.34	39.97
2019	46,042	24.57	26.32	1,162,475	—	0.25	1.45	31.32	32.93
2018	34,521	18.71	19.80	653,197	—	0.25	1.45	6.79	8.08
2017	30,184	17.52	18.32	541,210	—	0.25	1.45	34.67	36.41

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
Virtus Newfleet Multi-Sector Intermediate Bond Series
2021	12,099	9.56	9.99	119,700	0.01	0.25	1.25	(3.34)	(2.15)
2020	57,161	9.89	10.36	582,420	0.03	0.25	1.45	1.85	3.19
2019	61,550	9.71	10.04	608,302	2.72	0.25	1.45	5.66	6.92
2018	112,337	9.19	9.39	1,037,703	3.88	0.25	1.45	(6.89)	(5.82)
2017	116,112	9.87	9.97	1,145,914	7.21	0.25	1.45	2.07	3.32
Virtus SGA International Growth Series
2021	56,985	9.36	9.91	558,722	—	0.25	1.25	3.54	4.87
2020	90,912	9.04	9.45	849,898	—	0.25	1.45	18.32	19.62
2019	93,139	7.64	7.90	728,469	0.67	0.25	1.45	13.35	14.83
2018	152,149	6.74	6.88	1,037,519	3.30	0.25	1.45	(20.33)	(19.34)
2017	116,344	8.45	8.53	985,433	1.79	0.25	1.45	10.88	12.24
Virtus Strategic Allocation Series
2021	18,560	15.54	17.33	293,684	0.00	0.25	1.25	2.85	4.15
2020	7,705	15.11	16.89	118,378	0.01	0.25	1.45	28.16	30.10
2019	6,443	11.79	13.02	75,964	1.30	0.25	1.45	20.55	22.02
2018	6,428	9.78	10.67	62,868	2.61	0.25	1.45	(10.03)	(8.96)
2017	1,008	10.87	11.72	10,957	1.94	0.25	1.45	13.82	15.13
Voya MidCap Opportunities Portfolio
2021	9,525	20.26	26.45	243,933	—	0.25	1.25	6.74	8.09
2020	2,215	18.98	24.85	54,225	—	0.25	1.45	34.42	36.09
2019	839	14.12	18.26	11,803	0.09	0.25	1.45	23.32	24.73
2018	814	11.45	14.64	9,292	—	0.25	1.45	(11.92)	(10.84)
2017	—	13.00	16.42	—	—	0.25	1.45	19.05	20.56
VY Clarion Global Real Estate Portfolio
2021	14,453	12.03	13.67	196,061	0.02	0.25	1.25	28.12	29.70
2020	10,568	9.39	10.71	106,892	0.05	0.25	1.45	(9.36)	(8.23)
2019	9,769	10.36	11.67	108,611	2.48	0.25	1.45	18.81	20.19
2018	9,835	8.72	9.71	91,286	4.82	0.25	1.45	(12.89)	(11.73)
2017	10,513	10.01	11.00	111,883	3.32	0.25	1.45	5.59	6.90

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3) (4)	Total Returns Highest (%) (3) (4)
VY Clarion Real Estate Portfolio
2021	32,526	18.44	18.44	599,805	0.00	0.25	0.25	46.93	46.93
2020	—	10.73	12.75	—	—	0.25	1.45	(10.73)	(9.64)
2019	—	12.02	14.11	—	—	0.25	1.45	22.40	23.88
2018	—	9.82	11.39	—	—	0.25	1.45	(11.85)	(10.74)
2017	8,136	11.14	12.76	102,788	3.12	0.25	1.45	0.45	1.67
Western Asset Variable Global High Yield Bond
2021	175,859	9.76	11.81	2,057,484	0.04	0.25	1.35	(3.37)	(2.20)
2020	176,766	10.10	12.13	2,136,722	0.02	0.25	1.45	2.43	3.74
2019	355,049	9.86	11.76	4,169,164	4.87	0.25	1.45	9.07	10.32
2018	383,461	9.04	10.76	4,114,546	4.31	0.25	1.45	(8.41)	(7.18)
2017	473,780	9.87	11.73	5,519,774	5.93	0.25	1.45	3.68	4.92

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.